UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® U.S. Sustainability Index Fund

July 31, 2017

USY-QTLY-0917
1.9883817.100

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 13.6%
Auto Components - 0.4%
Autoliv, Inc.	80	$8,671
BorgWarner, Inc.	178	8,320
Delphi Automotive PLC	233	21,068
		38,059
Automobiles - 0.8%
Ford Motor Co.	3,214	36,061
Harley-Davidson, Inc.	152	7,398
Tesla, Inc. (a)	111	35,905
		79,364
Distributors - 0.1%
LKQ Corp. (a)	260	8,986
Hotels, Restaurants & Leisure - 2.9%
ARAMARK Holdings Corp.	215	8,570
Darden Restaurants, Inc.	106	8,891
Domino's Pizza, Inc.	41	7,647
Hilton, Inc.	186	11,631
Marriott International, Inc. Class A	282	29,382
McDonald's Corp.	719	111,546
Royal Caribbean Cruises Ltd.	146	16,508
Starbucks Corp.	1,262	68,123
Vail Resorts, Inc.	33	6,955
Wyndham Worldwide Corp.	90	9,393
		278,646
Household Durables - 0.6%
Garmin Ltd.	124	6,224
Mohawk Industries, Inc. (a)	54	13,445
Newell Brands, Inc.	417	21,984
Whirlpool Corp.	63	11,206
		52,859
Internet & Direct Marketing Retail - 1.6%
Netflix, Inc. (a)	372	67,578
Priceline Group, Inc. (a)	42	85,197
		152,775
Leisure Products - 0.2%
Hasbro, Inc.	96	10,164
Mattel, Inc.	281	5,626
Polaris Industries, Inc.	54	4,842
		20,632
Media - 3.6%
Charter Communications, Inc. Class A (a)	186	72,895
Discovery Communications, Inc.:
Class A (a)	141	3,469
Class C (non-vtg.) (a)	222	5,135
Liberty Broadband Corp. Class C (a)	91	9,025
Liberty Global PLC:
Class A (a)	274	9,278
Class C (a)	450	14,747
Scripps Networks Interactive, Inc. Class A	76	6,643
The Walt Disney Co.	1,368	150,384
Time Warner, Inc.	669	68,519
		340,095
Multiline Retail - 0.3%
Dollar General Corp.	240	18,038
Kohl's Corp.	160	6,616
Nordstrom, Inc.	106	5,148
		29,802
Specialty Retail - 1.7%
Advance Auto Parts, Inc.	63	7,057
AutoNation, Inc. (a)	64	2,712
Best Buy Co., Inc.	240	14,002
CarMax, Inc. (a)	159	10,534
Dick's Sporting Goods, Inc.	82	3,062
Foot Locker, Inc.	109	5,144
Gap, Inc.	196	4,671
Lowe's Companies, Inc.	749	57,973
Ross Stores, Inc.	348	19,251
Signet Jewelers Ltd.	56	3,425
Staples, Inc.	567	5,755
Tiffany & Co., Inc.	107	10,220
Tractor Supply Co.	110	6,173
Ulta Beauty, Inc. (a)	52	13,063
		163,042
Textiles, Apparel & Luxury Goods - 1.4%
Coach, Inc.	244	11,502
Hanesbrands, Inc.	324	7,426
lululemon athletica, Inc. (a)	89	5,486
Michael Kors Holdings Ltd. (a)	135	4,919
NIKE, Inc. Class B	1,147	67,730
PVH Corp.	69	8,231
Under Armour, Inc.:
Class A (sub. vtg.) (a)	124	2,482
Class C (non-vtg.) (a)	196	3,550
VF Corp.	306	19,030
		130,356

TOTAL CONSUMER DISCRETIONARY		1,294,616

CONSUMER STAPLES - 8.8%
Beverages - 3.4%
Dr. Pepper Snapple Group, Inc.	159	14,494
PepsiCo, Inc.	1,232	143,664
The Coca-Cola Co.	3,535	162,044
		320,202
Food & Staples Retailing - 0.1%
Whole Foods Market, Inc.	271	11,317
Food Products - 1.9%
Bunge Ltd.	118	9,250
Campbell Soup Co.	157	8,294
General Mills, Inc.	502	27,941
Hormel Foods Corp.	251	8,577
Kellogg Co.	229	15,572
McCormick & Co., Inc. (non-vtg.)	95	9,054
Mondelez International, Inc.	1,324	58,282
The Kraft Heinz Co.	528	46,179
		183,149
Household Products - 3.2%
Clorox Co.	115	15,351
Colgate-Palmolive Co.	721	52,056
Kimberly-Clark Corp.	308	37,933
Procter & Gamble Co.	2,211	200,803
		306,143
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	193	19,105

TOTAL CONSUMER STAPLES		839,916

ENERGY - 6.1%
Energy Equipment & Services - 1.3%
Baker Hughes, a GE Co.	342	12,616
Core Laboratories NV	38	3,820
National Oilwell Varco, Inc.	320	10,467
Schlumberger Ltd.	1,210	83,006
TechnipFMC PLC (a)	388	11,074
Weatherford International PLC (a)	826	3,684
		124,667
Oil, Gas & Consumable Fuels - 4.8%
Antero Resources Corp. (a)	187	3,856
Apache Corp.	333	16,477
Cheniere Energy, Inc. (a)	183	8,272
Cimarex Energy Co.	79	7,823
Concho Resources, Inc. (a)	135	17,585
ConocoPhillips Co.	1,063	48,228
Continental Resources, Inc. (a)	84	2,808
Devon Energy Corp.	436	14,523
EOG Resources, Inc.	498	47,380
EQT Corp.	150	9,555
Hess Corp.	241	10,734
Kinder Morgan, Inc.	1,730	35,344
Marathon Oil Corp.	714	8,732
Marathon Petroleum Corp.	454	25,419
Newfield Exploration Co. (a)	177	5,085
Noble Energy, Inc.	394	11,391
Occidental Petroleum Corp.	660	40,874
ONEOK, Inc.	331	18,725
Phillips 66 Co.	379	31,741
Pioneer Natural Resources Co.	148	24,139
Range Resources Corp.	209	4,412
Tesoro Corp.	128	12,740
The Williams Companies, Inc.	723	22,977
Valero Energy Corp.	388	26,760
		455,580

TOTAL ENERGY		580,247

FINANCIALS - 13.8%
Banks - 3.3%
BB&T Corp.	701	33,171
CIT Group, Inc.	131	6,242
Citizens Financial Group, Inc.	442	15,505
Comerica, Inc.	158	11,425
East West Bancorp, Inc.	135	7,692
Fifth Third Bancorp	681	18,183
First Republic Bank	130	13,043
KeyCorp	935	16,867
M&T Bank Corp.	120	19,578
Peoples United Financial, Inc.	243	4,238
PNC Financial Services Group, Inc.	421	54,225
Regions Financial Corp.	1,047	15,286
Signature Bank (a)	45	6,236
SVB Financial Group (a)	45	8,030
U.S. Bancorp	1,468	77,481
Zions Bancorporation	167	7,568
		314,770
Capital Markets - 4.4%
Ameriprise Financial, Inc.	135	19,559
Bank of New York Mellon Corp.	898	47,621
BlackRock, Inc. Class A	104	44,359
Charles Schwab Corp.	1,033	44,316
CME Group, Inc.	295	36,173
E*TRADE Financial Corp. (a)	233	9,553
Eaton Vance Corp. (non-vtg.)	95	4,664
Franklin Resources, Inc.	290	12,986
IntercontinentalExchange, Inc.	513	34,222
Invesco Ltd.	352	12,239
Moody's Corp.	150	19,745
Northern Trust Corp.	189	16,539
Raymond James Financial, Inc.	109	9,068
S&P Global, Inc.	223	34,251
SEI Investments Co.	111	6,273
State Street Corp.	327	30,486
T. Rowe Price Group, Inc.	214	17,702
TD Ameritrade Holding Corp.	224	10,244
The NASDAQ OMX Group, Inc.	104	7,734
		417,734
Consumer Finance - 0.9%
Ally Financial, Inc.	390	8,830
American Express Co.	662	56,422
Discover Financial Services	327	19,927
		85,179
Diversified Financial Services - 0.1%
Voya Financial, Inc.	160	6,278
Insurance - 4.9%
AFLAC, Inc.	343	27,354
Allstate Corp.	317	28,847
American Financial Group, Inc.	61	6,185
American International Group, Inc.	848	55,502
Aon PLC	225	31,088
Arch Capital Group Ltd. (a)	112	10,893
Arthur J. Gallagher & Co.	181	10,641
Assurant, Inc.	49	5,158
Axis Capital Holdings Ltd.	92	5,941
Chubb Ltd.	400	58,584
Hartford Financial Services Group, Inc.	320	17,600
Lincoln National Corp.	195	14,247
Loews Corp.	241	11,732
Marsh & McLennan Companies, Inc.	441	34,385
Principal Financial Group, Inc.	246	16,421
Progressive Corp.	504	23,754
Prudential Financial, Inc.	373	42,235
Reinsurance Group of America, Inc.	56	7,851
RenaissanceRe Holdings Ltd.	33	4,848
The Travelers Companies, Inc.	241	30,870
Willis Group Holdings PLC	112	16,675
XL Group Ltd.	221	9,812
		470,623
Mortgage Real Estate Investment Trusts - 0.1%
Annaly Capital Management, Inc.	896	10,779
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	433	5,685

TOTAL FINANCIALS		1,311,048

HEALTH CARE - 14.5%
Biotechnology - 4.1%
Amgen, Inc.	638	111,337
Biogen, Inc. (a)	186	53,864
BioMarin Pharmaceutical, Inc. (a)	148	12,984
Celgene Corp. (a)	675	91,402
Gilead Sciences, Inc.	1,131	86,058
TESARO, Inc. (a)	34	4,340
Vertex Pharmaceuticals, Inc. (a)	213	32,338
		392,323
Health Care Equipment & Supplies - 1.3%
Align Technology, Inc. (a)	64	10,703
Becton, Dickinson & Co.	195	39,273
Dentsply Sirona, Inc.	200	12,406
Edwards Lifesciences Corp. (a)	183	21,078
Hologic, Inc. (a)	243	10,743
IDEXX Laboratories, Inc. (a)	75	12,485
ResMed, Inc.	132	10,180
Varian Medical Systems, Inc. (a)	80	7,770
		124,638
Health Care Providers & Services - 2.5%
AmerisourceBergen Corp.	142	13,322
Anthem, Inc.	229	42,642
Cardinal Health, Inc.	273	21,092
Centene Corp. (a)	147	11,675
Cigna Corp.	223	38,704
Envision Healthcare Corp. (a)	96	5,417
HCA Holdings, Inc. (a)	257	20,647
Henry Schein, Inc. (a)	67	12,208
Humana, Inc.	130	30,056
Laboratory Corp. of America Holdings (a)	90	14,302
MEDNAX, Inc. (a)	84	3,946
Patterson Companies, Inc.	74	3,087
Quest Diagnostics, Inc.	119	12,889
VCA, Inc. (a)	70	6,481
		236,468
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	280	16,741
Mettler-Toledo International, Inc. (a)	22	12,608
Quintiles Transnational Holdings, Inc. (a)	124	11,228
Waters Corp. (a)	69	11,967
		52,544
Pharmaceuticals - 6.0%
Bristol-Myers Squibb Co.	1,448	82,391
Johnson & Johnson	2,348	311,627
Merck & Co., Inc.	2,386	152,418
Zoetis, Inc. Class A	426	26,634
		573,070

TOTAL HEALTH CARE		1,379,043

INDUSTRIALS - 9.7%
Aerospace & Defense - 0.5%
Arconic, Inc.	342	8,478
L3 Technologies, Inc.	65	11,373
Rockwell Collins, Inc.	142	15,127
TransDigm Group, Inc.	46	12,978
		47,956
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	124	8,134
Expeditors International of Washington, Inc.	157	9,244
United Parcel Service, Inc. Class B	593	65,402
		82,780
Airlines - 0.1%
Delta Air Lines, Inc.	167	8,243
Southwest Airlines Co.	127	7,050
		15,293
Building Products - 0.7%
A.O. Smith Corp.	119	6,372
Allegion PLC	84	6,824
Fortune Brands Home & Security, Inc.	129	8,471
Johnson Controls International PLC	810	31,550
Lennox International, Inc.	35	5,985
Masco Corp.	306	11,668
		70,870
Commercial Services & Supplies - 0.3%
Waste Management, Inc.	381	28,632
Electrical Equipment - 0.8%
Acuity Brands, Inc.	37	7,498
AMETEK, Inc.	200	12,316
Eaton Corp. PLC	388	30,361
Rockwell Automation, Inc.	115	18,978
Sensata Technologies Holding BV (a)	144	6,497
		75,650
Industrial Conglomerates - 1.3%
3M Co.	516	103,804
Roper Technologies, Inc.	88	20,456
		124,260
Machinery - 2.9%
AGCO Corp.	54	3,896
Caterpillar, Inc.	508	57,887
Cummins, Inc.	138	23,170
Deere & Co.	233	29,889
Dover Corp.	137	11,508
Flowserve Corp.	118	4,853
Illinois Tool Works, Inc.	269	37,851
Ingersoll-Rand PLC	224	19,685
PACCAR, Inc.	304	20,809
Parker Hannifin Corp.	116	19,254
Pentair PLC	145	9,145
Snap-On, Inc.	49	7,556
Stanley Black & Decker, Inc.	130	18,290
WABCO Holdings, Inc. (a)	45	6,191
Xylem, Inc.	155	8,793
		278,777
Professional Services - 0.3%
IHS Markit Ltd. (a)	315	14,695
Manpower, Inc.	59	6,322
Robert Half International, Inc.	107	4,842
		25,859
Road & Rail - 1.6%
AMERCO	6	2,331
CSX Corp.	796	39,275
Kansas City Southern	93	9,597
Norfolk Southern Corp.	250	28,145
Union Pacific Corp.	706	72,690
		152,038
Trading Companies & Distributors - 0.3%
Fastenal Co.	245	10,525
United Rentals, Inc. (a)	74	8,803
W.W. Grainger, Inc.	47	7,837
		27,165

TOTAL INDUSTRIALS		929,280

INFORMATION TECHNOLOGY - 21.8%
Communications Equipment - 1.5%
Cisco Systems, Inc.	4,334	136,304
Motorola Solutions, Inc.	143	12,967
		149,271
Electronic Equipment & Components - 0.8%
Corning, Inc.	806	23,487
Dell Technologies, Inc. (a)	186	11,954
Flextronics International Ltd. (a)	463	7,403
TE Connectivity Ltd.	309	24,841
Trimble, Inc. (a)	222	8,309
		75,994
Internet Software & Services - 2.6%
Alphabet, Inc. Class C (a)	270	251,235
IT Services - 4.0%
Accenture PLC Class A	540	69,563
Automatic Data Processing, Inc.	386	45,899
Cognizant Technology Solutions Corp. Class A	521	36,116
IBM Corp.	779	112,698
MasterCard, Inc. Class A	826	105,563
The Western Union Co.	420	8,295
		378,134
Semiconductors & Semiconductor Equipment - 4.4%
Analog Devices, Inc.	314	24,809
Applied Materials, Inc.	932	41,297
Intel Corp.	4,094	145,214
Lam Research Corp.	141	22,484
Marvell Technology Group Ltd.	331	5,150
Microchip Technology, Inc.	184	14,727
NVIDIA Corp.	466	75,730
Skyworks Solutions, Inc.	158	16,569
Texas Instruments, Inc.	870	70,801
		416,781
Software - 7.9%
ANSYS, Inc. (a)	74	9,587
Autodesk, Inc. (a)	173	19,167
CA Technologies, Inc.	272	8,443
Citrix Systems, Inc. (a)	133	10,504
Intuit, Inc.	209	28,677
Microsoft Corp.	6,355	462,009
Oracle Corp.	2,663	132,964
Salesforce.com, Inc. (a)	571	51,847
Symantec Corp.	526	16,301
Workday, Inc. Class A (a)	109	11,130
		750,629
Technology Hardware, Storage & Peripherals - 0.6%
Hewlett Packard Enterprise Co.	1,440	25,214
HP, Inc.	1,463	27,943
Xerox Corp.	194	5,950
		59,107

TOTAL INFORMATION TECHNOLOGY		2,081,151

MATERIALS - 3.1%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	187	26,582
Albemarle Corp. U.S.	96	11,117
Axalta Coating Systems (a)	192	6,048
Celanese Corp. Class A	119	11,444
Eastman Chemical Co.	134	11,143
Ecolab, Inc.	229	30,152
International Flavors & Fragrances, Inc.	72	9,589
LyondellBasell Industries NV Class A	298	26,847
PPG Industries, Inc.	224	23,576
Praxair, Inc.	246	32,019
Sherwin-Williams Co.	73	24,621
The Mosaic Co.	282	6,807
		219,945
Containers & Packaging - 0.6%
Avery Dennison Corp.	77	7,156
Ball Corp.	300	12,570
International Paper Co.	340	18,693
Sealed Air Corp.	161	7,005
WestRock Co.	213	12,230
		57,654
Metals & Mining - 0.2%
Nucor Corp.	278	16,032

TOTAL MATERIALS		293,631

REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Alexandria Real Estate Equities, Inc.	73	8,851
American Tower Corp.	368	50,169
Boston Properties, Inc.	135	16,323
Brixmor Property Group, Inc.	260	5,093
Camden Property Trust (SBI)	78	6,997
Duke Realty Corp.	291	8,320
Equinix, Inc.	67	30,199
Federal Realty Investment Trust (SBI)	65	8,621
HCP, Inc.	408	12,913
Host Hotels & Resorts, Inc.	643	11,998
Iron Mountain, Inc.	219	7,978
Liberty Property Trust (SBI)	141	5,925
Prologis, Inc.	460	27,973
SBA Communications Corp. Class A (a)	102	14,030
The Macerich Co.	110	6,313
UDR, Inc.	232	9,069
Vornado Realty Trust	141	11,188
Welltower, Inc.	316	23,191
Weyerhaeuser Co.	659	21,760
		286,911
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	254	9,649
Jones Lang LaSalle, Inc.	41	5,216
		14,865

TOTAL REAL ESTATE		301,776

TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.1%
CenturyLink, Inc.	462	10,751
Level 3 Communications, Inc. (a)	266	15,609
Verizon Communications, Inc.	3,528	170,755
Zayo Group Holdings, Inc. (a)	158	5,181
		202,296
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)	676	5,394

TOTAL TELECOMMUNICATION SERVICES		207,690

UTILITIES - 3.0%
Electric Utilities - 1.2%
Alliant Energy Corp.	209	8,471
Edison International	273	21,480
Eversource Energy	269	16,353
Pinnacle West Capital Corp.	109	9,454
Southern Co.	841	40,309
Xcel Energy, Inc.	456	21,573
		117,640
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	564	6,306
Multi-Utilities - 1.6%
CenterPoint Energy, Inc.	351	9,895
CMS Energy Corp.	241	11,144
Consolidated Edison, Inc.	264	21,875
Dominion Resources, Inc.	538	41,523
NiSource, Inc.	285	7,427
Public Service Enterprise Group, Inc.	445	20,012
Sempra Energy	204	23,054
WEC Energy Group, Inc.	261	16,435
		151,365
Water Utilities - 0.1%
American Water Works Co., Inc.	156	12,652

TOTAL UTILITIES		287,963

TOTAL COMMON STOCKS
(Cost $9,311,119)		9,506,361

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 1.11% (b)
(Cost $192,486)	192,447	192,486
TOTAL INVESTMENT PORTFOLIO - 101.8%
(Cost $9,503,605)		9,698,847
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(168,647)
NET ASSETS - 100%		$9,530,200

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$745
Total	$745

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $9,504,196. Net unrealized appreciation aggregated $194,651, of which $306,128 related to appreciated investment securities and $111,477 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ International Index Fund

July 31, 2017

ZEI-QTLY-0917
1.9881632.100

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
Australia - 5.0%
AGL Energy Ltd.	171	$3,297
Amcor Ltd.	425	5,216
AMP Ltd.	1,694	7,305
APA Group unit	158	1,090
Aristocrat Leisure Ltd.	78	1,264
ASX Ltd.	38	1,590
Aurizon Holdings Ltd.	284	1,141
Australia & New Zealand Banking Group Ltd.	793	18,797
BHP Billiton Ltd.	898	18,702
BlueScope Steel Ltd.	192	2,024
Boral Ltd.	548	3,034
Brambles Ltd.	158	1,168
Caltex Australia Ltd.	127	3,164
Challenger Ltd.	289	2,971
Cochlear Ltd.	21	2,400
Commonwealth Bank of Australia	437	29,272
CSL Ltd.	122	12,298
DEXUS Property Group unit	152	1,141
Fortescue Metals Group Ltd.	201	923
Goodman Group unit	1,142	7,272
Insurance Australia Group Ltd.	1,042	5,560
Lendlease Group unit	93	1,254
Macquarie Group Ltd.	70	4,806
Medibank Private Ltd.	1,204	2,620
Mirvac Group unit	692	1,201
National Australia Bank Ltd.	725	17,371
Newcrest Mining Ltd.	71	1,147
Orica Ltd.	164	2,610
Origin Energy Ltd. (a)	209	1,157
QBE Insurance Group Ltd.	131	1,242
Ramsay Health Care Ltd.	19	1,073
Rio Tinto Ltd.	98	5,158
Scentre Management Ltd. A/S Trustee South Carolina unit	1,521	5,025
Sonic Healthcare Ltd.	62	1,106
South32 Ltd.	535	1,245
Stockland Corp. Ltd. unit	421	1,415
Suncorp Group Ltd.	573	6,551
Sydney Airport unit	573	3,085
Telstra Corp. Ltd.	879	2,884
The GPT Group unit	321	1,230
Transurban Group unit	905	8,261
Treasury Wine Estates Ltd.	115	1,121
Vicinity Centers unit	564	1,241
Wesfarmers Ltd.	255	8,309
Westfield Corp. unit	1,089	6,691
Westpac Banking Corp.	886	22,584
Woodside Petroleum Ltd.	323	7,538
Woolworths Ltd.	308	6,579

TOTAL AUSTRALIA		254,133

Austria - 0.2%
Erste Group Bank AG	45	1,871
OMV AG	38	2,151
Voestalpine AG	147	7,458

TOTAL AUSTRIA		11,480

Bailiwick of Jersey - 1.1%
Experian PLC	383	7,609
Glencore Xstrata PLC	3,605	15,894
Randgold Resources Ltd.	12	1,117
Shire PLC	266	14,870
Wolseley PLC	124	7,404
WPP PLC	409	8,341

TOTAL BAILIWICK OF JERSEY		55,235

Belgium - 0.7%
Ageas	30	1,352
Anheuser-Busch InBev SA NV	188	22,679
Groupe Bruxelles Lambert SA	18	1,847
KBC Groep NV	53	4,392
Proximus	62	2,179
Solvay SA Class A	10	1,436
UCB SA	22	1,603
Umicore SA	25	2,009

TOTAL BELGIUM		37,497

Bermuda - 0.4%
Brilliance China Automotive Holdings Ltd.	2,000	5,065
Cheung Kong Infrastructure Holdings Ltd.	500	4,663
Credicorp Ltd. (United States)	13	2,407
Hongkong Land Holdings Ltd.	100	752
Jardine Matheson Holdings Ltd.	56	3,573
Jardine Strategic Holdings Ltd.	62	2,530

TOTAL BERMUDA		18,990

Brazil - 1.1%
Ambev SA	1,600	9,826
Banco Bradesco SA	510	4,931
Banco do Brasil SA	100	920
BB Seguridade Participacoes SA	100	880
BM&F BOVESPA SA	900	5,914
Brasil Foods SA	100	1,184
CCR SA	200	1,095
Cielo SA	240	2,009
Drogasil SA	200	4,425
Equatorial Energia SA	200	3,637
Kroton Educacional SA	600	2,902
Lojas Americanas SA	600	2,484
Lojas Renner SA	300	2,819
Petroleo Brasileiro SA - Petrobras (ON) (a)	500	2,213
Ultrapar Participacoes SA	100	2,373
Vale SA	700	7,026
Weg SA	700	4,252

TOTAL BRAZIL		58,890

Canada - 6.8%
Agnico Eagle Mines Ltd. (Canada)	26	1,214
Agrium, Inc.	62	6,204
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	89	4,220
ARC Resources Ltd.	205	2,827
Bank of Montreal	175	13,273
Bank of Nova Scotia	290	18,066
Barrick Gold Corp.	198	3,348
Brookfield Asset Management, Inc. Class A	192	7,467
CAE, Inc.	116	1,966
Canadian Imperial Bank of Commerce	134	11,631
Canadian National Railway Co.	201	15,883
Canadian Natural Resources Ltd.	337	10,307
Canadian Pacific Railway Ltd.	33	5,166
Canadian Tire Ltd. Class A (non-vtg.)	14	1,598
CCL Industries, Inc. Class B	42	2,014
Cenovus Energy, Inc.	119	999
CGI Group, Inc. Class A (sub. vtg.) (a)	27	1,426
CI Financial Corp.	347	7,559
Constellation Software, Inc.	3	1,616
Crescent Point Energy Corp.	88	692
Dollarama, Inc.	31	3,030
Enbridge, Inc.	457	18,943
Encana Corp.	101	1,017
Fairfax Financial Holdings Ltd. (sub. vtg.)	14	6,676
First Quantum Minerals Ltd.	94	1,039
Fortis, Inc.	169	6,162
Franco-Nevada Corp.	102	7,390
Gildan Activewear, Inc.	56	1,688
Goldcorp, Inc.	93	1,221
Great-West Lifeco, Inc.	37	1,056
Hydro One Ltd.	226	4,053
Imperial Oil Ltd.	38	1,091
Industrial Alliance Insurance and Financial Services, Inc.	46	2,134
Intact Financial Corp.	17	1,321
Inter Pipeline Ltd.	399	7,879
Keyera Corp.	223	6,969
Loblaw Companies Ltd.	28	1,525
Magna International, Inc. Class A (sub. vtg.)	94	4,483
Manulife Financial Corp.	557	11,473
Metro, Inc. Class A (sub. vtg.)	40	1,355
National Bank of Canada	176	7,927
Onex Corp. (sub. vtg.)	18	1,442
Open Text Corp.	39	1,304
Pembina Pipeline Corp.	221	7,532
Potash Corp. of Saskatchewan, Inc.	366	6,546
Power Corp. of Canada (sub. vtg.)	54	1,313
Power Financial Corp.	38	1,030
PrairieSky Royalty Ltd.	89	2,210
Restaurant Brands International, Inc.	25	1,489
Rogers Communications, Inc. Class B (non-vtg.)	127	6,604
Royal Bank of Canada	342	25,514
Saputo, Inc.	34	1,152
Shaw Communications, Inc. Class B	70	1,559
Shopify, Inc. Class A (a)	18	1,659
SNC-Lavalin Group, Inc.	26	1,145
Sun Life Financial, Inc.	115	4,407
Suncor Energy, Inc.	545	17,778
Teck Resources Ltd. Class B (sub. vtg.)	53	1,150
TELUS Corp.	31	1,120
The Toronto-Dominion Bank	437	22,527
Thomson Reuters Corp.	120	5,496
Tourmaline Oil Corp. (a)	312	6,919
TransCanada Corp.	207	10,576
Valeant Pharmaceuticals International, Inc. (Canada) (a)	66	1,086
Wheaton Precious Metals Corp.	52	1,054

TOTAL CANADA		348,520

Cayman Islands - 4.0%
AAC Technology Holdings, Inc.	500	6,728
Alibaba Group Holding Ltd. sponsored ADR (a)	292	45,245
Baidu.com, Inc. sponsored ADR (a)	86	19,466
Cheung Kong Property Holdings Ltd.	500	4,049
China Mengniu Dairy Co. Ltd.	2,000	3,897
China Resources Land Ltd.	2,000	6,427
CK Hutchison Holdings Ltd.	1,000	13,174
Country Garden Holdings Co. Ltd.	1,000	1,398
Ctrip.com International Ltd. ADR (a)	173	10,333
Evergrande Real Estate Group Ltd.	1,000	2,785
Hengan International Group Co. Ltd.	500	3,815
JD.com, Inc. sponsored ADR (a)	142	6,414
NetEase, Inc. ADR	16	4,980
New Oriental Education & Technology Group, Inc. sponsored ADR	20	1,593
Sands China Ltd.	400	1,856
Shenzhou International Group Holdings Ltd.	1,000	6,689
TAL Education Group ADR	17	2,665
Tencent Holdings Ltd.	1,500	59,871
WH Group Ltd.	1,500	1,408

TOTAL CAYMAN ISLANDS		202,793

Chile - 0.2%
Banco Santander Chile	30,589	2,169
Compania de Petroleos de Chile SA (COPEC)	185	2,257
Enersis SA	10,151	2,050
S.A.C.I. Falabella	339	3,132

TOTAL CHILE		9,608

China - 2.1%
Agricultural Bank of China Ltd. (H Shares)	12,000	5,608
Bank Communications Co. Ltd. (H Shares)	2,000	1,483
Bank of China Ltd. (H Shares)	16,000	7,887
China CITIC Bank Corp. Ltd. (H Shares)	2,000	1,298
China Communications Construction Co. Ltd. (H Shares)	1,000	1,334
China Construction Bank Corp. (H Shares)	24,000	19,972
China Life Insurance Co. Ltd. (H Shares)	3,000	9,481
China Merchants Bank Co. Ltd. (H Shares)	500	1,645
China Minsheng Banking Corp. Ltd. (H Shares)	4,500	4,528
China Pacific Insurance (Group) Co. Ltd. (H Shares)	400	1,767
China Petroleum & Chemical Corp. (H Shares)	12,000	9,097
China Shenhua Energy Co. Ltd. (H Shares)	500	1,246
China Telecom Corp. Ltd. (H Shares)	4,000	1,905
Industrial & Commercial Bank of China Ltd. (H Shares)	22,000	15,407
PetroChina Co. Ltd. (H Shares)	2,000	1,287
PICC Property & Casualty Co. Ltd. (H Shares)	2,000	3,728
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	2,000	14,838
Sinopharm Group Co. Ltd. (H Shares)	800	3,354

TOTAL CHINA		105,865

Colombia - 0.0%
Inversiones Argos SA (a)	292	2,100
Czech Republic - 0.1%
Komercni Banka A/S	50	2,157
MONETA Money Bank A/S	606	2,184

TOTAL CZECH REPUBLIC		4,341

Denmark - 1.3%
A.P. Moller - Maersk A/S:
Series A	3	6,265
Series B	1	2,184
Carlsberg A/S Series B	16	1,779
Christian Hansen Holding A/S	34	2,739
Coloplast A/S Series B	14	1,203
Danske Bank A/S	238	9,642
DONG Energy A/S	50	2,411
DSV de Sammensluttede Vognmaend A/S	23	1,485
Genmab A/S (a)	24	5,459
ISS Holdings A/S	31	1,272
Novo Nordisk A/S Series B	479	20,372
Novozymes A/S Series B	121	5,589
Pandora A/S	12	1,381
TDC A/S	391	2,412
Vestas Wind Systems A/S	38	3,714

TOTAL DENMARK		67,907

Egypt - 0.0%
Commercial International Bank SAE sponsored GDR	450	2,079
Finland - 0.7%
Elisa Corp. (A Shares)	61	2,511
Fortum Corp.	64	1,047
Kone Oyj (B Shares)	57	2,970
Nokia Corp.	1,766	11,269
Nokian Tyres PLC	48	1,959
Orion Oyj (B Shares)	39	1,973
Sampo Oyj (A Shares)	132	7,224
Stora Enso Oyj (R Shares)	96	1,284
UPM-Kymmene Corp.	76	2,070
Wartsila Corp.	20	1,329

TOTAL FINLAND		33,636

France - 6.7%
Accor SA	27	1,255
Air Liquide SA	111	13,626
Alstom SA	62	2,223
Arkema SA	12	1,366
Atos Origin SA	12	1,825
AXA SA	456	13,467
BNP Paribas SA	279	21,656
Bouygues SA	36	1,545
Bureau Veritas SA	105	2,392
Capgemini SA	67	7,297
Carrefour SA	231	5,553
Compagnie de St. Gobain	164	9,103
Credit Agricole SA	231	4,055
Danone SA	158	11,790
Dassault Systemes SA	13	1,276
Edenred SA	82	2,155
EDF SA	108	1,096
Eiffage SA	26	2,519
ENGIE	488	7,860
Essilor International SA	61	7,734
Gecina SA	30	4,532
Gecina SA rights 8/2/17 (a)	30	89
Groupe Eurotunnel SA	228	2,527
Hermes International SCA	10	5,067
Iliad SA	7	1,737
Ingenico SA	13	1,364
Kering SA	23	8,046
Klepierre SA	46	1,872
L'Oreal SA	58	12,022
Legrand SA	129	8,918
LVMH Moet Hennessy - Louis Vuitton SA	68	17,081
Michelin CGDE Series B	51	6,907
Natixis SA	149	1,084
Orange SA	606	10,197
Pernod Ricard SA	62	8,606
Peugeot Citroen SA	57	1,227
Publicis Groupe SA	49	3,707
Renault SA	41	3,696
Rexel SA	140	2,218
Safran SA	97	9,178
Sanofi SA	299	28,491
Schneider Electric SA	161	12,636
SCOR SE	29	1,223
Societe Generale Series A	209	12,255
Sodexo SA	9	1,064
Suez Environnement SA	80	1,447
Thales SA	14	1,551
Total SA	533	27,105
Unibail-Rodamco	23	5,755
Valeo SA	39	2,703
Veolia Environnement SA	67	1,511
VINCI SA	137	12,268
Vivendi SA	180	4,160
Wendel SA	19	2,861
Zodiac Aerospace	37	1,058

TOTAL FRANCE		345,956

Germany - 6.0%
adidas AG	50	11,424
Allianz SE	77	16,413
BASF AG	233	22,229
Bayer AG	216	27,398
Bayerische Motoren Werke AG (BMW)	104	9,567
Beiersdorf AG	11	1,207
Brenntag AG	24	1,362
Commerzbank AG (a)	144	1,889
Continental AG	35	7,893
Covestro AG	14	1,088
Daimler AG (Germany)	218	15,301
Deutsche Bank AG	565	10,093
Deutsche Borse AG	41	4,291
Deutsche Lufthansa AG	88	1,893
Deutsche Post AG	247	9,591
Deutsche Telekom AG	861	15,729
Deutsche Wohnen AG (Bearer)	143	5,668
E.ON AG	432	4,274
Evonik Industries AG	79	2,693
Fresenius Medical Care AG & Co. KGaA	47	4,432
Fresenius SE & Co. KGaA	84	7,103
GEA Group AG	25	1,016
Hannover Reuck SE	9	1,137
HeidelbergCement Finance AG	60	5,954
Henkel AG & Co. KGaA	38	4,786
Hochtief AG	11	1,966
Infineon Technologies AG	354	7,688
Innogy SE	51	2,142
Lanxess AG	15	1,158
Linde AG	42	8,012
MAN SE	19	2,106
Merck KGaA	53	5,826
Metro Wholesale & Food Specialist AG (a)	90	1,818
Muenchener Rueckversicherungs AG	50	10,740
OSRAM Licht AG	31	2,588
ProSiebenSat.1 Media AG	32	1,279
RWE AG (a)	70	1,476
SAP AG	237	25,095
Siemens AG	197	26,733
Symrise AG	19	1,332
Thyssenkrupp AG	48	1,425
TUI AG	73	1,147
United Internet AG	28	1,707
Volkswagen AG	8	1,258
Vonovia SE	151	6,123

TOTAL GERMANY		306,050

Hong Kong - 2.9%
AIA Group Ltd.	3,400	26,792
BOC Hong Kong (Holdings) Ltd.	1,500	7,384
China Mobile Ltd.	2,000	21,378
China Overseas Land and Investment Ltd.	2,000	6,785
China Unicom Ltd. (a)	2,000	2,899
CITIC Pacific Ltd.	2,000	3,042
CLP Holdings Ltd.	500	5,329
CNOOC Ltd.	9,000	10,073
CSPC Pharmaceutical Group Ltd.	2,000	3,119
Galaxy Entertainment Group Ltd.	1,000	6,190
Hang Seng Bank Ltd.	100	2,176
Hong Kong & China Gas Co. Ltd.	1,100	2,081
Hong Kong Exchanges and Clearing Ltd.	502	14,319
Link (REIT)	500	4,065
MTR Corp. Ltd.	500	2,890
New World Development Co. Ltd.	1,013	1,370
Power Assets Holdings Ltd.	500	4,955
Sun Hung Kai Properties Ltd.	1,000	15,491
Techtronic Industries Co. Ltd.	500	2,224
Wharf Holdings Ltd.	1,000	8,507

TOTAL HONG KONG		151,069

Hungary - 0.1%
OTP Bank PLC	70	2,605
Richter Gedeon PLC	179	4,582

TOTAL HUNGARY		7,187

Indonesia - 0.6%
PT Astra International Tbk	8,800	5,267
PT Bank Central Asia Tbk	1,700	2,386
PT Bank Mandiri (Persero) Tbk	1,600	1,639
PT Bank Negara Indonesia (Persero) Tbk	5,100	2,852
PT Bank Rakyat Indonesia Tbk	5,100	5,655
PT Indofood Sukses Makmur Tbk	3,400	2,137
PT Telkomunikasi Indonesia Tbk Series B	18,300	6,432
PT Unilever Indonesia Tbk	1,100	4,041

TOTAL INDONESIA		30,409

Ireland - 0.4%
Bank Ireland Group PLC (a)	139	1,160
CRH PLC	284	9,969
DCC PLC (United Kingdom)	13	1,143
James Hardie Industries PLC CDI	74	1,134
Kerry Group PLC Class A	67	6,056
Paddy Power Betfair PLC (Ireland)	11	1,102

TOTAL IRELAND		20,564

Israel - 0.4%
Bank Hapoalim BM (Reg.)	169	1,171
Bank Leumi le-Israel BM	253	1,216
Bezeq The Israel Telecommunication Corp. Ltd.	1,181	1,753
Check Point Software Technologies Ltd. (a)	49	5,183
NICE Systems Ltd.	30	2,229
Teva Pharmaceutical Industries Ltd. sponsored ADR	278	8,943

TOTAL ISRAEL		20,495

Italy - 1.5%
Assicurazioni Generali SpA	389	7,059
Atlantia SpA	183	5,565
Enel SpA	2,016	11,500
Eni SpA	670	10,608
Intesa Sanpaolo SpA	2,438	8,393
Intesa Sanpaolo SpA (Risparmio Shares)	1,324	4,232
Leonardo SpA	84	1,465
Luxottica Group SpA	19	1,099
Mediobanca SpA	122	1,273
Poste Italiane SpA	353	2,599
Prysmian SpA	77	2,466
Snam Rete Gas SpA	280	1,325
Telecom Italia SpA (a)	6,080	6,255
Terna SpA	278	1,588
UniCredit SpA (a)	537	10,578

TOTAL ITALY		76,005

Japan - 15.8%
AEON Co. Ltd.	100	1,508
Aisin Seiki Co. Ltd.	100	5,216
Ajinomoto Co., Inc.	100	2,013
Asahi Glass Co. Ltd.	100	4,218
Asahi Group Holdings	100	4,081
Asahi Kasei Corp.	1,000	11,470
Astellas Pharma, Inc.	400	5,094
Bridgestone Corp.	200	8,448
Canon, Inc.	300	10,437
Central Japan Railway Co.	100	16,101
Chubu Electric Power Co., Inc.	100	1,314
Chugai Pharmaceutical Co. Ltd.	100	4,023
Concordia Financial Group Ltd.	200	1,010
Dai-ichi Mutual Life Insurance Co.	200	3,467
Daiichi Sankyo Kabushiki Kaisha	100	2,184
Daikin Industries Ltd.	100	10,613
Daiwa House Industry Co. Ltd.	100	3,491
Daiwa Securities Group, Inc.	1,000	5,770
DENSO Corp.	100	4,813
Dentsu, Inc.	100	4,680
East Japan Railway Co.	100	9,388
Eisai Co. Ltd.	100	5,369
Fanuc Corp.	100	20,445
Fujifilm Holdings Corp.	100	3,676
Fujitsu Ltd.	1,000	7,472
Hankyu Hanshin Holdings, Inc.	100	3,569
Hitachi Ltd.	1,000	6,890
Honda Motor Co. Ltd.	500	13,996
Hoya Corp.	100	5,647
INPEX Corp.	100	973
Isuzu Motors Ltd.	100	1,375
Itochu Corp.	600	9,418
Japan Exchange Group, Inc.	100	1,797
Japan Real Estate Investment Corp.	1	5,252
Japan Retail Fund Investment Corp.	3	5,731
Japan Tobacco, Inc.	300	10,433
JFE Holdings, Inc.	100	1,934
JX Holdings, Inc.	1,300	5,780
Kajima Corp.	1,000	8,726
Kansai Electric Power Co., Inc.	100	1,343
Kao Corp.	100	6,090
KDDI Corp.	500	13,248
Kintetsu Group Holdings Co. Ltd.	1,000	3,837
Kirin Holdings Co. Ltd.	300	6,614
Komatsu Ltd.	200	5,364
Kubota Corp.	200	3,482
Kyocera Corp.	100	6,088
LIXIL Group Corp.	100	2,575
Makita Corp.	100	3,914
Marubeni Corp.	400	2,653
Mazda Motor Corp.	100	1,503
Meiji Holdings Co. Ltd.	100	7,973
Minebea Mitsumi, Inc.	100	1,654
Misumi Group, Inc.	100	2,482
Mitsubishi Chemical Holdings Corp.	200	1,685
Mitsubishi Corp.	500	10,869
Mitsubishi Electric Corp.	400	6,206
Mitsubishi Estate Co. Ltd.	200	3,639
Mitsubishi Heavy Industries Ltd.	1,000	3,985
Mitsubishi UFJ Financial Group, Inc.	3,100	19,667
Mitsui & Co. Ltd.	600	8,735
Mitsui Fudosan Co. Ltd.	200	4,598
Mizuho Financial Group, Inc.	6,500	11,559
MS&AD Insurance Group Holdings, Inc.	100	3,512
Murata Manufacturing Co. Ltd.	100	15,583
NEC Corp.	1,000	2,721
Nidec Corp.	100	11,030
Nippon Building Fund, Inc.	1	5,397
Nippon Steel & Sumitomo Metal Corp.	300	7,380
Nippon Telegraph & Telephone Corp.	200	9,788
Nissan Motor Co. Ltd.	800	7,943
Nitto Denko Corp.	100	8,942
NKSJ Holdings, Inc.	100	3,929
Nomura Holdings, Inc.	800	4,753
NSK Ltd.	100	1,295
NTT Data Corp.	500	5,456
NTT DOCOMO, Inc.	400	9,289
Obayashi Corp.	200	2,409
Olympus Corp.	100	3,637
OMRON Corp.	100	4,998
Ono Pharmaceutical Co. Ltd.	100	2,191
Oriental Land Co. Ltd.	100	7,251
ORIX Corp.	500	7,944
Osaka Gas Co. Ltd.	1,000	4,005
Otsuka Holdings Co. Ltd.	100	4,408
Panasonic Corp.	400	5,509
Rakuten, Inc.	100	1,223
Recruit Holdings Co. Ltd.	300	5,195
Resona Holdings, Inc.	300	1,547
ROHM Co. Ltd.	100	7,755
Secom Co. Ltd.	100	7,508
Sekisui Chemical Co. Ltd.	100	1,843
Sekisui House Ltd.	100	1,734
Seven & i Holdings Co. Ltd.	300	12,091
Sharp Corp. (a)	1,000	3,520
SHIMIZU Corp.	400	4,231
Shin-Etsu Chemical Co. Ltd.	100	9,170
Shionogi & Co. Ltd.	100	5,348
Shiseido Co. Ltd.	100	3,538
SoftBank Corp.	200	16,120
Sony Corp.	400	16,434
Subaru Corp.	200	7,246
Sumitomo Chemical Co. Ltd.	1,000	5,878
Sumitomo Corp.	200	2,706
Sumitomo Electric Industries Ltd.	100	1,621
Sumitomo Mitsui Financial Group, Inc.	400	15,434
Sumitomo Mitsui Trust Holdings, Inc.	100	3,677
Suntory Beverage & Food Ltd.	100	4,907
Suzuki Motor Corp.	100	4,744
Sysmex Corp.	100	5,733
T&D Holdings, Inc.	100	1,480
Taisei Corp.	1,000	9,579
Takeda Pharmaceutical Co. Ltd.	200	10,580
TDK Corp.	100	7,211
Terumo Corp.	100	3,787
Tohoku Electric Power Co., Inc.	200	2,725
Tokio Marine Holdings, Inc.	200	8,427
Tokyo Electric Power Co., Inc. (a)	500	2,123
Tokyo Electron Ltd.	100	14,128
Tokyo Gas Co. Ltd.	1,000	5,307
Tokyu Corp.	500	7,361
Toray Industries, Inc.	400	3,617
Toshiba Corp. (a)	1,000	2,269
Toyota Industries Corp.	100	5,379
Toyota Motor Corp.	600	33,816
Toyota Tsusho Corp.	100	3,220
Trend Micro, Inc.	100	5,007
Unicharm Corp.	100	2,567
United Urban Investment Corp.	4	5,965
West Japan Railway Co.	100	7,182
Yahoo! Japan Corp.	200	907
Yamaha Motor Co. Ltd.	100	2,522
Yamato Holdings Co. Ltd.	100	2,009

TOTAL JAPAN		813,326

Korea (South) - 3.4%
AMOREPACIFIC Corp.	6	1,519
Celltrion, Inc. (a)	37	3,585
Cheil Industries, Inc.	11	1,365
Coway Co. Ltd.	25	2,212
Hana Financial Group, Inc.	47	2,140
Hyundai Heavy Industries Co. Ltd. (a)	5	779
Hyundai Mobis	27	5,931
Hyundai Motor Co.	52	6,733
Hyundai Robotics Co. Ltd. (a)	1	393
Hyundai Steel Co.	129	7,222
KB Financial Group, Inc.	193	10,254
Kia Motors Corp.	241	7,876
Korea Electric Power Corp.	36	1,434
KT&G Corp.	19	1,934
LG Chemical Ltd.	23	6,736
LG Corp.	82	5,521
LG Display Co. Ltd.	96	2,707
LG Electronics, Inc.	47	2,816
LG Household & Health Care Ltd.	2	1,770
NAVER Corp.	6	4,302
POSCO	29	8,659
Samsung Electronics Co. Ltd.	26	55,950
Samsung Fire & Marine Insurance Co. Ltd.	6	1,564
Samsung Life Insurance Co. Ltd.	12	1,345
Samsung SDI Co. Ltd.	22	3,310
Shinhan Financial Group Co. Ltd.	221	10,495
SK C&C Co. Ltd.	17	4,121
SK Energy Co. Ltd.	12	1,891
SK Hynix, Inc.	169	9,960
Woori Bank	130	2,217

TOTAL KOREA (SOUTH)		176,741

Luxembourg - 0.1%
ArcelorMittal SA (Netherlands) (a)	147	3,862
SES SA (France) (depositary receipt)	49	1,153
Tenaris SA	62	981

TOTAL LUXEMBOURG		5,996

Malaysia - 0.4%
Bumiputra-Commerce Holdings Bhd	1,300	1,989
DiGi.com Bhd	1,700	1,906
Genting Bhd	1,400	3,178
IJM Corp. Bhd	2,500	2,026
Malayan Banking Bhd	1,000	2,228
Public Bank Bhd	600	2,842
Sime Darby Bhd	1,800	3,973
Tenaga Nasional Bhd	800	2,638

TOTAL MALAYSIA		20,780

Mexico - 0.9%
Alfa SA de CV Series A	2,600	3,604
America Movil S.A.B. de CV Series L	7,300	6,462
CEMEX S.A.B. de CV unit	2,080	2,010
Coca-Cola FEMSA S.A.B. de CV Series L	400	3,405
Fibra Uno Administracion SA de CV	1,500	2,772
Fomento Economico Mexicano S.A.B. de CV unit	700	7,069
Grupo Financiero Banorte S.A.B. de CV Series O	1,000	6,629
Grupo Mexico SA de CV Series B	500	1,629
Grupo Televisa SA de CV	1,100	5,863
Wal-Mart de Mexico SA de CV Series V	1,800	4,154

TOTAL MEXICO		43,597

Netherlands - 2.9%
ABN AMRO Group NV GDR	41	1,160
AEGON NV	186	1,043
AerCap Holdings NV (a)	28	1,375
Airbus Group NV	149	12,450
Akzo Nobel NV	81	7,333
Altice NV Class A (a)	101	2,494
ASML Holding NV (Netherlands)	93	14,025
CNH Industrial NV	106	1,230
EXOR NV	31	1,857
Ferrari NV	15	1,582
Fiat Chrysler Automobiles NV	426	5,144
Heineken Holding NV	14	1,376
Heineken NV (Bearer)	46	4,801
ING Groep NV (Certificaten Van Aandelen)	956	17,862
Koninklijke Ahold Delhaize NV	427	8,742
Koninklijke Boskalis Westminster NV	78	2,791
Koninklijke DSM NV	21	1,551
Koninklijke KPN NV	520	1,886
Koninklijke Philips Electronics NV	306	11,694
Mobileye NV (a)	22	1,393
NN Group NV	32	1,299
NXP Semiconductors NV (a)	33	3,641
QIAGEN NV (Germany)	36	1,199
Randstad Holding NV	17	1,026
RELX NV	177	3,718
Steinhoff International Holdings NV (South Africa)	1,112	5,569
STMicroelectronics NV (France)	65	1,101
Unilever NV (Certificaten Van Aandelen) (Bearer)	395	23,020
Wolters Kluwer NV	133	5,922

TOTAL NETHERLANDS		148,284

New Zealand - 0.1%
Auckland International Airport Ltd.	386	2,018
Spark New Zealand Ltd.	700	1,971

TOTAL NEW ZEALAND		3,989

Norway - 0.4%
DNB ASA	364	7,157
Marine Harvest ASA	61	1,137
Norsk Hydro ASA	171	1,104
Orkla ASA	112	1,154
Statoil ASA	249	4,680
Telenor ASA	183	3,661
Yara International ASA	26	1,036

TOTAL NORWAY		19,929

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	189	1,004
Philippines - 0.2%
Ayala Corp.	230	3,945
Ayala Land, Inc.	4,200	3,498
BDO Unibank, Inc.	1,030	2,572

TOTAL PHILIPPINES		10,015

Poland - 0.3%
Bank Polska Kasa Opieki SA	113	4,016
KGHM Polska Miedz SA (Bearer)	130	4,422
Polski Koncern Naftowy Orlen SA	53	1,568
Powszechna Kasa Oszczednosci Bank SA	389	3,984
Powszechny Zaklad Ubezpieczen SA	217	2,673

TOTAL POLAND		16,663

Portugal - 0.1%
Energias de Portugal SA	526	1,868
Galp Energia SGPS SA Class B	86	1,378

TOTAL PORTUGAL		3,246

Russia - 0.6%
Gazprom OAO	1,500	2,913
Gazprom OAO sponsored ADR (Reg. S)	530	2,062
Lukoil PJSC	60	2,818
Lukoil PJSC sponsored ADR	43	2,003
Magnit OJSC GDR (Reg. S)	36	1,321
MMC Norilsk Nickel PJSC sponsored ADR	80	1,187
NOVATEK OAO GDR (Reg. S)	51	5,335
Rosneft Oil Co. OJSC GDR (Reg. S)	178	913
Sberbank of Russia	1,595	4,393
Sberbank of Russia sponsored ADR	240	2,796
Surgutneftegas OJSC	8,900	3,963
Tatneft PAO sponsored ADR	33	1,273
VTB Bank OJSC sponsored GDR (Reg. S)	500	965

TOTAL RUSSIA		31,942

Singapore - 1.1%
Ascendas Real Estate Investment Trust	4,100	8,169
CapitaLand Ltd.	900	2,451
DBS Group Holdings Ltd.	402	6,413
Keppel Corp. Ltd.	300	1,419
Oversea-Chinese Banking Corp. Ltd.	1,000	8,383
Singapore Airlines Ltd.	300	2,300
Singapore Press Holdings Ltd.	3,300	7,086
Singapore Technologies Engineering Ltd.	800	2,226
Singapore Telecommunications Ltd.	2,400	7,031
United Overseas Bank Ltd.	503	8,905

TOTAL SINGAPORE		54,383

South Africa - 1.5%
Aspen Pharmacare Holdings Ltd.	69	1,446
Barclays Africa Group Ltd.	481	5,278
Bidcorp Ltd.	55	1,320
FirstRand Ltd.	503	1,979
MTN Group Ltd.	653	5,871
Naspers Ltd. Class N	115	25,421
Remgro Ltd.	251	4,071
Sanlam Ltd.	730	3,675
Sasol Ltd.	211	6,360
Shoprite Holdings Ltd.	218	3,336
Standard Bank Group Ltd.	525	6,522
Vodacom Group Ltd.	239	3,229
Woolworths Holdings Ltd.	1,473	7,042

TOTAL SOUTH AFRICA		75,550

Spain - 2.4%
Abertis Infraestructuras SA	289	5,710
ACS Actividades de Construccion y Servicios SA	31	1,187
Aena SA	7	1,369
Amadeus IT Holding SA Class A	133	8,197
Banco Bilbao Vizcaya Argentaria SA	1,709	15,462
Banco de Sabadell SA	682	1,528
Banco Santander SA (Spain)	4,013	27,430
Bankinter SA	181	1,765
CaixaBank SA	747	3,891
Distribuidora Internacional de Alimentacion SA	658	4,442
Enagas SA	85	2,403
Endesa SA	47	1,113
Ferrovial SA	64	1,382
Gas Natural SDG SA	51	1,195
Grifols SA	72	2,025
Iberdrola SA	1,350	10,650
Inditex SA	323	12,821
Red Electrica Corporacion SA	70	1,502
Repsol YPF SA	260	4,358
Telefonica SA	1,165	13,191

TOTAL SPAIN		121,621

Sweden - 2.0%
Alfa Laval AB	111	2,480
ASSA ABLOY AB (B Shares)	178	3,814
Atlas Copco AB:
(A Shares)	169	6,112
(B Shares)	107	3,467
Boliden AB	33	1,037
Electrolux AB (B Shares)	38	1,300
Essity AB Class B (a)	126	3,653
H&M Hennes & Mauritz AB (B Shares) (a)	167	4,357
Hexagon AB (B Shares)	25	1,235
Investor AB (B Shares)	148	7,021
Kinnevik AB (B Shares)	52	1,597
Lundin Petroleum AB	110	2,503
Nordea Bank AB	807	10,185
Sandvik AB	461	7,269
Securitas AB (B Shares)	121	2,016
Skandinaviska Enskilda Banken AB (A Shares)	529	6,703
Skanska AB (B Shares)	42	955
SKF AB (B Shares)	63	1,253
Svenska Handelsbanken AB (A Shares)	472	7,027
Swedbank AB (A Shares)	281	7,328
Swedish Match Co. AB	90	3,166
Tele2 AB (B Shares)	192	2,285
Telefonaktiebolaget LM Ericsson (B Shares)	600	3,883
TeliaSonera AB	1,105	5,194
Volvo AB (B Shares)	462	7,851

TOTAL SWEDEN		103,691

Switzerland - 5.7%
ABB Ltd. (Reg.)	539	12,627
Adecco SA (Reg.)	76	5,801
Baloise Holdings AG	40	6,428
Compagnie Financiere Richemont SA Series A	148	12,582
Credit Suisse Group AG	663	10,191
Dufry AG (a)	9	1,434
Galenica AG	18	1,923
Geberit AG (Reg.)	7	3,368
Givaudan SA	2	3,982
Julius Baer Group Ltd.	35	1,981
Kuehne & Nagel International AG	9	1,567
Lafargeholcim Ltd. (Reg.)	79	4,726
Lonza Group AG	29	6,898
Nestle SA (Reg. S)	755	63,729
Novartis AG	555	47,274
Partners Group Holding AG	2	1,299
Roche Holding AG (participation certificate)	174	44,051
Schindler Holding AG:
(participation certificate)	7	1,510
(Reg.)	19	3,997
SGS SA (Reg.)	1	2,211
Sika AG	1	6,893
Sonova Holding AG Class B	9	1,460
Swatch Group AG (Bearer)	4	1,588
Swatch Group AG (Bearer) (Reg.)	30	2,311
Swiss Life Holding AG	4	1,460
Swiss Prime Site AG	58	5,233
Swiss Re Ltd.	85	8,197
Swisscom AG	4	1,955
UBS Group AG	936	16,282
Zurich Insurance Group AG	38	11,585

TOTAL SWITZERLAND		294,543

Taiwan - 2.6%
Advanced Semiconductor Engineering, Inc.	1,000	1,341
ASUSTeK Computer, Inc.	1,000	9,300
Cathay Financial Holding Co. Ltd.	4,000	6,513
China Steel Corp.	6,000	4,925
Chinatrust Financial Holding Co. Ltd.	4,000	2,568
Chunghwa Telecom Co. Ltd.	1,000	3,378
Delta Electronics, Inc.	1,000	5,312
E.SUN Financial Holdings Co. Ltd.	7,000	4,460
First Financial Holding Co. Ltd.	6,000	4,051
Formosa Chemicals & Fibre Corp.	1,000	3,012
Formosa Plastics Corp.	1,000	2,999
Fubon Financial Holding Co. Ltd.	1,000	1,552
Hon Hai Precision Industry Co. Ltd. (Foxconn)	4,000	15,555
MediaTek, Inc.	1,000	8,804
Mega Financial Holding Co. Ltd.	3,000	2,537
Nan Ya Plastics Corp.	1,000	2,515
Quanta Computer, Inc.	1,000	2,370
Taiwan Mobile Co. Ltd.	1,000	3,574
Taiwan Semiconductor Manufacturing Co. Ltd.	6,000	42,387
Unified-President Enterprises Corp.	1,000	1,913
United Microelectronics Corp.	4,000	1,835

TOTAL TAIWAN		130,901

Thailand - 0.3%
Advanced Info Service PCL (For. Reg.)	400	2,230
C.P. ALL PCL (For. Reg.)	1,100	2,008
Kasikornbank PCL (For. Reg.)	700	4,165
PTT PCL (For. Reg.)	200	2,332
Siam Cement PCL (For. Reg.)	200	3,041
Siam Commercial Bank PCL (For. Reg.)	500	2,209

TOTAL THAILAND		15,985

Turkey - 0.2%
Akbank T.A.S.	714	2,122
Bim Birlesik Magazalar A/S JSC	111	2,164
Petkim Petrokimya Holding A/S	1,000	1,827
Turkiye Garanti Bankasi A/S	900	2,695
Turkiye Is Bankasi A/S Series C	954	2,052

TOTAL TURKEY		10,860

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC	1,081	2,134
Dubai Islamic Bank Pakistan Ltd.	1,385	2,293
Emaar Properties PJSC	1,013	2,273
Emirates Telecommunications Corp.	347	1,771
National Bank of Abu Dhabi PJSC (a)	1,393	4,039

TOTAL UNITED ARAB EMIRATES		12,510

United Kingdom - 11.1%
3i Group PLC	116	1,433
Admiral Group PLC	77	2,101
Anglo American PLC (United Kingdom)	257	4,247
Ashtead Group PLC	282	6,061
Associated British Foods PLC	39	1,525
AstraZeneca PLC (United Kingdom)	333	19,848
Auto Trader Group PLC	558	2,818
Aviva PLC	1,295	9,205
BAE Systems PLC	1,080	8,571
Barclays PLC	4,663	12,503
Barratt Developments PLC	164	1,332
Berkeley Group Holdings PLC	51	2,352
BHP Billiton PLC	517	9,427
BP PLC	4,940	29,016
British American Tobacco PLC (United Kingdom)	556	34,586
British Land Co. PLC	163	1,313
BT Group PLC	2,288	9,468
Bunzl PLC	51	1,540
Burberry Group PLC	50	1,129
Capita Group PLC	127	1,103
Carnival PLC	81	5,467
Centrica PLC	1,212	3,174
Coca-Cola European Partners PLC	28	1,218
Compass Group PLC	509	10,859
Croda International PLC	48	2,344
Diageo PLC	628	20,282
Direct Line Insurance Group PLC	338	1,671
G4S PLC (United Kingdom)	307	1,332
GKN PLC	220	933
GlaxoSmithKline PLC	1,324	26,357
Hammerson PLC	662	5,018
HSBC Holdings PLC (United Kingdom)	4,727	47,340
Imperial Tobacco Group PLC	263	10,826
InterContinental Hotel Group PLC	23	1,302
Intertek Group PLC	28	1,589
ITV PLC	443	1,011
J Sainsbury PLC	790	2,552
Johnson Matthey PLC	28	1,038
Kingfisher PLC	401	1,556
Land Securities Group PLC	117	1,576
Legal & General Group PLC	1,980	7,012
Lloyds Banking Group PLC	18,762	16,220
London Stock Exchange Group PLC	119	5,885
Marks & Spencer Group PLC	285	1,212
Meggitt PLC	324	2,150
Mondi PLC	43	1,132
National Grid PLC	830	10,259
Next PLC	21	1,094
Old Mutual PLC	1,234	3,199
Pearson PLC	121	1,047
Persimmon PLC	44	1,454
Prudential PLC	647	15,787
Reckitt Benckiser Group PLC	151	14,681
RELX PLC	412	8,980
Rio Tinto PLC	355	16,638
Rolls-Royce Holdings PLC	526	6,163
Royal Bank of Scotland Group PLC (a)	371	1,216
Royal Dutch Shell PLC:
Class A (United Kingdom)	1,226	34,624
Class B (United Kingdom)	719	20,483
Royal Mail PLC	366	1,947
RSA Insurance Group PLC	139	1,197
Sage Group PLC	200	1,779
Scottish & Southern Energy PLC	189	3,439
Segro PLC	667	4,638
Severn Trent PLC	99	2,926
SKY PLC	237	3,018
Smith & Nephew PLC	377	6,560
Smiths Group PLC	64	1,296
St. James's Place Capital PLC	78	1,252
Standard Chartered PLC (United Kingdom) (a)	886	9,898
Standard Life PLC	236	1,359
Tate & Lyle PLC	236	2,092
Taylor Wimpey PLC	514	1,291
Tesco PLC (a)	1,684	3,871
The Weir Group PLC	50	1,210
Travis Perkins PLC	134	2,684
Unilever PLC	320	18,250
United Utilities Group PLC	84	995
Vodafone Group PLC	6,579	19,285
Whitbread PLC	24	1,218
WM Morrison Supermarkets PLC	388	1,231
Worldpay Group PLC	534	2,607

TOTAL UNITED KINGDOM		570,302

United States of America - 0.0%
Yum China Holdings, Inc.	53	1,897
TOTAL COMMON STOCKS
(Cost $4,625,782)		4,858,564

Nonconvertible Preferred Stocks - 1.2%
Brazil - 0.6%
Banco Bradesco SA (PN)	720	6,971
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN) (a)	200	4,650
Itau Unibanco Holding SA	700	8,378
Itausa-Investimentos Itau SA (PN)	700	2,076
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)	1,100	4,688
Telefonica Brasil SA	100	1,498
Vale SA (PN-A)	400	3,742

TOTAL BRAZIL		32,003

Colombia - 0.1%
Bancolombia SA (PN)	471	5,158
Germany - 0.3%
Henkel AG & Co. KGaA	44	6,237
Porsche Automobil Holding SE (Germany)	23	1,317
Volkswagen AG	49	7,547

TOTAL GERMANY		15,101

Korea (South) - 0.2%
AMOREPACIFIC Corp.	12	1,902
Hyundai Motor Co. Series 2	27	2,556
Samsung Electronics Co. Ltd.	3	5,173

TOTAL KOREA (SOUTH)		9,631

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $58,970)		61,893

Investment Companies - 1.3%
United States of America - 1.3%
iShares MSCI India ETF
(Cost $63,642)	1,910	65,631
	Principal Amount	Value

Government Obligations - 1.0%
United States of America - 1.0%
U.S. Treasury Bills, yield at date of purchase 1.08% 10/26/17
(Cost $49,871)	50,000	49,873
	Shares	Value

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 1.11% (b)
(Cost $64,707)	64,694	64,707
TOTAL INVESTMENT PORTFOLIO - 99.3%
(Cost $4,862,972)		5,100,668
NET OTHER ASSETS (LIABILITIES) - 0.7%(c)		35,782
NET ASSETS - 100%		$5,136,450

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1 ICE E-mini MSCI EAFE Index Contracts (United States)	Sept. 2017	96,945	$1,050
1 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Sept. 2017	53,225	678
TOTAL FUTURES CONTRACTS			$1,728

The face value of futures purchased as a percentage of Net Assets is 2.9%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Includes $5,500 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$215
Total	$215

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$508,309	$322,378	$185,931	$--
Consumer Staples	464,141	243,033	221,108	--
Energy	317,275	166,503	150,772	--
Financials	1,202,622	868,650	333,972	--
Health Care	385,052	166,500	218,552	--
Industrials	626,873	478,194	148,679	--
Information Technology	516,551	334,912	181,639	--
Materials	366,659	280,442	86,217	--
Real Estate	173,152	173,152	--	--
Telecommunication Services	230,286	70,745	159,541	--
Utilities	129,537	112,329	17,208	--
Investment Companies	65,631	65,631	--	--
Government Obligations	49,873	--	49,873	--
Money Market Funds	64,707	64,707	--	--
Total Investments in Securities:	$5,100,668	$3,347,176	$1,753,492	$--
Derivative Instruments:
Assets
Futures Contracts	$1,728	$1,728	$--	$--
Total Assets	$1,728	$1,728	$--	$--
Total Derivative Instruments:	$1,728	$1,728	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $4,865,393. Net unrealized appreciation aggregated $235,275, of which $274,577 related to appreciated investment securities and $39,302 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI International Minimum Volatility Index Fund

July 31, 2017

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

SV2-QTLY-0917
1.9866139.102

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value
Australia - 0.2%
CSL Ltd.	8,517	$858,514
Healthscope Ltd.	6	10
Medibank Private Ltd.	5	11
Sonic Healthcare Ltd.	80,446	1,434,513
Telstra Corp. Ltd.	793	2,601
The GPT Group unit	4	15
Transurban Group unit	1	9

TOTAL AUSTRALIA		2,295,673

Bailiwick of Jersey - 0.0%
Randgold Resources Ltd.	10	931
Belgium - 0.8%
Colruyt NV	86,116	4,830,112
Proximus	72,878	2,561,876
UCB SA	74,441	5,424,868

TOTAL BELGIUM		12,816,856

Bermuda - 1.3%
Cheung Kong Infrastructure Holdings Ltd.	932,000	8,692,605
Cosco Shipping Ports Ltd.	696,000	851,867
Credicorp Ltd. (United States)	21,119	3,909,972
Jardine Matheson Holdings Ltd.	11,200	714,672
Sihuan Pharmaceutical Holdings Group Ltd.	2,299,000	968,366
Yue Yuen Industrial (Holdings) Ltd.	1,064,500	4,395,212

TOTAL BERMUDA		19,532,694

Canada - 11.3%
Agnico Eagle Mines Ltd. (Canada)	11	514
Bank of Montreal	169,206	12,833,462
Bank of Nova Scotia	171,573	10,688,650
BCE, Inc.	219,263	10,291,775
Canadian Imperial Bank of Commerce	133,732	11,608,163
Canadian Tire Ltd. Class A (non-vtg.)	26,196	2,990,137
CCL Industries, Inc. Class B	19,685	943,712
Constellation Software, Inc.	4,372	2,355,287
Dollarama, Inc.	7,987	780,730
Emera, Inc.	42,690	1,588,784
Fairfax Financial Holdings Ltd. (sub. vtg.)	8,112	3,868,189
First Capital Realty, Inc.	148,245	2,425,665
Franco-Nevada Corp.	85,884	6,222,500
George Weston Ltd.	40,134	3,505,267
Goldcorp, Inc.	90	1,182
Great-West Lifeco, Inc.	103,308	2,948,224
H&R REIT/H&R Finance Trust	125,460	2,123,285
Hydro One Ltd.	427,298	7,663,432
Intact Financial Corp.	185,089	14,378,079
Jean Coutu Group, Inc. Class A (sub. vtg.)	69,637	1,160,663
Loblaw Companies Ltd.	74,397	4,051,780
Metro, Inc. Class A (sub. vtg.)	147,412	4,993,149
National Bank of Canada	21,712	977,845
Open Text Corp.	109,773	3,671,573
RioCan (REIT)	101,717	1,965,400
Rogers Communications, Inc. Class B (non-vtg.)	119,527	6,215,308
Royal Bank of Canada	164,138	12,245,017
Shaw Communications, Inc. Class B	321,616	7,161,067
Smart (REIT)	62,821	1,580,162
TELUS Corp.	259,699	9,379,784
The Toronto-Dominion Bank	164,627	8,486,527
Thomson Reuters Corp.	205,072	9,392,108
TransCanada Corp.	81,565	4,167,388

TOTAL CANADA		172,664,808

Cayman Islands - 0.3%
China Huishan Dairy Holdings Co. Ltd.	5,145,000	276,655
Shenzhou International Group Holdings Ltd.	644,499	4,311,347

TOTAL CAYMAN ISLANDS		4,588,002

Chile - 0.9%
Banco de Chile	35,973,915	5,204,063
Banco de Credito e Inversiones	33,430	2,017,509
Colbun SA	175	41
Compania de Petroleos de Chile SA (COPEC)	227	2,769
S.A.C.I. Falabella	639,115	5,904,577

TOTAL CHILE		13,128,959

China - 1.5%
Agricultural Bank of China Ltd. (H Shares)	4,928,000	2,302,863
Bank of China Ltd. (H Shares)	5,410,000	2,666,628
China Construction Bank Corp. (H Shares)	8,504,000	7,076,868
China Telecom Corp. Ltd. (H Shares)	2,934,000	1,397,358
Industrial & Commercial Bank of China Ltd. (H Shares)	7,129,000	4,992,527
Jiangsu Expressway Co. Ltd. (H Shares)	1,750,000	2,540,713
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	2,108,000	1,700,261

TOTAL CHINA		22,677,218

Czech Republic - 0.1%
Komercni Banka A/S	25,818	1,113,535
MONETA Money Bank A/S	232,605	838,224

TOTAL CZECH REPUBLIC		1,951,759

Denmark - 3.0%
Christian Hansen Holding A/S	43,017	3,464,778
Coloplast A/S Series B	37,202	3,195,977
Danske Bank A/S	28,666	1,161,287
DONG Energy A/S	211,281	10,186,958
DSV de Sammensluttede Vognmaend A/S	122,257	7,893,261
H Lundbeck A/S	99,260	5,964,527
ISS Holdings A/S	135,088	5,541,355
Tryg A/S	146,769	3,310,465
William Demant Holding A/S (a)	171,836	4,570,623

TOTAL DENMARK		45,289,231

Egypt - 0.1%
Commercial International Bank SAE	274,522	1,265,728
Commercial International Bank SAE sponsored GDR	23,500	108,570

TOTAL EGYPT		1,374,298

Finland - 0.8%
Elisa Corp. (A Shares)	23,283	958,345
Neste Oyj	89,121	3,864,518
Orion Oyj (B Shares)	57,046	2,885,602
Sampo Oyj (A Shares)	72,743	3,981,012

TOTAL FINLAND		11,689,477

France - 2.2%
Aeroports de Paris	42,622	7,217,720
Atos Origin SA	12,087	1,837,938
BIC SA	10	1,173
Danone SA	28,578	2,132,496
Dassault Systemes SA	11,090	1,088,208
Essilor International SA	18,608	2,359,215
Hermes International SCA	7,853	3,978,851
L'Oreal SA	29,495	6,113,823
Sanofi SA	16,622	1,583,894
SCOR SE	1	42
SEB SA	4,669	831,009
Sodexo SA	25,776	3,046,176
Thales SA	25,969	2,877,153
Total SA	22,637	1,151,175

TOTAL FRANCE		34,218,873

Germany - 2.0%
Beiersdorf AG	7,802	856,178
Fresenius Medical Care AG & Co. KGaA	49,791	4,695,315
Innogy SE	167,616	7,041,069
MAN SE	50,570	5,604,539
Merck KGaA	7,530	827,666
Muenchener Rueckversicherungs AG	3,699	794,543
SAP AG	24,743	2,619,918
TUI AG	497,456	7,817,050

TOTAL GERMANY		30,256,278

Hong Kong - 6.4%
China Mobile Ltd.	608,500	6,504,347
CLP Holdings Ltd.	1,711,500	18,241,713
CSPC Pharmaceutical Group Ltd.	2,344,000	3,655,185
Guangdong Investment Ltd.	2,756,000	3,881,293
Hang Seng Bank Ltd.	808,200	17,590,260
HK Electric Investments & HK Electric Investments Ltd. unit	3,805,500	3,610,226
Hong Kong & China Gas Co. Ltd.	5,034,178	9,525,932
Link (REIT)	939,000	7,633,853
MTR Corp. Ltd.	2,119,753	12,253,143
Power Assets Holdings Ltd.	1,230,500	12,193,463
Sun Hung Kai Properties Ltd.	59,000	913,991
Swire Properties Ltd.	400	1,383
Techtronic Industries Co. Ltd.	367,000	1,632,771

TOTAL HONG KONG		97,637,560

India - 0.7%
Asian Paints Ltd.	146,057	2,643,727
Bharat Petroleum Corp. Ltd.	259,975	1,908,495
Divi's Laboratories Ltd. (a)	119	1,248
Hindustan Unilever Ltd.	144,420	2,600,708
Indian Oil Corp. Ltd.	157,117	900,032
Wipro Ltd.	533,623	2,398,310

TOTAL INDIA		10,452,520

Indonesia - 1.6%
PT AKR Corporindo Tbk	1,439,100	745,256
PT Bank Central Asia Tbk	4,646,800	6,521,702
PT Bank Rakyat Indonesia Tbk	2,669,500	2,960,212
PT Hanjaya Mandala Sampoerna Tbk	12,186,900	3,247,035
PT Indofood CBP Sukses Makmur Tbk	1,533,400	960,964
PT Indofood Sukses Makmur Tbk	2,386,100	1,499,819
PT Jasa Marga Tbk	1,377	605
PT Kalbe Farma Tbk	11,039,600	1,437,534
PT Telkomunikasi Indonesia Tbk Series B	10,208,600	3,588,006
PT Unilever Indonesia Tbk	665,700	2,445,663
PT Waskita Karya Persero Tbk	6,810,900	1,221,709

TOTAL INDONESIA		24,628,505

Ireland - 0.9%
Kerry Group PLC Class A	76,253	6,891,985
Paddy Power Betfair PLC (Ireland)	24,805	2,485,382
Ryanair Holdings PLC sponsored ADR (a)	43,150	4,890,190

TOTAL IRELAND		14,267,557

Israel - 1.3%
Azrieli Group	60,906	3,326,421
Bank Hapoalim BM (Reg.)	772,044	5,348,214
Bank Leumi le-Israel BM	892,691	4,288,927
Bezeq The Israel Telecommunication Corp. Ltd.	1,425	2,115
Check Point Software Technologies Ltd. (a)	21,213	2,243,911
Mizrahi Tefahot Bank Ltd.	199,901	3,612,111
NICE Systems Ltd.	10,198	757,709
Teva Pharmaceutical Industries Ltd. sponsored ADR	60	1,930

TOTAL ISRAEL		19,581,338

Italy - 0.4%
Snam Rete Gas SpA	1,241,293	5,871,893
Japan - 19.6%
ABC-MART, Inc.	47,400	2,704,395
Ajinomoto Co., Inc.	186,900	3,761,904
All Nippon Airways Ltd.	1,667,000	5,723,248
Asahi Group Holdings	85,500	3,489,179
Astellas Pharma, Inc.	629,200	8,013,197
Benesse Holdings, Inc.	103,000	3,947,345
Canon, Inc.	283,900	9,877,119
Chugai Pharmaceutical Co. Ltd.	65,900	2,651,064
Coca-Cola West Co. Ltd.	24,500	740,034
Daiichi Sankyo Kabushiki Kaisha	141,600	3,092,864
Dainippon Sumitomo Pharma Co. Ltd.	107,600	1,510,860
Daito Trust Construction Co. Ltd.	6,000	1,014,468
Daiwa House REIT Investment Corp.	269	666,613
East Japan Railway Co.	33,100	3,107,488
Eisai Co. Ltd.	49,000	2,630,786
FamilyMart Co. Ltd.	109,300	6,127,026
Hankyu Hanshin Holdings, Inc.	24,100	860,207
Hisamitsu Pharmaceutical Co., Inc.	47,800	2,245,943
Idemitsu Kosan Co. Ltd.	59,900	1,454,509
Japan Airlines Co. Ltd.	171,900	5,563,420
Japan Prime Realty Investment Corp.	1,193	4,485,451
Japan Real Estate Investment Corp.	615	3,229,942
Japan Retail Fund Investment Corp.	576	1,100,327
Kajima Corp.	559,000	4,877,845
Kao Corp.	29,500	1,796,571
Keihin Electric Express Railway Co. Ltd.	421,000	4,891,841
Keyence Corp.	3,000	1,388,362
Kirin Holdings Co. Ltd.	337,100	7,431,825
Konami Holdings Corp.	94,300	4,918,364
Kyowa Hakko Kirin Co., Ltd.	45,000	817,180
Kyushu Railway Co.	229,700	7,573,672
Lawson, Inc.	72,000	4,904,712
McDonald's Holdings Co. (Japan) Ltd. (b)	95,400	3,881,074
Meiji Holdings Co. Ltd.	46,700	3,723,461
Miraca Holdings, Inc.	25,200	1,152,052
Mitsubishi Tanabe Pharma Corp.	322,300	7,685,852
Nagoya Railroad Co. Ltd.	1,006,000	4,617,316
New Hampshire Foods Ltd.	198,000	5,863,939
Nikon Corp.	100	1,764
Nippon Building Fund, Inc.	277	1,494,988
Nippon Prologis REIT, Inc.	2,271	4,789,401
Nippon Telegraph & Telephone Corp.	195,700	9,577,207
Nissin Food Holdings Co. Ltd.	84,400	5,305,383
Nitori Holdings Co. Ltd.	53,100	7,494,544
Nomura Real Estate Master Fund, Inc.	4,518	6,405,401
Nomura Research Institute Ltd.	74,114	2,776,460
NTT Data Corp.	386,100	4,213,146
NTT DOCOMO, Inc.	370,200	8,596,783
Obayashi Corp.	204,900	2,468,204
Oracle Corp. Japan	55,000	3,696,766
Oriental Land Co. Ltd.	50,200	3,640,063
Osaka Gas Co. Ltd.	530,000	2,122,500
Otsuka Corp.	75,000	4,918,590
Otsuka Holdings Co. Ltd.	292,400	12,890,054
Park24 Co. Ltd.	129,600	3,279,822
Recruit Holdings Co. Ltd.	662,800	11,477,030
Ryohin Keikaku Co. Ltd.	4,000	1,023,176
Sankyo Co. Ltd. (Gunma)	64,300	2,111,352
Santen Pharmaceutical Co. Ltd.	142,300	2,009,716
Secom Co. Ltd.	77,300	5,803,548
Shimamura Co. Ltd.	17,300	2,152,987
Shionogi & Co. Ltd.	33,100	1,770,217
Showa Shell Sekiyu K.K.	80,100	872,603
Suntory Beverage & Food Ltd.	199,600	9,794,875
Taisei Corp.	247,000	2,365,930
Taisho Pharmaceutical Holdings Co. Ltd.	45,200	3,390,666
Takeda Pharmaceutical Co. Ltd.	167,600	8,866,100
Terumo Corp.	32,100	1,215,633
Tobu Railway Co. Ltd.	663,000	3,512,105
Toray Industries, Inc.	199,500	1,804,177
Toyo Suisan Kaisha Ltd.	127,400	4,633,988
Tsuruha Holdings, Inc.	13,700	1,439,031
United Urban Investment Corp.	1,639	2,444,116
USS Co. Ltd.	55,900	1,129,206
West Japan Railway Co.	14,600	1,048,599
Yamada Denki Co. Ltd.	432,400	2,310,160
Yamazaki Baking Co. Ltd.	80,400	1,614,636

TOTAL JAPAN		299,982,382

Korea (South) - 1.5%
Dongbu Insurance Co. Ltd.	24,575	1,757,653
Kangwon Land, Inc.	30,839	1,018,848
Kia Motors Corp.	19,826	647,923
KT Corp.	37,762	1,173,257
KT Corp. sponsored ADR (b)	12,600	229,194
KT&G Corp.	46,439	4,727,101
S1 Corp.	24,565	2,022,343
Samsung Biologics Co. Ltd.	15,676	3,807,250
Samsung Fire & Marine Insurance Co. Ltd.	9,759	2,544,458
Samsung Life Insurance Co. Ltd.	6,524	731,080
SK Telecom Co. Ltd.	18,588	4,592,283

TOTAL KOREA (SOUTH)		23,251,390

Luxembourg - 0.2%
RTL Group SA	29,006	2,259,395
SES SA (France) (depositary receipt)	51,871	1,220,422

TOTAL LUXEMBOURG		3,479,817

Malaysia - 1.6%
Hong Leong Bank Bhd	932,600	3,419,787
IHH Healthcare Bhd	1,224,900	1,687,939
Malayan Banking Bhd	3,107,027	6,923,050
PPB Group Bhd	184,900	728,113
Public Bank Bhd	1,904,400	9,020,491
Telekom Malaysia Bhd	1,109,200	1,647,673
Tenaga Nasional Bhd	415,000	1,368,632

TOTAL MALAYSIA		24,795,685

Multi-National - 0.5%
HKT Trust/HKT Ltd. unit	5,433,000	7,122,692
Netherlands - 0.1%
Koninklijke Ahold Delhaize NV	109,868	2,249,418
NN Group NV	1	41
QIAGEN NV (Germany)	144	4,794

TOTAL NETHERLANDS		2,254,253

New Zealand - 0.3%
Auckland International Airport Ltd.	226,916	1,186,081
Meridian Energy Ltd.	418,364	904,871
Ryman Healthcare Group Ltd.	337,905	2,238,222
Spark New Zealand Ltd.	338,382	952,968

TOTAL NEW ZEALAND		5,282,142

Pakistan - 0.1%
Habib Bank Ltd.	266,400	597,151
MCB Bank Ltd.	305,600	598,964

TOTAL PAKISTAN		1,196,115

Philippines - 0.8%
Aboitiz Equity Ventures, Inc.	735,580	1,107,907
Aboitiz Power Corp.	2,107,200	1,629,731
Bank of the Philippine Islands (BPI)	1,127,980	2,339,799
BDO Unibank, Inc.	2,034,693	5,080,075
Jollibee Food Corp.	213,360	952,009
Metro Pacific Investments Corp.	23,200	3,124
Universal Robina Corp.	265,980	849,220

TOTAL PHILIPPINES		11,961,865

Qatar - 0.5%
Doha Bank	32,655	278,048
Qatar Electricity & Water Co.	28,720	1,554,820
Qatar National Bank SAQ	145,171	5,502,602
The Commercial Bank of Qatar (a)	100	857

TOTAL QATAR		7,336,327

Singapore - 1.9%
CapitaMall Trust	524,100	777,361
DBS Group Holdings Ltd.	152,423	2,431,749
Oversea-Chinese Banking Corp. Ltd.	475,520	3,986,206
Singapore Airlines Ltd.	775,100	5,942,729
Singapore Airport Terminal Service Ltd.	968,000	3,450,127
Singapore Press Holdings Ltd.	1,502,700	3,226,844
Singapore Telecommunications Ltd.	2,853,200	8,358,635
StarHub Ltd.	200	403
United Overseas Bank Ltd.	79,065	1,399,675

TOTAL SINGAPORE		29,573,729

South Africa - 0.0%
Fortress Income Fund Ltd. Class A	14	19
Sweden - 0.0%
Swedish Match Co. AB	20,471	720,078
Switzerland - 9.9%
Baloise Holdings AG	28,621	4,599,724
Barry Callebaut AG	2,874	4,098,708
Ems-Chemie Holding AG	4,405	3,065,893
Givaudan SA	1,822	3,627,230
Kuehne & Nagel International AG	49,256	8,578,221
Lindt & Spruengli AG	87	5,930,162
Lindt & Spruengli AG (participation certificate)	1,354	7,708,537
Nestle SA (Reg. S)	244,319	20,622,857
Novartis AG	195,902	16,686,498
Partners Group Holding AG	3,808	2,473,162
Roche Holding AG (participation certificate)	74,789	18,934,278
Schindler Holding AG (Reg.)	4,701	988,865
SGS SA (Reg.)	1,162	2,569,270
Sika AG	907	6,251,776
Sonova Holding AG Class B	75,151	12,194,211
Straumann Holding AG	3,055	1,726,622
Swiss Life Holding AG	4,371	1,595,701
Swiss Prime Site AG	85,026	7,672,081
Swiss Re Ltd.	74,214	7,156,994
Swisscom AG	30,789	15,051,409

TOTAL SWITZERLAND		151,532,199

Taiwan - 7.3%
ASUSTeK Computer, Inc.	494,000	4,594,284
Chang Hwa Commercial Bank	6,437,230	3,771,003
Chicony Electronics Co. Ltd.	630	1,620
China Airlines Ltd.	3,667,000	1,126,272
Chinatrust Financial Holding Co. Ltd.	1,415,700	908,987
Chunghwa Telecom Co. Ltd.	5,459,000	18,440,905
E.SUN Financial Holdings Co. Ltd.	5,048,781	3,216,636
EVA Airways Corp.	2,907,300	1,409,652
Far EasTone Telecommunications Co. Ltd.	2,292,000	5,537,606
First Financial Holding Co. Ltd.	12,899,197	8,709,183
Formosa Petrochemical Corp.	874,000	3,066,210
Formosa Taffeta Co. Ltd.	1,037,000	1,026,206
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,173,300	4,562,801
Hua Nan Financial Holdings Co. Ltd.	9,822,630	5,737,954
Lite-On Technology Corp.	1,683,428	2,721,722
Mega Financial Holding Co. Ltd.	10,007,789	8,462,791
President Chain Store Corp.	322,000	2,728,227
Siliconware Precision Industries Co. Ltd.	2,904,000	4,779,227
Sinopac Holdings Co.	6,212,944	1,947,296
Standard Foods Corp.	381,334	1,014,720
Synnex Technology International Corp.	988,750	1,099,538
Taishin Financial Holdings Co. Ltd.	1,954,800	918,703
Taiwan Business Bank	5,141,354	1,458,287
Taiwan Cooperative Financial Holding Co. Ltd.	11,061,315	6,040,533
Taiwan Mobile Co. Ltd.	2,308,000	8,249,814
Taiwan Semiconductor Manufacturing Co. Ltd.	1,461,000	10,321,176

TOTAL TAIWAN		111,851,353

Thailand - 1.5%
Advanced Info Service PCL (For. Reg.)	250,900	1,398,643
Bangkok Bank PCL (For. Reg.)	357,300	1,981,033
Bangkok Dusit Medical Services PCL (For. Reg.)	2,457,300	1,410,438
Bangkok Expressway and Metro PCL	5,020,900	1,131,632
BTS Group Holdings PCL	8,188,100	2,116,138
Bumrungrad Hospital PCL (For. Reg.)	239,300	1,258,471
C.P. ALL PCL (For. Reg.)	500,700	914,084
Electricity Generating PCL (For. Reg.)	223,700	1,465,497
Glow Energy PCL (For. Reg.)	370,100	900,879
Kasikornbank PCL	59,700	355,224
Kasikornbank PCL (For. Reg.)	399,400	2,376,488
KCE Electronics PCL	279,500	726,541
Krung Thai Bank PCL (For. Reg.)	4,793,600	2,607,370
Siam Cement PCL (For. Reg.)	243,800	3,707,205

TOTAL THAILAND		22,349,643

United Arab Emirates - 0.5%
DP World Ltd.	60,449	1,390,327
Dubai Islamic Bank Pakistan Ltd.	476,494	788,741
Emirates Telecommunications Corp.	516,118	2,634,653
National Bank of Abu Dhabi PJSC (a)	957,620	2,776,617

TOTAL UNITED ARAB EMIRATES		7,590,338

United Kingdom - 10.3%
Admiral Group PLC	192,450	5,251,035
AstraZeneca PLC (United Kingdom)	107,329	6,397,139
Auto Trader Group PLC	129,825	655,531
Babcock International Group PLC	91	1,014
British American Tobacco PLC (United Kingdom)	132,075	8,215,823
Bunzl PLC	117,960	3,560,961
Carnival PLC	50,816	3,429,897
Centrica PLC	1	3
Coca-Cola European Partners PLC	82,849	3,602,846
Compass Group PLC	701,202	14,959,933
ConvaTec Group PLC	1,680,639	6,889,571
Diageo PLC	369,597	11,936,859
Direct Line Insurance Group PLC	198,213	979,662
Fresnillo PLC	1	20
GlaxoSmithKline PLC	455,138	9,060,420
HSBC Holdings PLC (United Kingdom)	290,720	2,911,534
Imperial Tobacco Group PLC	161,880	6,663,836
Kingfisher PLC	1,598,818	6,204,622
Merlin Entertainments PLC	435,346	2,695,638
National Grid PLC	1,189,729	14,705,216
Reckitt Benckiser Group PLC	166,646	16,202,548
RELX PLC	363,403	7,920,909
Royal Mail PLC	1,084,682	5,768,883
Scottish & Southern Energy PLC	334,084	6,078,500
Severn Trent PLC	68,865	2,035,275
Smith & Nephew PLC	176,259	3,066,895
Tate & Lyle PLC	512,699	4,545,778
Unilever PLC	6	342
United Utilities Group PLC	139,502	1,651,929
Vodafone Group PLC	648,733	1,901,666
Worldpay Group PLC	185,392	905,043

TOTAL UNITED KINGDOM		158,199,328

United States of America - 1.1%
Yum China Holdings, Inc.	483,148	17,291,867
TOTAL COMMON STOCKS
(Cost $1,291,275,398)		1,430,695,652

Nonconvertible Preferred Stocks - 0.0%
Colombia - 0.0%
Grupo Aval Acciones y Valores SA
(Cost $26)	82	36
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.83% to 1.01% 8/3/17 to 11/9/17(c)
(Cost $2,994,601)	3,000,000	2,994,266
	Shares	Value

Money Market Funds - 5.6%
Fidelity Cash Central Fund, 1.11% (d)	84,619,429	84,636,353
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	1,685,952	1,686,121
TOTAL MONEY MARKET FUNDS
(Cost $86,322,474)		86,322,474
TOTAL INVESTMENT PORTFOLIO - 99.3%
(Cost $1,380,592,499)		1,520,012,428
NET OTHER ASSETS (LIABILITIES) - 0.7%		10,798,143
NET ASSETS - 100%		$1,530,810,571

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
670 ICE E-mini MSCI EAFE Index Contracts (United States)	Sept. 2017	$64,953,150	$1,063,315
430 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Sept. 2017	22,886,750	654,399
85 TME S&P/TSX 60 Index Contracts (Canada)	Sept. 2017	12,127,371	(51,276)
TOTAL FUTURES CONTRACTS			$1,666,438

The face value of futures purchased as a percentage of Net Assets is 6.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,994,266.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$142,948
Fidelity Securities Lending Cash Central Fund	61,710
Total	$204,658

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$130,663,979	$121,029,460	$9,634,519	$--
Consumer Staples	209,652,118	150,264,538	59,110,925	276,655
Energy	23,259,592	22,108,417	1,151,175	--
Financials	306,745,782	303,039,705	3,706,077	--
Health Care	186,870,180	115,236,567	71,633,613	--
Industrials	162,221,299	162,221,299	--	--
Information Technology	79,129,144	51,531,704	27,597,440	--
Materials	31,733,645	31,732,714	931	--
Real Estate	54,050,343	54,050,343	--	--
Telecommunication Services	136,367,306	81,990,251	54,377,055	--
Utilities	110,002,300	110,002,300	--	--
Government Obligations	2,994,266	--	2,994,266	--
Money Market Funds	86,322,474	86,322,474	--	--
Total Investments in Securities:	$1,520,012,428	$1,289,529,772	$230,206,001	$276,655
Derivative Instruments:
Assets
Futures Contracts	$1,717,714	$1,717,714	$--	$--
Total Assets	$1,717,714	$1,717,714	$--	$--
Liabilities
Futures Contracts	$(51,276)	$(51,276)	$--	$--
Total Liabilities	$(51,276)	$(51,276)	$--	$--
Total Derivative Instruments:	$1,666,438	$1,666,438	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $1,388,719,623. Net unrealized appreciation aggregated $131,292,805, of which $164,343,532 related to appreciated investment securities and $33,050,727 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Emerging Markets Index Fund

July 31, 2017

EMX-QTLY-0917
1.929352.105

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.0%
		Shares	Value
Bermuda - 1.0%
Alibaba Health Information Technology Ltd. (a)(b)		754,000	$359,103
Alibaba Pictures Group Ltd. (a)		3,060,000	517,130
Beijing Enterprises Water Group Ltd.		1,178,000	978,801
Brilliance China Automotive Holdings Ltd.		734,000	1,858,775
China Gas Holdings Ltd.		416,000	1,006,606
China Resource Gas Group Ltd.		216,000	818,559
Cosco Shipping Ports Ltd.		382,735	468,447
Credicorp Ltd.		6,502	1,204,821
Credicorp Ltd. (United States)		9,884	1,829,924
GOME Electrical Appliances Holdings Ltd.		2,768,802	333,215
Haier Electronics Group Co. Ltd.		306,000	789,407
Hanergy Thin Film Power Group Ltd. (a)		1,618,000	2
Kunlun Energy Co. Ltd.		790,000	787,896
Nine Dragons Paper (Holdings) Ltd.		397,000	591,627
Sihuan Pharmaceutical Holdings Group Ltd.		895,000	376,984

TOTAL BERMUDA			11,921,297

Brazil - 4.0%
Ambev SA		1,137,600	6,986,079
Banco Bradesco SA		220,141	2,128,450
Banco do Brasil SA		207,900	1,913,425
Banco Santander SA (Brasil) unit		100,600	822,969
BB Seguridade Participacoes SA		169,400	1,491,183
BM&F BOVESPA SA		499,914	3,284,826
BR Malls Participacoes SA		198,595	840,654
Brasil Foods SA		108,300	1,282,228
CCR SA		295,300	1,617,434
Centrais Eletricas Brasileiras SA (Electrobras) (a)		49,200	212,997
Cielo SA		295,314	2,471,722
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		82,100	883,305
Companhia Siderurgica Nacional SA (CSN) (a)		152,900	373,626
Cosan SA Industria e Comercio		40,600	470,011
CPFL Energia SA		60,272	519,155
Drogasil SA		55,200	1,221,415
Duratex SA		66,905	169,926
EDP Energias do Brasil SA (a)		78,757	362,929
Embraer SA		158,900	803,583
ENGIE Brasil Energia SA		41,500	465,791
Equatorial Energia SA		47,700	867,314
Fibria Celulose SA		60,400	640,734
Hypermarcas SA		84,600	759,361
Itausa-Investimentos Itau SA		527	1,516
JBS SA		195,400	482,492
Klabin SA unit		140,800	722,433
Kroton Educacional SA		334,748	1,618,805
Localiza Rent A Car SA		40,084	667,135
Lojas Americanas SA		45,598	188,776
Lojas Renner SA		172,690	1,622,594
M. Dias Branco SA		23,500	382,529
Multiplan Empreendimentos Imobiliarios SA		19,586	451,470
Natura Cosmeticos SA		39,400	316,504
Odontoprev SA		59,500	248,239
Petroleo Brasileiro SA - Petrobras (ON) (a)		724,900	3,207,985
Porto Seguro SA		25,200	254,558
Qualicorp SA		51,800	544,852
Rumo SA (a)		195,400	647,918
Sul America SA unit		43,874	246,922
Terna Participacoes SA unit		41,800	311,253
TIM Participacoes SA		204,100	696,402
Ultrapar Participacoes SA		87,700	2,081,165
Vale SA		323,900	3,251,101
Weg SA		137,340	834,165

TOTAL BRAZIL			49,367,931

British Virgin Islands - 0.0%
Tianhe Chemicals Group Ltd. (a)		376,000	67,702
Cayman Islands - 13.9%
3SBio, Inc. (a)		246,000	308,650
58.com, Inc. ADR (a)		21,903	1,118,148
AAC Technology Holdings, Inc.		178,000	2,395,120
Alibaba Group Holding Ltd. sponsored ADR (a)(b)		272,662	42,248,977
Anta Sports Products Ltd.		255,000	874,942
Autohome, Inc. ADR Class A (a)(b)		12,240	595,843
Baidu.com, Inc. sponsored ADR (a)		65,920	14,920,992
Chailease Holding Co. Ltd.		245,000	703,834
China Conch Venture Holdings Ltd.		387,000	719,419
China Huishan Dairy Holdings Co. Ltd. (b)		888,000	47,749
China Medical System Holdings Ltd.		301,000	514,075
China Mengniu Dairy Co. Ltd.		671,000	1,307,500
China Resources Land Ltd.		672,744	2,161,862
China State Construction International Holdings Ltd.		440,000	710,913
Country Garden Holdings Co. Ltd.		1,277,737	1,786,358
Ctrip.com International Ltd. ADR (a)		90,203	5,387,825
ENN Energy Holdings Ltd.		180,000	1,222,538
Evergrande Real Estate Group Ltd.		992,000	2,762,329
Fullshare Holdings Ltd. (b)		1,670,000	667,076
GCL-Poly Energy Holdings Ltd. (a)(b)		2,999,000	318,683
Geely Automobile Holdings Ltd.		1,180,000	2,728,376
Haitian International Holdings Ltd.		156,000	447,381
Hengan International Group Co. Ltd.		175,500	1,339,146
JD.com, Inc. sponsored ADR (a)		158,305	7,150,637
Kingsoft Corp. Ltd.		193,000	509,013
Longfor Properties Co. Ltd.		355,000	891,727
Minth Group Ltd.		166,000	765,094
Momo, Inc. ADR (a)		21,219	932,151
NetEase, Inc. ADR		19,197	5,975,642
New Oriental Education & Technology Group, Inc. sponsored ADR		32,365	2,578,196
Semiconductor Manufacturing International Corp. (a)		663,200	726,992
Shenzhou International Group Holdings Ltd.		137,000	916,455
Shimao Property Holdings Ltd.		290,500	579,453
SINA Corp.		13,437	1,273,962
Sino Biopharmaceutical Ltd.		1,063,000	939,046
SOHO China Ltd.		468,500	255,519
Sunac China Holdings Ltd. (b)		468,000	1,246,274
Sunny Optical Technology Group Co. Ltd.		173,000	2,059,840
TAL Education Group ADR (b)		10,875	1,704,874
Tencent Holdings Ltd.		1,370,900	54,718,089
Tingyi (Cayman Islands) Holding Corp.		470,000	598,722
Vipshop Holdings Ltd. ADR (a)		98,491	1,211,439
Want Want China Holdings Ltd.		1,177,000	795,637
Weibo Corp. sponsored ADR (a)(b)		8,397	646,149
YY, Inc. ADR (a)(b)		7,608	543,972
Zhen Ding Technology Holding Ltd.		109,000	253,249

TOTAL CAYMAN ISLANDS			172,559,868

Chile - 1.1%
AES Gener SA		646,751	240,321
Aguas Andinas SA		596,598	376,428
Banco de Chile		6,201,943	897,186
Banco de Credito e Inversiones		8,526	514,546
Banco Santander Chile		16,130,603	1,143,657
Cencosud SA		348,830	992,930
Colbun SA		1,890,675	442,270
Compania Cervecerias Unidas SA		35,381	471,585
Compania de Petroleos de Chile SA (COPEC)		111,834	1,364,127
CorpBanca SA		34,840,444	330,287
Empresa Nacional de Electricidad SA		813,539	633,514
Empresa Nacional de Electricidad SA sponsored ADR		203	4,734
Empresa Nacional de Telecomunicaciones SA (ENTEL)		37,837	430,841
Empresas CMPC SA		306,288	782,465
Enel Chile SA		4,710,902	513,654
Enersis SA		6,971,422	1,407,824
LATAM Airlines Group SA		72,170	847,883
LATAM Airlines Group SA sponsored ADR		212	2,487
S.A.C.I. Falabella		173,035	1,598,614
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR		168	6,906

TOTAL CHILE			13,002,259

China - 9.2%
Agricultural Bank of China Ltd. (H Shares)		6,289,000	2,938,860
Air China Ltd. (H Shares)		440,000	397,706
Aluminum Corp. of China Ltd. (H Shares) (a)		966,000	606,007
AviChina Industry & Technology Co. Ltd. (H Shares)		495,000	303,560
Bank Communications Co. Ltd. (H Shares)		2,111,000	1,564,845
Bank of China Ltd. (H Shares)		19,136,000	9,432,273
Beijing Capital International Airport Co. Ltd. (H Shares)		362,000	570,057
BYD Co. Ltd. (H Shares)		154,000	960,183
CGN Power Co. Ltd. (H Shares)		2,641,000	723,580
China Cinda Asset Management Co. Ltd. (H Shares)		2,153,000	895,843
China CITIC Bank Corp. Ltd. (H Shares)		2,164,000	1,404,655
China Coal Energy Co. Ltd. (H Shares)		471,000	232,762
China Communications Construction Co. Ltd. (H Shares)		1,072,000	1,430,102
China Communications Services Corp. Ltd. (H Shares)		542,000	294,912
China Construction Bank Corp. (H Shares)		20,283,000	16,879,129
China Everbright Bank Co. Ltd. (H Shares)		720,000	349,362
China Galaxy Securities Co. Ltd. (H Shares)		778,000	686,283
China Huarong Asset Management Co. Ltd.		1,498,000	613,714
China Life Insurance Co. Ltd. (H Shares)		1,796,000	5,676,178
China Longyuan Power Grid Corp. Ltd. (H Shares)		765,000	560,224
China Merchants Bank Co. Ltd. (H Shares)		942,846	3,102,261
China Minsheng Banking Corp. Ltd. (H Shares)		1,323,200	1,331,535
China National Building Materials Co. Ltd. (H Shares)		700,000	427,485
China Oilfield Services Ltd. (H Shares)		414,000	353,004
China Pacific Insurance (Group) Co. Ltd. (H Shares)		637,200	2,814,488
China Petroleum & Chemical Corp. (H Shares)		6,171,000	4,678,037
China Railway Construction Corp. Ltd. (H Shares)		473,500	625,611
China Railway Group Ltd. (H Shares)		956,000	761,295
China Shenhua Energy Co. Ltd. (H Shares)		822,500	2,049,195
China Southern Airlines Ltd. (H Shares)		458,000	349,475
China Telecom Corp. Ltd. (H Shares)		3,392,000	1,615,486
China Vanke Co. Ltd. (H Shares)		281,400	830,423
Chongqing Changan Automobile Co. Ltd. (B Shares)		168,800	223,891
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		594,000	438,040
CITIC Securities Co. Ltd. (H Shares)		555,500	1,127,955
Conch Cement Co. Ltd. (H Shares)		297,000	1,098,902
CRRC Corp. Ltd. (H Shares)		987,600	882,553
Dongfeng Motor Group Co. Ltd. (H Shares)		654,000	801,298
Fuyao Glass Industries Group Co. Ltd.		123,600	421,716
GF Securities Co. Ltd. (H Shares)		340,600	687,235
Great Wall Motor Co. Ltd. (H Shares)		738,000	946,735
Guangzhou Automobile Group Co. Ltd. (H Shares)		510,000	1,095,637
Guangzhou R&F Properties Co. Ltd. (H Shares)		220,000	393,199
Haitong Securities Co. Ltd. (H Shares)		774,400	1,235,344
Huaneng Power International, Inc. (H Shares)		1,042,000	734,499
Huaneng Renewables Corp. Ltd. (H Shares)		1,132,000	344,928
Huatai Securities Co. Ltd. (H Shares)		383,000	769,844
Industrial & Commercial Bank of China Ltd. (H Shares)		17,779,000	12,450,854
Jiangsu Expressway Co. Ltd. (H Shares)		286,000	415,225
Jiangxi Copper Co. Ltd. (H Shares)		297,000	542,226
New China Life Insurance Co. Ltd. (H Shares)		184,800	1,193,624
People's Insurance Co. of China Group (H Shares)		1,686,000	785,712
PetroChina Co. Ltd. (H Shares)		5,126,000	3,297,862
PICC Property & Casualty Co. Ltd. (H Shares)		1,109,227	2,067,694
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		1,257,500	9,329,662
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		456,000	367,798
Shanghai Electric Group Co. Ltd. (H Shares) (a)		644,000	299,293
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)		116,500	426,576
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		177,725	284,360
Shanghai Pharma Holding Co. Ltd. (H Shares)		166,700	441,784
Sinopec Engineering Group Co. Ltd. (H Shares)		294,000	263,858
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)		883,000	501,936
Sinopharm Group Co. Ltd. (H Shares)		292,400	1,226,008
TravelSky Technology Ltd. (H Shares)		223,000	590,989
Tsingtao Brewery Co. Ltd. (H Shares)		86,000	368,848
Weichai Power Co. Ltd. (H Shares)		473,200	456,188
Yanzhou Coal Mining Co. Ltd. (H Shares)		448,000	441,071
Zhejiang Expressway Co. Ltd. (H Shares)		334,000	416,923
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)		134,600	641,051
Zijin Mng Group Co. Ltd. (H Shares)		1,330,000	481,884
ZTE Corp. (H Shares)		183,080	471,131

TOTAL CHINA			114,422,863

Colombia - 0.3%
Bancolombia SA		61,523	630,448
Bancolombia SA sponsored ADR		76	3,324
Cementos Argos SA		115,814	461,529
Ecopetrol SA		1,149,720	537,102
Grupo de Inversiones Suramerica SA		56,838	799,807
Interconexion Electrica SA ESP		88,591	405,851
Inversiones Argos SA (a)		68,484	492,622

TOTAL COLOMBIA			3,330,683

Czech Republic - 0.2%
Ceske Energeticke Zavody A/S		41,000	744,142
Komercni Banka A/S		18,727	807,699
MONETA Money Bank A/S		110,951	399,827
Telefonica Czech Rep A/S		17,324	221,333

TOTAL CZECH REPUBLIC			2,173,001

Egypt - 0.1%
Commercial International Bank SAE		244,816	1,128,764
Commercial International Bank SAE sponsored GDR		2,831	13,079
EFG-Hermes Holding SAE		117,117	145,457
Global Telecom Holding (a)		539,180	195,929

TOTAL EGYPT			1,483,229

Greece - 0.4%
Alpha Bank AE (a)		324,287	779,299
EFG Eurobank Ergasias SA (a)		436,255	477,706
Ff Group (a)		7,797	186,909
Greek Organization of Football Prognostics SA		52,686	606,233
Hellenic Telecommunications Organization SA		57,971	739,789
Jumbo SA		24,159	404,682
National Bank of Greece SA (a)		1,290,953	521,881
Piraeus Bank SA (a)		1,537,799	422,344
Titan Cement Co. SA (Reg.)		10,706	298,721

TOTAL GREECE			4,437,564

Hong Kong - 3.3%
Beijing Enterprises Holdings Ltd.		122,000	648,205
China Everbright International Ltd.		608,000	793,978
China Everbright Ltd.		218,000	496,799
China Jinmao Holdings Group Ltd.		914,000	424,773
China Merchants Holdings International Co. Ltd.		334,077	1,050,032
China Mobile Ltd.		1,481,000	15,830,629
China Overseas Land and Investment Ltd.		928,000	3,148,461
China Power International Development Ltd.		750,000	257,336
China Resources Beer Holdings Co. Ltd.		386,878	977,745
China Resources Power Holdings Co. Ltd.		471,691	899,805
China Taiping Insurance Group Ltd.		385,777	1,160,670
China Unicom Ltd. (a)		1,452,000	2,104,415
CITIC Pacific Ltd.		1,411,000	2,146,090
CNOOC Ltd.		4,308,000	4,821,792
CNOOC Ltd. sponsored ADR		200	22,490
CSPC Pharmaceutical Group Ltd.		1,032,000	1,609,279
Far East Horizon Ltd.		458,000	390,521
Fosun International Ltd.		631,000	956,501
Guangdong Investment Ltd.		670,000	943,565
Lenovo Group Ltd.		1,722,000	1,067,046
Shanghai Industrial Holdings Ltd.		120,000	347,212
Sino-Ocean Group Holding Ltd.		729,979	408,410
Sun Art Retail Group Ltd.		583,500	475,866

TOTAL HONG KONG			40,981,620

Hungary - 0.3%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		11,143	964,423
OTP Bank PLC		57,608	2,144,208
Richter Gedeon PLC		34,712	888,590

TOTAL HUNGARY			3,997,221

India - 8.6%
ACC Ltd.		9,973	269,324
Adani Ports & Special Economic Zone Ltd.		176,621	1,089,502
Aditya Birla Capital Ltd. (a)		111,231	294,319
Ambuja Cements Ltd.		148,669	609,571
Apollo Hospitals Enterprise Ltd.		20,272	397,670
Ashok Leyland Ltd.		279,869	477,495
Asian Paints Ltd.		70,148	1,269,725
Aurobindo Pharma Ltd.		64,105	717,760
Axis Bank Ltd.		404,234	3,273,930
Bajaj Auto Ltd.		20,530	898,403
Bajaj Finance Ltd.		40,215	1,067,157
Bajaj Finserv Ltd.		8,978	698,299
Bharat Forge Ltd.		25,886	463,310
Bharat Heavy Electricals Ltd.		133,818	302,540
Bharat Petroleum Corp. Ltd.		180,691	1,326,466
Bharti Airtel Ltd.		290,017	1,893,154
Bharti Infratel Ltd.		134,712	842,527
Bosch Ltd.		1,715	646,080
Cadila Healthcare Ltd.		47,559	402,858
Cipla Ltd.		83,519	728,872
Coal India Ltd.		159,195	617,879
Container Corp. of India Ltd.		9,246	164,787
Dabur India Ltd.		123,798	597,965
Dr. Reddy's Laboratories Ltd.		27,261	1,011,439
Eicher Motors Ltd.		3,229	1,513,434
GAIL India Ltd.		121,701	714,410
Glenmark Pharmaceuticals Ltd.		34,062	369,943
Godrej Consumer Products Ltd.		58,089	938,810
Grasim Industries Ltd.		79,451	1,324,905
Havells India Ltd.		60,671	446,950
HCL Technologies Ltd.		136,961	1,905,461
Hero Motocorp Ltd.		11,743	668,892
Hindalco Industries Ltd.		281,676	964,010
Hindustan Petroleum Corp. Ltd.		145,998	871,711
Hindustan Unilever Ltd.		157,106	2,829,156
Housing Development Finance Corp. Ltd.		363,363	10,130,060
ICICI Bank Ltd.		572,018	2,690,505
Idea Cellular Ltd. (a)		343,460	494,747
IDFC Bank Ltd.		313,182	290,101
Indiabulls Housing Finance Ltd.		75,465	1,381,898
Indian Oil Corp. Ltd.		139,118	796,926
Infosys Ltd.		443,494	6,967,389
ITC Ltd.		819,849	3,643,844
JSW Steel Ltd.		200,206	690,177
Larsen & Toubro Ltd.		115,380	2,146,431
LIC Housing Finance Ltd.		72,750	782,646
Lupin Ltd.		53,855	865,976
Mahindra & Mahindra Financial Services Ltd.		63,417	396,233
Mahindra & Mahindra Ltd.		90,514	1,979,095
Marico Ltd.		107,560	560,928
Maruti Suzuki India Ltd.		25,556	3,086,012
Motherson Sumi Systems Ltd. (a)		149,104	755,045
Nestle India Ltd.		5,537	583,822
NTPC Ltd.		395,126	1,010,902
Oil & Natural Gas Corp. Ltd.		301,542	795,906
Piramal Enterprises Ltd.		18,494	850,787
Power Finance Corp. Ltd.		143,826	278,778
Reliance Industries Ltd.		312,961	7,876,201
Rural Electrification Corp. Ltd.		159,234	434,308
Shree Cement Ltd.		1,966	569,818
Shriram Transport Finance Co. Ltd.		36,127	572,471
Siemens India Ltd.		17,592	398,863
State Bank of India		417,768	2,034,162
Sun Pharmaceutical Industries Ltd.		232,007	1,921,884
Tata Consultancy Services Ltd.		114,162	4,432,360
Tata Motors Ltd.		374,094	2,591,496
Tata Motors Ltd. Class A		105,491	428,177
Tata Power Co. Ltd.		276,053	352,701
Tata Steel Ltd.		72,009	636,278
Tech Mahindra Ltd.		110,747	665,811
Titan Co. Ltd.		72,854	617,806
Ultratech Cemco Ltd.		21,311	1,347,096
United Spirits Ltd. (a)		14,822	585,605
UPL Ltd.		86,468	1,181,761
Vedanta Ltd.		360,593	1,572,327
Wipro Ltd.		296,263	1,331,522
Yes Bank Ltd.		81,632	2,301,544
Zee Entertainment Enterprises Ltd.		128,888	1,087,957

TOTAL INDIA			106,727,070

Indonesia - 2.2%
PT Adaro Energy Tbk		3,420,700	458,267
PT AKR Corporindo Tbk		390,700	202,329
PT Astra International Tbk		4,887,600	2,925,444
PT Bank Central Asia Tbk		2,378,200	3,337,762
PT Bank Danamon Indonesia Tbk Series A		797,800	341,298
PT Bank Mandiri (Persero) Tbk		2,250,800	2,305,871
PT Bank Negara Indonesia (Persero) Tbk		1,804,400	1,008,915
PT Bank Rakyat Indonesia Tbk		2,677,600	2,969,194
PT Bumi Serpong Damai Tbk		1,723,600	231,555
PT Charoen Pokphand Indonesia Tbk		1,802,300	361,163
PT Gudang Garam Tbk		115,800	661,391
PT Hanjaya Mandala Sampoerna Tbk		2,167,600	577,528
PT Indocement Tunggal Prakarsa Tbk		446,500	586,442
PT Indofood CBP Sukses Makmur Tbk		568,500	356,273
PT Indofood Sukses Makmur Tbk		1,038,000	652,450
PT Jasa Marga Tbk		497,637	218,491
PT Kalbe Farma Tbk		5,172,400	673,530
PT Lippo Karawaci Tbk		4,536,500	243,440
PT Matahari Department Store Tbk		575,200	547,183
PT Media Nusantara Citra Tbk		1,385,500	187,174
PT Pakuwon Jati Tbk		5,792,100	308,645
PT Perusahaan Gas Negara Tbk Series B		2,601,200	439,260
PT Semen Gresik (Persero) Tbk		719,000	536,930
PT Summarecon Agung Tbk		2,487,900	182,989
PT Surya Citra Media Tbk		1,416,900	250,967
PT Telkomunikasi Indonesia Tbk Series B		12,168,400	4,276,815
PT Tower Bersama Infrastructure Tbk		551,800	279,544
PT Unilever Indonesia Tbk		360,600	1,324,780
PT United Tractors Tbk		408,600	923,061
PT Waskita Karya Persero Tbk		1,040,000	186,551
PT XL Axiata Tbk (a)		789,575	199,112

TOTAL INDONESIA			27,754,354

Isle of Man - 0.1%
NEPI Rockcastle PLC (a)		78,029	1,039,400
Korea (South) - 13.8%
AMOREPACIFIC Corp.		7,680	1,944,113
AMOREPACIFIC Group, Inc.		6,869	745,207
BGFretail Co. Ltd.		5,230	431,500
BS Financial Group, Inc.		61,281	618,317
Celltrion, Inc. (a)		19,334	1,873,090
Cheil Industries, Inc.		18,352	2,277,746
Cheil Worldwide, Inc.		15,540	282,373
CJ CheilJedang Corp.		1,907	630,028
CJ Corp.		3,494	605,246
CJ E&M Corp.		4,400	293,481
Coway Co. Ltd.		12,779	1,130,779
Daelim Industrial Co.		6,616	541,716
Daewoo Engineering & Construction Co. Ltd. (a)		31,162	227,885
DGB Financial Group Co. Ltd.		39,697	423,577
Dong Suh Companies, Inc.		7,812	206,123
Dongbu Insurance Co. Ltd.		12,112	866,275
Doosan Bobcat, Inc.		8,348	263,872
Doosan Heavy Industries & Construction Co. Ltd.		12,945	238,109
E-Mart Co. Ltd.		5,110	1,158,942
GS Engineering & Construction Corp. (a)		12,417	353,129
GS Holdings Corp.		12,251	824,803
GS Retail Co. Ltd.		6,639	286,916
Hana Financial Group, Inc.		71,536	3,257,632
Hankook Tire Co. Ltd.		17,725	989,176
Hanmi Pharm Co. Ltd.		1,471	483,357
Hanmi Science Co. Ltd.		3,004	223,435
Hanon Systems		43,257	395,902
Hanssem Co. Ltd.		2,621	411,895
Hanwha Chemical Corp.		25,974	781,584
Hanwha Corp.		10,453	456,879
Hanwha Life Insurance Co. Ltd.		53,223	358,801
Hanwha Techwin Co. Ltd. (a)		8,420	299,980
Hotel Shilla Co.		8,170	474,179
Hyosung Corp.		5,065	757,533
Hyundai Construction Equipment Co. Ltd. (a)		13	4,254
Hyundai Department Store Co. Ltd.		3,408	337,777
Hyundai Electric & Energy System Co. Ltd. (a)		21	6,075
Hyundai Engineering & Construction Co. Ltd.		18,577	751,417
Hyundai Fire & Marine Insurance Co. Ltd.		15,287	619,705
Hyundai Glovis Co. Ltd.		4,491	629,579
Hyundai Heavy Industries Co. Ltd. (a)		7,546	1,175,762
Hyundai Industrial Development & Construction Co.		14,410	548,770
Hyundai Mobis		16,462	3,615,971
Hyundai Motor Co.		37,256	4,823,601
Hyundai Robotics Co. Ltd. (a)		1,581	621,849
Hyundai Steel Co.		19,605	1,097,594
Hyundai Wia Corp.		3,567	219,765
Industrial Bank of Korea		60,428	833,631
Kakao Corp.		8,093	867,157
Kangwon Land, Inc.		28,817	952,045
KB Financial Group, Inc.		96,069	5,103,973
KCC Corp.		1,401	546,046
KEPCO Plant Service & Engineering Co. Ltd.		5,721	229,875
Kia Motors Corp.		64,032	2,092,596
Korea Aerospace Industries Ltd.		16,268	750,986
Korea Electric Power Corp.		62,090	2,473,451
Korea Express Co. Ltd. (a)		1,925	320,565
Korea Gas Corp. (a)		6,717	301,083
Korea Investment Holdings Co. Ltd.		9,652	613,627
Korea Zinc Co. Ltd.		2,068	911,265
Korean Air Lines Co. Ltd. (a)		10,931	347,470
KT Corp.		216	6,711
KT&G Corp.		28,281	2,878,769
Kumho Petro Chemical Co. Ltd.		4,468	301,608
LG Chemical Ltd.		10,940	3,204,043
LG Corp.		22,771	1,533,065
LG Display Co. Ltd.		56,265	1,586,410
LG Electronics, Inc.		25,782	1,544,708
LG Household & Health Care Ltd.		2,279	2,016,625
LG Innotek Co. Ltd.		3,284	439,847
LG Telecom Ltd.		25,723	382,422
Lotte Chemical Corp.		3,649	1,202,285
Lotte Chilsung Beverage Co. Ltd.		144	207,655
Lotte Confectionery Co. Ltd.		1,305	237,128
Lotte Shopping Co. Ltd.		3,081	723,527
Medy-Tox, Inc.		1,015	535,806
Mirae Asset Daewoo Co. Ltd.		89,621	868,254
NAVER Corp.		6,769	4,853,413
NCSOFT Corp.		4,247	1,368,979
Netmarble Games Corp.		4,022	513,553
Oci Co. Ltd.		4,169	343,218
Orion Corp./Republic of Korea (a)		5,382	394,543
Orion Holdings Corp.		2,797	68,930
Ottogi Corp.		262	183,177
POSCO		17,907	5,346,649
Posco Daewoo Corp.		10,386	217,933
S-Oil Corp.		10,729	1,116,072
S1 Corp.		4,493	369,892
Samsung Biologics Co. Ltd.		3,919	951,812
Samsung Card Co. Ltd.		7,648	271,110
Samsung Electro-Mechanics Co. Ltd.		13,367	1,118,358
Samsung Electronics Co. Ltd.		23,626	50,841,040
Samsung Fire & Marine Insurance Co. Ltd.		7,466	1,946,606
Samsung Heavy Industries Co. Ltd.		61,140	611,435
Samsung Life Insurance Co. Ltd.		16,942	1,898,522
Samsung SDI Co. Ltd.		13,303	2,001,505
Samsung SDS Co. Ltd.		8,270	1,321,800
Samsung Securities Co. Ltd.		15,351	555,821
Shinhan Financial Group Co. Ltd.		103,267	4,904,093
Shinsegae Co. Ltd.		1,851	393,360
SK C&C Co. Ltd.		7,693	1,864,974
SK Energy Co. Ltd.		15,746	2,481,545
SK Hynix, Inc.		140,438	8,276,291
SK Networks Co. Ltd.		33,582	189,809
SK Telecom Co. Ltd.		4,816	1,189,823
STX Pan Ocean Co. Ltd. (Korea) (a)		51,115	266,087
Woori Bank		72,517	1,236,746
Woori Investment & Securities Co. Ltd.		34,082	430,615
Yuhan Corp.		1,916	404,607

TOTAL KOREA (SOUTH)			171,510,650

Malaysia - 2.2%
AirAsia Bhd		354,100	267,136
Alliance Financial Group Bhd		219,400	201,388
AMMB Holdings Bhd		413,300	477,831
Astro Malaysia Holdings Bhd		336,600	202,833
Axiata Group Bhd		663,438	717,440
British American Tobacco (Malaysia) Bhd		34,600	355,576
Bumiputra-Commerce Holdings Bhd		987,435	1,510,615
Dialog Group Bhd		721,500	325,235
DiGi.com Bhd		780,400	874,908
Felda Global Ventures Holdings Bhd		357,800	136,217
Gamuda Bhd		408,900	506,171
Genting Bhd		535,500	1,215,709
Genting Malaysia Bhd		724,500	1,015,298
Genting Plantations Bhd		50,300	125,941
Hap Seng Consolidated Bhd		144,100	306,274
Hartalega Holdings Bhd		146,400	241,749
Hong Leong Bank Bhd		151,100	554,075
Hong Leong Credit Bhd		52,200	208,727
IHH Healthcare Bhd		491,700	677,573
IJM Corp. Bhd		721,200	584,506
IOI Corp. Bhd		532,000	555,422
IOI Properties Group Bhd		494,375	242,482
Kuala Lumpur Kepong Bhd		115,300	667,859
Malayan Banking Bhd		866,119	1,929,879
Malaysia Airports Holdings Bhd		198,706	406,091
Maxis Bhd		449,600	593,306
MISC Bhd		324,400	559,924
Petronas Chemicals Group Bhd		570,900	926,721
Petronas Dagangan Bhd		60,700	337,136
Petronas Gas Bhd		171,600	751,088
PPB Group Bhd		109,300	430,409
Public Bank Bhd		703,600	3,332,712
RHB Capital Bhd		178,889	208,909
RHB Capital Bhd		99,132	0
SapuraKencana Petroleum Bhd		899,100	323,395
Sime Darby Bhd		579,849	1,279,826
Telekom Malaysia Bhd		277,480	412,186
Tenaga Nasional Bhd		822,500	2,712,531
UMW Holdings Bhd		101,700	138,482
UMW Oil & Gas Corp. Bhd (a)		104,873	7,348
Westports Holdings Bhd		246,100	214,400
YTL Corp. Bhd		1,087,886	355,726
YTL Power International Bhd		446,170	145,892

TOTAL MALAYSIA			27,036,926

Malta - 0.0%
Brait SA		87,127	415,909
Mexico - 3.5%
Alfa SA de CV Series A		758,500	1,051,525
America Movil S.A.B. de CV Series L		8,088,100	7,160,144
CEMEX S.A.B. de CV unit		3,528,418	3,409,004
Coca-Cola FEMSA S.A.B. de CV Series L		118,600	1,009,624
Compartamos S.A.B. de CV		226,400	344,258
El Puerto de Liverpool S.A.B. de CV Class C		43,840	394,234
Embotelladoras Arca S.A.B. de CV		104,900	777,683
Fibra Uno Administracion SA de CV		615,300	1,137,108
Fomento Economico Mexicano S.A.B. de CV unit		473,600	4,782,688
Gruma S.A.B. de CV Series B		51,530	711,738
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		85,100	974,497
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		49,375	1,054,618
Grupo Bimbo S.A.B. de CV Series A		397,000	1,003,734
Grupo Carso SA de CV Series A1		105,100	438,288
Grupo Financiero Banorte S.A.B. de CV Series O		604,800	4,009,465
Grupo Financiero Inbursa S.A.B. de CV Series O		553,900	1,000,925
Grupo Financiero Santander Mexico S.A.B. de CV		433,700	890,665
Grupo Lala S.A.B. de CV		138,800	273,663
Grupo Mexico SA de CV Series B		925,507	3,014,754
Grupo Televisa SA de CV		593,100	3,161,312
Industrias Penoles SA de CV		32,830	807,117
Infraestructura Energetica Nova S.A.B. de CV		127,100	720,442
Kimberly-Clark de Mexico SA de CV Series A		363,600	732,000
Mexichem S.A.B. de CV		246,055	701,158
Promotora y Operadora de Infraestructura S.A.B. de CV		54,000	592,946
Wal-Mart de Mexico SA de CV Series V		1,278,000	2,949,037

TOTAL MEXICO			43,102,627

Netherlands - 0.3%
Steinhoff International Holdings NV (South Africa)		718,365	3,597,617
Pakistan - 0.1%
Engro Corp. Ltd.		64,200	197,583
Habib Bank Ltd.		135,000	302,610
Lucky Cement Ltd. (a)		31,200	209,534
MCB Bank Ltd.		89,800	176,005
Oil & Gas Development Co. Ltd.		152,100	225,711
United Bank Ltd.		112,700	222,470

TOTAL PAKISTAN			1,333,913

Peru - 0.0%
Compania de Minas Buenaventura SA		337	4,040
Compania de Minas Buenaventura SA sponsored ADR		44,742	547,642

TOTAL PERU			551,682

Philippines - 1.1%
Aboitiz Equity Ventures, Inc.		487,250	733,880
Aboitiz Power Corp.		341,700	264,274
Alliance Global Group, Inc.		1,058,700	301,490
Ayala Corp.		59,290	1,017,052
Ayala Land, Inc.		1,791,500	1,492,147
Bank of the Philippine Islands (BPI)		191,712	397,673
BDO Unibank, Inc.		479,196	1,196,422
DMCI Holdings, Inc.		965,850	308,376
Globe Telecom, Inc.		8,090	339,476
GT Capital Holdings, Inc.		20,905	502,871
International Container Terminal Services, Inc.		128,950	273,110
JG Summit Holdings, Inc.		698,730	1,101,595
Jollibee Food Corp.		102,080	455,479
Megaworld Corp.		2,822,900	268,709
Metro Pacific Investments Corp.		3,343,900	450,265
Metropolitan Bank & Trust Co.		159,275	274,797
Philippine Long Distance Telephone Co.		20,435	663,390
PNOC Energy Development Corp.		2,088,100	247,213
Robinsons Land Corp.		365,900	186,484
Security Bank Corp.		21,810	101,209
SM Investments Corp.		57,830	925,491
SM Prime Holdings, Inc.		2,060,200	1,425,871
Universal Robina Corp.		210,740	672,850

TOTAL PHILIPPINES			13,600,124

Poland - 1.3%
Alior Bank SA (a)		20,698	368,975
Bank Handlowy w Warszawie SA		8,407	166,001
Bank Millennium SA (a)		149,883	321,379
Bank Polska Kasa Opieki SA		38,319	1,361,932
Bank Zachodni WBK SA		8,339	881,384
BRE Bank SA (a)		3,609	456,677
Cyfrowy Polsat SA		53,428	380,382
Eurocash SA		16,933	167,317
Grupa Lotos SA		21,067	284,272
Jastrzebska Spolka Weglowa SA (a)		12,676	291,822
KGHM Polska Miedz SA (Bearer)		34,269	1,165,570
LPP SA		308	599,597
NG2 SA		6,741	457,430
Polish Oil & Gas Co. SA		425,334	790,164
Polska Grupa Energetyczna SA		201,013	732,329
Polski Koncern Naftowy Orlen SA		72,452	2,142,883
Powszechna Kasa Oszczednosci Bank SA		227,093	2,326,034
Powszechny Zaklad Ubezpieczen SA		146,367	1,802,849
Synthos SA		110,890	136,926
Tauron Polska Energia SA (a)		237,843	252,015
Telekomunikacja Polska SA		153,129	232,094
Zaklady Azotowe w Tarnowie-Moscicach SA		9,624	188,425

TOTAL POLAND			15,506,457

Qatar - 0.6%
Barwa Real Estate Co.		21,064	193,529
Doha Bank		39,582	337,030
Ezdan Holding Group		185,970	666,596
Industries Qatar QSC		37,020	979,201
Masraf al Rayan		88,157	1,012,144
Qatar Electricity & Water Co.		6,363	344,475
Qatar Gas Transport Co. Ltd. (Nakilat)		61,793	307,034
Qatar Insurance Co. SAQ		33,151	637,388
Qatar Islamic Bank		15,664	415,183
Qatar National Bank SAQ		55,922	2,119,683
Qatar Telecom (Qtel) Q.S.C. (a)		19,501	513,135
The Commercial Bank of Qatar (a)		48,630	416,743

TOTAL QATAR			7,942,141

Russia - 2.9%
Alrosa Co. Ltd.		622,061	870,303
Gazprom OAO		650,503	1,263,144
Gazprom OAO sponsored ADR (Reg. S)		958,252	3,727,600
Inter Rao Ues JSC		7,595,754	480,213
Lukoil PJSC		33,662	1,580,883
Lukoil PJSC sponsored ADR		68,904	3,208,859
Magnit OJSC GDR (Reg. S)		74,199	2,723,103
MMC Norilsk Nickel PJSC		6,121	914,209
MMC Norilsk Nickel PJSC sponsored ADR		92,519	1,372,519
Mobile TeleSystems OJSC sponsored ADR		117,750	1,009,118
Moscow Exchange MICEX-RTS OAO		353,945	633,715
NOVATEK OAO		6,025	61,238
NOVATEK OAO GDR (Reg. S)		21,378	2,236,139
Novolipetsk Steel OJSC		292,279	611,053
PhosAgro OJSC GDR (Reg. S)		28,331	390,968
Rosneft Oil Co. OJSC		89,824	467,674
Rosneft Oil Co. OJSC GDR (Reg. S)		191,497	982,380
Rostelecom PJSC		76,770	83,652
Rostelecom PJSC sponsored ADR		23,110	152,526
RusHydro PJSC		8,155,801	104,570
RusHydro PJSC ADR		194,501	243,126
Sberbank of Russia		891,598	2,455,934
Sberbank of Russia sponsored ADR		426,892	4,973,292
Severstal PAO		2,166	30,202
Severstal PAO GDR (Reg. S)		38,232	525,308
Sistema JSFC		650,000	130,457
Sistema JSFC sponsored GDR		7,284	29,136
Surgutneftegas OJSC		466,996	207,918
Surgutneftegas OJSC sponsored ADR		116,797	508,417
Tatneft PAO		140,656	917,710
Tatneft PAO sponsored ADR		37,903	1,462,298
VTB Bank OJSC		388,944,136	388,294
VTB Bank OJSC sponsored GDR (Reg. S)		425,159	820,557

TOTAL RUSSIA			35,566,515

South Africa - 6.0%
Adcock Ingram Holdings Ltd. warrants 7/26/19 (a)		859	570
African Bank Investments Ltd. (a)		116,009	6,250
Anglo American Platinum Ltd. (a)		12,291	300,953
AngloGold Ashanti Ltd.		98,949	999,345
Aspen Pharmacare Holdings Ltd.		94,031	1,971,128
Barclays Africa Group Ltd.		164,235	1,802,021
Bidcorp Ltd.		81,193	1,948,940
Bidvest Group Ltd.		79,555	1,012,279
Capitec Bank Holdings Ltd.		9,894	645,491
Coronation Fund Managers Ltd.		50,493	261,761
Discovery Ltd.		86,772	923,834
Exxaro Resources Ltd.		48,686	402,381
FirstRand Ltd.		814,323	3,204,461
Fortress Income Fund Ltd.:
Class A		245,122	327,914
Class B		191,295	554,489
Foschini Ltd.		48,616	559,580
Gold Fields Ltd.		199,353	795,270
Growthpoint Properties Ltd.		499,445	939,106
Hyprop Investments Ltd.		61,356	550,301
Impala Platinum Holdings Ltd. (a)		147,412	393,844
Imperial Holdings Ltd.		36,401	480,163
Investec Ltd.		65,004	486,097
Liberty Holdings Ltd.		30,990	265,744
Life Healthcare Group Holdings Ltd.		325,443	624,772
Massmart Holdings Ltd.		24,854	208,676
MMI Holdings Ltd.		226,770	355,330
Mondi Ltd.		28,349	736,111
Mr Price Group Ltd.		59,376	780,026
MTN Group Ltd.		410,130	3,687,474
Naspers Ltd. Class N		105,693	23,363,915
Nedbank Group Ltd.		52,938	879,987
Netcare Ltd.		244,471	455,412
Pick 'n Pay Stores Ltd.		85,615	411,939
Pioneer Foods Ltd.		29,842	317,333
PSG Group Ltd.		21,837	428,563
Rand Merchant Insurance Holdings Ltd.		160,588	511,908
Redefine Properties Ltd.		1,193,117	975,045
Remgro Ltd.		128,566	2,085,250
Resilient Property Income Fund Ltd.		72,435	720,241
RMB Holdings Ltd.		168,640	813,720
Sanlam Ltd.		340,984	1,716,725
Sappi Ltd.		132,880	880,338
Sasol Ltd.		133,714	4,030,411
Shoprite Holdings Ltd.		104,749	1,603,018
Sibanye Gold Ltd.		404,909	516,822
Spar Group Ltd.		45,360	568,431
Standard Bank Group Ltd.		312,711	3,885,055
Telkom SA Ltd.		60,207	297,180
Tiger Brands Ltd.		38,598	1,170,058
Truworths International Ltd.		105,784	606,831
Vodacom Group Ltd.		126,877	1,714,350
Woolworths Holdings Ltd.		244,404	1,168,355

TOTAL SOUTH AFRICA			74,345,198

Taiwan - 11.4%
Acer, Inc.		711,994	349,935
Advanced Semiconductor Engineering, Inc.		1,580,854	2,119,599
Advantech Co. Ltd.		84,459	638,729
Asia Cement Corp.		581,153	513,554
Asia Pacific Telecom Co. Ltd. (a)		466,000	165,027
ASUSTeK Computer, Inc.		171,000	1,590,329
AU Optronics Corp.		2,104,000	851,223
Catcher Technology Co. Ltd.		158,000	1,814,559
Cathay Financial Holding Co. Ltd.		1,970,641	3,208,908
Chang Hwa Commercial Bank		1,133,561	664,053
Cheng Shin Rubber Industry Co. Ltd.		473,937	958,399
Chicony Electronics Co. Ltd.		120,927	310,977
China Airlines Ltd.		665,043	204,260
China Development Finance Holding Corp.		3,284,800	990,403
China Life Insurance Co. Ltd.		828,680	876,279
China Steel Corp.		3,016,204	2,475,694
Chinatrust Financial Holding Co. Ltd.		4,247,826	2,727,426
Chunghwa Telecom Co. Ltd.		922,000	3,114,584
Compal Electronics, Inc.		1,011,000	670,888
Delta Electronics, Inc.		470,381	2,498,673
E.SUN Financial Holdings Co. Ltd.		1,982,549	1,263,104
ECLAT Textile Co. Ltd.		43,613	501,597
EVA Airways Corp.		471,453	228,592
Evergreen Marine Corp. (Taiwan) (a)		381,420	208,923
Far Eastern Textile Ltd.		759,705	624,822
Far EasTone Telecommunications Co. Ltd.		387,000	935,015
Feng Tay Enterprise Co. Ltd.		82,520	353,683
First Financial Holding Co. Ltd.		2,131,125	1,438,877
Formosa Chemicals & Fibre Corp.		709,760	2,137,654
Formosa Petrochemical Corp.		326,000	1,143,689
Formosa Plastics Corp.		1,000,520	3,000,120
Formosa Taffeta Co. Ltd.		178,000	176,147
Foxconn Technology Co. Ltd.		221,587	665,909
Fubon Financial Holding Co. Ltd.		1,608,334	2,496,512
Giant Manufacturing Co. Ltd.		73,000	359,993
GlobalWafers Co. Ltd.		34,000	268,381
Highwealth Construction Corp.		183,000	302,835
HIWIN Technologies Corp.		46,620	337,910
Hon Hai Precision Industry Co. Ltd. (Foxconn)		3,760,087	14,622,457
Hotai Motor Co. Ltd.		65,000	789,522
HTC Corp. (a)		156,000	370,193
Hua Nan Financial Holdings Co. Ltd.		1,686,496	985,178
Innolux Corp.		2,128,347	1,039,008
Inventec Corp.		616,865	493,051
Largan Precision Co. Ltd.		24,000	4,376,707
Lite-On Technology Corp.		516,279	834,706
MediaTek, Inc.		362,292	3,189,517
Mega Financial Holding Co. Ltd.		2,638,413	2,231,096
Merida Industry Co. Ltd.		48,000	229,559
Micro-Star International Co. Ltd.		166,000	430,734
Nan Ya Plastics Corp.		1,149,860	2,892,299
Nanya Technology Corp.		168,000	346,959
Nien Made Enterprise Co. Ltd.		36,000	439,061
Novatek Microelectronics Corp.		141,000	536,663
OBI Pharma, Inc. (a)		25,000	177,895
Pegatron Corp.		468,000	1,527,240
Phison Electronics Corp.		37,000	514,323
Pou Chen Corp.		537,000	725,135
Powertech Technology, Inc.		169,000	547,588
President Chain Store Corp.		136,000	1,152,294
Quanta Computer, Inc.		654,000	1,549,799
Realtek Semiconductor Corp.		111,401	416,632
Ruentex Development Co. Ltd. (a)		184,000	199,136
Ruentex Industries Ltd.		123,000	182,376
Shin Kong Financial Holding Co. Ltd.		1,958,533	523,105
Siliconware Precision Industries Co. Ltd.		505,000	831,098
Sinopac Holdings Co.		2,419,604	758,366
Standard Foods Corp.		144,050	383,313
Synnex Technology International Corp.		328,500	365,308
TaiMed Biologics, Inc. (a)		44,000	321,832
Taishin Financial Holdings Co. Ltd.		2,150,773	1,010,805
Taiwan Business Bank		826,188	234,339
Taiwan Cement Corp.		808,000	935,974
Taiwan Cooperative Financial Holding Co. Ltd.		1,867,989	1,020,100
Taiwan Fertilizer Co. Ltd.		166,000	225,256
Taiwan High Speed Rail Corp.		416,000	358,662
Taiwan Mobile Co. Ltd.		382,900	1,368,654
Taiwan Semiconductor Manufacturing Co. Ltd.		5,937,000	41,941,698
TECO Electric & Machinery Co. Ltd.		501,000	471,742
Transcend Information, Inc.		43,000	127,373
Unified-President Enterprises Corp.		1,170,983	2,240,077
United Microelectronics Corp.		2,893,000	1,327,023
Vanguard International Semiconductor Corp.		205,000	384,021
Wistron Corp.		601,102	606,782
WPG Holding Co. Ltd.		379,000	530,596
Yuanta Financial Holding Co. Ltd.		2,441,952	1,046,626
Yulon Motor Co. Ltd.		195,000	170,382

TOTAL TAIWAN			141,169,522

Thailand - 2.0%
Advanced Info Service PCL (For. Reg.)		253,400	1,412,579
Airports of Thailand PCL (For. Reg.)		1,026,100	1,588,032
Bangkok Bank PCL (For. Reg.)		61,200	339,321
Bangkok Dusit Medical Services PCL (For. Reg.)		913,500	524,329
Bangkok Expressway and Metro PCL		1,842,200	415,203
Banpu PCL (For. Reg.)		450,200	220,524
BEC World PCL (For. Reg.)		244,300	135,818
Berli Jucker PCL (For. Reg)		273,600	380,268
BTS Group Holdings PCL		1,448,700	374,403
Bumrungrad Hospital PCL (For. Reg.)		84,900	446,486
C.P. ALL PCL (For. Reg.)		1,202,000	2,194,386
Central Pattana PCL (For. Reg.)		322,400	673,352
Charoen Pokphand Foods PCL (For. Reg.)		796,020	588,466
Delta Electronics PCL (For. Reg.)		121,200	323,246
Electricity Generating PCL (For. Reg.)		29,700	194,570
Energy Absolute PCL		276,400	307,328
Glow Energy PCL (For. Reg.)		114,200	277,980
Home Product Center PCL (For. Reg.)		884,706	263,206
Indorama Ventures PCL (For. Reg.)		331,300	370,860
IRPC PCL (For. Reg.)		2,453,200	405,469
Kasikornbank PCL		54,600	324,878
Kasikornbank PCL (For. Reg.)		382,700	2,277,120
KCE Electronics PCL		62,100	161,425
Krung Thai Bank PCL (For. Reg.)		816,070	443,883
Minor International PCL (For. Reg.)		521,380	661,978
PTT Exploration and Production PCL (For. Reg.)		342,739	906,376
PTT Global Chemical PCL (For. Reg.)		519,739	1,120,649
PTT PCL (For. Reg.)		256,500	2,990,759
Robinsons Department Store PCL (For. Reg.)		109,800	192,203
Siam Cement PCL (For. Reg.)		100,950	1,535,038
Siam Commercial Bank PCL (For. Reg.)		427,900	1,890,262
Thai Oil PCL (For. Reg.)		199,300	513,575
Thai Union Frozen Products PCL (For. Reg.)		428,120	261,170
TMB PCL (For. Reg.)		2,900,700	205,720
True Corp. PCL (For. Reg.) (a)		2,347,819	398,635

TOTAL THAILAND			25,319,497

Turkey - 1.1%
Akbank T.A.S.		519,240	1,543,254
Anadolu Efes Biracilik Ve Malt Sanayii A/S		52,531	308,080
Arcelik A/S		57,511	424,876
Aselsan A/S		46,890	320,563
Bim Birlesik Magazalar A/S JSC		49,933	973,306
Coca-Cola Icecek Sanayi A/S		19,366	233,866
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (a)		461,982	417,436
Eregli Demir ve Celik Fabrikalari T.A.S.		341,518	760,794
Ford Otomotiv Sanayi A/S		18,148	232,049
Haci Omer Sabanci Holding A/S		224,366	689,160
Koc Holding A/S		176,935	823,503
Petkim Petrokimya Holding A/S		147,259	269,048
TAV Havalimanlari Holding A/S		37,360	226,325
Tofas Turk Otomobil Fabrikasi A/S		33,836	297,081
Tupras Turkiye Petrol Rafinelleri A/S		29,324	903,213
Turk Hava Yollari AO (a)		138,901	348,501
Turk Sise ve Cam Fabrikalari A/S		182,865	233,819
Turk Telekomunikasyon A/S (a)		119,919	247,038
Turkcell Iletisim Hizmet A/S		208,982	763,638
Turkiye Garanti Bankasi A/S		561,180	1,680,662
Turkiye Halk Bankasi A/S		149,313	640,213
Turkiye Is Bankasi A/S Series C		397,878	855,822
Turkiye Vakiflar Bankasi TAO		206,187	412,450
Ulker Biskuvi Sanayi A/S		33,339	201,208
Yapi ve Kredi Bankasi A/S (a)		216,509	279,299

TOTAL TURKEY			14,085,204

United Arab Emirates - 0.7%
Abu Dhabi Commercial Bank PJSC		495,823	978,674
Aldar Properties PJSC		744,574	474,348
Damac Properties Dubai Co. PJSC (a)		437,788	476,757
DP World Ltd.		39,419	906,637
Dubai Islamic Bank Pakistan Ltd.		284,501	470,935
Dubai Parks and Resorts PJSC (a)		700,415	147,213
Emaar Malls Group PJSC		507,541	342,686
Emaar Properties PJSC		853,517	1,914,752
Emirates Telecommunications Corp.		424,768	2,168,334
National Bank of Abu Dhabi PJSC (a)		334,414	969,633

TOTAL UNITED ARAB EMIRATES			8,849,969

United States of America - 0.3%
Southern Copper Corp. (b)		20,051	788,806
Yum China Holdings, Inc.		92,582	3,313,510

TOTAL UNITED STATES OF AMERICA			4,102,316

TOTAL COMMON STOCKS
(Cost $940,192,938)			1,141,302,329

Nonconvertible Preferred Stocks - 3.9%
Brazil - 2.7%
Banco Bradesco SA (PN)		737,394	7,139,008
Braskem SA (PN-A)		42,100	503,712
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)		51,900	277,446
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN) (a)		37,900	881,155
Companhia Energetica de Minas Gerais (CEMIG) (PN) (a)		183,495	501,348
Companhia Paranaense de Energia-Copel (PN-B) (a)		22,400	186,119
Gerdau SA (PN)		223,600	764,371
Itau Unibanco Holding SA		779,021	9,323,220
Itausa-Investimentos Itau SA (PN)		956,074	2,836,014
Lojas Americanas SA (PN)		170,884	858,708
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)		941,300	4,011,698
Suzano Papel e Celulose SA		98,100	441,054
Telefonica Brasil SA		109,300	1,637,213
Vale SA (PN-A)		450,400	4,213,179

TOTAL BRAZIL			33,574,245

Chile - 0.1%
Embotelladora Andina SA Class B		64,072	291,868
Sociedad Quimica y Minera de Chile SA (PN-B)		23,451	961,369

TOTAL CHILE			1,253,237

Colombia - 0.2%
Bancolombia SA (PN)		104,115	1,140,123
Grupo Aval Acciones y Valores SA		870,665	384,871
Grupo de Inversiones Suramerica SA		28,973	400,520

TOTAL COLOMBIA			1,925,514

Korea (South) - 0.8%
AMOREPACIFIC Corp.		2,346	371,821
Hyundai Motor Co.		6,466	583,128
Hyundai Motor Co. Series 2		8,328	788,231
LG Chemical Ltd.		2,095	429,313
LG Household & Health Care Ltd.		499	284,268
Samsung Electronics Co. Ltd.		4,268	7,358,916

TOTAL KOREA (SOUTH)			9,815,677

Russia - 0.1%
AK Transneft OAO		108	326,041
Surgutneftegas OJSC		1,753,281	844,254

TOTAL RUSSIA			1,170,295

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $42,319,024)			47,738,968
		Principal Amount(c)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $52,909)	INR	264,162	54,506
		Shares	Value

Money Market Funds - 7.1%
Fidelity Cash Central Fund, 1.11% (d)		40,067,750	40,075,763
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)		48,252,303	48,257,128
TOTAL MONEY MARKET FUNDS
(Cost $88,331,841)			88,332,891
TOTAL INVESTMENT PORTFOLIO - 103.0%
(Cost $1,070,896,712)			1,277,428,694
NET OTHER ASSETS (LIABILITIES) - (3.0)%(f)			(37,538,787)
NET ASSETS - 100%			$1,239,889,907

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
966 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Sept. 2017	$51,415,350	$1,489,831

The face value of futures purchased as a percentage of Net Assets is 4.1%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Amount is stated in United States dollars unless otherwise noted.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $1,874,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$129,670
Fidelity Securities Lending Cash Central Fund	62,145
Total	$191,815

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$124,667,712	$101,303,797	$23,363,915	$--
Consumer Staples	77,778,880	77,731,131	--	47,749
Energy	77,740,504	62,517,676	15,222,828	--
Financials	282,856,425	260,787,198	21,774,908	294,319
Health Care	26,864,917	25,853,478	1,011,439	--
Industrials	66,837,172	66,837,172	--	--
Information Technology	319,380,602	208,311,079	111,069,521	2
Materials	86,328,671	75,571,817	10,689,152	67,702
Real Estate	33,619,701	33,619,701	--	--
Telecommunication Services	62,515,280	35,992,303	26,522,977	--
Utilities	30,451,433	27,243,483	3,207,950	--
Corporate Bonds	54,506	--	54,506	--
Money Market Funds	88,332,891	88,332,891	--	--
Total Investments in Securities:	$1,277,428,694	$1,064,101,726	$212,917,196	$409,772
Derivative Instruments:
Assets
Futures Contracts	$1,489,831	$1,489,831	$--	$--
Total Assets	$1,489,831	$1,489,831	$--	$--
Total Derivative Instruments:	$1,489,831	$1,489,831	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$19,884,671
Level 2 to Level 1	$14,830,755

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $1,080,959,203. Net unrealized appreciation aggregated $196,469,491, of which $256,766,354 related to appreciated investment securities and $60,296,863 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Global ex U.S. Index Fund

July 31, 2017

SGX-QTLY-0917
1.899285.107

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
		Shares	Value
Australia - 4.8%
AGL Energy Ltd.		149,375	$2,879,950
Alumina Ltd.		525,635	798,965
Amcor Ltd.		255,924	3,140,699
AMP Ltd.		656,505	2,830,850
APA Group unit		243,234	1,677,342
Aristocrat Leisure Ltd.		119,276	1,932,271
ASX Ltd.		42,788	1,790,250
Aurizon Holdings Ltd.		455,031	1,827,405
Australia & New Zealand Banking Group Ltd.		646,507	15,324,802
Bank of Queensland Ltd.		86,365	832,559
Bendigo & Adelaide Bank Ltd.		104,867	932,897
BHP Billiton Ltd.		708,753	14,760,787
BlueScope Steel Ltd.		127,004	1,339,130
Boral Ltd.		262,551	1,453,482
Brambles Ltd.		352,587	2,606,323
Caltex Australia Ltd.		57,890	1,442,156
Challenger Ltd.		127,275	1,308,387
Cimic Group Ltd.		20,942	693,934
Coca-Cola Amatil Ltd.		130,304	858,964
Cochlear Ltd.		12,647	1,445,299
Commonwealth Bank of Australia		379,544	25,423,375
Computershare Ltd.		102,986	1,159,210
Crown Ltd.		88,417	899,731
CSL Ltd.		100,513	10,131,710
DEXUS Property Group unit		224,420	1,684,048
Dominos Pizza Enterprises Ltd.		13,334	568,668
Flight Centre Travel Group Ltd. (a)		12,080	420,384
Fortescue Metals Group Ltd.		341,643	1,568,825
Goodman Group unit		394,044	2,509,272
Harvey Norman Holdings Ltd. (a)		122,311	427,599
Healthscope Ltd.		376,209	626,012
Incitec Pivot Ltd.		365,036	934,492
Insurance Australia Group Ltd.		522,729	2,789,282
Lendlease Group unit		121,912	1,643,374
Macquarie Group Ltd.		71,029	4,877,135
Medibank Private Ltd.		611,043	1,329,630
Mirvac Group unit		825,250	1,432,634
National Australia Bank Ltd.		589,045	14,113,518
Newcrest Mining Ltd.		169,977	2,746,828
Orica Ltd.		83,943	1,335,701
Origin Energy Ltd. (b)		383,916	2,125,359
Qantas Airways Ltd.		102,008	434,146
QBE Insurance Group Ltd.		303,613	2,878,251
Ramsay Health Care Ltd.		31,133	1,757,894
realestate.com.au Ltd.		11,284	623,057
Rio Tinto Ltd.		93,513	4,921,776
Santos Ltd. (b)		411,773	1,116,728
Scentre Management Ltd. A/S Trustee South Carolina unit		1,163,175	3,843,130
SEEK Ltd.		71,695	980,788
Sonic Healthcare Ltd.		87,546	1,561,120
South32 Ltd.		1,182,565	2,753,011
SP AusNet		423,258	553,621
Stockland Corp. Ltd. unit		533,730	1,793,333
Suncorp Group Ltd.		285,571	3,264,648
Sydney Airport unit		243,686	1,312,005
Tabcorp Holdings Ltd.		182,603	610,624
Tatts Group Ltd.		314,006	1,004,819
Telstra Corp. Ltd.		919,212	3,015,537
The GPT Group unit		399,695	1,531,631
TPG Telecom Ltd.		85,092	381,893
Transurban Group unit		453,890	4,143,108
Treasury Wine Estates Ltd.		162,721	1,585,553
Vicinity Centers unit		747,298	1,644,056
Wesfarmers Ltd.		249,391	8,126,156
Westfield Corp. unit		432,487	2,657,200
Westpac Banking Corp.		739,430	18,848,187
Woodside Petroleum Ltd.		167,002	3,897,159
Woolworths Ltd.		284,070	6,067,735

TOTAL AUSTRALIA			219,930,405

Austria - 0.2%
Andritz AG		16,382	1,003,976
Erste Group Bank AG		65,756	2,733,420
IMMOFINANZ Immobilien Anlagen AG		81	197
OMV AG		32,380	1,833,010
Raiffeisen International Bank-Holding AG (b)		32,436	956,872
Voestalpine AG		25,489	1,293,252

TOTAL AUSTRIA			7,820,727

Bailiwick of Jersey - 0.8%
Experian PLC		206,010	4,092,646
Glencore Xstrata PLC		2,695,067	11,881,944
Petrofac Ltd.		56,381	332,519
Randgold Resources Ltd.		20,544	1,912,320
Shire PLC		199,327	11,142,861
Wolseley PLC		54,976	3,282,501
WPP PLC		281,908	5,749,171

TOTAL BAILIWICK OF JERSEY			38,393,962

Belgium - 0.8%
Ageas		42,712	1,924,660
Anheuser-Busch InBev SA NV		168,003	20,266,629
Colruyt NV		14,546	815,863
Groupe Bruxelles Lambert SA		17,861	1,832,538
KBC Groep NV		55,129	4,568,320
Proximus		33,167	1,165,918
Solvay SA Class A		16,303	2,341,028
Telenet Group Holding NV (b)		12,085	843,924
UCB SA		27,614	2,012,363
Umicore SA		21,028	1,689,733

TOTAL BELGIUM			37,460,976

Bermuda - 0.5%
Alibaba Health Information Technology Ltd. (a)(b)		692,000	329,574
Alibaba Pictures Group Ltd. (b)		2,850,000	481,641
Beijing Enterprises Water Group Ltd.		1,070,000	889,064
Brilliance China Automotive Holdings Ltd.		668,000	1,691,637
Cheung Kong Infrastructure Holdings Ltd.		142,000	1,324,410
China Gas Holdings Ltd.		374,000	904,978
China Resource Gas Group Ltd.		194,000	735,187
Cosco Shipping Ports Ltd.		345,377	422,723
Credicorp Ltd. (United States)		14,852	2,749,699
GOME Electrical Appliances Holdings Ltd.		2,586,418	311,266
Haier Electronics Group Co. Ltd.		285,000	735,232
Hanergy Thin Film Power Group Ltd. (b)		1,902,000	2
Hongkong Land Holdings Ltd.		257,065	1,933,129
Jardine Matheson Holdings Ltd.		54,422	3,472,668
Jardine Strategic Holdings Ltd.		47,800	1,950,240
Kerry Properties Ltd.		137,000	480,591
Kunlun Energy Co. Ltd.		676,000	674,200
Li & Fung Ltd.		1,276,000	467,220
Nine Dragons Paper (Holdings) Ltd.		344,000	512,644
NWS Holdings Ltd.		339,515	650,272
Shangri-La Asia Ltd.		282,000	458,519
Sihuan Pharmaceutical Holdings Group Ltd.		840,000	353,818
Yue Yuen Industrial (Holdings) Ltd.		158,000	652,366

TOTAL BERMUDA			22,181,080

Brazil - 1.0%
Ambev SA		1,001,630	6,151,078
Banco Bradesco SA		199,476	1,928,649
Banco do Brasil SA		187,100	1,721,991
Banco Santander SA (Brasil) unit		88,700	725,620
BB Seguridade Participacoes SA		152,900	1,345,938
BM&F BOVESPA SA		455,425	2,992,499
BR Malls Participacoes SA		182,130	770,958
Brasil Foods SA		127,300	1,507,180
CCR SA		264,900	1,450,925
Centrais Eletricas Brasileiras SA (Electrobras) (b)		44,300	191,784
Cielo SA		266,614	2,231,509
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		73,700	792,931
Companhia Siderurgica Nacional SA (CSN) (b)		136,900	334,529
Cosan SA Industria e Comercio		36,000	416,759
CPFL Energia SA		60,081	517,509
Drogasil SA		49,900	1,104,142
Duratex SA		69,985	177,748
EDP Energias do Brasil SA (b)		70,280	323,865
Embraer SA		144,100	728,737
ENGIE Brasil Energia SA		35,400	397,326
Equatorial Energia SA		42,000	763,673
Fibria Celulose SA		54,295	575,971
Hypermarcas SA		73,700	661,524
Itausa-Investimentos Itau SA		543	1,562
JBS SA		180,800	446,441
Klabin SA unit		130,400	669,072
Kroton Educacional SA		305,592	1,477,810
Localiza Rent A Car SA		36,918	614,442
Lojas Americanas SA		42,210	174,750
Lojas Renner SA		152,130	1,429,413
M. Dias Branco SA		20,700	336,951
Multiplan Empreendimentos Imobiliarios SA		18,252	420,721
Natura Cosmeticos SA		37,900	304,454
Odontoprev SA		53,500	223,206
Petroleo Brasileiro SA - Petrobras (ON) (b)		632,411	2,798,683
Porto Seguro SA		23,300	235,365
Qualicorp SA		48,900	514,349
Rumo SA (b)		177,600	588,896
Sul America SA unit		44,237	248,965
Terna Participacoes SA unit		40,900	304,551
TIM Participacoes SA		180,103	614,522
Ultrapar Participacoes SA		78,900	1,872,336
Vale SA		274,200	2,752,244
Vale SA sponsored ADR (a)		9,950	99,799
Weg SA		119,220	724,109

TOTAL BRAZIL			44,665,486

British Virgin Islands - 0.0%
First Pacific Co. Ltd.		458,078	343,083
Canada - 6.4%
Agnico Eagle Mines Ltd. (Canada)		49,197	2,296,978
Agrium, Inc.		30,463	3,048,377
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		92,483	4,385,478
AltaGas Ltd.		35,428	824,641
ARC Resources Ltd.		75,255	1,037,605
ATCO Ltd. Class I (non-vtg.)		17,521	652,215
Bank of Montreal		142,290	10,792,013
Bank of Nova Scotia		265,635	16,548,523
Barrick Gold Corp.		257,128	4,347,510
BCE, Inc.		33,581	1,576,226
BlackBerry Ltd. (b)		112,393	1,053,839
Bombardier, Inc. Class B (sub. vtg.) (b)		415,347	836,191
Brookfield Asset Management, Inc. Class A		194,908	7,580,581
CAE, Inc.		57,198	969,395
Cameco Corp.		85,496	875,704
Canadian Imperial Bank of Commerce		94,482	8,201,197
Canadian National Railway Co.		167,514	13,237,200
Canadian Natural Resources Ltd.		244,686	7,483,358
Canadian Pacific Railway Ltd.		32,268	5,051,848
Canadian Tire Ltd. Class A (non-vtg.)		14,897	1,700,415
Canadian Utilities Ltd. Class A (non-vtg.)		28,431	902,358
CCL Industries, Inc. Class B		31,004	1,486,352
Cenovus Energy, Inc.		221,572	1,860,725
CGI Group, Inc. Class A (sub. vtg.) (b)		47,374	2,501,408
CI Financial Corp.		58,424	1,272,746
Constellation Software, Inc.		4,438	2,390,842
Crescent Point Energy Corp.		118,149	928,703
Dollarama, Inc.		24,478	2,392,728
Element Financial Corp.		86,111	652,005
Emera, Inc.		12,870	478,980
Empire Co. Ltd. Class A (non-vtg.)		36,424	591,899
Enbridge, Inc.		358,740	14,870,410
Encana Corp.		211,659	2,130,596
Fairfax Financial Holdings Ltd. (sub. vtg.)		6,113	2,914,971
Finning International, Inc.		36,014	724,757
First Capital Realty, Inc.		34,329	561,710
First Quantum Minerals Ltd.		152,967	1,690,704
Fortis, Inc.		88,964	3,243,877
Franco-Nevada Corp.		39,557	2,865,999
George Weston Ltd.		10,852	947,804
Gildan Activewear, Inc.		50,289	1,515,426
Goldcorp, Inc.		189,706	2,490,866
Great-West Lifeco, Inc.		64,751	1,847,877
H&R REIT/H&R Finance Trust		31,833	538,742
Husky Energy, Inc. (b)		74,619	863,647
Hydro One Ltd.		64,403	1,155,044
IGM Financial, Inc.		21,226	714,372
Imperial Oil Ltd.		64,905	1,862,684
Industrial Alliance Insurance and Financial Services, Inc.		23,280	1,080,020
Intact Financial Corp.		29,048	2,256,506
Inter Pipeline Ltd.		80,959	1,598,725
Jean Coutu Group, Inc. Class A (sub. vtg.)		18,078	301,312
Keyera Corp.		40,754	1,273,532
Kinross Gold Corp. (b)		276,829	1,141,288
Linamar Corp.		10,351	567,302
Loblaw Companies Ltd.		48,274	2,629,079
Magna International, Inc. Class A (sub. vtg.)		83,524	3,983,427
Manulife Financial Corp.		434,851	8,956,867
Methanex Corp.		19,972	885,544
Metro, Inc. Class A (sub. vtg.)		51,020	1,728,153
National Bank of Canada		73,656	3,317,252
Onex Corp. (sub. vtg.)		18,037	1,445,419
Open Text Corp.		58,721	1,964,039
Pembina Pipeline Corp.		87,621	2,986,177
Peyto Exploration & Development Corp.		34,330	610,189
Potash Corp. of Saskatchewan, Inc.		185,477	3,317,535
Power Corp. of Canada (sub. vtg.)		81,638	1,985,373
Power Financial Corp.		55,097	1,492,823
PrairieSky Royalty Ltd.		45,552	1,131,173
Restaurant Brands International, Inc.		49,134	2,927,350
RioCan (REIT)		34,310	662,946
Rogers Communications, Inc. Class B (non-vtg.)		79,909	4,155,204
Royal Bank of Canada		324,454	24,204,906
Saputo, Inc.		56,109	1,901,878
Seven Generations Energy Ltd. (b)		53,739	934,048
Shaw Communications, Inc. Class B		91,525	2,037,886
Shopify, Inc. Class A (b)		17,654	1,626,844
Smart (REIT)		13,980	351,645
SNC-Lavalin Group, Inc.		33,382	1,470,227
Sun Life Financial, Inc.		135,036	5,175,071
Suncor Energy, Inc.		367,176	11,977,580
Teck Resources Ltd. Class B (sub. vtg.)		125,987	2,734,476
TELUS Corp.		42,298	1,527,715
The Toronto-Dominion Bank		409,611	21,115,459
Thomson Reuters Corp.		72,183	3,305,915
Tourmaline Oil Corp. (b)		50,389	1,117,510
TransCanada Corp.		190,791	9,748,054
Trisura Group Ltd. (b)		1,134	23,367
Turquoise Hill Resources Ltd. (b)		218,131	717,335
Valeant Pharmaceuticals International, Inc. (Canada) (b)		71,382	1,174,948
Veresen, Inc.		66,999	978,586
Vermilion Energy, Inc.		25,186	829,466
West Fraser Timber Co. Ltd.		14,550	773,160
Wheaton Precious Metals Corp.		96,549	1,957,697
Yamana Gold, Inc.		206,578	538,503

TOTAL CANADA			297,517,037

Cayman Islands - 3.8%
3SBio, Inc. (b)		214,500	269,127
58.com, Inc. ADR (b)		19,990	1,020,490
AAC Technology Holdings, Inc.		162,000	2,179,828
Alibaba Group Holding Ltd. sponsored ADR (a)(b)		249,520	38,663,124
Anta Sports Products Ltd.		235,000	806,319
ASM Pacific Technology Ltd.		58,700	760,542
Autohome, Inc. ADR Class A (a)(b)		11,588	564,104
Baidu.com, Inc. sponsored ADR (b)		60,319	13,653,206
Chailease Holding Co. Ltd.		227,977	654,931
Cheung Kong Property Holdings Ltd.		585,616	4,742,179
China Conch Venture Holdings Ltd.		372,000	691,535
China Huishan Dairy Holdings Co. Ltd.		894,000	48,072
China Medical System Holdings Ltd.		267,000	456,007
China Mengniu Dairy Co. Ltd.		607,000	1,182,791
China Resources Land Ltd.		606,465	1,948,875
China State Construction International Holdings Ltd.		382,000	617,202
CK Hutchison Holdings Ltd.		587,616	7,741,292
Country Garden Holdings Co. Ltd.		1,173,537	1,640,680
Ctrip.com International Ltd. ADR (b)		82,339	4,918,108
ENN Energy Holdings Ltd.		170,000	1,154,619
Evergrande Real Estate Group Ltd.		913,000	2,542,345
Fullshare Holdings Ltd. (a)		1,465,000	585,190
GCL-Poly Energy Holdings Ltd. (a)(b)		2,819,000	299,556
Geely Automobile Holdings Ltd.		1,165,000	2,693,693
Haitian International Holdings Ltd.		137,000	392,892
Hengan International Group Co. Ltd.		159,500	1,217,058
JD.com, Inc. sponsored ADR (b)		146,992	6,639,629
Kingsoft Corp. Ltd.		174,000	458,903
Longfor Properties Co. Ltd.		327,000	821,393
Melco Crown Entertainment Ltd. sponsored ADR		54,128	1,093,386
MGM China Holdings Ltd.		203,200	400,115
Minth Group Ltd.		150,000	691,350
Momo, Inc. ADR (b)		19,438	853,911
NetEase, Inc. ADR		17,555	5,464,520
New Oriental Education & Technology Group, Inc. sponsored ADR		29,438	2,345,031
Sands China Ltd.		527,200	2,446,740
Semiconductor Manufacturing International Corp. (b)		586,500	642,914
Shenzhou International Group Holdings Ltd.		121,000	809,424
Shimao Property Holdings Ltd.		263,500	525,597
SINA Corp.		12,240	1,160,474
Sino Biopharmaceutical Ltd.		953,000	841,873
SOHO China Ltd.		454,500	247,884
Sunac China Holdings Ltd. (a)		429,000	1,142,418
Sunny Optical Technology Group Co. Ltd.		157,000	1,869,335
TAL Education Group ADR		10,089	1,581,653
Tencent Holdings Ltd.		1,254,600	50,076,082
Tingyi (Cayman Islands) Holding Corp.		418,000	532,481
Vipshop Holdings Ltd. ADR (b)		91,239	1,122,240
Want Want China Holdings Ltd.		1,224,000	827,408
Weibo Corp. sponsored ADR (a)(b)		8,328	640,840
WH Group Ltd.		1,776,500	1,667,146
Wynn Macau Ltd.		334,400	725,244
YY, Inc. ADR (b)		7,374	527,241
Zhen Ding Technology Holding Ltd.		95,230	221,256

TOTAL CAYMAN ISLANDS			177,820,253

Chile - 0.3%
AES Gener SA		658,502	244,687
Aguas Andinas SA		646,953	408,200
Banco de Chile		5,796,823	838,581
Banco de Credito e Inversiones		7,770	468,922
Banco Santander Chile		14,004,170	992,893
Cencosud SA		306,370	872,069
Colbun SA		1,627,652	380,743
Compania Cervecerias Unidas SA		32,666	435,398
Compania de Petroleos de Chile SA (COPEC)		97,289	1,186,711
CorpBanca SA		31,666,508	300,198
Empresa Nacional de Electricidad SA		712,265	554,650
Empresa Nacional de Telecomunicaciones SA (ENTEL)		36,276	413,066
Empresas CMPC SA		290,529	742,206
Enel Chile SA		4,239,074	462,208
Enersis SA		6,478,621	1,308,307
LATAM Airlines Group SA		66,353	779,542
S.A.C.I. Falabella		162,548	1,501,728

TOTAL CHILE			11,890,109

China - 2.3%
Agricultural Bank of China Ltd. (H Shares)		5,742,000	2,683,246
Air China Ltd. (H Shares)		404,000	365,166
Aluminum Corp. of China Ltd. (H Shares) (b)		834,000	523,199
AviChina Industry & Technology Co. Ltd. (H Shares)		427,000	261,859
Bank Communications Co. Ltd. (H Shares)		1,939,200	1,437,493
Bank of China Ltd. (H Shares)		17,512,024	8,631,804
Beijing Capital International Airport Co. Ltd. (H Shares)		322,000	507,067
BYD Co. Ltd. (H Shares)		136,500	851,072
CGN Power Co. Ltd. (H Shares)		2,392,000	655,359
China Cinda Asset Management Co. Ltd. (H Shares)		1,978,000	823,027
China CITIC Bank Corp. Ltd. (H Shares)		1,970,293	1,278,920
China Coal Energy Co. Ltd. (H Shares)		419,000	207,065
China Communications Construction Co. Ltd. (H Shares)		966,000	1,288,693
China Communications Services Corp. Ltd. (H Shares)		504,000	274,236
China Construction Bank Corp. (H Shares)		18,546,649	15,434,170
China Everbright Bank Co. Ltd. (H Shares)		642,000	311,515
China Galaxy Securities Co. Ltd. (H Shares)		733,000	646,588
China Huarong Asset Management Co. Ltd.		1,301,000	533,006
China Life Insurance Co. Ltd. (H Shares)		1,640,000	5,183,147
China Longyuan Power Grid Corp. Ltd. (H Shares)		686,000	502,371
China Merchants Bank Co. Ltd. (H Shares)		855,691	2,815,494
China Minsheng Banking Corp. Ltd. (H Shares)		1,257,360	1,265,280
China National Building Materials Co. Ltd. (H Shares)		626,000	382,294
China Oilfield Services Ltd. (H Shares)		374,000	318,897
China Pacific Insurance (Group) Co. Ltd. (H Shares)		576,600	2,546,820
China Petroleum & Chemical Corp. (H Shares)		5,625,800	4,264,738
China Railway Construction Corp. Ltd. (H Shares)		416,500	550,300
China Railway Group Ltd. (H Shares)		916,000	729,441
China Shenhua Energy Co. Ltd. (H Shares)		751,500	1,872,304
China Southern Airlines Ltd. (H Shares)		422,000	322,005
China Telecom Corp. Ltd. (H Shares)		3,038,000	1,446,889
China Vanke Co. Ltd. (H Shares)		278,500	821,865
Chongqing Changan Automobile Co. Ltd. (B Shares)		193,000	255,989
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		556,000	410,017
CITIC Securities Co. Ltd. (H Shares)		505,500	1,026,429
Conch Cement Co. Ltd. (H Shares)		273,500	1,011,951
CRRC Corp. Ltd. (H Shares)		950,800	849,668
Dongfeng Motor Group Co. Ltd. (H Shares)		578,000	708,181
Fuyao Glass Industries Group Co. Ltd.		110,000	375,314
GF Securities Co. Ltd. (H Shares)		309,200	623,879
Great Wall Motor Co. Ltd. (H Shares)		662,500	849,881
Guangzhou Automobile Group Co. Ltd. (H Shares)		451,376	969,694
Guangzhou R&F Properties Co. Ltd. (H Shares)		218,400	390,340
Haitong Securities Co. Ltd. (H Shares)		720,400	1,149,202
Huaneng Power International, Inc. (H Shares)		912,000	642,863
Huaneng Renewables Corp. Ltd. (H Shares)		1,060,000	322,989
Huatai Securities Co. Ltd. (H Shares)		364,200	732,056
Industrial & Commercial Bank of China Ltd. (H Shares)		16,250,008	11,380,082
Jiangsu Expressway Co. Ltd. (H Shares)		256,000	371,670
Jiangxi Copper Co. Ltd. (H Shares)		270,000	492,933
New China Life Insurance Co. Ltd. (H Shares)		166,600	1,076,070
People's Insurance Co. of China Group (H Shares)		1,502,000	699,964
PetroChina Co. Ltd. (H Shares)		4,592,000	2,954,308
PICC Property & Casualty Co. Ltd. (H Shares)		1,009,334	1,881,485
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		1,148,500	8,520,968
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		400,000	322,630
Shanghai Electric Group Co. Ltd. (H Shares) (b)		568,000	263,973
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)		106,500	389,960
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		185,410	296,656
Shanghai Pharma Holding Co. Ltd. (H Shares)		147,700	391,431
Sinopec Engineering Group Co. Ltd. (H Shares)		269,500	241,870
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)		790,000	449,071
Sinopharm Group Co. Ltd. (H Shares)		264,800	1,110,283
TravelSky Technology Ltd. (H Shares)		205,000	543,286
Tsingtao Brewery Co. Ltd. (H Shares)		76,000	325,959
Weichai Power Co. Ltd. (H Shares)		402,800	388,319
Yanzhou Coal Mining Co. Ltd. (H Shares)		408,000	401,690
Zhejiang Expressway Co. Ltd. (H Shares)		302,000	376,978
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)		117,500	559,610
Zijin Mng Group Co. Ltd. (H Shares)		1,237,000	448,188
ZTE Corp. (H Shares)		151,936	390,986

TOTAL CHINA			104,332,153

Colombia - 0.1%
Bancolombia SA		50,982	522,431
Cementos Argos SA		96,549	384,756
Ecopetrol SA		1,013,802	473,607
Grupo de Inversiones Suramerica SA		49,896	702,122
Interconexion Electrica SA ESP		84,733	388,177
Inversiones Argos SA (b)		62,229	447,628

TOTAL COLOMBIA			2,918,721

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S		38,135	692,143
Komercni Banka A/S		16,418	708,111
MONETA Money Bank A/S		117,420	423,139
Telefonica Czech Rep A/S		13,570	173,372

TOTAL CZECH REPUBLIC			1,996,765

Denmark - 1.2%
A.P. Moller - Maersk A/S:
Series A		845	1,764,718
Series B		1,421	3,103,366
Carlsberg A/S Series B		23,384	2,599,980
Christian Hansen Holding A/S		21,150	1,703,514
Coloplast A/S Series B		25,497	2,190,415
Danske Bank A/S		161,344	6,536,201
DONG Energy A/S		31,418	1,514,825
DSV de Sammensluttede Vognmaend A/S		41,566	2,683,620
Genmab A/S (b)		12,484	2,839,689
H Lundbeck A/S		15,339	921,720
ISS Holdings A/S		35,651	1,462,416
Novo Nordisk A/S Series B		414,983	17,649,000
Novozymes A/S Series B		50,500	2,332,779
Pandora A/S		24,149	2,779,216
TDC A/S		171,296	1,056,583
Tryg A/S		24,771	558,725
Vestas Wind Systems A/S		48,734	4,763,051
William Demant Holding A/S (b)		26,590	707,261

TOTAL DENMARK			57,167,079

Egypt - 0.0%
Commercial International Bank SAE		166,594	768,109
Commercial International Bank SAE sponsored GDR		61,969	286,297
EFG-Hermes Holding SAE		112,139	139,274
Global Telecom Holding (b)		437,779	159,081

TOTAL EGYPT			1,352,761

Finland - 0.7%
Elisa Corp. (A Shares)		31,014	1,276,559
Fortum Corp.		97,970	1,602,801
Kone Oyj (B Shares)		74,450	3,878,773
Metso Corp.		24,197	769,962
Neste Oyj		28,434	1,232,972
Nokia Corp.		1,289,070	8,225,791
Nokian Tyres PLC		24,588	1,003,619
Orion Oyj (B Shares)		22,230	1,124,477
Sampo Oyj (A Shares)		98,257	5,377,318
Stora Enso Oyj (R Shares)		120,138	1,607,079
UPM-Kymmene Corp.		117,870	3,210,689
Wartsila Corp.		32,457	2,157,429

TOTAL FINLAND			31,467,469

France - 6.5%
Accor SA		40,276	1,871,867
Aeroports de Paris		6,464	1,094,631
Air Liquide SA		52,849	6,487,746
Alstom SA		34,198	1,226,046
Arkema SA		15,327	1,745,100
Atos Origin SA		20,718	3,150,361
AXA SA		426,091	12,583,951
BIC SA		6,412	751,993
BNP Paribas SA		247,162	19,185,151
Bollore Group		185,607	861,309
Bouygues SA		46,716	2,004,436
Bureau Veritas SA		58,590	1,334,811
Capgemini SA		35,359	3,850,935
Carrefour SA		129,531	3,113,544
Casino Guichard Perrachon SA		12,039	734,536
CNP Assurances		36,696	886,191
Compagnie de St. Gobain		109,379	6,071,451
Credit Agricole SA		249,581	4,380,733
Danone SA		132,005	9,850,238
Dassault Aviation SA		542	812,515
Dassault Systemes SA		28,591	2,805,497
Edenred SA		48,752	1,281,220
EDF SA		23,260	236,032
EDF SA		98,114	995,615
Eiffage SA		16,123	1,562,222
ENGIE		375,026	6,040,018
Essilor International SA		45,726	5,797,370
Eurazeo SA		9,351	763,257
Eutelsat Communications		37,518	1,016,632
Fonciere des Regions		7,380	713,156
Gecina SA		8,794	1,328,359
Gecina SA rights 8/2/17 (b)		8,794	26,109
Groupe Eurotunnel SA		103,975	1,152,327
Hermes International SCA		8,056	4,081,705
ICADE		7,786	668,883
Iliad SA		5,816	1,443,436
Imerys SA		7,713	668,455
Ingenico SA		12,900	1,353,318
Ipsen SA		8,341	1,068,869
JCDecaux SA		15,934	566,918
Kering SA		16,622	5,814,590
Klepierre SA		48,892	1,989,568
L'Oreal SA		32,412	6,718,469
L'Oreal SA		23,031	4,773,944
Lagardere S.C.A. (Reg.)		25,713	844,684
Legrand SA		58,194	4,023,179
LVMH Moet Hennessy - Louis Vuitton SA		61,163	15,363,448
Michelin CGDE Series B		39,730	5,380,877
Natixis SA		201,596	1,466,023
Orange SA		437,764	7,366,200
Pernod Ricard SA		46,832	6,500,307
Peugeot Citroen SA		105,855	2,278,783
Publicis Groupe SA		44,783	3,388,132
Remy Cointreau SA (a)		4,923	566,875
Renault SA		41,768	3,765,728
Rexel SA		67,024	1,062,006
Safran SA		68,675	6,498,106
Sanofi SA		255,751	24,370,261
Schneider Electric SA		123,779	9,714,567
SCOR SE		37,719	1,590,272
SEB SA		4,861	865,182
Societe Generale Series A		168,846	9,900,238
Sodexo SA		12,350	1,459,508
Sodexo SA		1,778	210,122
Sodexo SA		6,008	710,018
Suez Environnement SA		80,671	1,459,214
Thales SA		23,199	2,570,260
Total SA		512,777	26,076,607
Unibail-Rodamco		21,708	5,431,258
Valeo SA		51,933	3,598,939
Veolia Environnement SA		105,037	2,369,352
VINCI SA		110,129	9,861,648
Vivendi SA		226,352	5,231,866
Wendel SA		5,982	900,766
Zodiac Aerospace		45,794	1,309,194

TOTAL FRANCE			300,997,134

Germany - 6.0%
adidas AG		41,480	9,477,077
Allianz SE		100,681	21,460,959
Axel Springer Verlag AG		11,052	703,100
BASF AG		202,737	19,341,605
Bayer AG		182,307	23,124,580
Bayerische Motoren Werke AG (BMW)		71,796	6,604,736
Beiersdorf AG		22,671	2,487,876
Brenntag AG		33,855	1,921,518
Commerzbank AG (b)		232,227	3,046,006
Continental AG		24,144	5,444,808
Covestro AG		24,570	1,908,621
Daimler AG (Germany)		212,175	14,892,033
Deutsche Bank AG		455,897	8,143,935
Deutsche Borse AG		42,507	4,448,772
Deutsche Lufthansa AG		49,501	1,065,042
Deutsche Post AG		218,736	8,493,221
Deutsche Telekom AG		721,203	13,175,471
Deutsche Wohnen AG (Bearer)		78,385	3,107,146
E.ON AG		485,221	4,800,169
Evonik Industries AG		36,069	1,229,716
Fraport AG Frankfurt Airport Services Worldwide		9,029	904,463
Fresenius Medical Care AG & Co. KGaA		46,089	4,346,215
Fresenius Medical Care AG & Co. KGaA sponsored ADR (a)		1,480	69,678
Fresenius SE & Co. KGaA		91,106	7,703,817
GEA Group AG		40,470	1,645,414
Hannover Reuck SE		13,438	1,697,373
HeidelbergCement Finance AG		32,984	3,272,874
Henkel AG & Co. KGaA		23,560	2,967,531
Hochtief AG		4,531	809,933
Hugo Boss AG		14,177	1,069,564
Infineon Technologies AG		250,981	5,450,371
Innogy SE		31,016	1,302,894
K&S AG (a)		42,479	1,106,055
Lanxess AG		20,222	1,561,289
Linde AG		40,981	7,817,564
MAN SE		7,818	866,448
Merck KGaA		28,136	3,092,592
Metro Wholesale & Food Specialist AG (b)		38,928	786,406
Muenchener Rueckversicherungs AG		35,520	7,629,674
OSRAM Licht AG		18,925	1,579,665
ProSiebenSat.1 Media AG		51,972	2,076,491
RWE AG (b)		114,395	2,412,522
SAP AG		216,869	22,963,223
Schaeffler AG		35,884	500,833
Siemens AG		168,316	22,840,759
Symrise AG		27,443	1,924,206
Telefonica Deutschland Holding AG		161,354	834,144
Thyssenkrupp AG		80,426	2,388,300
TUI AG		88,188	1,385,791
TUI AG		21,520	339,587
United Internet AG		27,269	1,662,151
Volkswagen AG		7,562	1,189,092
Vonovia SE		104,473	4,236,492
Zalando SE (b)		24,494	1,096,484

TOTAL GERMANY			276,406,286

Greece - 0.1%
Alpha Bank AE (b)		302,651	727,305
EFG Eurobank Ergasias SA (b)		408,508	447,322
Ff Group (b)		7,090	169,961
Greek Organization of Football Prognostics SA		48,784	561,335
Hellenic Telecommunications Organization SA		53,056	677,067
Jumbo SA		22,642	379,271
National Bank of Greece SA (b)		1,209,121	488,799
Piraeus Bank SA (b)		1,431,935	393,269
Titan Cement Co. SA (Reg.)		10,107	282,007

TOTAL GREECE			4,126,336

Hong Kong - 2.5%
AIA Group Ltd.		2,658,000	20,945,345
Bank of East Asia Ltd.		259,066	1,109,458
Beijing Enterprises Holdings Ltd.		106,000	563,195
BOC Hong Kong (Holdings) Ltd.		806,500	3,970,134
China Everbright International Ltd.		539,000	703,872
China Everbright Ltd.		218,000	496,799
China Jinmao Holdings Group Ltd.		844,000	392,242
China Merchants Holdings International Co. Ltd.		299,502	941,360
China Mobile Ltd.		1,356,000	14,494,486
China Overseas Land and Investment Ltd.		838,000	2,843,115
China Power International Development Ltd.		728,000	249,787
China Resources Beer Holdings Co. Ltd.		364,989	922,426
China Resources Power Holdings Co. Ltd.		425,780	812,224
China Taiping Insurance Group Ltd.		362,265	1,089,930
China Unicom Ltd. (b)		1,304,000	1,889,915
CITIC Pacific Ltd.		1,116,000	1,697,404
CLP Holdings Ltd.		358,000	3,815,678
CNOOC Ltd.		3,955,000	4,426,691
CSPC Pharmaceutical Group Ltd.		936,000	1,459,579
Far East Horizon Ltd.		436,000	371,762
Fosun International Ltd.		581,500	881,467
Galaxy Entertainment Group Ltd.		519,000	3,212,686
Guangdong Investment Ltd.		604,000	850,617
Hang Lung Group Ltd.		190,000	722,461
Hang Lung Properties Ltd.		484,000	1,205,848
Hang Seng Bank Ltd.		166,900	3,632,534
Henderson Land Development Co. Ltd.		263,113	1,522,598
HK Electric Investments & HK Electric Investments Ltd. unit		577,500	547,866
Hong Kong & China Gas Co. Ltd.		1,829,054	3,461,031
Hong Kong Exchanges and Clearing Ltd.		256,022	7,302,927
Hysan Development Co. Ltd.		134,434	650,587
Lenovo Group Ltd.		1,630,000	1,010,037
Link (REIT)		491,230	3,993,586
MTR Corp. Ltd.		325,270	1,880,210
New World Development Co. Ltd.		1,270,246	1,717,340
PCCW Ltd.		916,627	516,357
Power Assets Holdings Ltd.		304,000	3,012,444
Shanghai Industrial Holdings Ltd.		110,000	318,277
Sino Land Ltd.		687,749	1,135,858
Sino-Ocean Group Holding Ltd.		663,913	371,447
SJM Holdings Ltd.		429,000	429,505
Sun Art Retail Group Ltd.		514,500	419,594
Sun Hung Kai Properties Ltd.		314,583	4,873,322
Swire Pacific Ltd. (A Shares)		120,500	1,201,791
Swire Properties Ltd.		249,400	862,114
Techtronic Industries Co. Ltd.		303,500	1,350,262
Wharf Holdings Ltd.		297,000	2,526,713
Wheelock and Co. Ltd.		174,000	1,312,106

TOTAL HONG KONG			114,116,987

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		9,617	832,349
OTP Bank PLC		52,306	1,946,864
Richter Gedeon PLC		31,172	797,970

TOTAL HUNGARY			3,577,183

India - 2.1%
ABB Ltd. India		4	89
ACC Ltd.		10,680	288,417
Adani Ports & Special Economic Zone Ltd.		176,633	1,089,576
Aditya Birla Capital Ltd. (b)		101,809	269,388
Ambuja Cements Ltd.		132,420	542,947
Apollo Hospitals Enterprise Ltd.		18,769	368,186
Ashok Leyland Ltd.		245,154	418,267
Asian Paints Ltd.		62,561	1,132,395
Aurobindo Pharma Ltd.		57,028	638,522
Axis Bank Ltd.		371,110	3,005,656
Bajaj Auto Ltd.		17,879	782,394
Bajaj Finance Ltd.		35,762	948,991
Bajaj Finserv Ltd.		8,511	661,976
Bharat Forge Ltd.		22,297	399,074
Bharat Heavy Electricals Ltd.		121,107	273,802
Bharat Petroleum Corp. Ltd.		161,115	1,182,757
Bharti Airtel Ltd.		265,212	1,731,234
Bharti Infratel Ltd.		124,290	777,345
Bosch Ltd.		1,591	599,367
Cadila Healthcare Ltd.		43,331	367,044
Cipla Ltd.		74,724	652,118
Coal India Ltd.		147,580	572,798
Container Corp. of India Ltd.		8,222	146,537
Dabur India Ltd.		112,713	544,422
Dr. Reddy's Laboratories Ltd.		25,509	946,437
Eicher Motors Ltd.		2,992	1,402,352
GAIL India Ltd.		113,060	663,686
Glenmark Pharmaceuticals Ltd.		29,013	315,106
Godrej Consumer Products Ltd.		51,634	834,487
Grasim Industries Ltd.		72,721	1,212,678
Havells India Ltd.		57,772	425,594
HCL Technologies Ltd.		124,146	1,727,173
Hero Motocorp Ltd.		10,690	608,912
Hindalco Industries Ltd.		261,032	893,357
Hindustan Petroleum Corp. Ltd.		133,420	796,612
Hindustan Unilever Ltd.		142,461	2,565,430
Housing Development Finance Corp. Ltd.		332,182	9,260,777
ICICI Bank Ltd.		524,585	2,467,402
Idea Cellular Ltd. (b)		319,015	459,535
IDFC Bank Ltd.		301,509	279,288
Indiabulls Housing Finance Ltd.		70,116	1,283,949
Indiabulls Wholesale Services Ltd. (b)		510	282
Indian Oil Corp. Ltd.		129,205	740,141
Infosys Ltd.		405,865	6,376,229
ITC Ltd.		750,754	3,336,749
JSW Steel Ltd.		182,930	630,621
Larsen & Toubro Ltd.		105,099	1,955,172
LIC Housing Finance Ltd.		66,773	718,346
Lupin Ltd.		49,264	792,154
Mahindra & Mahindra Financial Services Ltd.		60,883	380,400
Mahindra & Mahindra Ltd.		81,870	1,790,093
Marico Ltd.		94,959	495,213
Maruti Suzuki India Ltd.		23,222	2,804,170
Motherson Sumi Systems Ltd. (b)		136,234	689,873
Nestle India Ltd.		4,958	522,772
NTPC Ltd.		352,674	902,292
Oil & Natural Gas Corp. Ltd.		274,078	723,416
Piramal Enterprises Ltd.		16,701	768,303
Power Finance Corp. Ltd.		128,910	249,866
Reliance Industries Ltd.		286,180	7,202,212
Rural Electrification Corp. Ltd.		153,170	417,769
Shree Cement Ltd.		1,776	514,749
Shriram Transport Finance Co. Ltd.		32,363	512,826
Siemens India Ltd.		14,842	336,512
State Bank of India		380,685	1,853,600
Sun Pharmaceutical Industries Ltd.		209,848	1,738,325
Tata Consultancy Services Ltd.		104,381	4,052,611
Tata Motors Ltd.		354,151	2,453,343
Tata Motors Ltd. Class A		78,875	320,145
Tata Power Co. Ltd.		245,593	313,784
Tata Steel Ltd.		64,962	574,010
Tech Mahindra Ltd.		99,227	596,552
Titan Co. Ltd.		65,491	555,367
Ultratech Cemco Ltd.		19,609	1,239,510
United Spirits Ltd. (b)		13,603	537,444
UPL Ltd.		79,311	1,083,946
Vedanta Ltd.		329,733	1,437,765
Wipro Ltd.		269,350	1,210,564
Yes Bank Ltd.		74,461	2,099,364
Zee Entertainment Enterprises Ltd.		127,576	1,076,882

TOTAL INDIA			97,539,449

Indonesia - 0.6%
PT Adaro Energy Tbk		3,146,400	421,519
PT AKR Corporindo Tbk		391,200	202,588
PT Astra International Tbk		4,397,800	2,632,277
PT Bank Central Asia Tbk		2,670,400	3,747,860
PT Bank Danamon Indonesia Tbk Series A		733,813	313,925
PT Bank Mandiri (Persero) Tbk		2,034,200	2,083,971
PT Bank Negara Indonesia (Persero) Tbk		1,618,989	905,244
PT Bank Rakyat Indonesia Tbk		2,405,800	2,667,795
PT Bumi Serpong Damai Tbk		1,715,600	230,481
PT Charoen Pokphand Indonesia Tbk		1,589,600	318,540
PT Gudang Garam Tbk		105,000	599,707
PT Hanjaya Mandala Sampoerna Tbk		2,027,400	540,173
PT Indocement Tunggal Prakarsa Tbk		312,900	410,969
PT Indofood CBP Sukses Makmur Tbk		486,900	305,135
PT Indofood Sukses Makmur Tbk		935,400	587,960
PT Jasa Marga Tbk		477,453	209,629
PT Kalbe Farma Tbk		4,564,500	594,372
PT Lippo Karawaci Tbk		3,979,800	213,566
PT Matahari Department Store Tbk		542,700	516,266
PT Media Nusantara Citra Tbk		1,117,100	150,914
PT Pakuwon Jati Tbk		5,371,500	286,233
PT Perusahaan Gas Negara Tbk Series B		2,375,200	401,096
PT Semen Gresik (Persero) Tbk		640,200	478,084
PT Summarecon Agung Tbk		2,225,600	163,696
PT Surya Citra Media Tbk		1,252,700	221,883
PT Telkomunikasi Indonesia Tbk Series B		10,900,900	3,831,328
PT Tower Bersama Infrastructure Tbk		518,900	262,877
PT Unilever Indonesia Tbk		337,100	1,238,445
PT United Tractors Tbk		365,412	825,495
PT Waskita Karya Persero Tbk		1,085,600	194,730
PT XL Axiata Tbk (b)		840,625	211,986

TOTAL INDONESIA			25,768,744

Ireland - 0.4%
Bank Ireland Group PLC (b)		196,414	1,639,230
CRH PLC		183,636	6,445,783
DCC PLC (United Kingdom)		19,467	1,711,889
James Hardie Industries PLC CDI		96,882	1,485,007
Kerry Group PLC Class A		34,483	3,116,681
Paddy Power Betfair PLC (Ireland)		17,474	1,750,839
Ryanair Holdings PLC (b)		4,983	104,794
Ryanair Holdings PLC sponsored ADR (b)		6,116	693,126

TOTAL IRELAND			16,947,349

Isle of Man - 0.0%
Genting Singapore PLC		1,346,800	1,157,822
NEPI Rockcastle PLC (b)		52,797	703,292

TOTAL ISLE OF MAN			1,861,114

Israel - 0.4%
Azrieli Group		9,206	502,792
Bank Hapoalim BM (Reg.)		234,698	1,625,834
Bank Leumi le-Israel BM		318,778	1,531,567
Bezeq The Israel Telecommunication Corp. Ltd.		448,295	665,283
Check Point Software Technologies Ltd. (a)(b)		28,982	3,065,716
Elbit Systems Ltd. (Israel)		4,935	623,864
Frutarom Industries Ltd.		8,304	588,071
Israel Chemicals Ltd.		110,079	525,783
Mizrahi Tefahot Bank Ltd.		30,034	542,699
NICE Systems Ltd.		13,260	985,215
Taro Pharmaceutical Industries Ltd. (a)(b)		3,253	371,915
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)		200,914	6,463,403

TOTAL ISRAEL			17,492,142

Italy - 1.3%
Assicurazioni Generali SpA		274,680	4,984,798
Atlantia SpA		99,890	3,037,837
Enel SpA		1,788,861	10,204,200
Eni SpA		558,864	8,848,571
Intesa Sanpaolo SpA		2,753,001	9,477,008
Intesa Sanpaolo SpA (Risparmio Shares)		246,718	788,575
Leonardo SpA		89,568	1,561,831
Luxottica Group SpA		37,037	2,142,676
Mediobanca SpA		121,925	1,272,311
Poste Italiane SpA		111,344	819,852
Prysmian SpA		45,322	1,451,292
Recordati SpA		23,173	990,302
Saipem SpA (b)		130,367	533,976
Snam Rete Gas SpA		533,045	2,521,551
Telecom Italia SpA (b)		2,545,954	2,619,305
Terna SpA		322,666	1,843,397
UniCredit SpA (b)		441,099	8,688,959
Unipolsai SpA		244,816	567,164

TOTAL ITALY			62,353,605

Japan - 15.7%
ABC-MART, Inc.		7,200	410,794
ACOM Co. Ltd. (b)		85,600	364,933
AEON Co. Ltd.		142,100	2,142,875
AEON Financial Service Co. Ltd.		24,300	529,224
AEON MALL Co. Ltd.		24,520	467,291
Air Water, Inc.		32,500	631,752
Aisin Seiki Co. Ltd.		41,900	2,185,360
Ajinomoto Co., Inc.		118,100	2,377,105
Alfresa Holdings Corp.		40,900	753,856
All Nippon Airways Ltd.		250,000	858,316
Alps Electric Co. Ltd.		43,700	1,193,133
Amada Holdings Co. Ltd.		73,600	841,849
Aozora Bank Ltd.		253,000	973,033
Asahi Glass Co. Ltd.		44,400	1,872,738
Asahi Group Holdings		85,500	3,489,179
Asahi Kasei Corp.		279,000	3,200,104
Asics Corp.		34,700	631,710
Astellas Pharma, Inc.		474,000	6,036,642
Bandai Namco Holdings, Inc.		44,100	1,534,070
Bank of Kyoto Ltd.		66,000	633,389
Benesse Holdings, Inc.		15,900	609,347
Bridgestone Corp.		142,600	6,023,749
Brother Industries Ltd.		50,900	1,301,991
Calbee, Inc.		17,600	730,373
Canon, Inc.		231,500	8,054,079
Canon, Inc. sponsored ADR		4,174	145,798
Casio Computer Co. Ltd.		49,700	815,072
Central Japan Railway Co.		31,800	5,119,960
Chiba Bank Ltd.		151,000	1,084,784
Chubu Electric Power Co., Inc.		141,400	1,858,484
Chugai Pharmaceutical Co. Ltd.		49,300	1,983,269
Chugoku Electric Power Co., Inc.		63,800	699,662
Coca-Cola West Co. Ltd.		27,000	815,547
Concordia Financial Group Ltd.		270,400	1,365,674
Credit Saison Co. Ltd.		34,900	672,390
CYBERDYNE, Inc. (a)(b)		23,800	324,040
Dai Nippon Printing Co. Ltd.		116,000	1,280,530
Dai-ichi Mutual Life Insurance Co.		237,200	4,111,653
Daicel Chemical Industries Ltd.		60,400	788,386
Daiichi Sankyo Kabushiki Kaisha		131,000	2,861,336
Daikin Industries Ltd.		54,800	5,815,774
Dainippon Sumitomo Pharma Co. Ltd.		34,700	487,238
Daito Trust Construction Co. Ltd.		15,400	2,603,801
Daiwa House Industry Co. Ltd.		124,400	4,343,196
Daiwa House REIT Investment Corp.		321	795,476
Daiwa Securities Group, Inc.		362,000	2,088,695
DeNA Co. Ltd.		22,600	497,120
DENSO Corp.		103,200	4,966,930
Dentsu, Inc.		48,100	2,251,313
Disco Corp.		6,400	1,136,088
Don Quijote Holdings Co. Ltd.		25,300	921,398
East Japan Railway Co.		72,900	6,843,984
Eisai Co. Ltd.		58,700	3,151,574
Electric Power Development Co. Ltd.		31,600	800,570
FamilyMart Co. Ltd.		18,100	1,014,631
Fanuc Corp.		42,700	8,730,222
Fast Retailing Co. Ltd.		11,700	3,514,935
Fuji Electric Co. Ltd.		120,000	661,799
Fujifilm Holdings Corp.		95,100	3,496,216
Fujitsu Ltd.		433,000	3,235,177
Fukuoka Financial Group, Inc.		167,000	771,037
Hakuhodo DY Holdings, Inc.		52,000	730,627
Hamamatsu Photonics K.K.		31,300	996,535
Hankyu Hanshin Holdings, Inc.		53,000	1,891,741
Hikari Tsushin, Inc.		4,700	513,719
Hino Motors Ltd.		55,500	654,955
Hirose Electric Co. Ltd.		7,325	999,302
Hiroshima Bank Ltd.		108,000	462,388
Hisamitsu Pharmaceutical Co., Inc.		13,400	629,616
Hitachi Chemical Co. Ltd.		22,700	647,571
Hitachi Construction Machinery Co. Ltd.		23,300	668,915
Hitachi High-Technologies Corp.		14,800	546,383
Hitachi Ltd.		1,066,000	7,344,856
Hitachi Metals Ltd.		46,400	647,315
Honda Motor Co. Ltd.		378,500	10,594,914
Hoshizaki Corp.		12,000	1,162,502
Hoya Corp.		85,800	4,845,488
Hulic Co. Ltd.		64,600	682,652
Idemitsu Kosan Co. Ltd.		28,000	679,904
IHI Corp. (b)		342,000	1,129,194
Iida Group Holdings Co. Ltd.		32,000	547,145
INPEX Corp.		207,400	2,018,597
Isetan Mitsukoshi Holdings Ltd.		70,600	689,062
Isuzu Motors Ltd.		129,200	1,776,654
Itochu Corp.		329,700	5,175,254
J. Front Retailing Co. Ltd.		52,300	749,074
Japan Airlines Co. Ltd.		25,700	831,762
Japan Airport Terminal Co. Ltd.		10,000	370,992
Japan Exchange Group, Inc.		114,500	2,057,458
Japan Post Bank Co. Ltd.		86,000	1,106,154
Japan Post Holdings Co. Ltd.		96,100	1,212,528
Japan Prime Realty Investment Corp.		177	665,486
Japan Real Estate Investment Corp.		280	1,470,543
Japan Retail Fund Investment Corp.		571	1,090,776
Japan Tobacco, Inc.		242,900	8,447,355
JFE Holdings, Inc.		113,800	2,201,265
JGC Corp.		44,800	718,864
JSR Corp.		41,800	738,595
JTEKT Corp.		48,200	688,603
JX Holdings, Inc.		677,210	3,011,187
Kajima Corp.		197,000	1,719,026
Kakaku.com, Inc.		30,800	434,991
Kamigumi Co. Ltd.		53,000	568,243
Kaneka Corp.		61,000	490,235
Kansai Electric Power Co., Inc.		155,000	2,082,226
Kansai Paint Co. Ltd.		47,200	1,083,616
Kao Corp.		109,300	6,656,449
Kawasaki Heavy Industries Ltd.		334,000	1,066,425
KDDI Corp.		404,000	10,704,779
Keihan Electric Railway Co., Ltd.		111,000	718,890
Keihin Electric Express Railway Co. Ltd.		105,000	1,220,055
Keio Corp.		127,000	1,064,429
Keisei Electric Railway Co.		29,400	805,370
Keyence Corp.		21,440	9,922,162
Kikkoman Corp.		33,000	1,011,747
Kintetsu Group Holdings Co. Ltd.		408,000	1,565,459
Kirin Holdings Co. Ltd.		191,900	4,230,695
Kobe Steel Ltd. (b)		67,000	839,893
Koito Manufacturing Co. Ltd.		24,600	1,441,480
Komatsu Ltd.		203,400	5,454,690
Konami Holdings Corp.		20,100	1,048,347
Konica Minolta, Inc.		106,100	879,635
Kose Corp.		6,600	735,163
Kubota Corp.		232,800	4,053,332
Kuraray Co. Ltd.		77,800	1,517,257
Kurita Water Industries Ltd.		22,000	626,604
Kyocera Corp.		71,100	4,328,751
Kyowa Hakko Kirin Co., Ltd.		57,500	1,044,174
Kyushu Electric Power Co., Inc.		95,200	1,127,772
Kyushu Financial Group, Inc.		74,700	469,564
Kyushu Railway Co.		35,600	1,173,804
Lawson, Inc.		13,600	926,446
LINE Corp. (a)		9,300	341,901
Lion Corp.		51,000	1,091,750
LIXIL Group Corp.		58,500	1,506,476
M3, Inc.		46,100	1,244,025
Mabuchi Motor Co. Ltd.		10,500	554,311
Makita Corp.		49,200	1,925,693
Marubeni Corp.		359,800	2,386,700
Marui Group Co. Ltd.		45,400	618,539
Maruichi Steel Tube Ltd.		12,200	376,806
Mazda Motor Corp.		123,900	1,862,564
McDonald's Holdings Co. (Japan) Ltd.		14,900	606,164
Mebuki Financial Group, Inc.		217,110	836,970
Medipal Holdings Corp.		37,500	687,446
Meiji Holdings Co. Ltd.		26,800	2,136,804
Minebea Mitsumi, Inc.		84,300	1,393,976
Miraca Holdings, Inc.		12,500	571,454
Misumi Group, Inc.		60,700	1,506,419
Mitsubishi Chemical Holdings Corp.		314,700	2,651,878
Mitsubishi Corp.		332,800	7,234,389
Mitsubishi Electric Corp.		425,300	6,598,718
Mitsubishi Estate Co. Ltd.		274,800	5,000,216
Mitsubishi Gas Chemical Co., Inc.		39,100	906,877
Mitsubishi Heavy Industries Ltd.		709,000	2,825,196
Mitsubishi Materials Corp.		24,100	811,021
Mitsubishi Motors Corp. of Japan		149,200	1,079,973
Mitsubishi Tanabe Pharma Corp.		48,100	1,147,035
Mitsubishi UFJ Financial Group, Inc.		2,767,100	17,554,794
Mitsubishi UFJ Lease & Finance Co. Ltd.		95,500	509,356
Mitsui & Co. Ltd.		376,000	5,473,990
Mitsui Chemicals, Inc.		199,000	1,137,194
Mitsui Fudosan Co. Ltd.		196,200	4,510,580
Mitsui OSK Lines Ltd.		247,000	770,720
mixi, Inc.		9,800	539,580
Mizuho Financial Group, Inc.		5,294,960	9,416,429
MS&AD Insurance Group Holdings, Inc.		109,890	3,859,532
Murata Manufacturing Co. Ltd.		42,200	6,576,226
Nabtesco Corp.		24,100	783,695
Nagoya Railroad Co. Ltd.		203,000	931,725
NEC Corp.		568,000	1,545,648
New Hampshire Foods Ltd.		39,000	1,155,018
Nexon Co. Ltd.		43,200	899,306
NGK Insulators Ltd.		58,300	1,175,043
NGK Spark Plug Co. Ltd.		37,900	768,692
Nidec Corp.		52,500	5,790,739
Nikon Corp.		76,000	1,340,832
Nintendo Co. Ltd.		25,000	8,490,366
Nippon Building Fund, Inc.		302	1,629,915
Nippon Electric Glass Co. Ltd.		18,400	652,583
Nippon Express Co. Ltd.		186,000	1,189,442
Nippon Paint Holdings Co. Ltd.		35,000	1,350,855
Nippon Prologis REIT, Inc.		365	769,763
Nippon Steel & Sumitomo Metal Corp.		175,617	4,320,135
Nippon Telegraph & Telephone Corp.		152,200	7,448,395
Nippon Yusen KK (b)		348,000	666,044
Nissan Chemical Industries Co. Ltd.		26,700	890,040
Nissan Motor Co. Ltd.		512,900	5,092,719
Nisshin Seifun Group, Inc.		44,445	730,503
Nissin Food Holdings Co. Ltd.		12,500	785,750
Nitori Holdings Co. Ltd.		17,500	2,469,953
Nitto Denko Corp.		36,400	3,254,852
NKSJ Holdings, Inc.		77,900	3,061,026
NOK Corp.		20,600	472,747
Nomura Holdings, Inc.		796,800	4,733,966
Nomura Real Estate Holdings, Inc.		26,800	531,892
Nomura Real Estate Master Fund, Inc.		847	1,200,835
Nomura Research Institute Ltd.		29,040	1,087,897
NSK Ltd.		96,600	1,251,257
NTT Data Corp.		138,000	1,505,864
NTT DOCOMO, Inc.		294,500	6,838,878
NTT DOCOMO, Inc. sponsored ADR (a)		10,464	243,183
Obayashi Corp.		141,500	1,704,495
OBIC Co. Ltd.		14,100	881,210
Odakyu Electric Railway Co. Ltd.		64,400	1,276,375
Oji Holdings Corp.		193,000	990,866
Olympus Corp.		63,300	2,302,445
OMRON Corp.		41,900	2,094,145
Ono Pharmaceutical Co. Ltd.		90,200	1,976,717
Oracle Corp. Japan		8,300	557,876
Oriental Land Co. Ltd.		48,100	3,487,790
ORIX Corp.		290,900	4,621,628
Osaka Gas Co. Ltd.		407,000	1,629,920
Otsuka Corp.		11,300	741,068
Otsuka Holdings Co. Ltd.		86,000	3,791,192
Panasonic Corp.		485,800	6,691,064
Park24 Co. Ltd.		24,400	617,497
Pola Orbis Holdings, Inc.		20,000	556,034
Rakuten, Inc.		203,200	2,484,590
Recruit Holdings Co. Ltd.		242,900	4,206,051
Resona Holdings, Inc.		479,600	2,472,717
Ricoh Co. Ltd.		157,000	1,476,793
Rinnai Corp.		7,400	691,369
ROHM Co. Ltd.		20,900	1,620,890
Ryohin Keikaku Co. Ltd.		5,200	1,330,128
Sankyo Co. Ltd. (Gunma)		10,200	334,927
Santen Pharmaceutical Co. Ltd.		82,000	1,158,093
SBI Holdings, Inc. Japan		46,080	659,987
Secom Co. Ltd.		46,300	3,476,122
Sega Sammy Holdings, Inc.		40,300	543,572
Seibu Holdings, Inc.		40,500	707,542
Seiko Epson Corp. (a)		61,800	1,631,818
Sekisui Chemical Co. Ltd.		88,800	1,636,733
Sekisui House Ltd.		131,300	2,276,565
Seven & i Holdings Co. Ltd.		166,100	6,694,608
Seven Bank Ltd.		128,500	509,361
Sharp Corp. (a)(b)		324,000	1,140,542
Shimadzu Corp.		56,200	1,107,228
Shimamura Co. Ltd.		4,900	609,805
SHIMANO, Inc.		16,100	2,362,901
SHIMIZU Corp.		120,000	1,269,173
Shin-Etsu Chemical Co. Ltd.		85,700	7,859,105
Shinsei Bank Ltd.		384,000	633,934
Shionogi & Co. Ltd.		64,900	3,470,909
Shiseido Co. Ltd.		84,300	2,982,176
Shizuoka Bank Ltd.		118,000	1,054,288
Showa Shell Sekiyu K.K.		40,800	444,472
SMC Corp.		12,600	4,012,753
SoftBank Corp.		181,900	14,660,696
Sohgo Security Services Co., Ltd.		15,500	657,286
Sony Corp.		278,300	11,433,764
Sony Financial Holdings, Inc.		37,600	651,763
Stanley Electric Co. Ltd.		32,000	1,059,458
Start Today Co. Ltd.		42,500	1,200,848
Subaru Corp.		135,400	4,905,325
Sumitomo Chemical Co. Ltd.		342,000	2,010,214
Sumitomo Corp.		262,500	3,551,352
Sumitomo Electric Industries Ltd.		163,600	2,652,592
Sumitomo Heavy Industries Ltd.		128,000	935,807
Sumitomo Metal Mining Co. Ltd.		109,000	1,649,658
Sumitomo Mitsui Financial Group, Inc.		295,100	11,386,672
Sumitomo Mitsui Trust Holdings, Inc.		72,025	2,648,550
Sumitomo Realty & Development Co. Ltd.		78,000	2,365,223
Sumitomo Rubber Industries Ltd.		40,000	695,179
Sundrug Co. Ltd.		16,200	603,946
Suntory Beverage & Food Ltd.		30,300	1,486,897
Suzuken Co. Ltd.		17,010	568,569
Suzuki Motor Corp.		75,700	3,591,192
Sysmex Corp.		34,200	1,960,579
T&D Holdings, Inc.		126,400	1,871,149
Taiheiyo Cement Corp.		261,000	982,494
Taisei Corp.		227,000	2,174,357
Taisho Pharmaceutical Holdings Co. Ltd.		7,700	577,614
Taiyo Nippon Sanso Corp.		28,500	330,382
Takashimaya Co. Ltd.		64,000	586,330
Takeda Pharmaceutical Co. Ltd.		156,500	8,278,906
TDK Corp.		28,600	2,062,406
Teijin Ltd.		41,100	826,884
Terumo Corp.		74,300	2,813,756
The Chugoku Bank Ltd.		36,700	532,632
The Hachijuni Bank Ltd.		88,300	561,461
The Suruga Bank Ltd.		36,900	890,996
THK Co. Ltd.		25,900	792,893
Tobu Railway Co. Ltd.		213,000	1,128,323
Toho Co. Ltd.		25,800	930,246
Toho Gas Co. Ltd.		82,000	555,617
Tohoku Electric Power Co., Inc.		98,500	1,341,984
Tokio Marine Holdings, Inc.		150,000	6,320,015
Tokyo Electric Power Co., Inc. (b)		309,800	1,315,129
Tokyo Electron Ltd.		34,600	4,888,158
Tokyo Gas Co. Ltd.		435,000	2,308,663
Tokyo Tatemono Co. Ltd.		44,300	603,552
Tokyu Corp.		115,500	1,700,363
Tokyu Fudosan Holdings Corp.		111,300	668,335
Toppan Printing Co. Ltd.		115,000	1,216,291
Toray Industries, Inc.		324,200	2,931,901
Toshiba Corp. (a)(b)		896,000	2,033,054
Tosoh Corp.		128,000	1,526,781
Toto Ltd.		31,800	1,282,153
Toyo Seikan Group Holdings Ltd.		35,700	585,798
Toyo Suisan Kaisha Ltd.		19,700	716,559
Toyoda Gosei Co. Ltd.		14,100	333,811
Toyota Industries Corp.		35,800	1,925,656
Toyota Motor Corp.		574,772	32,394,064
Toyota Tsusho Corp.		47,000	1,513,447
Trend Micro, Inc.		26,300	1,316,849
Tsuruha Holdings, Inc.		7,900	829,806
Unicharm Corp.		90,400	2,320,167
United Urban Investment Corp.		683	1,018,506
USS Co. Ltd.		48,100	971,642
West Japan Railway Co.		35,900	2,578,404
Yahoo! Japan Corp.		313,300	1,420,926
Yakult Honsha Co. Ltd.		19,500	1,330,128
Yamada Denki Co. Ltd.		139,200	743,696
Yamaguchi Financial Group, Inc.		43,000	506,662
Yamaha Corp.		36,600	1,294,753
Yamaha Motor Co. Ltd.		61,000	1,538,210
Yamato Holdings Co. Ltd.		76,700	1,541,027
Yamazaki Baking Co. Ltd.		28,900	580,386
Yaskawa Electric Corp.		55,200	1,482,582
Yokogawa Electric Corp.		49,300	831,318
Yokohama Rubber Co. Ltd.		23,700	478,966

TOTAL JAPAN			723,360,783

Korea (South) - 3.4%
AMOREPACIFIC Corp.		6,925	1,752,992
AMOREPACIFIC Group, Inc.		6,400	694,326
BGFretail Co. Ltd.		4,917	405,676
BS Financial Group, Inc.		57,177	576,909
Celltrion, Inc. (b)		17,389	1,684,657
Cheil Industries, Inc.		16,402	2,035,724
Cheil Worldwide, Inc.		14,658	266,346
CJ CheilJedang Corp.		1,659	548,094
CJ Corp.		3,254	563,672
CJ E&M Corp.		4,212	280,942
Coway Co. Ltd.		11,735	1,038,398
Daelim Industrial Co.		6,174	505,526
Daewoo Engineering & Construction Co. Ltd. (b)		28,467	208,177
DGB Financial Group Co. Ltd.		36,997	394,768
Dong Suh Companies, Inc.		8,128	214,461
Dongbu Insurance Co. Ltd.		10,724	767,002
Doosan Bobcat, Inc.		7,792	246,297
Doosan Heavy Industries & Construction Co. Ltd.		10,247	188,483
E-Mart Co. Ltd.		4,530	1,027,399
EUSU Holdings Co. Ltd.		6	41
GS Engineering & Construction Corp. (b)		11,467	326,112
GS Holdings Corp.		10,996	740,309
GS Retail Co. Ltd.		5,862	253,337
Hana Financial Group, Inc.		65,263	2,971,970
Hanjin Shipping Co. Ltd. (b)		12	0
Hankook Tire Co. Ltd.		15,658	873,823
Hanmi Pharm Co. Ltd.		1,225	402,523
Hanmi Science Co. Ltd.		2,788	207,370
Hanon Systems		41,256	377,588
Hanssem Co. Ltd.		2,343	368,207
Hanwha Chemical Corp.		23,818	716,708
Hanwha Corp.		9,854	430,698
Hanwha Life Insurance Co. Ltd.		46,802	315,514
Hanwha Techwin Co. Ltd. (b)		8,044	286,584
Hotel Shilla Co.		7,080	410,917
Hyosung Corp.		4,637	693,520
Hyundai Department Store Co. Ltd.		3,171	314,287
Hyundai Engineering & Construction Co. Ltd.		17,150	693,697
Hyundai Fire & Marine Insurance Co. Ltd.		13,796	559,263
Hyundai Glovis Co. Ltd.		4,097	574,345
Hyundai Heavy Industries Co. Ltd. (b)		6,958	1,084,144
Hyundai Industrial Development & Construction Co.		12,743	485,286
Hyundai Mobis		14,970	3,288,244
Hyundai Motor Co.		34,124	4,418,096
Hyundai Robotics Co. Ltd. (b)		1,407	553,410
Hyundai Steel Co.		16,926	947,609
Hyundai Wia Corp.		3,524	217,116
Industrial Bank of Korea		55,704	768,461
Kakao Corp.		7,292	781,331
Kangwon Land, Inc.		24,806	819,531
KB Financial Group, Inc.		85,938	4,565,731
KCC Corp.		1,273	496,158
KEPCO Plant Service & Engineering Co. Ltd.		4,893	196,605
Kia Motors Corp.		56,816	1,856,773
Korea Aerospace Industries Ltd.		14,557	672,001
Korea Electric Power Corp.		55,401	2,206,984
Korea Express Co. Ltd. (b)		1,810	301,415
Korea Gas Corp. (b)		6,164	276,295
Korea Investment Holdings Co. Ltd.		8,772	557,681
Korea Zinc Co. Ltd.		1,830	806,391
Korean Air Lines Co. Ltd. (b)		9,623	305,892
KT Corp.		6,424	199,592
KT&G Corp.		25,404	2,585,914
Kumho Petro Chemical Co. Ltd.		4,052	273,526
LG Chemical Ltd.		9,818	2,875,438
LG Corp.		20,417	1,374,581
LG Display Co. Ltd.		50,063	1,411,543
LG Electronics, Inc.		23,049	1,380,962
LG Household & Health Care Ltd.		1,968	1,741,430
LG Innotek Co. Ltd.		3,214	430,471
LG Telecom Ltd.		47,349	703,934
Lotte Chemical Corp.		3,362	1,107,723
Lotte Chilsung Beverage Co. Ltd.		124	178,814
Lotte Confectionery Co. Ltd.		1,190	216,231
Lotte Shopping Co. Ltd.		2,724	639,691
Medy-Tox, Inc.		941	496,742
Mirae Asset Daewoo Co. Ltd.		92,230	893,530
NAVER Corp.		6,159	4,416,039
NCSOFT Corp.		3,894	1,255,192
Netmarble Games Corp.		3,760	480,099
Oci Co. Ltd.		3,752	308,888
Orion Corp./Republic of Korea (b)		5,053	370,424
Orion Holdings Corp.		2,626	64,716
Ottogi Corp.		241	168,495
POSCO		16,277	4,859,966
Posco Daewoo Corp.		10,124	212,436
S-Oil Corp.		9,756	1,014,857
S1 Corp.		4,083	336,138
Samsung Biologics Co. Ltd.		3,554	863,164
Samsung Card Co. Ltd.		7,471	264,836
Samsung Electro-Mechanics Co. Ltd.		12,217	1,022,142
Samsung Electronics Co. Ltd.		21,607	46,496,332
Samsung Fire & Marine Insurance Co. Ltd.		7,176	1,870,994
Samsung Heavy Industries Co. Ltd.		52,842	528,451
Samsung Life Insurance Co. Ltd.		15,196	1,702,865
Samsung SDI Co. Ltd.		12,161	1,829,685
Samsung SDS Co. Ltd.		7,657	1,223,824
Samsung Securities Co. Ltd.		14,170	513,060
Shinhan Financial Group Co. Ltd.		92,257	4,381,234
Shinsegae Co. Ltd.		1,610	342,145
SK C&C Co. Ltd.		9,866	2,391,763
SK Energy Co. Ltd.		13,974	2,202,280
SK Hynix, Inc.		128,276	7,559,560
SK Networks Co. Ltd.		24,722	139,732
SK Telecom Co. Ltd.		4,352	1,075,189
STX Pan Ocean Co. Ltd. (Korea) (b)		47,378	246,634
Woori Bank		66,400	1,132,423
Woori Investment & Securities Co. Ltd.		31,442	397,259
Yuhan Corp.		1,748	369,130

TOTAL KOREA (SOUTH)			157,071,890

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands) (b)		146,267	3,843,084
Eurofins Scientific SA		2,438	1,357,624
Millicom International Cellular SA (depository receipt)		14,353	899,529
RTL Group SA		8,464	659,295
SES SA (France) (depositary receipt)		79,945	1,880,948
Tenaris SA		103,984	1,645,286

TOTAL LUXEMBOURG			10,285,766

Malaysia - 0.5%
AirAsia Bhd		314,500	237,261
Alliance Financial Group Bhd		210,100	192,851
AMMB Holdings Bhd		375,600	434,245
Astro Malaysia Holdings Bhd		303,400	182,827
Axiata Group Bhd		585,796	633,478
British American Tobacco (Malaysia) Bhd		30,800	316,525
Bumiputra-Commerce Holdings Bhd		765,662	1,171,339
Dialog Group Bhd		754,222	339,986
DiGi.com Bhd		779,900	874,348
Felda Global Ventures Holdings Bhd		274,200	104,390
Gamuda Bhd		346,575	429,020
Genting Bhd		499,900	1,134,889
Genting Malaysia Bhd		624,900	875,721
Genting Plantations Bhd		53,500	133,953
Hap Seng Consolidated Bhd		115,900	246,337
Hartalega Holdings Bhd		126,700	209,219
Hong Leong Bank Bhd		140,500	515,205
Hong Leong Credit Bhd		44,900	179,537
IHH Healthcare Bhd		696,000	959,103
IJM Corp. Bhd		614,900	498,354
IOI Corp. Bhd		500,100	522,118
IOI Properties Group Bhd		524,000	257,013
Kuala Lumpur Kepong Bhd		101,700	589,083
Malayan Banking Bhd		783,418	1,745,605
Malaysia Airports Holdings Bhd		161,698	330,458
Maxis Bhd		422,500	557,544
MISC Bhd		257,200	443,935
Petronas Chemicals Group Bhd		520,600	845,071
Petronas Dagangan Bhd		46,300	257,156
Petronas Gas Bhd		146,900	642,977
PPB Group Bhd		100,500	395,756
Public Bank Bhd		634,600	3,005,883
RHB Capital Bhd		169,457	197,894
RHB Capital Bhd		122,876	0
SapuraKencana Petroleum Bhd		832,900	299,583
Sime Darby Bhd		509,107	1,123,686
Telekom Malaysia Bhd		259,174	384,993
Tenaga Nasional Bhd		742,325	2,448,121
UMW Holdings Bhd		112,100	152,643
UMW Oil & Gas Corp. Bhd (b)		115,597	8,100
Westports Holdings Bhd		251,000	218,669
YTL Corp. Bhd		985,600	322,280
YTL Power International Bhd		463,015	151,400

TOTAL MALAYSIA			24,568,556

Malta - 0.0%
Brait SA		83,320	397,736
Mauritius - 0.0%
Golden Agri-Resources Ltd.		1,487,700	433,636
Mexico - 0.9%
Alfa SA de CV Series A		671,900	931,470
America Movil S.A.B. de CV Series L		7,374,146	6,528,102
CEMEX S.A.B. de CV unit		3,180,840	3,073,189
Coca-Cola FEMSA S.A.B. de CV Series L		111,400	948,331
Compartamos S.A.B. de CV		218,200	331,789
El Puerto de Liverpool S.A.B. de CV Class C		40,155	361,096
Embotelladoras Arca S.A.B. de CV		98,762	732,179
Fibra Uno Administracion SA de CV		559,900	1,034,726
Fomento Economico Mexicano S.A.B. de CV unit		431,500	4,357,538
Gruma S.A.B. de CV Series B		46,955	648,547
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		77,100	882,888
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		44,430	948,996
Grupo Bimbo S.A.B. de CV Series A		352,900	892,236
Grupo Carso SA de CV Series A1		120,200	501,258
Grupo Financiero Banorte S.A.B. de CV Series O		544,000	3,606,397
Grupo Financiero Inbursa S.A.B. de CV Series O		520,200	940,027
Grupo Financiero Santander Mexico S.A.B. de CV		392,900	806,877
Grupo Lala S.A.B. de CV		124,300	245,074
Grupo Mexico SA de CV Series B		847,523	2,760,728
Grupo Televisa SA de CV		541,700	2,887,342
Industrias Penoles SA de CV		30,355	746,270
Infraestructura Energetica Nova S.A.B. de CV		114,900	651,288
Kimberly-Clark de Mexico SA de CV Series A		346,000	696,567
Mexichem S.A.B. de CV		229,916	655,169
Promotora y Operadora de Infraestructura S.A.B. de CV		56,730	622,923
Wal-Mart de Mexico SA de CV Series V		1,143,300	2,638,212

TOTAL MEXICO			39,429,219

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit		849,640	1,113,883
Netherlands - 3.1%
ABN AMRO Group NV GDR		82,039	2,322,086
AEGON NV		384,264	2,153,974
AerCap Holdings NV (b)		33,376	1,638,762
Airbus Group NV		127,407	10,645,700
Akzo Nobel NV		55,613	5,034,872
Altice NV:
Class A (b)		82,186	2,029,020
Class B (b)		24,148	597,456
ASML Holding NV (Netherlands)		82,416	12,428,424
CNH Industrial NV		223,042	2,587,564
EXOR NV		23,379	1,400,409
Ferrari NV		26,991	2,846,918
Fiat Chrysler Automobiles NV		235,244	2,840,515
Gemalto NV		17,975	916,265
Heineken Holding NV		22,197	2,181,238
Heineken NV (Bearer)		50,927	5,315,539
ING Groep NV (Certificaten Van Aandelen)		853,099	15,939,159
Koninklijke Ahold Delhaize NV		282,376	5,781,316
Koninklijke Boskalis Westminster NV		19,808	708,737
Koninklijke DSM NV		40,114	2,962,236
Koninklijke KPN NV		743,328	2,696,172
Koninklijke Philips Electronics NV		211,276	8,074,134
Mobileye NV (b)		43,119	2,729,433
NN Group NV		71,203	2,890,308
NXP Semiconductors NV (b)		74,799	8,252,574
QIAGEN NV (Germany)		48,098	1,601,393
Randstad Holding NV		26,147	1,577,975
RELX NV		215,676	4,530,146
Steinhoff International Holdings NV (South Africa)		657,267	3,291,634
STMicroelectronics NV (France)		139,033	2,355,522
Unilever NV (Certificaten Van Aandelen) (Bearer)		359,379	20,943,751
Vopak NV		15,058	717,750
Wolters Kluwer NV		66,968	2,981,994

TOTAL NETHERLANDS			142,972,976

New Zealand - 0.1%
Auckland International Airport Ltd.		208,036	1,087,396
Contact Energy Ltd.		167,588	674,602
Fletcher Building Ltd.		155,623	933,814
Mercury Nz Ltd.		151,099	394,894
Meridian Energy Ltd.		271,934	588,161
Ryman Healthcare Group Ltd.		88,251	584,559
Spark New Zealand Ltd.		411,723	1,159,515

TOTAL NEW ZEALAND			5,422,941

Norway - 0.4%
DNB ASA		215,516	4,237,493
Gjensidige Forsikring ASA		45,861	794,403
Marine Harvest ASA		85,024	1,584,160
Norsk Hydro ASA		294,227	1,899,060
Orkla ASA		180,374	1,858,142
Schibsted ASA:
(A Shares)		15,964	407,483
(B Shares)		19,257	450,637
Statoil ASA		246,352	4,629,960
Statoil ASA sponsored ADR		1,785	33,487
Telenor ASA		166,188	3,324,669
Yara International ASA		39,250	1,563,940

TOTAL NORWAY			20,783,434

Pakistan - 0.0%
Engro Corp. Ltd.		58,200	179,117
Habib Bank Ltd.		130,200	291,851
Lucky Cement Ltd. (b)		28,800	193,416
MCB Bank Ltd.		86,400	169,341
Oil & Gas Development Co. Ltd.		143,300	212,652
United Bank Ltd.		108,600	214,377

TOTAL PAKISTAN			1,260,754

Papua New Guinea - 0.0%
Oil Search Ltd. ADR		301,580	1,601,993
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR		43,522	532,709
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.		417,900	629,427
Aboitiz Power Corp.		315,800	244,243
Alliance Global Group, Inc.		495,000	140,963
Ayala Corp.		55,350	949,466
Ayala Land, Inc.		1,583,400	1,318,820
Bank of the Philippine Islands (BPI)		186,198	386,235
BDO Unibank, Inc.		439,548	1,097,432
DMCI Holdings, Inc.		847,600	270,622
Globe Telecom, Inc.		7,075	296,885
GT Capital Holdings, Inc.		19,345	465,345
International Container Terminal Services, Inc.		108,580	229,968
JG Summit Holdings, Inc.		622,080	980,751
Jollibee Food Corp.		88,800	396,224
Megaworld Corp.		2,423,300	230,671
Metro Pacific Investments Corp.		2,988,400	402,396
Metropolitan Bank & Trust Co.		126,011	217,407
Philippine Long Distance Telephone Co.		21,120	685,627
PNOC Energy Development Corp.		1,987,900	235,350
Robinsons Land Corp.		343,300	174,965
Security Bank Corp.		21,960	101,905
SM Investments Corp.		51,530	824,668
SM Prime Holdings, Inc.		1,906,675	1,319,616
Universal Robina Corp.		184,650	589,550

TOTAL PHILIPPINES			12,188,536

Poland - 0.3%
Alior Bank SA (b)		19,475	347,173
Bank Handlowy w Warszawie SA		6,604	130,400
Bank Millennium SA (b)		132,531	284,173
Bank Polska Kasa Opieki SA		34,660	1,231,884
Bank Zachodni WBK SA		7,452	787,633
BRE Bank SA (b)		3,182	402,645
Cyfrowy Polsat SA		49,826	354,737
Eurocash SA		16,038	158,473
Grupa Lotos SA		19,755	266,568
Jastrzebska Spolka Weglowa SA (b)		11,440	263,367
KGHM Polska Miedz SA (Bearer)		30,204	1,027,310
LPP SA		279	543,141
NG2 SA		6,003	407,351
Polish Oil & Gas Co. SA		383,349	712,166
Polska Grupa Energetyczna SA		182,550	665,064
Polski Koncern Naftowy Orlen SA		70,288	2,078,879
Powszechna Kasa Oszczednosci Bank SA		205,883	2,108,787
Powszechny Zaklad Ubezpieczen SA		133,249	1,641,270
Synthos SA		113,075	139,624
Tauron Polska Energia SA (b)		230,998	244,762
Telekomunikacja Polska SA		142,442	215,896
Zaklady Azotowe w Tarnowie-Moscicach SA		9,795	191,773

TOTAL POLAND			14,203,076

Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (b)		319,729	4
Energias de Portugal SA		521,699	1,852,762
Galp Energia SGPS SA Class B		110,592	1,772,641
Jeronimo Martins SGPS SA		53,903	1,060,847

TOTAL PORTUGAL			4,686,254

Qatar - 0.2%
Barwa Real Estate Co.		22,327	205,133
Doha Bank		32,499	276,720
Ezdan Holding Group		172,377	617,873
Industries Qatar QSC		32,542	860,755
Masraf al Rayan		82,295	944,841
Qatar Electricity & Water Co.		5,826	315,403
Qatar Gas Transport Co. Ltd. (Nakilat)		59,172	294,011
Qatar Insurance Co. SAQ		28,676	551,348
Qatar Islamic Bank		12,621	334,526
Qatar National Bank SAQ		50,691	1,921,406
Qatar Telecom (Qtel) Q.S.C. (b)		17,572	462,377
The Commercial Bank of Qatar (b)		43,187	370,098

TOTAL QATAR			7,154,491

Russia - 0.7%
Alrosa Co. Ltd.		558,500	781,377
Gazprom OAO		395,334	767,658
Gazprom OAO sponsored ADR (Reg. S)		1,057,398	4,113,278
Inter Rao Ues JSC		6,540,000	413,467
Lukoil PJSC		1,806	84,816
Lukoil PJSC sponsored ADR		89,585	4,171,973
Magnit OJSC GDR (Reg. S)		66,279	2,432,439
MMC Norilsk Nickel PJSC		2,040	304,686
MMC Norilsk Nickel PJSC sponsored ADR		98,554	1,462,049
Mobile TeleSystems OJSC sponsored ADR		108,574	930,479
Moscow Exchange MICEX-RTS OAO		274,460	491,402
NOVATEK OAO GDR (Reg. S)		19,443	2,033,738
Novolipetsk Steel OJSC		250,000	522,663
PhosAgro OJSC GDR (Reg. S)		21,213	292,739
Rosneft Oil Co. OJSC		28,906	150,501
Rosneft Oil Co. OJSC GDR (Reg. S)		217,412	1,115,324
Rostelecom PJSC		15,000	16,345
Rostelecom PJSC sponsored ADR		24,117	159,172
RusHydro PJSC		4,764,700	61,091
RusHydro PJSC ADR		207,336	259,170
Sberbank of Russia		761,015	2,096,239
Sberbank of Russia sponsored ADR		391,262	4,558,202
Severstal PAO		5,109	71,239
Severstal PAO GDR (Reg. S)		39,925	548,570
Sistema JSFC sponsored GDR		36,709	146,836
Surgutneftegas OJSC		10,100	4,497
Surgutneftegas OJSC sponsored ADR		201,700	878,000
Tatneft PAO		49,200	321,006
Tatneft PAO sponsored ADR		42,623	1,644,395
VTB Bank OJSC		132,224,000	132,003
VTB Bank OJSC sponsored GDR (Reg. S)		490,772	947,190

TOTAL RUSSIA			31,912,544

Singapore - 0.9%
Ascendas Real Estate Investment Trust		552,100	1,100,004
CapitaCommercial Trust (REIT)		434,900	551,989
CapitaLand Ltd.		567,600	1,545,544
CapitaMall Trust		529,300	785,074
City Developments Ltd.		87,200	724,549
ComfortDelgro Corp. Ltd.		468,700	798,950
DBS Group Holdings Ltd.		393,841	6,283,321
Global Logistic Properties Ltd.		584,200	1,426,928
Hutchison Port Holdings Trust		1,124,000	533,900
Jardine Cycle & Carriage Ltd.		22,193	660,967
Keppel Corp. Ltd.		319,100	1,509,376
Oversea-Chinese Banking Corp. Ltd.		685,425	5,745,805
Sembcorp Industries Ltd.		209,400	499,105
Singapore Airlines Ltd.		118,700	910,079
Singapore Airport Terminal Service Ltd.		143,800	512,529
Singapore Exchange Ltd.		182,100	1,017,228
Singapore Press Holdings Ltd.		346,600	744,276
Singapore Technologies Engineering Ltd.		330,500	919,444
Singapore Telecommunications Ltd.		1,801,900	5,278,783
StarHub Ltd.		128,600	259,069
Suntec (REIT)		551,400	773,095
United Overseas Bank Ltd.		292,289	5,174,345
UOL Group Ltd.		105,521	614,368
Wilmar International Ltd.		409,600	1,009,530
Yangzijiang Shipbuilding Holdings Ltd.		508,600	531,062

TOTAL SINGAPORE			39,909,320

South Africa - 1.5%
Anglo American Platinum Ltd. (b)		11,799	288,906
AngloGold Ashanti Ltd.		91,750	926,638
Aspen Pharmacare Holdings Ltd.		85,395	1,790,096
Barclays Africa Group Ltd.		149,044	1,635,342
Bidcorp Ltd.		73,911	1,774,144
Bidvest Group Ltd.		72,986	928,694
Capitec Bank Holdings Ltd.		8,991	586,579
Coronation Fund Managers Ltd.		50,514	261,870
Discovery Ltd.		76,984	819,624
Exxaro Resources Ltd.		44,704	369,471
FirstRand Ltd.		734,697	2,891,123
Fortress Income Fund Ltd.:
Class A		256,332	342,911
Class B		176,339	511,137
Foschini Ltd.		45,277	521,147
Gold Fields Ltd.		179,681	716,793
Growthpoint Properties Ltd.		467,479	879,001
Hyprop Investments Ltd.		52,234	468,486
Impala Platinum Holdings Ltd. (b)		136,915	365,799
Imperial Holdings Ltd.		31,022	409,209
Investec Ltd.		55,095	411,998
Liberty Holdings Ltd.		30,565	262,100
Life Healthcare Group Holdings Ltd.		306,137	587,709
Massmart Holdings Ltd.		23,896	200,633
MMI Holdings Ltd.		217,611	340,978
Mondi Ltd.		25,681	666,834
Mr Price Group Ltd.		52,917	695,174
MTN Group Ltd.		375,097	3,372,493
Naspers Ltd. Class N		96,655	21,366,025
Nedbank Group Ltd.		48,908	812,996
Netcare Ltd.		228,875	426,359
Pick 'n Pay Stores Ltd.		79,914	384,509
Pioneer Foods Ltd.		27,729	294,864
PSG Group Ltd.		20,202	396,475
Rand Merchant Insurance Holdings Ltd.		142,835	455,316
Redefine Properties Ltd.		1,187,813	970,710
Remgro Ltd.		116,357	1,887,228
Resilient Property Income Fund Ltd.		62,864	625,074
RMB Holdings Ltd.		150,718	727,243
Sanlam Ltd.		311,347	1,567,514
Sappi Ltd.		125,146	829,100
Sasol Ltd.		122,450	3,690,891
Shoprite Holdings Ltd.		95,423	1,460,299
Sibanye Gold Ltd.		370,848	473,347
Spar Group Ltd.		41,203	516,337
Standard Bank Group Ltd.		282,272	3,506,888
Telkom SA Ltd.		57,387	283,261
Tiger Brands Ltd.		36,110	1,094,637
Truworths International Ltd.		97,486	559,229
Vodacom Group Ltd.		115,322	1,558,220
Woolworths Holdings Ltd.		222,074	1,061,608

TOTAL SOUTH AFRICA			67,973,019

Spain - 2.4%
Abertis Infraestructuras SA		153,601	3,034,790
ACS Actividades de Construccion y Servicios SA		54,442	2,084,939
Aena SA		14,764	2,888,177
Amadeus IT Holding SA Class A		96,798	5,965,528
Banco Bilbao Vizcaya Argentaria SA		1,472,644	13,324,016
Banco de Sabadell SA		1,160,262	2,600,070
Banco Santander SA:
(Spain)		3,520,764	24,065,341
(Spain) sponsored ADR (a)		13,383	91,272
Bankia SA		248,001	1,257,125
Bankinter SA		149,130	1,454,337
CaixaBank SA		789,573	4,112,607
Distribuidora Internacional de Alimentacion SA		134,961	911,150
Enagas SA		50,619	1,431,255
Endesa SA		69,651	1,649,882
Ferrovial SA		107,374	2,319,110
Gamesa Corporacion Tecnologica SA		52,908	867,460
Gas Natural SDG SA		76,943	1,802,575
Grifols SA		66,417	1,867,724
Iberdrola SA		1,307,699	10,316,232
Inditex SA		239,007	9,487,241
International Consolidated Airlines Group SA		183,051	1,400,071
MAPFRE SA (Reg.)		241,428	900,564
Red Electrica Corporacion SA		95,060	2,039,080
Repsol YPF SA		270,960	4,541,996
Telefonica SA		999,265	11,314,646

TOTAL SPAIN			111,727,188

Sweden - 1.9%
Alfa Laval AB		65,000	1,452,352
ASSA ABLOY AB (B Shares)		221,073	4,737,005
Atlas Copco AB:
(A Shares)		145,619	5,266,710
(B Shares)		88,562	2,869,506
Boliden AB		59,987	1,884,206
Electrolux AB (B Shares)		53,060	1,815,152
Essity AB Class B (b)		134,746	3,906,963
Getinge AB (B Shares)		43,249	751,011
H&M Hennes & Mauritz AB (B Shares) (b)		209,027	5,453,551
Hexagon AB (B Shares)		56,553	2,794,799
Husqvarna AB (B Shares)		92,958	945,837
ICA Gruppen AB (a)		17,166	688,018
Industrivarden AB (C Shares)		35,099	852,065
Investor AB (B Shares)		99,734	4,731,121
Kinnevik AB (B Shares)		51,671	1,587,159
Lundbergfoeretagen AB		7,966	627,015
Lundin Petroleum AB		40,582	923,346
Nordea Bank AB		668,604	8,438,498
Sandvik AB		248,738	3,921,864
Securitas AB (B Shares)		69,587	1,159,237
Skandinaviska Enskilda Banken AB (A Shares)		334,133	4,233,670
Skanska AB (B Shares)		76,094	1,730,394
SKF AB (B Shares)		87,584	1,742,177
Svenska Handelsbanken AB (A Shares)		335,972	5,001,837
Swedbank AB (A Shares)		199,095	5,191,876
Swedish Match Co. AB		42,882	1,508,396
Tele2 AB (B Shares)		81,783	973,438
Telefonaktiebolaget LM Ericsson (B Shares)		678,097	4,388,923
TeliaSonera AB		574,758	2,701,586
Volvo AB (B Shares)		342,321	5,817,142

TOTAL SWEDEN			88,094,854

Switzerland - 5.6%
ABB Ltd. (Reg.)		439,456	10,294,845
Adecco SA (Reg.)		36,047	2,751,196
Baloise Holdings AG		11,064	1,778,112
Barry Callebaut AG		469	668,857
Coca-Cola HBC AG		39,151	1,183,952
Compagnie Financiere Richemont SA Series A		114,828	9,761,544
Credit Suisse Group AG		536,137	8,241,333
Credit Suisse Group AG sponsored ADR (a)		421	6,462
Dufry AG (b)		9,758	1,555,104
Ems-Chemie Holding AG		1,803	1,254,893
Galenica AG		10,723	1,145,546
Geberit AG (Reg.)		8,189	3,939,731
Givaudan SA		2,041	4,063,214
Julius Baer Group Ltd.		48,530	2,747,139
Kuehne & Nagel International AG		12,051	2,098,752
Lafargeholcim Ltd. (Reg.)		100,279	5,999,421
Lindt & Spruengli AG		22	1,499,581
Lindt & Spruengli AG (participation certificate)		223	1,269,574
Lonza Group AG		16,219	3,857,873
Nestle SA (Reg. S)		686,115	57,914,645
Novartis AG		492,081	41,914,368
Pargesa Holding SA		7,918	632,163
Partners Group Holding AG		3,813	2,476,409
Roche Holding AG (participation certificate)		154,875	39,209,593
Schindler Holding AG:
(participation certificate)		8,982	1,937,686
(Reg.)		4,306	905,776
SGS SA (Reg.)		1,226	2,710,779
Sika AG		475	3,274,083
Sonova Holding AG Class B		11,590	1,880,626
Straumann Holding AG		2,113	1,194,224
Swatch Group AG (Bearer)		7,054	2,800,590
Swatch Group AG (Bearer) (Reg.)		10,715	825,552
Swiss Life Holding AG		7,007	2,558,013
Swiss Prime Site AG		15,774	1,423,322
Swiss Re Ltd.		71,275	6,873,565
Swisscom AG		5,738	2,805,060
UBS Group AG (a)		798,213	13,884,837
UBS Group AG		7,544	131,492
Zurich Insurance Group AG		33,178	10,115,181

TOTAL SWITZERLAND			259,585,093

Taiwan - 2.8%
Acer, Inc.		622,060	305,734
Advanced Semiconductor Engineering, Inc.		1,425,886	1,911,819
Advantech Co. Ltd.		76,465	578,274
Asia Cement Corp.		508,785	449,604
Asia Pacific Telecom Co. Ltd. (b)		416,000	147,320
ASUSTeK Computer, Inc.		155,422	1,445,451
AU Optronics Corp.		1,849,000	748,057
Catcher Technology Co. Ltd.		145,000	1,665,260
Cathay Financial Holding Co. Ltd.		1,774,227	2,889,075
Chang Hwa Commercial Bank		1,035,081	606,362
Cheng Shin Rubber Industry Co. Ltd.		432,513	874,631
Chicony Electronics Co. Ltd.		121,165	311,589
China Airlines Ltd.		539,835	165,803
China Development Finance Holding Corp.		2,857,819	861,663
China Life Insurance Co. Ltd.		740,253	782,773
China Steel Corp.		2,823,421	2,317,458
Chinatrust Financial Holding Co. Ltd.		3,825,255	2,456,104
Chunghwa Picture Tubes, Ltd. (b)		551	30
Chunghwa Telecom Co. Ltd.		847,400	2,862,580
Compal Electronics, Inc.		908,394	602,800
Delta Electronics, Inc.		424,383	2,254,331
E.SUN Financial Holdings Co. Ltd.		1,787,146	1,138,611
ECLAT Textile Co. Ltd.		42,420	487,877
EVA Airways Corp.		418,931	203,126
Evergreen Marine Corp. (Taiwan) (b)		394,730	216,213
Far Eastern Textile Ltd.		703,032	578,211
Far EasTone Telecommunications Co. Ltd.		356,000	860,117
Feng Tay Enterprise Co. Ltd.		72,760	311,851
First Financial Holding Co. Ltd.		2,037,518	1,375,676
Formosa Chemicals & Fibre Corp.		703,620	2,119,162
Formosa Petrochemical Corp.		293,000	1,027,917
Formosa Plastics Corp.		917,640	2,751,599
Formosa Taffeta Co. Ltd.		161,000	159,324
Foxconn Technology Co. Ltd.		194,811	585,442
Fubon Financial Holding Co. Ltd.		1,446,487	2,245,288
Giant Manufacturing Co. Ltd.		60,042	296,092
GlobalWafers Co. Ltd.		33,000	260,488
Highwealth Construction Corp.		180,400	298,532
HIWIN Technologies Corp.		43,600	316,020
Hon Hai Precision Industry Co. Ltd. (Foxconn)		3,441,742	13,384,457
Hotai Motor Co. Ltd.		60,000	728,789
HTC Corp. (b)		147,057	348,971
Hua Nan Financial Holdings Co. Ltd.		1,563,880	913,551
Innolux Corp.		2,010,819	981,634
Inventec Corp.		563,209	450,165
Largan Precision Co. Ltd.		22,000	4,011,981
Lite-On Technology Corp.		452,053	730,867
MediaTek, Inc.		332,989	2,931,542
Mega Financial Holding Co. Ltd.		2,384,833	2,016,664
Merida Industry Co. Ltd.		48,050	229,798
Micro-Star International Co. Ltd.		150,000	389,217
Nan Ya Plastics Corp.		1,059,980	2,666,219
Nanya Technology Corp.		152,000	313,916
Nien Made Enterprise Co. Ltd.		33,000	402,472
Novatek Microelectronics Corp.		123,000	468,153
OBI Pharma, Inc. (b)		23,000	163,663
Pegatron Corp.		422,652	1,379,255
Phison Electronics Corp.		31,199	433,685
Pou Chen Corp.		477,240	644,439
Powertech Technology, Inc.		145,700	472,092
President Chain Store Corp.		123,000	1,042,149
Quanta Computer, Inc.		604,000	1,431,313
Realtek Semiconductor Corp.		100,744	376,775
Ruentex Development Co. Ltd. (b)		182,984	198,037
Ruentex Industries Ltd.		122,484	181,611
Shin Kong Financial Holding Co. Ltd.		1,769,637	472,653
Siliconware Precision Industries Co. Ltd.		486,000	799,829
Sinopac Holdings Co.		2,149,620	673,746
Standard Foods Corp.		106,713	283,961
Synnex Technology International Corp.		307,920	342,422
TaiMed Biologics, Inc. (b)		35,000	256,003
Taishin Financial Holdings Co. Ltd.		2,041,673	959,531
Taiwan Business Bank		825,381	234,110
Taiwan Cement Corp.		756,110	875,866
Taiwan Cooperative Financial Holding Co. Ltd.		1,634,914	892,819
Taiwan Fertilizer Co. Ltd.		156,000	211,686
Taiwan High Speed Rail Corp.		373,000	321,589
Taiwan Mobile Co. Ltd.		352,400	1,259,634
Taiwan Semiconductor Manufacturing Co. Ltd.		5,437,000	38,409,468
TECO Electric & Machinery Co. Ltd.		410,000	386,056
Transcend Information, Inc.		39,000	115,524
Unified-President Enterprises Corp.		1,054,620	2,017,476
United Microelectronics Corp.		2,669,000	1,224,274
Vanguard International Semiconductor Corp.		197,000	369,035
Wistron Corp.		541,928	547,049
WPG Holding Co. Ltd.		324,107	453,747
Yuanta Financial Holding Co. Ltd.		2,280,085	977,249
Yulon Motor Co. Ltd.		184,000	160,770

TOTAL TAIWAN			129,004,176

Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)		226,300	1,261,510
Airports of Thailand PCL (For. Reg.)		928,000	1,436,209
Bangkok Bank PCL (For. Reg.)		61,400	340,429
Bangkok Dusit Medical Services PCL (For. Reg.)		845,600	485,356
Bangkok Expressway and Metro PCL		1,735,300	391,109
Banpu PCL (For. Reg.)		396,000	193,975
BEC World PCL (For. Reg.)		218,000	121,197
Berli Jucker PCL (For. Reg)		263,500	366,231
BTS Group Holdings PCL		1,254,900	324,317
Bumrungrad Hospital PCL (For. Reg.)		77,300	406,518
C.P. ALL PCL (For. Reg.)		1,072,400	1,957,787
Central Pattana PCL (For. Reg.)		296,100	618,423
Charoen Pokphand Foods PCL (For. Reg.)		692,640	512,041
Delta Electronics PCL (For. Reg.)		109,900	293,109
Electricity Generating PCL (For. Reg.)		27,100	177,537
Energy Absolute PCL		251,200	279,308
Glow Energy PCL (For. Reg.)		114,000	277,493
Home Product Center PCL (For. Reg.)		845,847	251,646
Indorama Ventures PCL (For. Reg.)		314,800	352,390
IRPC PCL (For. Reg.)		2,152,800	355,819
Kasikornbank PCL		21,500	127,928
Kasikornbank PCL (For. Reg.)		379,000	2,255,105
KCE Electronics PCL		65,200	169,483
Krung Thai Bank PCL (For. Reg.)		746,175	405,865
Minor International PCL (For. Reg.)		464,470	589,721
PTT Exploration and Production PCL (For. Reg.)		299,051	790,843
PTT Global Chemical PCL (For. Reg.)		483,786	1,043,128
PTT PCL (For. Reg.)		234,200	2,730,744
Robinsons Department Store PCL (For. Reg.)		108,300	189,577
Siam Cement PCL (For. Reg.)		93,750	1,425,556
Siam Commercial Bank PCL (For. Reg.)		382,400	1,689,264
Thai Oil PCL (For. Reg.)		174,300	449,153
Thai Union Frozen Products PCL (For. Reg.)		405,000	247,066
TMB PCL (For. Reg.)		2,775,500	196,841
True Corp. PCL (For. Reg.) (b)		2,210,335	375,292

TOTAL THAILAND			23,087,970

Turkey - 0.3%
Akbank T.A.S.		495,320	1,472,160
Anadolu Efes Biracilik Ve Malt Sanayii A/S		43,952	257,766
Arcelik A/S		51,346	379,330
Aselsan A/S		44,120	301,626
Bim Birlesik Magazalar A/S JSC		49,042	955,938
Coca-Cola Icecek Sanayi A/S		15,431	186,346
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (b)		417,570	377,306
Eregli Demir ve Celik Fabrikalari T.A.S.		299,410	666,991
Ford Otomotiv Sanayi A/S		14,266	182,412
Haci Omer Sabanci Holding A/S		201,729	619,629
Koc Holding A/S		178,548	831,010
Petkim Petrokimya Holding A/S		149,398	272,956
TAV Havalimanlari Holding A/S		33,987	205,891
Tofas Turk Otomobil Fabrikasi A/S		25,388	222,907
Tupras Turkiye Petrol Rafinelleri A/S		26,873	827,719
Turk Hava Yollari AO (b)		111,739	280,352
Turk Sise ve Cam Fabrikalari A/S		159,623	204,101
Turk Telekomunikasyon A/S (b)		121,021	249,308
Turkcell Iletisim Hizmet A/S		186,935	683,076
Turkiye Garanti Bankasi A/S		521,105	1,560,642
Turkiye Halk Bankasi A/S		131,666	564,547
Turkiye Is Bankasi A/S Series C		339,677	730,633
Turkiye Vakiflar Bankasi TAO		158,018	316,094
Ulker Biskuvi Sanayi A/S		31,627	190,875
Yapi ve Kredi Bankasi A/S (b)		200,595	258,770

TOTAL TURKEY			12,798,385

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC		449,483	887,206
Aldar Properties PJSC		684,945	436,360
Damac Properties Dubai Co. PJSC (b)		402,239	438,044
DP World Ltd.		35,733	821,859
Dubai Islamic Bank Pakistan Ltd.		257,614	426,428
Dubai Parks and Resorts PJSC (b)		660,937	138,915
Emaar Malls Group PJSC		412,155	278,282
Emaar Properties PJSC		748,768	1,679,762
Emirates Telecommunications Corp.		382,086	1,950,453
National Bank of Abu Dhabi PJSC (b)		386,294	1,120,059

TOTAL UNITED ARAB EMIRATES			8,177,368

United Kingdom - 11.1%
3i Group PLC		213,560	2,637,377
Aberdeen Asset Management PLC		196,888	855,696
Admiral Group PLC		45,186	1,232,909
Anglo American PLC (United Kingdom)		304,678	5,034,952
Antofagasta PLC		85,033	1,061,341
Ashtead Group PLC		109,437	2,352,132
Associated British Foods PLC		77,455	3,029,034
AstraZeneca PLC (United Kingdom)		278,737	16,613,584
Auto Trader Group PLC		210,283	1,061,791
Aviva PLC		891,171	6,334,468
Babcock International Group PLC		54,599	608,360
BAE Systems PLC		697,427	5,534,914
Barclays PLC		3,730,046	10,001,190
Barratt Developments PLC		220,908	1,793,973
Berkeley Group Holdings PLC		29,373	1,354,866
BHP Billiton PLC		464,996	8,478,744
BP PLC		4,308,830	25,309,000
British American Tobacco PLC (United Kingdom)		504,903	31,407,865
British Land Co. PLC		209,241	1,685,423
BT Group PLC		1,864,470	7,715,736
Bunzl PLC		73,699	2,224,816
Burberry Group PLC		94,523	2,133,850
Capita Group PLC		143,708	1,248,571
Carnival PLC		41,463	2,798,603
Carphone Warehouse Group PLC		209,197	742,479
Centrica PLC		1,242,271	3,253,519
Cobham PLC		518,984	908,660
Coca-Cola European Partners PLC		47,718	2,075,108
Compass Group PLC		345,895	7,379,565
ConvaTec Group PLC		250,000	1,024,844
Croda International PLC		28,077	1,371,028
Diageo PLC		554,467	17,907,597
Direct Line Insurance Group PLC		293,824	1,452,217
easyJet PLC		33,989	554,285
Fresnillo PLC		47,406	960,729
G4S PLC (United Kingdom)		343,076	1,488,328
GKN PLC		374,548	1,588,967
GlaxoSmithKline PLC		1,080,197	21,503,453
Hammerson PLC		168,830	1,279,723
Hargreaves Lansdown PLC		56,591	1,030,393
Hikma Pharmaceuticals PLC		30,462	567,505
HSBC Holdings PLC (United Kingdom)		4,455,299	44,619,410
IMI PLC		59,106	938,153
Imperial Tobacco Group PLC		211,388	8,701,846
Inmarsat PLC		97,213	994,678
InterContinental Hotel Group PLC		39,063	2,211,569
Intertek Group PLC		35,505	2,014,816
Intu Properties PLC (a)		202,882	683,393
Investec PLC		142,351	1,081,831
ITV PLC		793,035	1,810,152
J Sainsbury PLC		348,846	1,126,735
Johnson Matthey PLC		41,440	1,536,394
Kingfisher PLC		488,550	1,895,943
Land Securities Group PLC		174,290	2,347,873
Legal & General Group PLC		1,292,613	4,577,491
Lloyds Banking Group PLC		15,717,144	13,588,066
London Stock Exchange Group PLC		68,705	3,397,539
Marks & Spencer Group PLC		347,280	1,476,324
Mediclinic International PLC		30,331	296,139
Mediclinic International PLC		47,912	466,223
Meggitt PLC		165,679	1,099,542
Merlin Entertainments PLC		156,619	969,776
Mondi PLC		80,733	2,125,056
National Grid PLC		756,244	9,347,281
Next PLC		32,148	1,675,435
Old Mutual PLC		1,070,977	2,776,637
Pearson PLC		176,885	1,530,776
Pearson PLC sponsored ADR		4,952	42,587
Persimmon PLC		67,586	2,232,891
Provident Financial PLC		32,632	887,787
Prudential PLC		567,433	13,845,647
Reckitt Benckiser Group PLC		146,472	14,241,084
RELX PLC		235,156	5,125,575
Rio Tinto PLC		272,607	12,776,271
Rolls-Royce Holdings PLC		399,980	4,686,534
Royal Bank of Scotland Group PLC (b)		771,426	2,529,166
Royal Dutch Shell PLC:
Class A (Netherlands)		88,732	2,510,219
Class A (United Kingdom)		910,666	25,718,498
Class B (United Kingdom)		814,545	23,204,525
Royal Mail PLC		191,511	1,018,552
RSA Insurance Group PLC		223,733	1,926,136
Sage Group PLC		237,737	2,114,137
Schroders PLC		29,466	1,339,328
Scottish & Southern Energy PLC		224,049	4,076,465
Segro PLC		225,023	1,564,638
Severn Trent PLC		51,975	1,536,098
SKY PLC		224,003	2,852,053
Smith & Nephew PLC		191,896	3,338,978
Smiths Group PLC		87,101	1,764,038
St. James's Place Capital PLC		113,225	1,818,065
Standard Chartered PLC (United Kingdom) (b)		722,424	8,070,458
Standard Life PLC		433,042	2,493,396
Tate & Lyle PLC		99,930	886,016
Taylor Wimpey PLC		716,089	1,798,914
Tesco PLC (b)		1,799,056	4,134,941
The Weir Group PLC		48,366	1,170,351
Travis Perkins PLC		55,545	1,112,483
Unilever PLC		282,975	16,138,842
United Utilities Group PLC		149,519	1,770,546
Vodafone Group PLC		5,861,083	17,180,912
Whitbread PLC		40,143	2,038,081
WM Morrison Supermarkets PLC		485,265	1,539,182
Worldpay Group PLC		439,834	2,147,173

TOTAL UNITED KINGDOM			512,517,240

United States of America - 0.1%
Southern Copper Corp. (a)		17,949	706,114
Yum China Holdings, Inc.		85,581	3,062,944

TOTAL UNITED STATES OF AMERICA			3,769,058

TOTAL COMMON STOCKS
(Cost $3,832,893,537)			4,434,469,243

Nonconvertible Preferred Stocks - 1.4%
Brazil - 0.7%
Ambev SA sponsored ADR		39,361	239,315
Banco Bradesco SA:
(PN)		649,549	6,288,545
(PN) sponsored ADR (a)		25,619	246,459
Brasil Foods SA sponsored ADR		5,717	67,403
Braskem SA (PN-A)		39,100	467,818
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (b)		50,400	269,427
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN) (b)		34,601	804,455
Companhia Energetica de Minas Gerais (CEMIG) (PN) (b)		168,504	460,389
Companhia Paranaense de Energia-Copel (PN-B) (b)		23,400	194,428
Gerdau SA (PN)		199,750	682,840
Itau Unibanco Holding SA		670,274	8,021,751
Itau Unibanco Holding SA sponsored ADR		41,228	491,025
Itausa-Investimentos Itau SA (PN)		876,230	2,599,172
Lojas Americanas SA (PN)		155,137	779,578
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.) (b)		801,240	3,414,780
(PN) sponsored (non-vtg.) (b)		35,440	301,240
sponsored ADR (b)		6,520	57,441
Suzano Papel e Celulose SA		87,900	395,196
Telefonica Brasil SA		99,140	1,485,026
Vale SA:
(PN-A)		399,900	3,740,787
(PN-A) sponsored ADR (a)		24,670	231,651

TOTAL BRAZIL			31,238,726

Chile - 0.0%
Embotelladora Andina SA Class B		57,348	261,238
Sociedad Quimica y Minera de Chile SA (PN-B)		21,010	861,300

TOTAL CHILE			1,122,538

Colombia - 0.0%
Bancolombia SA (PN)		96,084	1,052,178
Grupo Aval Acciones y Valores SA		767,086	339,085
Grupo de Inversiones Suramerica SA		27,553	380,890

TOTAL COLOMBIA			1,772,153

France - 0.1%
Air Liquide SA (b)		32,925	4,041,875
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		13,188	1,051,465
Fuchs Petrolub AG		15,535	923,195
Henkel AG & Co. KGaA		38,982	5,526,090
Porsche Automobil Holding SE (Germany)		33,451	1,916,012
Volkswagen AG		40,458	6,231,033

TOTAL GERMANY			15,647,795

India - 0.0%
Vedanta Ltd. 0.00		389,636	46,443
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)		1,288,609	1,057,903
Korea (South) - 0.2%
AMOREPACIFIC Corp.		2,190	347,096
Hyundai Motor Co.		5,760	519,459
Hyundai Motor Co. Series 2		7,467	706,739
LG Chemical Ltd.		2,089	428,083
LG Household & Health Care Ltd.		553	315,031
Samsung Electronics Co. Ltd.		3,905	6,733,029

TOTAL KOREA (SOUTH)			9,049,437

Russia - 0.0%
AK Transneft OAO		340	1,026,426
Surgutneftegas OJSC		1,068,117	514,328

TOTAL RUSSIA			1,540,754

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $63,947,573)			65,517,624
		Principal Amount(c)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $46,681)	INR	233,068	48,090

U.S. Government and Government Agency Obligations - 0.2%
U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.08% to 1.19% 10/26/17 to 6/21/18 (d)
(Cost $7,963,296)		8,000,000	7,963,654
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $7,963,296)			7,963,654
		Shares	Value

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 1.11% (e)		150,345,215	$150,375,285
Fidelity Securities Lending Cash Central Fund 1.11% (e)(f)		59,718,611	59,724,583
TOTAL MONEY MARKET FUNDS
(Cost $210,096,250)			210,099,868
TOTAL INVESTMENT PORTFOLIO - 102.3%
(Cost $4,114,947,337)			4,718,098,479
NET OTHER ASSETS (LIABILITIES) - (2.3)%			(104,328,212)
NET ASSETS - 100%			$4,613,770,267

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
812 ICE E-mini MSCI EAFE Index Contracts (United States)	Sept. 2017	78,719,340	$2,108,745
518 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Sept. 2017	27,570,550	1,554,983
53 TME S&P/TSX 60 Index Contracts (Canada)	Sept. 2017	7,561,773	(82,565)
TOTAL FUTURES CONTRACTS			$3,581,163

The face value of futures purchased as a percentage of Net Assets is 2.5%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Amount is stated in United States dollars unless otherwise noted.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,527,317.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$620,326
Fidelity Securities Lending Cash Central Fund	500,751
Total	$1,121,077

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$502,183,970	$344,100,744	$158,083,226	$--
Consumer Staples	440,196,393	244,783,062	195,365,259	48,072
Energy	287,294,022	157,106,475	130,187,547	--
Financials	1,069,679,213	779,833,338	289,576,483	269,392
Health Care	349,134,521	159,872,714	189,261,807	--
Industrials	528,657,076	417,063,981	111,593,095	--
Information Technology	491,470,499	317,171,682	174,298,815	2
Materials	350,294,349	283,280,568	66,967,338	46,443
Real Estate	145,301,741	145,301,741	--	--
Telecommunication Services	197,783,367	71,389,722	126,393,645	--
Utilities	137,991,716	120,137,500	17,854,216	--
Corporate Bonds	48,090	--	48,090	--
U.S. Government and Government Agency Obligations	7,963,654	--	7,963,654	--
Money Market Funds	210,099,868	210,099,868	--	--
Total Investments in Securities:	$4,718,098,479	$3,250,141,395	$1,467,593,175	$363,909
Derivative Instruments:
Assets
Futures Contracts	$3,663,728	$3,663,728	$--	$--
Total Assets	$3,663,728	$3,663,728	$--	$--
Liabilities
Futures Contracts	$(82,565)	$(82,565)	$--	$--
Total Liabilities	$(82,565)	$(82,565)	$--	$--
Total Derivative Instruments:	$3,581,163	$3,581,163	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$129,814,568
Level 2 to Level 1	$122,633,435

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $4,154,868,819. Net unrealized appreciation aggregated $563,229,660, of which $904,011,656 related to appreciated investment securities and $340,781,996 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI Emerging Markets Index Fund

July 31, 2017

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

SV6-QTLY-0917
1.9867763.101

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value
Bermuda - 1.0%
Alibaba Health Information Technology Ltd. (a)(b)	1,898,000	$903,948
Alibaba Pictures Group Ltd. (a)(b)	7,330,000	1,238,746
Beijing Enterprises Water Group Ltd.	2,812,000	2,336,493
Brilliance China Automotive Holdings Ltd.	1,764,000	4,467,138
China Gas Holdings Ltd.	1,008,000	2,439,084
China Resource Gas Group Ltd.	510,000	1,932,709
Cosco Shipping Ports Ltd.	1,022,000	1,250,873
Credicorp Ltd. (United States)	39,319	7,279,520
GOME Electrical Appliances Holdings Ltd.	7,271,000	875,037
Haier Electronics Group Co. Ltd.	718,000	1,852,269
Kunlun Energy Co. Ltd.	1,926,000	1,920,871
Nine Dragons Paper (Holdings) Ltd.	955,000	1,423,183
Sihuan Pharmaceutical Holdings Group Ltd.	2,142,000	902,235

TOTAL BERMUDA		28,822,106

Brazil - 4.0%
Ambev SA	2,692,398	16,534,200
Banco Bradesco SA	529,750	5,121,927
Banco do Brasil SA	508,905	4,683,751
Banco Santander SA (Brasil) unit	246,800	2,018,974
BB Seguridade Participacoes SA	409,058	3,600,828
BM&F BOVESPA SA	1,224,380	8,045,135
BR Malls Participacoes SA	473,416	2,003,974
Brasil Foods SA	267,869	3,171,460
CCR SA	705,812	3,865,913
Centrais Eletricas Brasileiras SA (Electrobras) (a)	131,700	570,157
Cielo SA	722,031	6,043,263
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	206,000	2,216,332
Companhia Siderurgica Nacional SA (CSN) (a)	348,600	851,839
Cosan SA Industria e Comercio	98,400	1,139,141
CPFL Energia SA	148,048	1,275,216
Drogasil SA	135,000	2,987,157
Duratex SA	172,289	437,580
EDP Energias do Brasil SA (a)	171,530	790,446
Embraer SA	380,500	1,924,250
ENGIE Brasil Energia SA	94,096	1,056,123
Equatorial Energia SA	114,000	2,072,827
Fibria Celulose SA	148,600	1,576,375
Hypermarcas SA	199,200	1,787,999
Itausa-Investimentos Itau SA	1,386	3,987
JBS SA	479,900	1,184,995
Klabin SA unit	342,100	1,755,287
Kroton Educacional SA	806,982	3,902,477
Localiza Rent A Car SA	95,340	1,586,783
Lojas Americanas SA	116,480	482,228
Lojas Renner SA	412,240	3,873,405
M. Dias Branco SA	60,800	989,693
Multiplan Empreendimentos Imobiliarios SA	48,273	1,112,724
Natura Cosmeticos SA	97,300	781,620
Odontoprev SA	154,200	643,334
Petroleo Brasileiro SA - Petrobras (ON) (a)	1,565,865	6,929,606
Porto Seguro SA	63,800	644,475
Qualicorp SA	134,100	1,410,515
Rumo SA (a)	473,200	1,569,063
Sul America SA unit	114,752	645,822
Terna Participacoes SA unit	100,000	744,625
TIM Participacoes SA	514,400	1,755,164
Ultrapar Participacoes SA	210,769	5,001,653
Vale SA	664,571	6,670,538
Vale SA sponsored ADR (b)	62,000	621,860
Weg SA	322,800	1,960,598

TOTAL BRAZIL		118,045,319

Cayman Islands - 14.2%
3SBio, Inc. (a)(b)	560,000	702,617
58.com, Inc. ADR (a)(b)	52,528	2,681,554
AAC Technology Holdings, Inc.	433,433	5,832,157
Alibaba Group Holding Ltd. sponsored ADR (a)(b)	664,322	102,936,694
Anta Sports Products Ltd.	613,000	2,103,293
Autohome, Inc. ADR Class A (a)(b)	29,741	1,447,792
Baidu.com, Inc. sponsored ADR (a)	160,598	36,351,357
Chailease Holding Co. Ltd.	591,000	1,697,821
China Conch Venture Holdings Ltd.	937,500	1,742,779
China Huishan Dairy Holdings Co. Ltd.	2,302,000	123,782
China Medical System Holdings Ltd.	721,000	1,231,390
China Mengniu Dairy Co. Ltd.	1,631,000	3,178,141
China Resources Land Ltd.	1,628,812	5,234,186
China State Construction International Holdings Ltd.	1,028,000	1,660,952
Country Garden Holdings Co. Ltd.	3,096,000	4,328,407
Ctrip.com International Ltd. ADR (a)	220,327	13,160,132
ENN Energy Holdings Ltd.	446,043	3,029,470
Evergrande Real Estate Group Ltd. (b)	2,415,000	6,724,823
Fullshare Holdings Ltd. (b)	4,055,000	1,619,757
GCL-Poly Energy Holdings Ltd. (a)(b)	7,968,000	846,705
Geely Automobile Holdings Ltd.	2,875,517	6,648,722
Haitian International Holdings Ltd.	358,000	1,026,681
Hengan International Group Co. Ltd.	426,500	3,254,391
JD.com, Inc. sponsored ADR (a)	386,032	17,437,065
Kingsoft Corp. Ltd.	462,000	1,218,467
Longfor Properties Co. Ltd.	838,500	2,106,234
Minth Group Ltd.	396,000	1,825,165
Momo, Inc. ADR (a)	51,025	2,241,528
NetEase, Inc. ADR	46,765	14,557,009
New Oriental Education & Technology Group, Inc. sponsored ADR	78,988	6,292,184
Semiconductor Manufacturing International Corp. (a)	1,574,400	1,725,838
Shenzhou International Group Holdings Ltd.	329,000	2,200,831
Shimao Property Holdings Ltd.	698,500	1,393,280
SINA Corp.	32,977	3,126,549
Sino Biopharmaceutical Ltd.	2,663,000	2,352,474
SOHO China Ltd.	1,219,500	665,114
Sunac China Holdings Ltd. (b)	1,137,000	3,027,808
Sunny Optical Technology Group Co. Ltd.	415,000	4,941,235
TAL Education Group ADR (b)	26,662	4,179,802
Tencent Holdings Ltd.	3,340,400	133,328,665
Tingyi (Cayman Islands) Holding Corp.	1,158,000	1,475,150
Vipshop Holdings Ltd. ADR (a)	236,738	2,911,877
Want Want China Holdings Ltd.	3,241,418	2,191,157
Weibo Corp. sponsored ADR (a)(b)	19,988	1,538,077
YY, Inc. ADR (a)(b)	18,502	1,322,893
Zhen Ding Technology Holding Ltd.	262,000	608,728

TOTAL CAYMAN ISLANDS		420,230,733

Chile - 1.1%
AES Gener SA	1,664,423	618,469
Aguas Andinas SA	1,704,760	1,075,631
Banco de Chile	14,646,841	2,118,843
Banco de Credito e Inversiones	21,406	1,291,858
Banco Santander Chile	38,999,830	2,765,081
Cencosud SA	871,577	2,480,907
Colbun SA	4,395,613	1,028,229
Compania Cervecerias Unidas SA	84,825	1,130,613
Compania de Petroleos de Chile SA (COPEC)	271,719	3,314,370
CorpBanca SA	86,464,658	819,684
Empresa Nacional de Electricidad SA	2,010,805	1,565,840
Empresa Nacional de Telecomunicaciones SA (ENTEL)	84,141	958,093
Empresas CMPC SA	742,092	1,895,801
Enel Chile SA	11,407,085	1,243,774
Enersis SA	17,163,024	3,465,938
LATAM Airlines Group SA	174,446	2,049,463
S.A.C.I. Falabella	425,844	3,934,235

TOTAL CHILE		31,756,829

China - 9.4%
Agricultural Bank of China Ltd. (H Shares)	15,322,297	7,160,135
Air China Ltd. (H Shares)	1,106,000	999,688
Aluminum Corp. of China Ltd. (H Shares) (a)	2,278,000	1,429,073
AviChina Industry & Technology Co. Ltd. (H Shares)	1,173,000	719,346
Bank Communications Co. Ltd. (H Shares)	5,138,176	3,808,834
Bank of China Ltd. (H Shares)	46,627,464	22,983,015
Beijing Capital International Airport Co. Ltd. (H Shares)	890,000	1,401,521
BYD Co. Ltd. (H Shares) (b)	367,500	2,291,347
CGN Power Co. Ltd. (H Shares)	6,184,447	1,694,412
China Cinda Asset Management Co. Ltd. (H Shares)	5,084,000	2,115,404
China CITIC Bank Corp. Ltd. (H Shares)	5,264,051	3,416,902
China Coal Energy Co. Ltd. (H Shares)	1,161,000	573,752
China Communications Construction Co. Ltd. (H Shares)	2,581,000	3,443,184
China Communications Services Corp. Ltd. (H Shares)	1,430,000	778,089
China Construction Bank Corp. (H Shares)	49,423,000	41,128,886
China Everbright Bank Co. Ltd. (H Shares)	1,710,000	829,736
China Galaxy Securities Co. Ltd. (H Shares)	1,946,000	1,716,590
China Huarong Asset Management Co. Ltd.	3,658,000	1,498,643
China Life Insurance Co. Ltd. (H Shares)	4,376,747	13,832,515
China Longyuan Power Grid Corp. Ltd. (H Shares)	1,790,000	1,310,852
China Merchants Bank Co. Ltd. (H Shares)	2,294,421	7,549,370
China Minsheng Banking Corp. Ltd. (H Shares)	3,353,051	3,374,172
China National Building Materials Co. Ltd. (H Shares)	1,654,000	1,010,086
China Oilfield Services Ltd. (H Shares)	1,074,000	915,763
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,551,728	6,853,922
China Petroleum & Chemical Corp. (H Shares)	15,030,704	11,394,294
China Railway Construction Corp. Ltd. (H Shares)	1,126,500	1,488,385
China Railway Group Ltd. (H Shares)	2,277,000	1,813,251
China Shenhua Energy Co. Ltd. (H Shares)	1,976,602	4,924,550
China Southern Airlines Ltd. (H Shares)	1,028,000	784,411
China Telecom Corp. Ltd. (H Shares)	8,141,689	3,877,590
China Vanke Co. Ltd. (H Shares)	746,300	2,202,363
Chongqing Changan Automobile Co. Ltd. (B Shares)	513,900	681,621
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	1,545,646	1,139,822
CITIC Securities Co. Ltd. (H Shares)	1,322,000	2,684,350
Conch Cement Co. Ltd. (H Shares)	734,000	2,715,804
CRRC Corp. Ltd. (H Shares)	2,365,000	2,113,445
Dongfeng Motor Group Co. Ltd. (H Shares)	1,632,000	1,999,570
Fuyao Glass Industries Group Co. Ltd.	294,800	1,005,841
GF Securities Co. Ltd. (H Shares)	787,428	1,588,808
Great Wall Motor Co. Ltd. (H Shares)	1,834,500	2,353,368
Guangzhou Automobile Group Co. Ltd. (H Shares)	1,248,000	2,681,088
Guangzhou R&F Properties Co. Ltd. (H Shares)	550,400	983,713
Haitong Securities Co. Ltd. (H Shares)	1,887,600	3,011,151
Huaneng Power International, Inc. (H Shares)	2,440,186	1,720,072
Huaneng Renewables Corp. Ltd. (H Shares)	2,774,000	845,255
Huatai Securities Co. Ltd. (H Shares)	949,200	1,907,927
Industrial & Commercial Bank of China Ltd. (H Shares)	43,320,000	30,337,533
Jiangsu Expressway Co. Ltd. (H Shares)	696,000	1,010,478
Jiangxi Copper Co. Ltd. (H Shares)	741,000	1,352,827
New China Life Insurance Co. Ltd. (H Shares)	458,100	2,958,870
People's Insurance Co. of China Group (H Shares)	4,018,552	1,872,731
PetroChina Co. Ltd. (H Shares)	12,466,790	8,020,631
PICC Property & Casualty Co. Ltd. (H Shares)	2,680,379	4,996,456
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	3,064,041	22,732,777
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	1,096,000	884,007
Shanghai Electric Group Co. Ltd. (H Shares) (a)	1,538,000	714,772
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	286,000	1,047,217
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	475,245	760,392
Shanghai Pharma Holding Co. Ltd. (H Shares)	424,009	1,123,699
Sinopec Engineering Group Co. Ltd. (H Shares)	704,500	632,271
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	2,122,000	1,206,238
Sinopharm Group Co. Ltd. (H Shares)	706,400	2,961,873
TravelSky Technology Ltd. (H Shares)	536,000	1,420,495
Tsingtao Brewery Co. Ltd. (H Shares)	202,000	866,365
Weichai Power Co. Ltd. (H Shares)	1,190,000	1,147,219
Yanzhou Coal Mining Co. Ltd. (H Shares)	1,026,000	1,010,132
Zhejiang Expressway Co. Ltd. (H Shares)	858,000	1,071,017
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	315,827	1,504,169
Zijin Mng Group Co. Ltd. (H Shares)	3,476,000	1,259,420
ZTE Corp. (H Shares)	435,600	1,120,956

TOTAL CHINA		278,764,461

Colombia - 0.3%
Bancolombia SA	135,694	1,390,505
Cementos Argos SA	287,215	1,144,576
Ecopetrol SA	2,898,540	1,354,079
Grupo de Inversiones Suramerica SA	141,345	1,988,965
Interconexion Electrica SA ESP	228,739	1,047,893
Inversiones Argos SA (a)	174,172	1,252,862

TOTAL COLOMBIA		8,178,880

Czech Republic - 0.2%
Ceske Energeticke Zavody A/S	89,481	1,624,062
Komercni Banka A/S	43,975	1,896,649
MONETA Money Bank A/S	280,360	1,010,315
Telefonica Czech Rep A/S	39,027	498,613

TOTAL CZECH REPUBLIC		5,029,639

Egypt - 0.1%
Commercial International Bank SAE	598,884	2,761,251
EFG-Hermes Holding SAE	280,000	347,753
Global Telecom Holding (a)	1,290,372	468,899

TOTAL EGYPT		3,577,903

Greece - 0.4%
Alpha Bank AE (a)	780,169	1,874,835
EFG Eurobank Ergasias SA (a)	1,087,832	1,191,192
Ff Group (a)	20,959	502,428
Greek Organization of Football Prognostics SA	136,928	1,575,567
Hellenic Telecommunications Organization SA	152,403	1,944,870
Jumbo SA	55,905	936,452
National Bank of Greece SA (a)	3,222,402	1,302,688
Piraeus Bank SA (a)	3,601,470	989,113
Titan Cement Co. SA (Reg.)	26,021	726,042

TOTAL GREECE		11,043,187

Hong Kong - 3.4%
Beijing Enterprises Holdings Ltd.	307,927	1,636,064
China Everbright International Ltd.	1,418,000	1,851,744
China Everbright Ltd.	566,000	1,289,855
China Jinmao Holdings Group Ltd.	2,116,000	983,392
China Merchants Holdings International Co. Ltd.	779,482	2,449,977
China Mobile Ltd.	3,608,071	38,567,207
China Overseas Land and Investment Ltd.	2,247,202	7,624,168
China Power International Development Ltd.	1,857,000	637,164
China Resources Beer Holdings Co. Ltd.	964,144	2,436,652
China Resources Power Holdings Co. Ltd.	1,199,940	2,289,024
China Taiping Insurance Group Ltd.	958,655	2,884,262
China Unicom Ltd. (a)	3,538,814	5,128,880
CITIC Pacific Ltd.	3,516,941	5,349,165
CNOOC Ltd.	10,522,584	11,777,556
CSPC Pharmaceutical Group Ltd.	2,471,963	3,854,728
Far East Horizon Ltd.	1,096,000	934,521
Fosun International Ltd.	1,495,254	2,266,581
Guangdong Investment Ltd.	1,647,126	2,319,658
Lenovo Group Ltd.	4,292,000	2,659,559
Shanghai Industrial Holdings Ltd.	279,241	807,964
Sino-Ocean Group Holding Ltd.	1,679,000	939,370
Sun Art Retail Group Ltd.	1,391,500	1,134,820

TOTAL HONG KONG		99,822,311

Hungary - 0.3%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	26,784	2,318,148
OTP Bank PLC	140,429	5,226,860
Richter Gedeon PLC	79,829	2,043,538

TOTAL HUNGARY		9,588,546

India - 8.8%
ACC Ltd.	28,550	771,001
Adani Ports & Special Economic Zone Ltd.	486,207	2,999,211
Aditya Birla Capital Ltd. (a)	267,324	707,344
Ambuja Cements Ltd.	345,511	1,416,660
Apollo Hospitals Enterprise Ltd.	47,478	931,362
Ashok Leyland Ltd.	668,466	1,140,496
Asian Paints Ltd.	169,805	3,073,582
Aurobindo Pharma Ltd.	155,449	1,740,506
Axis Bank Ltd.	982,633	7,958,439
Bajaj Auto Ltd.	48,922	2,140,852
Bajaj Finance Ltd.	94,788	2,515,323
Bajaj Finserv Ltd.	22,311	1,735,325
Bharat Forge Ltd.	60,842	1,088,956
Bharat Heavy Electricals Ltd.	326,701	738,615
Bharat Petroleum Corp. Ltd.	447,514	3,285,232
Bharti Airtel Ltd.	694,901	4,536,129
Bharti Infratel Ltd.	323,872	2,025,588
Bosch Ltd.	4,237	1,596,177
Cadila Healthcare Ltd.	122,300	1,035,968
Cipla Ltd.	200,821	1,752,568
Coal India Ltd.	404,484	1,569,912
Container Corp. of India Ltd.	24,205	431,394
Dabur India Ltd.	315,616	1,524,477
Dr. Reddy's Laboratories Ltd.	59,545	2,209,242
Dr. Reddy's Laboratories Ltd. sponsored ADR (b)	6,000	219,540
Eicher Motors Ltd.	7,871	3,689,142
GAIL India Ltd.	294,144	1,726,687
Glenmark Pharmaceuticals Ltd.	76,790	834,005
Godrej Consumer Products Ltd.	136,664	2,208,706
Grasim Industries Ltd.	190,946	3,184,169
Havells India Ltd.	144,281	1,062,887
HCL Technologies Ltd.	332,537	4,626,399
Hero Motocorp Ltd.	29,663	1,689,631
Hindalco Industries Ltd.	696,797	2,384,722
Hindustan Petroleum Corp. Ltd.	356,764	2,130,133
Hindustan Unilever Ltd.	381,580	6,871,472
Housing Development Finance Corp. Ltd.	884,465	24,657,666
ICICI Bank Ltd.	1,390,777	6,541,565
Idea Cellular Ltd. (a)	836,907	1,205,548
IDFC Bank Ltd.	761,384	705,271
Indiabulls Housing Finance Ltd.	184,697	3,382,131
Indian Oil Corp. Ltd.	340,915	1,952,904
Infosys Ltd.	1,063,453	16,707,082
Infosys Ltd. sponsored ADR	16,000	252,800
ITC Ltd.	1,994,397	8,864,159
JSW Steel Ltd.	501,857	1,730,070
Larsen & Toubro Ltd.	281,553	5,237,772
LIC Housing Finance Ltd.	170,526	1,834,523
Lupin Ltd.	127,306	2,047,052
Mahindra & Mahindra Financial Services Ltd.	157,355	983,162
Mahindra & Mahindra Ltd.	220,801	4,827,829
Marico Ltd.	258,928	1,350,315
Maruti Suzuki India Ltd.	62,327	7,526,291
Motherson Sumi Systems Ltd. (a)	380,115	1,924,858
Nestle India Ltd.	13,545	1,428,187
NTPC Ltd.	945,431	2,418,818
Oil & Natural Gas Corp. Ltd.	754,434	1,991,292
Piramal Enterprises Ltd.	45,544	2,095,180
Power Finance Corp. Ltd.	361,421	700,542
Reliance Industries Ltd.	761,828	19,172,711
Rural Electrification Corp. Ltd.	406,197	1,107,896
Shree Cement Ltd.	4,877	1,413,532
Shriram Transport Finance Co. Ltd.	84,987	1,346,709
Siemens India Ltd.	41,131	932,561
State Bank of India	1,012,682	4,930,868
Sun Pharmaceutical Industries Ltd.	559,046	4,630,988
Tata Consultancy Services Ltd.	277,928	10,790,604
Tata Motors Ltd.	920,901	6,379,442
Tata Motors Ltd. Class A	241,101	978,604
Tata Power Co. Ltd.	615,650	786,589
Tata Steel Ltd.	185,302	1,637,344
Tech Mahindra Ltd.	268,517	1,614,324
Titan Co. Ltd.	179,142	1,519,134
Ultratech Cemco Ltd.	51,986	3,286,102
United Spirits Ltd. (a)	36,016	1,422,963
UPL Ltd.	209,629	2,865,006
Vedanta Ltd.	873,808	3,810,146
Wipro Ltd.	717,844	3,226,271
Yes Bank Ltd.	195,949	5,524,614
Zee Entertainment Enterprises Ltd.	338,676	2,858,799

TOTAL INDIA		260,152,076

Indonesia - 2.3%
PT Adaro Energy Tbk	7,917,500	1,060,698
PT AKR Corporindo Tbk	988,700	512,011
PT Astra International Tbk	11,967,659	7,163,170
PT Bank Central Asia Tbk	5,800,770	8,141,279
PT Bank Danamon Indonesia Tbk Series A	1,891,400	809,140
PT Bank Mandiri (Persero) Tbk	5,489,599	5,623,914
PT Bank Negara Indonesia (Persero) Tbk	4,392,900	2,456,252
PT Bank Rakyat Indonesia Tbk	6,529,461	7,240,527
PT Bumi Serpong Damai Tbk	4,604,200	618,547
PT Charoen Pokphand Indonesia Tbk	4,265,200	854,705
PT Gudang Garam Tbk	281,000	1,604,931
PT Hanjaya Mandala Sampoerna Tbk	5,384,300	1,434,574
PT Indocement Tunggal Prakarsa Tbk	1,060,000	1,392,225
PT Indofood CBP Sukses Makmur Tbk	1,272,800	797,649
PT Indofood Sukses Makmur Tbk	2,530,700	1,590,709
PT Jasa Marga Tbk	1,128,197	495,343
PT Kalbe Farma Tbk	12,720,900	1,656,467
PT Lippo Karawaci Tbk	10,717,000	575,102
PT Matahari Department Store Tbk	1,445,900	1,375,472
PT Media Nusantara Citra Tbk	3,270,500	441,827
PT Pakuwon Jati Tbk	13,894,300	740,390
PT Perusahaan Gas Negara Tbk Series B	6,279,600	1,060,425
PT Semen Gresik (Persero) Tbk	1,718,948	1,283,664
PT Summarecon Agung Tbk	5,855,400	430,673
PT Surya Citra Media Tbk	3,358,800	594,924
PT Telkomunikasi Indonesia Tbk Series B	29,658,865	10,424,172
PT Tower Bersama Infrastructure Tbk	1,447,500	733,310
PT Unilever Indonesia Tbk	882,539	3,242,291
PT United Tractors Tbk	960,600	2,170,074
PT Waskita Karya Persero Tbk	2,827,900	507,256
PT XL Axiata Tbk (a)	2,064,650	520,656

TOTAL INDONESIA		67,552,377

Isle of Man - 0.1%
NEPI Rockcastle PLC (a)	193,785	2,581,349
Korea (South) - 14.1%
AMOREPACIFIC Corp.	19,193	4,858,510
AMOREPACIFIC Group, Inc.	16,859	1,829,007
BGFretail Co. Ltd.	13,042	1,076,027
BS Financial Group, Inc.	151,038	1,523,954
Celltrion, Inc. (a)	46,345	4,489,932
Cheil Industries, Inc.	44,740	5,552,876
Cheil Worldwide, Inc.	39,411	716,125
CJ CheilJedang Corp.	4,551	1,503,543
CJ Corp.	8,640	1,496,658
CJ E&M Corp.	10,556	704,088
Coway Co. Ltd.	32,002	2,831,770
Daelim Industrial Co.	16,169	1,323,914
Daewoo Engineering & Construction Co. Ltd. (a)	68,832	503,363
DGB Financial Group Co. Ltd.	99,521	1,061,915
Dong Suh Companies, Inc.	20,460	539,847
Dongbu Insurance Co. Ltd.	29,206	2,088,872
Doosan Bobcat, Inc.	20,830	658,415
Doosan Heavy Industries & Construction Co. Ltd.	27,741	510,266
E-Mart Co. Ltd.	12,201	2,767,173
GS Engineering & Construction Corp. (a)	27,404	779,346
GS Holdings Corp.	29,116	1,960,244
GS Retail Co. Ltd.	15,358	663,724
Hana Financial Group, Inc.	174,323	7,938,383
Hankook Tire Co. Ltd.	43,423	2,423,299
Hanmi Pharm Co. Ltd.	3,557	1,168,796
Hanmi Science Co. Ltd.	7,634	567,812
Hanon Systems	103,927	951,173
Hanssem Co. Ltd.	6,203	974,814
Hanwha Chemical Corp.	63,864	1,921,734
Hanwha Corp.	25,046	1,094,708
Hanwha Life Insurance Co. Ltd.	123,225	830,717
Hanwha Techwin Co. Ltd. (a)	20,624	734,773
Hotel Shilla Co.	18,377	1,066,584
Hyosung Corp.	11,986	1,792,653
Hyundai Construction Equipment Co. Ltd. (a)	1,071	350,486
Hyundai Department Store Co. Ltd.	8,523	844,739
Hyundai Electric & Energy System Co. Ltd. (a)	1,108	320,547
Hyundai Engineering & Construction Co. Ltd.	45,539	1,841,997
Hyundai Fire & Marine Insurance Co. Ltd.	35,748	1,449,155
Hyundai Glovis Co. Ltd.	10,583	1,483,596
Hyundai Heavy Industries Co. Ltd. (a)	18,062	2,814,287
Hyundai Industrial Development & Construction Co.	35,035	1,334,223
Hyundai Mobis	40,231	8,836,965
Hyundai Motor Co.	90,049	11,658,806
Hyundai Robotics Co. Ltd. (a)	4,023	1,582,352
Hyundai Steel Co.	46,835	2,622,076
Hyundai Wia Corp.	9,402	579,264
Industrial Bank of Korea	151,467	2,089,554
Kakao Corp.	19,589	2,098,943
Kangwon Land, Inc.	67,176	2,219,336
KB Financial Group, Inc.	234,325	12,449,264
KCC Corp.	3,414	1,330,623
KEPCO Plant Service & Engineering Co. Ltd.	12,993	522,070
Kia Motors Corp.	153,034	5,001,223
Korea Aerospace Industries Ltd.	38,852	1,793,540
Korea Electric Power Corp.	149,321	5,948,432
Korea Express Co. Ltd. (a)	4,598	765,694
Korea Gas Corp. (a)	15,618	700,062
Korea Investment Holdings Co. Ltd.	23,552	1,497,321
Korea Zinc Co. Ltd.	4,859	2,141,121
Korean Air Lines Co. Ltd. (a)	25,639	815,001
KT Corp.	1,898	58,970
KT&G Corp.	68,942	7,017,718
Kumho Petro Chemical Co. Ltd.	10,224	690,160
LG Chemical Ltd.	26,420	7,737,735
LG Corp.	55,891	3,762,880
LG Display Co. Ltd.	137,276	3,870,542
LG Electronics, Inc.	61,819	3,703,835
LG Household & Health Care Ltd.	5,495	4,862,376
LG Innotek Co. Ltd.	8,249	1,104,841
LG Telecom Ltd.	62,659	931,547
Lotte Chemical Corp.	9,149	3,014,444
Lotte Chilsung Beverage Co. Ltd.	364	524,905
Lotte Confectionery Co. Ltd.	3,322	603,631
Lotte Shopping Co. Ltd.	7,293	1,712,652
Medy-Tox, Inc.	2,403	1,268,514
Mirae Asset Daewoo Co. Ltd.	210,237	2,036,789
NAVER Corp.	16,511	11,838,484
NCSOFT Corp.	10,186	3,283,357
Netmarble Games Corp.	9,913	1,265,751
Oci Co. Ltd.	9,255	761,929
Orion Corp./Republic of Korea (a)	13,067	957,913
Orion Holdings Corp.	6,792	167,384
Ottogi Corp.	664	464,234
POSCO	43,646	13,031,766
Posco Daewoo Corp.	25,112	526,934
S-Oil Corp.	26,808	2,788,673
S1 Corp.	10,393	855,616
Samsung Biologics Co. Ltd.	9,556	2,320,878
Samsung Card Co. Ltd.	19,847	703,546
Samsung Electro-Mechanics Co. Ltd.	32,908	2,753,267
Samsung Electronics Co. Ltd.	57,591	123,930,683
Samsung Fire & Marine Insurance Co. Ltd.	18,823	4,907,710
Samsung Heavy Industries Co. Ltd.	147,022	1,470,305
Samsung Life Insurance Co. Ltd.	40,731	4,564,319
Samsung SDI Co. Ltd.	32,035	4,819,831
Samsung SDS Co. Ltd.	20,217	3,231,297
Samsung Securities Co. Ltd.	38,790	1,404,487
Shinhan Financial Group Co. Ltd.	252,085	11,971,378
Shinsegae Co. Ltd.	4,369	928,466
SK C&C Co. Ltd.	18,540	4,494,555
SK Energy Co. Ltd.	37,504	5,910,572
SK Hynix, Inc.	342,286	20,171,596
SK Networks Co. Ltd.	68,356	386,356
SK Telecom Co. Ltd.	11,903	2,940,711
STX Pan Ocean Co. Ltd. (Korea) (a)	128,228	667,511
Woori Bank	178,460	3,043,557
Woori Investment & Securities Co. Ltd.	86,040	1,087,086
Yuhan Corp.	5,168	1,091,342

TOTAL KOREA (SOUTH)		417,638,725

Malaysia - 2.2%
AirAsia Bhd	817,900	617,031
Alliance Financial Group Bhd	550,900	505,673
AMMB Holdings Bhd	1,039,400	1,201,689
Astro Malaysia Holdings Bhd	854,624	514,990
Axiata Group Bhd	1,597,037	1,727,031
British American Tobacco (Malaysia) Bhd	81,300	835,502
Bumiputra-Commerce Holdings Bhd	2,405,420	3,679,902
Dialog Group Bhd	1,864,465	840,457
DiGi.com Bhd	2,015,400	2,259,470
Felda Global Ventures Holdings Bhd	859,800	327,332
Gamuda Bhd	977,200	1,209,660
Genting Bhd	1,292,000	2,933,140
Genting Malaysia Bhd	1,697,740	2,379,176
Genting Plantations Bhd	116,900	292,694
Hap Seng Consolidated Bhd	372,400	791,508
Hartalega Holdings Bhd	394,500	651,434
Hong Leong Bank Bhd	373,000	1,367,768
Hong Leong Credit Bhd	139,700	558,604
IHH Healthcare Bhd	1,447,787	1,995,082
IJM Corp. Bhd	1,760,600	1,426,902
IOI Corp. Bhd	1,323,600	1,381,874
IOI Properties Group Bhd	1,326,025	650,392
Kuala Lumpur Kepong Bhd	287,400	1,664,725
Malayan Banking Bhd	2,083,027	4,641,382
Malaysia Airports Holdings Bhd	456,900	933,756
Maxis Bhd	1,082,500	1,428,501
MISC Bhd	746,100	1,287,791
Petronas Chemicals Group Bhd	1,432,600	2,325,486
Petronas Dagangan Bhd	160,126	889,360
Petronas Gas Bhd	426,100	1,865,027
PPB Group Bhd	257,800	1,015,183
Public Bank Bhd	1,701,357	8,058,746
RHB Capital Bhd	439,960	513,792
RHB Capital Bhd	141,500	0
SapuraKencana Petroleum Bhd	2,106,800	757,789
Sime Darby Bhd	1,399,049	3,087,940
Telekom Malaysia Bhd	626,300	930,344
Tenaga Nasional Bhd	1,995,472	6,580,886
UMW Holdings Bhd	230,000	313,185
UMW Oil & Gas Corp. Bhd (a)	237,176	16,619
Westports Holdings Bhd	619,700	539,876
YTL Corp. Bhd	2,409,800	787,976
YTL Power International Bhd	996,500	325,844

TOTAL MALAYSIA		66,111,519

Malta - 0.0%
Brait SA	214,686	1,024,824
Mexico - 3.6%
Alfa SA de CV Series A	1,770,400	2,454,345
America Movil S.A.B. de CV Series L	19,640,547	17,387,166
CEMEX S.A.B. de CV unit	8,571,886	8,281,783
Coca-Cola FEMSA S.A.B. de CV Series L	289,269	2,462,503
Compartamos S.A.B. de CV	553,800	842,093
El Puerto de Liverpool S.A.B. de CV Class C	106,610	958,697
Embotelladoras Arca S.A.B. de CV	257,000	1,905,286
Fibra Uno Administracion SA de CV	1,498,283	2,768,909
Fomento Economico Mexicano S.A.B. de CV unit	1,141,891	11,531,480
Gruma S.A.B. de CV Series B	123,405	1,704,483
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	204,427	2,340,935
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	118,580	2,532,793
Grupo Bimbo S.A.B. de CV Series A	972,470	2,458,693
Grupo Carso SA de CV Series A1	334,100	1,393,264
Grupo Financiero Banorte S.A.B. de CV Series O	1,463,081	9,699,358
Grupo Financiero Inbursa S.A.B. de CV Series O	1,369,000	2,473,851
Grupo Financiero Santander Mexico S.A.B. de CV	1,071,500	2,200,480
Grupo Lala S.A.B. de CV	354,300	698,550
Grupo Mexico SA de CV Series B	2,242,654	7,305,238
Grupo Televisa SA de CV	1,440,993	7,680,709
Industrias Penoles SA de CV	79,355	1,950,923
Infraestructura Energetica Nova S.A.B. de CV	308,300	1,747,538
Kimberly-Clark de Mexico SA de CV Series A	870,227	1,751,941
Mexichem S.A.B. de CV	628,020	1,789,606
Promotora y Operadora de Infraestructura S.A.B. de CV	151,890	1,667,825
Wal-Mart de Mexico SA de CV Series V	3,083,656	7,115,663

TOTAL MEXICO		105,104,112

Netherlands - 0.3%
Steinhoff International Holdings NV (South Africa)	1,752,519	8,776,724
Pakistan - 0.1%
Engro Corp. Ltd.	150,000	461,641
Habib Bank Ltd.	355,000	795,752
Lucky Cement Ltd. (a)	75,000	503,688
MCB Bank Ltd.	225,000	440,991
Oil & Gas Development Co. Ltd.	527,500	782,792
United Bank Ltd.	247,500	488,566

TOTAL PAKISTAN		3,473,430

Peru - 0.1%
Compania de Minas Buenaventura SA sponsored ADR	114,687	1,403,769
Philippines - 1.1%
Aboitiz Equity Ventures, Inc.	1,153,640	1,737,575
Aboitiz Power Corp.	844,855	653,420
Alliance Global Group, Inc.	2,267,100	645,611
Ayala Corp.	142,291	2,440,838
Ayala Land, Inc.	4,310,943	3,590,600
Bank of the Philippine Islands (BPI)	444,980	923,034
BDO Unibank, Inc.	1,144,361	2,857,158
DMCI Holdings, Inc.	2,182,600	696,860
Globe Telecom, Inc.	18,690	784,279
GT Capital Holdings, Inc.	49,735	1,196,378
International Container Terminal Services, Inc.	278,730	590,338
JG Summit Holdings, Inc.	1,677,910	2,645,339
Jollibee Food Corp.	255,153	1,138,489
Megaworld Corp.	6,586,100	626,924
Metro Pacific Investments Corp.	8,312,900	1,119,355
Metropolitan Bank & Trust Co.	373,960	645,193
Philippine Long Distance Telephone Co.	55,830	1,812,432
PNOC Energy Development Corp.	8,377,700	991,847
Robinsons Land Corp.	972,100	495,438
Security Bank Corp.	62,830	291,560
SM Investments Corp.	138,485	2,216,265
SM Prime Holdings, Inc.	5,047,700	3,493,530
Universal Robina Corp.	517,798	1,653,224

TOTAL PHILIPPINES		33,245,687

Poland - 1.3%
Alior Bank SA (a)	54,930	979,215
Bank Handlowy w Warszawie SA	16,070	317,311
Bank Millennium SA (a)	350,116	750,718
Bank Polska Kasa Opieki SA	93,302	3,316,136
Bank Zachodni WBK SA	20,929	2,212,074
BRE Bank SA (a)	9,016	1,140,869
Cyfrowy Polsat SA	127,601	908,457
Eurocash SA	37,656	372,083
Grupa Lotos SA	52,129	703,414
Jastrzebska Spolka Weglowa SA (a)	29,533	679,898
KGHM Polska Miedz SA (Bearer)	83,769	2,849,183
LPP SA	739	1,438,643
NG2 SA	15,265	1,035,851
Polish Oil & Gas Co. SA	1,021,350	1,897,412
Polska Grupa Energetyczna SA	480,748	1,751,456
Polski Koncern Naftowy Orlen SA	174,726	5,167,798
Powszechna Kasa Oszczednosci Bank SA	543,358	5,565,425
Powszechny Zaklad Ubezpieczen SA	349,915	4,310,015
Synthos SA	326,910	403,666
Tauron Polska Energia SA (a)	830,010	879,466
Telekomunikacja Polska SA	373,433	566,004
Zaklady Azotowe w Tarnowie-Moscicach SA	24,680	483,202

TOTAL POLAND		37,728,296

Qatar - 0.7%
Barwa Real Estate Co.	57,379	527,179
Doha Bank	95,575	813,795
Ezdan Holding Group	483,079	1,731,561
Industries Qatar QSC	92,787	2,454,271
Masraf al Rayan	210,917	2,421,570
Qatar Electricity & Water Co.	15,908	861,215
Qatar Gas Transport Co. Ltd. (Nakilat)	147,871	734,735
Qatar Insurance Co. SAQ	78,772	1,514,534
Qatar Islamic Bank	33,292	882,422
Qatar National Bank SAQ	134,343	5,092,174
Qatar Telecom (Qtel) Q.S.C. (a)	47,194	1,241,828
The Commercial Bank of Qatar (a)	114,769	983,532

TOTAL QATAR		19,258,816

Russia - 2.9%
Alrosa Co. Ltd.	1,475,912	2,064,894
Gazprom OAO	2,650,232	5,146,211
Gazprom OAO sponsored ADR (Reg. S)	1,799,956	7,001,829
Inter Rao Ues JSC	18,317,158	1,158,034
Lukoil PJSC	120,926	5,679,099
Lukoil PJSC sponsored ADR	128,658	5,991,603
Magnit OJSC GDR (Reg. S)	180,699	6,631,653
MMC Norilsk Nickel PJSC	16,128	2,408,815
MMC Norilsk Nickel PJSC sponsored ADR	212,418	3,151,221
Mobile TeleSystems OJSC sponsored ADR	294,741	2,525,930
Moscow Exchange MICEX-RTS OAO	867,917	1,553,947
NOVATEK OAO	39,735	403,863
NOVATEK OAO GDR (Reg. S)	48,979	5,123,203
Novolipetsk Steel OJSC	676,120	1,413,531
PhosAgro OJSC GDR (Reg. S)	69,210	955,098
Rosneft Oil Co. OJSC	296,079	1,541,552
Rosneft Oil Co. OJSC GDR (Reg. S)	388,106	1,990,984
Rostelecom PJSC	188,362	205,248
Rostelecom PJSC sponsored ADR	51,431	339,445
RusHydro PJSC	22,243,753	285,199
RusHydro PJSC ADR	416,625	520,781
Sberbank of Russia	3,074,205	8,467,991
Sberbank of Russia sponsored ADR	814,658	9,490,766
Severstal PAO	50,509	704,288
Severstal PAO GDR (Reg. S)	73,598	1,011,237
Sistema JSFC sponsored GDR	90,325	361,300
Surgutneftegas OJSC	3,626,312	1,614,525
Surgutneftegas OJSC sponsored ADR	49,000	213,297
Tatneft PAO	430,580	2,809,320
Tatneft PAO sponsored ADR	76,366	2,946,200
VTB Bank OJSC	1,300,725,150	1,298,550
VTB Bank OJSC sponsored GDR (Reg. S)	864,457	1,668,402

TOTAL RUSSIA		86,678,016

South Africa - 6.1%
Anglo American Platinum Ltd. (a)	30,849	755,357
AngloGold Ashanti Ltd.	237,451	2,398,158
Aspen Pharmacare Holdings Ltd.	229,775	4,816,666
Barclays Africa Group Ltd.	400,252	4,391,649
Bidcorp Ltd.	195,489	4,692,478
Bidvest Group Ltd.	194,999	2,481,220
Capitec Bank Holdings Ltd.	22,986	1,499,621
Coronation Fund Managers Ltd.	134,668	698,133
Discovery Ltd.	212,736	2,264,933
Exxaro Resources Ltd.	120,054	992,225
FirstRand Ltd.	1,984,320	7,808,543
Fortress Income Fund Ltd.:
Class A	545,419	729,640
Class B	481,358	1,395,267
Foschini Ltd.	126,313	1,453,887
Gold Fields Ltd.	468,498	1,868,958
Growthpoint Properties Ltd.	1,254,328	2,358,513
Hyprop Investments Ltd.	147,652	1,324,288
Impala Platinum Holdings Ltd. (a)	349,993	935,085
Imperial Holdings Ltd.	83,305	1,098,871
Investec Ltd.	160,089	1,197,137
Liberty Holdings Ltd.	69,222	593,590
Life Healthcare Group Holdings Ltd.	775,911	1,489,561
Massmart Holdings Ltd.	61,618	517,350
MMI Holdings Ltd.	595,296	932,779
Mondi Ltd.	70,471	1,829,853
Mr Price Group Ltd.	142,415	1,870,914
MTN Group Ltd.	998,228	8,975,057
Naspers Ltd. Class N	257,645	56,953,592
Nedbank Group Ltd.	130,651	2,171,808
Netcare Ltd.	595,765	1,109,819
Pick 'n Pay Stores Ltd.	214,955	1,034,263
Pioneer Foods Ltd.	76,255	810,879
PSG Group Ltd.	52,852	1,037,249
Rand Merchant Insurance Holdings Ltd.	397,008	1,265,545
Redefine Properties Ltd.	3,057,680	2,498,812
Remgro Ltd.	312,855	5,074,287
Resilient Property Income Fund Ltd.	164,178	1,632,468
RMB Holdings Ltd.	414,523	2,000,153
Sanlam Ltd.	822,121	4,139,067
Sappi Ltd.	327,352	2,168,726
Sasol Ltd.	325,996	9,826,179
Shoprite Holdings Ltd.	251,264	3,845,200
Sibanye Gold Ltd.	966,041	1,233,046
Spar Group Ltd.	111,859	1,401,765
Standard Bank Group Ltd.	761,730	9,463,572
Telkom SA Ltd.	155,900	769,519
Tiger Brands Ltd.	97,927	2,968,554
Truworths International Ltd.	253,550	1,454,492
Vodacom Group Ltd.	301,120	4,068,704
Woolworths Holdings Ltd.	598,964	2,863,301

TOTAL SOUTH AFRICA		181,160,733

Taiwan - 11.6%
Acer, Inc.	1,626,000	799,156
Advanced Semiconductor Engineering, Inc.	3,813,184	5,112,694
Advantech Co. Ltd.	197,993	1,497,341
Asia Cement Corp.	1,367,000	1,207,993
Asia Pacific Telecom Co. Ltd. (a)	1,232,000	436,294
ASUSTeK Computer, Inc.	411,502	3,827,039
AU Optronics Corp.	4,950,000	2,002,640
Catcher Technology Co. Ltd.	381,095	4,376,705
Cathay Financial Holding Co. Ltd.	4,813,033	7,837,337
Chang Hwa Commercial Bank	2,816,220	1,649,774
Cheng Shin Rubber Industry Co. Ltd.	1,119,000	2,262,851
Chicony Electronics Co. Ltd.	303,969	781,691
China Airlines Ltd.	1,438,000	441,663
China Development Finance Holding Corp.	7,884,000	2,377,112
China Life Insurance Co. Ltd.	2,067,640	2,186,404
China Steel Corp.	7,300,289	5,992,062
Chinatrust Financial Holding Co. Ltd.	10,374,778	6,661,394
Chunghwa Telecom Co. Ltd.	2,250,129	7,601,102
Compal Electronics, Inc.	2,520,000	1,672,243
Delta Electronics, Inc.	1,153,717	6,128,567
E.SUN Financial Holdings Co. Ltd.	4,851,605	3,091,012
ECLAT Textile Co. Ltd.	105,129	1,209,099
EVA Airways Corp.	1,187,350	575,706
Evergreen Marine Corp. (Taiwan) (a)	1,070,000	586,093
Far Eastern Textile Ltd.	1,832,000	1,506,734
Far EasTone Telecommunications Co. Ltd.	947,348	2,288,848
Feng Tay Enterprise Co. Ltd.	191,720	821,716
First Financial Holding Co. Ltd.	5,547,555	3,745,557
Formosa Chemicals & Fibre Corp.	1,714,149	5,162,672
Formosa Petrochemical Corp.	782,347	2,744,668
Formosa Plastics Corp.	2,447,085	7,337,732
Formosa Taffeta Co. Ltd.	474,000	469,066
Foxconn Technology Co. Ltd.	530,710	1,594,879
Fubon Financial Holding Co. Ltd.	3,920,846	6,086,074
Giant Manufacturing Co. Ltd.	174,000	858,065
GlobalWafers Co. Ltd.	81,000	639,378
Highwealth Construction Corp.	455,000	752,950
HIWIN Technologies Corp.	117,100	848,761
Hon Hai Precision Industry Co. Ltd. (Foxconn)	9,163,082	35,633,955
Hotai Motor Co. Ltd.	157,000	1,906,998
HTC Corp. (a)	395,000	937,348
Hua Nan Financial Holdings Co. Ltd.	4,240,348	2,477,027
Innolux Corp.	5,289,000	2,581,964
Inventec Corp.	1,466,000	1,171,752
Largan Precision Co. Ltd.	59,451	10,841,649
Lite-On Technology Corp.	1,211,044	1,957,984
MediaTek, Inc.	884,615	7,787,903
Mega Financial Holding Co. Ltd.	6,448,289	5,452,805
Merida Industry Co. Ltd.	120,000	573,897
Micro-Star International Co. Ltd.	397,000	1,030,128
Nan Ya Plastics Corp.	2,812,358	7,074,061
Nanya Technology Corp.	389,000	803,376
Nien Made Enterprise Co. Ltd.	82,000	1,000,083
Novatek Microelectronics Corp.	334,000	1,271,244
OBI Pharma, Inc. (a)	62,000	441,179
Pegatron Corp.	1,126,000	3,674,514
Phison Electronics Corp.	84,000	1,167,651
Pou Chen Corp.	1,274,391	1,720,868
Powertech Technology, Inc.	409,981	1,328,407
President Chain Store Corp.	335,000	2,838,372
Quanta Computer, Inc.	1,602,000	3,796,296
Realtek Semiconductor Corp.	273,000	1,021,000
Ruentex Development Co. Ltd. (a)	470,000	508,663
Ruentex Industries Ltd.	326,000	483,371
Shin Kong Financial Holding Co. Ltd.	4,798,000	1,281,499
Siliconware Precision Industries Co. Ltd.	1,211,000	1,992,990
Sinopac Holdings Co.	5,755,335	1,803,870
Standard Foods Corp.	333,670	887,887
Synnex Technology International Corp.	782,700	870,401
TaiMed Biologics, Inc. (a)	103,000	753,380
Taishin Financial Holdings Co. Ltd.	5,238,044	2,461,739
Taiwan Business Bank	2,255,050	639,619
Taiwan Cement Corp.	1,902,319	2,203,616
Taiwan Cooperative Financial Holding Co. Ltd.	4,467,450	2,439,654
Taiwan Fertilizer Co. Ltd.	459,000	622,847
Taiwan High Speed Rail Corp.	1,028,000	886,310
Taiwan Mobile Co. Ltd.	957,000	3,420,742
Taiwan Semiconductor Manufacturing Co. Ltd.	14,469,740	102,220,897
TECO Electric & Machinery Co. Ltd.	1,057,705	995,936
Transcend Information, Inc.	130,000	385,080
Unified-President Enterprises Corp.	2,813,332	5,381,873
United Microelectronics Corp.	7,049,000	3,233,385
Vanguard International Semiconductor Corp.	545,000	1,020,934
Wistron Corp.	1,507,687	1,521,933
WPG Holding Co. Ltd.	905,000	1,266,991
Yuanta Financial Holding Co. Ltd.	5,945,284	2,548,162
Yulon Motor Co. Ltd.	479,000	418,528

TOTAL TAIWAN		343,911,840

Thailand - 2.1%
Advanced Info Service PCL (For. Reg.)	614,100	3,423,303
Airports of Thailand PCL (For. Reg.)	2,523,400	3,905,312
Bangkok Bank PCL (For. Reg.)	141,500	784,540
Bangkok Dusit Medical Services PCL (For. Reg.)	2,222,900	1,275,897
Bangkok Expressway and Metro PCL	4,520,900	1,018,940
Banpu PCL (For. Reg.)	1,045,800	512,270
BEC World PCL (For. Reg.)	571,700	317,835
Berli Jucker PCL (For. Reg)	678,700	943,305
BTS Group Holdings PCL	3,491,800	902,423
Bumrungrad Hospital PCL (For. Reg.)	212,700	1,118,582
C.P. ALL PCL (For. Reg.)	2,921,700	5,333,893
Central Pattana PCL (For. Reg.)	791,800	1,653,723
Charoen Pokphand Foods PCL (For. Reg.)	1,859,400	1,374,581
Delta Electronics PCL (For. Reg.)	295,700	788,646
Electricity Generating PCL (For. Reg.)	77,500	507,716
Energy Absolute PCL	620,500	689,931
Glow Energy PCL (For. Reg.)	281,000	683,996
Home Product Center PCL (For. Reg.)	2,335,900	694,947
Indorama Ventures PCL (For. Reg.)	820,400	918,363
IRPC PCL (For. Reg.)	5,549,500	917,231
Kasikornbank PCL	119,900	713,422
Kasikornbank PCL (For. Reg.)	943,600	5,614,557
KCE Electronics PCL	158,600	412,270
Krung Thai Bank PCL (For. Reg.)	2,055,300	1,117,934
Minor International PCL (For. Reg.)	1,232,200	1,564,481
PTT Exploration and Production PCL (For. Reg.)	886,800	2,345,150
PTT Global Chemical PCL (For. Reg.)	1,259,600	2,715,920
PTT PCL (For. Reg.)	623,900	7,274,599
Robinsons Department Store PCL (For. Reg.)	274,100	479,808
Siam Cement PCL (For. Reg.)	242,800	3,691,999
Siam Commercial Bank PCL (For. Reg.)	1,039,100	4,590,257
Thai Oil PCL (For. Reg.)	481,400	1,240,517
Thai Union Frozen Products PCL (For. Reg.)	1,110,100	677,206
TMB PCL (For. Reg.)	7,328,900	519,772
True Corp. PCL (For. Reg.) (a)	5,582,237	947,805

TOTAL THAILAND		61,671,131

Turkey - 1.2%
Akbank T.A.S.	1,296,175	3,852,413
Anadolu Efes Biracilik Ve Malt Sanayii A/S	132,842	779,081
Arcelik A/S	145,506	1,074,959
Aselsan A/S	116,440	796,041
Bim Birlesik Magazalar A/S JSC	121,919	2,376,474
Coca-Cola Icecek Sanayi A/S	48,215	582,249
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (a)	1,031,557	932,090
Eregli Demir ve Celik Fabrikalari T.A.S.	819,291	1,825,122
Ford Otomotiv Sanayi A/S	46,625	596,168
Haci Omer Sabanci Holding A/S	555,112	1,705,076
Koc Holding A/S	443,125	2,062,423
Petkim Petrokimya Holding A/S	374,456	684,147
TAV Havalimanlari Holding A/S	103,746	628,487
Tofas Turk Otomobil Fabrikasi A/S	70,739	621,091
Tupras Turkiye Petrol Rafinelleri A/S	72,674	2,238,442
Turk Hava Yollari AO (a)	333,082	835,698
Turk Sise ve Cam Fabrikalari A/S	485,146	620,330
Turk Telekomunikasyon A/S (a)	278,642	574,014
Turkcell Iletisim Hizmet A/S	524,471	1,916,461
Turkiye Garanti Bankasi A/S	1,361,375	4,077,143
Turkiye Halk Bankasi A/S	360,329	1,544,991
Turkiye Is Bankasi A/S Series C	930,157	2,000,736
Turkiye Vakiflar Bankasi TAO	435,062	870,285
Ulker Biskuvi Sanayi A/S	85,916	518,521
Yapi ve Kredi Bankasi A/S (a)	490,540	632,802

TOTAL TURKEY		34,345,244

United Arab Emirates - 0.7%
Abu Dhabi Commercial Bank PJSC	1,199,252	2,367,127
Aldar Properties PJSC	1,797,661	1,145,241
Damac Properties Dubai Co. PJSC (a)	1,123,302	1,223,291
DP World Ltd.	94,217	2,166,991
Dubai Islamic Bank Pakistan Ltd.	760,720	1,259,220
Dubai Parks and Resorts PJSC (a)	1,745,850	366,942
Emaar Malls Group PJSC	1,240,115	837,311
Emaar Properties PJSC	2,041,763	4,580,424
Emirates Telecommunications Corp.	1,015,098	5,181,821
National Bank of Abu Dhabi PJSC (a)	811,411	2,352,684

TOTAL UNITED ARAB EMIRATES		21,481,052

United Kingdom - 0.0%
Mediclinic International PLC	1	10
United States of America - 0.3%
Southern Copper Corp. (b)	49,215	1,936,118
Yum China Holdings, Inc.	225,775	8,080,487

TOTAL UNITED STATES OF AMERICA		10,016,605

TOTAL COMMON STOCKS
(Cost $2,237,920,191)		2,778,176,249

Nonconvertible Preferred Stocks - 4.0%
Brazil - 2.8%
Ambev SA sponsored ADR	85,700	521,056
Banco Bradesco SA:
(PN)	1,729,073	16,739,851
(PN) sponsored ADR	76,780	738,624
Braskem SA (PN-A)	101,900	1,219,199
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)	130,600	698,158
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN) (a)	95,400	2,218,000
Companhia Energetica de Minas Gerais (CEMIG) (PN) (a)	439,400	1,200,535
Companhia Paranaense de Energia-Copel (PN-B) (a)	59,800	496,871
Gerdau SA (PN)	537,700	1,838,114
Itau Unibanco Holding SA	1,840,314	22,024,634
Itau Unibanco Holding SA sponsored ADR	61,270	729,726
Itausa-Investimentos Itau SA (PN)	2,334,697	6,925,440
Lojas Americanas SA (PN)	419,532	2,108,187
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.) (a)	2,370,300	10,101,909
sponsored ADR (a)	64,000	563,840
Suzano Papel e Celulose SA	234,700	1,055,204
Telefonica Brasil SA	261,825	3,921,896
Vale SA (PN-A)	1,163,000	10,879,058

TOTAL BRAZIL		83,980,302

Chile - 0.1%
Embotelladora Andina SA Class B	141,817	646,022
Sociedad Quimica y Minera de Chile SA (PN-B)	55,243	2,264,675

TOTAL CHILE		2,910,697

Colombia - 0.2%
Bancolombia SA (PN)	259,094	2,837,237
Grupo Aval Acciones y Valores SA	2,081,555	920,137
Grupo de Inversiones Suramerica SA	59,921	828,341

TOTAL COLOMBIA		4,585,715

Korea (South) - 0.8%
AMOREPACIFIC Corp.	4,924	780,411
Hyundai Motor Co.	12,677	1,143,260
Hyundai Motor Co. Series 2	24,432	2,312,448
LG Chemical Ltd.	5,520	1,131,173
LG Household & Health Care Ltd.	1,323	753,681
Samsung Electronics Co. Ltd.	10,380	17,897,271

TOTAL KOREA (SOUTH)		24,018,244

Russia - 0.1%
AK Transneft OAO	265	800,008
Surgutneftegas OJSC	4,143,522	1,995,222

TOTAL RUSSIA		2,795,230

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $90,514,991)		118,290,188
	Principal Amount	Value

Government Obligations - 0.3%
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.62% 8/17/17(c)
(Cost $8,997,522)	9,000,000	8,996,112
	Shares	Value

Money Market Funds - 5.3%
Fidelity Cash Central Fund, 1.11% (d)	31,683,925	31,690,262
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	124,522,867	124,535,319
TOTAL MONEY MARKET FUNDS
(Cost $156,222,323)		156,225,581
TOTAL INVESTMENT PORTFOLIO - 103.6%
(Cost $2,493,655,027)		3,061,688,130
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(105,214,936)
NET ASSETS - 100%		$2,956,473,194

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,128 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Sept. 2017	60,037,800	$1,796,722

The face value of futures purchased as a percentage of Net Assets is 2%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,183,057.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$238,018
Fidelity Securities Lending Cash Central Fund	147,291
Total	$385,309

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$303,529,266	$246,575,674	$56,953,592	$--
Consumer Staples	189,694,898	189,571,116	--	123,782
Energy	189,255,065	150,388,263	38,866,802	--
Financials	688,646,003	632,384,145	55,554,514	707,344
Health Care	65,561,336	63,352,094	2,209,242	--
Industrials	162,513,298	162,513,298	--	--
Information Technology	778,148,216	507,953,483	270,194,733	--
Materials	210,213,836	184,253,887	25,959,949	--
Real Estate	82,112,980	82,112,980	--	--
Telecommunication Services	152,448,580	87,727,538	64,721,042	--
Utilities	74,342,959	66,674,455	7,668,504	--
Government Obligations	8,996,112	--	8,996,112	--
Money Market Funds	156,225,581	156,225,581	--	--
Total Investments in Securities:	$3,061,688,130	$2,529,732,514	$531,124,490	$831,126
Derivative Instruments:
Assets
Futures Contracts	$1,796,722	$1,796,722	$--	$--
Total Assets	$1,796,722	$1,796,722	$--	$--
Total Derivative Instruments:	$1,796,722	$1,796,722	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$37,458,893
Level 2 to Level 1	$28,853,113

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $2,495,729,912. Net unrealized appreciation aggregated $565,958,218, of which $618,355,153 related to appreciated investment securities and $52,396,935 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Sustainability Index Fund

July 31, 2017

ISY-QTLY-0917
1.9883820.100

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.9%
	Shares	Value
Australia - 6.2%
AGL Energy Ltd.	599	$11,549
Amcor Ltd.	1,026	12,591
AMP Ltd.	2,856	12,315
APA Group unit	1,152	7,944
ASX Ltd.	172	7,196
Aurizon Holdings Ltd.	2,020	8,112
Australia & New Zealand Banking Group Ltd.	2,672	63,337
Bendigo & Adelaide Bank Ltd.	435	3,870
BlueScope Steel Ltd.	451	4,755
Boral Ltd.	1,124	6,222
Brambles Ltd.	1,495	11,051
Caltex Australia Ltd.	234	5,829
Coca-Cola Amatil Ltd.	516	3,401
Cochlear Ltd.	54	6,171
Commonwealth Bank of Australia	1,568	105,031
Computershare Ltd.	387	4,356
DEXUS Property Group unit	1,021	7,662
Flight Centre Travel Group Ltd.	37	1,288
Goodman Group unit	1,743	11,099
Healthscope Ltd.	1,939	3,227
Insurance Australia Group Ltd.	2,276	12,145
Lendlease Group unit	500	6,740
Macquarie Group Ltd.	296	20,325
Mirvac Group unit	3,553	6,168
National Australia Bank Ltd.	2,432	58,271
Newcrest Mining Ltd.	729	11,781
Ramsay Health Care Ltd.	122	6,889
Scentre Management Ltd. A/S Trustee South Carolina unit	4,654	15,377
SEEK Ltd.	316	4,323
South32 Ltd.	4,643	10,809
SP AusNet	2,254	2,948
Stockland Corp. Ltd. unit	2,425	8,148
Sydney Airport unit	1,093	5,885
Telstra Corp. Ltd.	3,753	12,312
The GPT Group unit	1,485	5,691
Transurban Group unit	1,919	17,517
Wesfarmers Ltd.	1,010	32,910
Westpac Banking Corp.	3,062	78,051
Woodside Petroleum Ltd.	730	17,035

TOTAL AUSTRALIA		630,331

Austria - 0.1%
OMV AG	116	6,567
Bailiwick of Jersey - 0.4%
Petrofac Ltd.	112	661
Wolseley PLC	222	13,255
WPP PLC	1,201	24,493

TOTAL BAILIWICK OF JERSEY		38,409

Belgium - 0.3%
Colruyt NV	67	3,758
KBC Groep NV	227	18,811
Umicore SA	89	7,152

TOTAL BELGIUM		29,721

Bermuda - 0.2%
Alibaba Pictures Group Ltd. (a)	10,000	1,690
Beijing Enterprises Water Group Ltd.	4,000	3,324
Brilliance China Automotive Holdings Ltd.	4,000	10,130
GOME Electrical Appliances Holdings Ltd.	7,000	842
Haier Electronics Group Co. Ltd.	1,000	2,580
Li & Fung Ltd.	2,000	732
Shangri-La Asia Ltd.	2,000	3,252
Yue Yuen Industrial (Holdings) Ltd.	500	2,064

TOTAL BERMUDA		24,614

Brazil - 0.8%
BM&F BOVESPA SA	1,700	11,170
BR Malls Participacoes SA	900	3,810
Brasil Foods SA	500	5,920
Cielo SA	1,300	10,881
Cosan SA Industria e Comercio	100	1,158
CPFL Energia SA	100	861
EDP Energias do Brasil SA (a)	500	2,304
Embraer SA	700	3,540
ENGIE Brasil Energia SA	100	1,122
Fibria Celulose SA	300	3,182
Hypermarcas SA	300	2,693
Klabin SA unit	600	3,079
Kroton Educacional SA	1,100	5,319
Localiza Rent A Car SA	100	1,664
Lojas Renner SA	600	5,638
M. Dias Branco SA	100	1,628
Multiplan Empreendimentos Imobiliarios SA	100	2,305
Natura Cosmeticos SA	100	803
TIM Participacoes SA	1,000	3,412
Ultrapar Participacoes SA	300	7,119
Weg SA	600	3,644

TOTAL BRAZIL		81,252

Canada - 6.9%
Agnico Eagle Mines Ltd. (Canada)	205	9,571
Agrium, Inc.	133	13,309
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	387	18,351
AltaGas Ltd.	199	4,632
ARC Resources Ltd.	269	3,709
ATCO Ltd. Class I (non-vtg.)	80	2,978
Bank of Montreal	600	45,507
Bank of Nova Scotia	1,109	69,088
BlackBerry Ltd. (a)	438	4,107
CAE, Inc.	190	3,220
Canadian Imperial Bank of Commerce	400	34,721
Canadian National Railway Co.	681	53,814
Canadian Tire Ltd. Class A (non-vtg.)	54	6,164
Canadian Utilities Ltd. Class A (non-vtg.)	109	3,460
Cenovus Energy, Inc.	1,048	8,801
CGI Group, Inc. Class A (sub. vtg.) (a)	226	11,933
Empire Co. Ltd. Class A (non-vtg.)	186	3,023
Enbridge, Inc.	1,523	63,131
Encana Corp.	940	9,462
Finning International, Inc.	171	3,441
First Capital Realty, Inc.	200	3,273
Fortis, Inc.	356	12,981
Franco-Nevada Corp.	163	11,810
Gildan Activewear, Inc.	190	5,726
Hydro One Ltd.	259	4,645
Jean Coutu Group, Inc. Class A (sub. vtg.)	93	1,550
Kinross Gold Corp. (a)	862	3,554
Loblaw Companies Ltd.	210	11,437
Magna International, Inc. Class A (sub. vtg.)	341	16,263
Metro, Inc. Class A (sub. vtg.)	185	6,266
National Bank of Canada	301	13,556
Open Text Corp.	221	7,392
Pembina Pipeline Corp.	410	13,973
Potash Corp. of Saskatchewan, Inc.	737	13,182
PrairieSky Royalty Ltd.	157	3,899
Rogers Communications, Inc. Class B (non-vtg.)	335	17,420
Shaw Communications, Inc. Class B	355	7,904
Sun Life Financial, Inc.	582	22,304
Suncor Energy, Inc.	1,578	51,476
Teck Resources Ltd. Class B (sub. vtg.)	520	11,286
TELUS Corp.	180	6,501
The Toronto-Dominion Bank	1,703	87,790

TOTAL CANADA		706,610

Cayman Islands - 2.4%
AAC Technology Holdings, Inc.	500	6,728
Anta Sports Products Ltd.	1,000	3,431
Chailease Holding Co. Ltd.	1,000	2,873
China Conch Venture Holdings Ltd.	1,500	2,788
China Medical System Holdings Ltd.	1,000	1,708
GCL-Poly Energy Holdings Ltd. (a)	18,000	1,913
Geely Automobile Holdings Ltd.	5,000	11,561
Shenzhou International Group Holdings Ltd.	1,000	6,689
Tencent Holdings Ltd.	5,200	207,553

TOTAL CAYMAN ISLANDS		245,244

Chile - 0.3%
Aguas Andinas SA	1,761	1,111
Compania de Petroleos de Chile SA (COPEC)	452	5,513
Empresa Nacional de Telecomunicaciones SA (ENTEL)	95	1,082
Empresas CMPC SA	934	2,386
Enersis SA	29,952	6,049
LATAM Airlines Group SA	297	3,489
S.A.C.I. Falabella	670	6,190

TOTAL CHILE		25,820

China - 1.6%
Air China Ltd. (H Shares)	2,000	1,808
BYD Co. Ltd. (H Shares)	500	3,117
China CITIC Bank Corp. Ltd. (H Shares)	8,000	5,193
China Construction Bank Corp. (H Shares)	77,000	64,078
China Everbright Bank Co. Ltd. (H Shares)	2,000	970
China Longyuan Power Grid Corp. Ltd. (H Shares)	1,000	732
China Merchants Bank Co. Ltd. (H Shares)	3,500	11,516
China Minsheng Banking Corp. Ltd. (H Shares)	5,000	5,031
China Shenhua Energy Co. Ltd. (H Shares)	3,000	7,474
China Southern Airlines Ltd. (H Shares)	2,000	1,526
China Vanke Co. Ltd. (H Shares)	1,300	3,836
CRRC Corp. Ltd. (H Shares)	2,000	1,787
Dongfeng Motor Group Co. Ltd. (H Shares)	2,000	2,450
Guangzhou Automobile Group Co. Ltd. (H Shares)	2,000	4,297
Huaneng Renewables Corp. Ltd. (H Shares)	2,000	609
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	5,000	37,096
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	4,000	3,226
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	500	1,831
Shanghai Pharma Holding Co. Ltd. (H Shares)	400	1,060
Sinopharm Group Co. Ltd. (H Shares)	800	3,354
Zhejiang Expressway Co. Ltd. (H Shares)	2,000	2,497

TOTAL CHINA		163,488

Colombia - 0.0%
Cementos Argos SA	249	992
Interconexion Electrica SA ESP	216	990
Inversiones Argos SA (a)	147	1,057

TOTAL COLOMBIA		3,039

Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	142	2,577
Komercni Banka A/S	69	2,976

TOTAL CZECH REPUBLIC		5,553

Denmark - 1.4%
Christian Hansen Holding A/S	88	7,088
Coloplast A/S Series B	117	10,051
Genmab A/S (a)	50	11,373
ISS Holdings A/S	141	5,784
Novo Nordisk A/S Series B	1,660	70,599
Novozymes A/S Series B	214	9,885
Pandora A/S	98	11,278
Tryg A/S	52	1,173
Vestas Wind Systems A/S	201	19,645

TOTAL DENMARK		146,876

Egypt - 0.0%
Commercial International Bank SAE sponsored GDR	748	3,456
Finland - 0.5%
Neste Oyj	125	5,420
Nokian Tyres PLC	132	5,388
Orion Oyj (B Shares)	96	4,856
Stora Enso Oyj (R Shares)	554	7,411
UPM-Kymmene Corp.	512	13,946
Wartsila Corp.	139	9,239

TOTAL FINLAND		46,260

France - 6.0%
Accor SA	175	8,133
Aeroports de Paris	25	4,234
Air Liquide SA	361	44,316
AXA SA	1,747	51,595
BIC SA	29	3,401
Capgemini SA	165	17,970
Carrefour SA	516	12,403
Casino Guichard Perrachon SA	57	3,478
CNP Assurances	157	3,791
Compagnie de St. Gobain	451	25,034
Danone SA	540	40,295
Essilor International SA	188	23,836
Eurazeo SA	29	2,367
Gecina SA	40	6,042
Gecina SA rights 8/2/17 (a)	27	80
Imerys SA	12	1,040
JCDecaux SA	93	3,309
Kering SA	66	23,088
L'Oreal SA	234	48,504
Lagardere S.C.A. (Reg.)	112	3,679
Michelin CGDE Series B	155	20,993
Natixis SA	886	6,443
Orange SA	1,839	30,945
Renault SA	171	15,417
Rexel SA	332	5,261
Schneider Electric SA	513	40,262
Suez Environnement SA	297	5,372
Total SA	2,183	111,014
Unibail-Rodamco	87	21,767
Vivendi SA	950	21,958
Wendel SA	23	3,463

TOTAL FRANCE		609,490

Germany - 5.9%
adidas AG	171	39,069
Allianz SE	408	86,968
BASF AG	847	80,806
Bayerische Motoren Werke AG (BMW)	325	29,898
Beiersdorf AG	94	10,315
Commerzbank AG (a)	1,003	13,156
Deutsche Borse AG	178	18,629
Deutsche Post AG	897	34,829
Evonik Industries AG	174	5,932
Fraport AG Frankfurt Airport Services Worldwide	36	3,606
HeidelbergCement Finance AG	131	12,999
Henkel AG & Co. KGaA	90	11,336
Merck KGaA	110	12,091
Metro Wholesale & Food Specialist AG (a)	119	2,404
Muenchener Rueckversicherungs AG	145	31,146
OSRAM Licht AG	61	5,092
ProSiebenSat.1 Media AG	227	9,070
SAP AG	899	95,191
Siemens AG	699	94,855
Symrise AG	126	8,835

TOTAL GERMANY		606,227

Greece - 0.0%
Hellenic Telecommunications Organization SA	141	1,799
Titan Cement Co. SA (Reg.)	69	1,925

TOTAL GREECE		3,724

Hong Kong - 2.0%
BOC Hong Kong (Holdings) Ltd.	3,500	17,229
China Everbright International Ltd.	3,000	3,918
China Everbright Ltd.	2,000	4,558
China Mobile Ltd.	5,500	58,790
CLP Holdings Ltd.	1,500	15,987
CSPC Pharmaceutical Group Ltd.	4,000	6,238
Hang Lung Properties Ltd.	2,000	4,983
Hang Seng Bank Ltd.	600	13,059
Henderson Land Development Co. Ltd.	1,100	6,366
Hong Kong & China Gas Co. Ltd.	6,400	12,110
Hong Kong Exchanges and Clearing Ltd.	1,000	28,525
Hysan Development Co. Ltd.	1,000	4,839
Lenovo Group Ltd.	8,000	4,957
MTR Corp. Ltd.	1,500	8,671
Swire Pacific Ltd. (A Shares)	500	4,987
Swire Properties Ltd.	1,000	3,457

TOTAL HONG KONG		198,674

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	37	3,202
OTP Bank PLC	205	7,630

TOTAL HUNGARY		10,832

India - 0.3%
Axis Bank Ltd.	247	2,000
Housing Development Finance Corp. Ltd.	299	8,336
ICICI Bank Ltd.	426	2,004
Infosys Ltd.	388	6,096
Reliance Industries Ltd.	370	9,312
Tata Consultancy Services Ltd.	86	3,339
Tata Motors Ltd.	324	2,244

TOTAL INDIA		33,331

Indonesia - 0.9%
PT Adaro Energy Tbk	8,300	1,112
PT Astra International Tbk	17,300	10,355
PT Bank Central Asia Tbk	8,400	11,789
PT Bank Danamon Indonesia Tbk Series A	5,500	2,353
PT Bank Mandiri (Persero) Tbk	8,100	8,298
PT Bank Negara Indonesia (Persero) Tbk	7,400	4,138
PT Bank Rakyat Indonesia Tbk	10,000	11,089
PT Indofood CBP Sukses Makmur Tbk	1,600	1,003
PT Indofood Sukses Makmur Tbk	5,100	3,206
PT Kalbe Farma Tbk	24,400	3,177
PT Matahari Department Store Tbk	3,200	3,044
PT Perusahaan Gas Negara Tbk Series B	5,500	929
PT Surya Citra Media Tbk	4,700	832
PT Telkomunikasi Indonesia Tbk Series B	48,200	16,941
PT Unilever Indonesia Tbk	1,300	4,776
PT United Tractors Tbk	1,700	3,840

TOTAL INDONESIA		86,882

Ireland - 0.5%
CRH PLC	760	26,677
DCC PLC (United Kingdom)	91	8,002
Kerry Group PLC Class A	146	13,196

TOTAL IRELAND		47,875

Isle of Man - 0.1%
NEPI Rockcastle PLC (a)	394	5,248
Israel - 0.2%
Bank Hapoalim BM (Reg.)	866	5,999
Bank Leumi le-Israel BM	1,436	6,899
Mizrahi Tefahot Bank Ltd.	176	3,180

TOTAL ISRAEL		16,078

Italy - 0.8%
Assicurazioni Generali SpA	1,155	20,961
Intesa Sanpaolo SpA	10,128	34,865
Intesa Sanpaolo SpA (Risparmio Shares)	2,422	7,741
Snam Rete Gas SpA	2,091	9,891
Terna SpA	1,244	7,107
Unipolsai SpA	1,341	3,107

TOTAL ITALY		83,672

Japan - 14.1%
AEON Co. Ltd.	500	7,540
AEON Financial Service Co. Ltd.	100	2,178
AEON MALL Co. Ltd.	100	1,906
Aisin Seiki Co. Ltd.	200	10,431
Ajinomoto Co., Inc.	500	10,064
Alfresa Holdings Corp.	100	1,843
All Nippon Airways Ltd.	1,000	3,433
Amada Holdings Co. Ltd.	300	3,431
Asahi Glass Co. Ltd.	200	8,436
Asahi Kasei Corp.	1,000	11,470
Asics Corp.	100	1,820
Astellas Pharma, Inc.	2,000	25,471
Benesse Holdings, Inc.	100	3,832
Casio Computer Co. Ltd.	100	1,640
Central Japan Railway Co.	100	16,101
Chugai Pharmaceutical Co. Ltd.	200	8,046
Daicel Chemical Industries Ltd.	300	3,916
Daikin Industries Ltd.	200	21,225
Dainippon Sumitomo Pharma Co. Ltd.	100	1,404
Daiwa House Industry Co. Ltd.	500	17,457
DENSO Corp.	400	19,252
Dentsu, Inc.	200	9,361
East Japan Railway Co.	300	28,165
Eisai Co. Ltd.	200	10,738
Fast Retailing Co. Ltd.	100	30,042
Fujifilm Holdings Corp.	400	14,705
Fujitsu Ltd.	2,000	14,943
Hino Motors Ltd.	300	3,540
Hitachi Chemical Co. Ltd.	100	2,853
Hitachi Construction Machinery Co. Ltd.	100	2,871
Hitachi High-Technologies Corp.	100	3,692
Hitachi Metals Ltd.	100	1,395
Honda Motor Co. Ltd.	1,600	44,787
Hulic Co. Ltd.	300	3,170
INPEX Corp.	800	7,786
Kajima Corp.	1,000	8,726
Kansai Paint Co. Ltd.	200	4,592
Kao Corp.	500	30,450
Kawasaki Heavy Industries Ltd.	1,000	3,193
KDDI Corp.	1,700	45,045
Keio Corp.	1,000	8,381
Keyence Corp.	100	46,279
Kikkoman Corp.	100	3,066
Kobe Steel Ltd. (a)	300	3,761
Komatsu Ltd.	800	21,454
Konica Minolta, Inc.	400	3,316
Kubota Corp.	900	15,670
Kuraray Co. Ltd.	300	5,851
Kurita Water Industries Ltd.	100	2,848
Kyocera Corp.	300	18,265
Kyowa Hakko Kirin Co., Ltd.	200	3,632
Lawson, Inc.	100	6,812
Marui Group Co. Ltd.	100	1,362
Mazda Motor Corp.	500	7,516
McDonald's Holdings Co. (Japan) Ltd.	100	4,068
Miraca Holdings, Inc.	100	4,572
Mitsubishi Corp.	1,400	30,433
Mitsubishi Electric Corp.	1,700	26,376
Mitsubishi Estate Co. Ltd.	1,100	20,015
Mitsubishi Materials Corp.	100	3,365
Mitsubishi UFJ Lease & Finance Co. Ltd.	200	1,067
Mitsui Chemicals, Inc.	1,000	5,715
Mitsui Fudosan Co. Ltd.	800	18,392
Mitsui OSK Lines Ltd.	1,000	3,120
Mizuho Financial Group, Inc.	21,900	38,946
Murata Manufacturing Co. Ltd.	200	31,167
Nabtesco Corp.	100	3,252
NEC Corp.	2,000	5,442
NGK Insulators Ltd.	200	4,031
NGK Spark Plug Co. Ltd.	100	2,028
Nikon Corp.	300	5,293
Nippon Express Co. Ltd.	1,000	6,395
Nippon Prologis REIT, Inc.	1	2,109
Nippon Yusen KK (a)	1,000	1,914
Nissan Motor Co. Ltd.	2,100	20,851
Nitto Denko Corp.	200	17,884
NKSJ Holdings, Inc.	300	11,788
Nomura Real Estate Holdings, Inc.	100	1,985
Nomura Research Institute Ltd.	200	7,492
NSK Ltd.	400	5,181
NTT DOCOMO, Inc.	1,200	27,866
Obayashi Corp.	500	6,023
OMRON Corp.	200	9,996
Oriental Land Co. Ltd.	200	14,502
Osaka Gas Co. Ltd.	2,000	8,009
Panasonic Corp.	2,000	27,547
Resona Holdings, Inc.	2,000	10,312
Santen Pharmaceutical Co. Ltd.	400	5,649
Secom Co. Ltd.	200	15,016
Sekisui Chemical Co. Ltd.	300	5,530
Sekisui House Ltd.	500	8,669
Seven & i Holdings Co. Ltd.	700	28,213
Shimadzu Corp.	200	3,940
SHIMIZU Corp.	400	4,231
Shin-Etsu Chemical Co. Ltd.	400	36,682
Shionogi & Co. Ltd.	300	16,044
Shiseido Co. Ltd.	400	14,150
Showa Shell Sekiyu K.K.	100	1,089
Sony Corp.	1,200	49,301
Stanley Electric Co. Ltd.	100	3,311
Subaru Corp.	600	21,737
Sumitomo Chemical Co. Ltd.	1,000	5,878
Sumitomo Corp.	1,000	13,529
Sumitomo Electric Industries Ltd.	600	9,728
Sumitomo Heavy Industries Ltd.	1,000	7,311
Sumitomo Metal Mining Co. Ltd.	1,000	15,134
Sumitomo Mitsui Trust Holdings, Inc.	300	11,032
Sumitomo Rubber Industries Ltd.	100	1,738
Suntory Beverage & Food Ltd.	100	4,907
Suzuken Co. Ltd.	100	3,343
Sysmex Corp.	200	11,465
T&D Holdings, Inc.	500	7,402
Takeda Pharmaceutical Co. Ltd.	600	31,740
TDK Corp.	100	7,211
Teijin Ltd.	100	2,012
Toho Co. Ltd.	100	3,606
Tokyo Electron Ltd.	100	14,128
Tokyo Gas Co. Ltd.	2,000	10,615
Tokyu Corp.	500	7,361
Tokyu Fudosan Holdings Corp.	600	3,603
Toray Industries, Inc.	1,400	12,661
Toto Ltd.	100	4,032
Toyo Suisan Kaisha Ltd.	100	3,637
Toyota Tsusho Corp.	200	6,440
USS Co. Ltd.	100	2,020
West Japan Railway Co.	100	7,182
Yakult Honsha Co. Ltd.	100	6,821
Yamada Denki Co. Ltd.	600	3,206
Yamaha Corp.	200	7,075
Yamaha Motor Co. Ltd.	200	5,043
Yaskawa Electric Corp.	200	5,372
Yokogawa Electric Corp.	200	3,372

TOTAL JAPAN		1,438,465

Korea (South) - 2.9%
AMOREPACIFIC Corp.	30	7,594
AMOREPACIFIC Group, Inc.	29	3,146
BS Financial Group, Inc.	118	1,191
Cheil Industries, Inc.	64	7,943
CJ CheilJedang Corp.	10	3,304
CJ Corp.	18	3,118
Coway Co. Ltd.	51	4,513
Daelim Industrial Co.	14	1,146
DGB Financial Group Co. Ltd.	229	2,443
GS Engineering & Construction Corp. (a)	38	1,081
GS Holdings Corp.	54	3,636
Hana Financial Group, Inc.	266	12,113
Hankook Tire Co. Ltd.	67	3,739
Hanon Systems	133	1,217
Hanssem Co. Ltd.	5	786
Hanwha Chemical Corp.	119	3,581
Hanwha Techwin Co. Ltd. (a)	24	855
Hotel Shilla Co.	21	1,219
Hyosung Corp.	23	3,440
Hyundai Engineering & Construction Co. Ltd.	78	3,155
Hyundai Fire & Marine Insurance Co. Ltd.	30	1,216
Hyundai Heavy Industries Co. Ltd. (a)	31	4,830
Hyundai Industrial Development & Construction Co.	73	2,780
Hyundai Mobis	66	14,497
Industrial Bank of Korea	232	3,201
KB Financial Group, Inc.	387	20,561
Korea Gas Corp. (a)	23	1,031
Korean Air Lines Co. Ltd. (a)	35	1,113
LG Chemical Ltd.	28	8,200
LG Corp.	100	6,733
LG Display Co. Ltd.	209	5,893
LG Electronics, Inc.	98	5,872
LG Household & Health Care Ltd.	7	6,194
LG Innotek Co. Ltd.	9	1,205
Lotte Chemical Corp.	11	3,624
Lotte Shopping Co. Ltd.	13	3,053
NAVER Corp.	26	18,642
S-Oil Corp.	43	4,473
Samsung Card Co. Ltd.	31	1,099
Samsung Electro-Mechanics Co. Ltd.	44	3,681
Samsung Fire & Marine Insurance Co. Ltd.	34	8,865
Samsung Heavy Industries Co. Ltd.	302	3,020
Samsung Life Insurance Co. Ltd.	62	6,948
Samsung SDI Co. Ltd.	47	7,071
Samsung SDS Co. Ltd.	30	4,795
Shinhan Financial Group Co. Ltd.	431	20,468
SK C&C Co. Ltd.	28	6,788
SK Energy Co. Ltd.	55	8,668
SK Hynix, Inc.	533	31,411
SK Telecom Co. Ltd.	21	5,188
Woori Bank	306	5,219
Yuhan Corp.	5	1,056

TOTAL KOREA (SOUTH)		296,615

Luxembourg - 0.1%
SES SA (France) (depositary receipt)	354	8,329
Tenaris SA	394	6,234

TOTAL LUXEMBOURG		14,563

Malaysia - 0.6%
AMMB Holdings Bhd	800	925
Axiata Group Bhd	2,807	3,035
Bumiputra-Commerce Holdings Bhd	3,600	5,507
Dialog Group Bhd	2,300	1,037
DiGi.com Bhd	4,300	4,821
Hap Seng Consolidated Bhd	800	1,700
IHH Healthcare Bhd	1,400	1,929
Kuala Lumpur Kepong Bhd	200	1,158
Malayan Banking Bhd	3,300	7,353
Malaysia Airports Holdings Bhd	700	1,431
Maxis Bhd	2,300	3,035
MISC Bhd	1,900	3,279
Petronas Dagangan Bhd	300	1,666
PPB Group Bhd	300	1,181
Public Bank Bhd	3,000	14,210
RHB Capital Bhd	800	934
SapuraKencana Petroleum Bhd	2,200	791
Telekom Malaysia Bhd	700	1,040
Tenaga Nasional Bhd	3,000	9,894
YTL Corp. Bhd	2,900	948

TOTAL MALAYSIA		65,874

Mexico - 0.6%
Alfa SA de CV Series A	3,300	4,575
CEMEX S.A.B. de CV unit	13,100	12,657
Coca-Cola FEMSA S.A.B. de CV Series L	500	4,256
Compartamos S.A.B. de CV	600	912
El Puerto de Liverpool S.A.B. de CV Class C	100	899
Embotelladoras Arca S.A.B. de CV	500	3,707
Fomento Economico Mexicano S.A.B. de CV unit	1,700	17,168
Gruma S.A.B. de CV Series B	200	2,762
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	180	3,845
Grupo Bimbo S.A.B. de CV Series A	1,500	3,792
Industrias Penoles SA de CV	140	3,442
Infraestructura Energetica Nova S.A.B. de CV	700	3,968
Kimberly-Clark de Mexico SA de CV Series A	1,300	2,617

TOTAL MEXICO		64,600

Netherlands - 3.7%
AEGON NV	1,701	9,535
Akzo Nobel NV	234	21,185
ASML Holding NV (Netherlands)	336	50,669
CNH Industrial NV	974	11,300
EXOR NV	103	6,170
Gemalto NV	66	3,364
ING Groep NV (Certificaten Van Aandelen)	3,496	65,319
Koninklijke Ahold Delhaize NV	1,182	24,200
Koninklijke Boskalis Westminster NV	1	36
Koninklijke DSM NV	165	12,185
Koninklijke KPN NV	3,054	11,077
Koninklijke Philips Electronics NV	840	32,101
NN Group NV	273	11,082
QIAGEN NV (Germany)	191	6,359
RELX NV	900	18,904
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,489	86,775
Vopak NV	52	2,479

TOTAL NETHERLANDS		372,740

New Zealand - 0.2%
Auckland International Airport Ltd.	669	3,497
Contact Energy Ltd.	805	3,240
Fletcher Building Ltd.	617	3,702
Mercury Nz Ltd.	453	1,184
Meridian Energy Ltd.	1,459	3,156
Ryman Healthcare Group Ltd.	486	3,219

TOTAL NEW ZEALAND		17,998

Norway - 0.7%
DNB ASA	909	17,873
Marine Harvest ASA	326	6,074
Norsk Hydro ASA	1,155	7,455
Orkla ASA	817	8,416
Statoil ASA	1,107	20,805
Telenor ASA	691	13,824

TOTAL NORWAY		74,447

Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	2,120	3,193
Aboitiz Power Corp.	1,500	1,160
Ayala Land, Inc.	7,400	6,163
Bank of the Philippine Islands (BPI)	480	996
BDO Unibank, Inc.	1,410	3,520
JG Summit Holdings, Inc.	2,480	3,910
Jollibee Food Corp.	230	1,026
Metro Pacific Investments Corp.	7,600	1,023
Metropolitan Bank & Trust Co.	560	966
SM Investments Corp.	230	3,681
SM Prime Holdings, Inc.	8,700	6,021

TOTAL PHILIPPINES		31,659

Poland - 0.3%
Bank Millennium SA (a)	965	2,069
Bank Polska Kasa Opieki SA	177	6,291
Bank Zachodni WBK SA	36	3,805
BRE Bank SA (a)	9	1,139
Grupa Lotos SA	65	877
KGHM Polska Miedz SA (Bearer)	123	4,184
Polish Oil & Gas Co. SA	1,881	3,494
Polski Koncern Naftowy Orlen SA	249	7,365
Powszechny Zaklad Ubezpieczen SA	473	5,826

TOTAL POLAND		35,050

Portugal - 0.2%
Energias de Portugal SA	1,882	6,684
Galp Energia SGPS SA Class B	406	6,508
Jeronimo Martins SGPS SA	206	4,054

TOTAL PORTUGAL		17,246

Russia - 0.3%
Alrosa Co. Ltd.	2,400	3,358
Inter Rao Ues JSC	15,000	948
Lukoil PJSC	420	19,725
NOVATEK OAO GDR (Reg. S)	80	8,368
PhosAgro OJSC GDR (Reg. S)	69	952
RusHydro PJSC	67,000	859

TOTAL RUSSIA		34,210

Singapore - 0.9%
Ascendas Real Estate Investment Trust	2,100	4,184
CapitaCommercial Trust (REIT)	900	1,142
CapitaLand Ltd.	1,900	5,174
CapitaMall Trust	2,700	4,005
City Developments Ltd.	500	4,155
DBS Group Holdings Ltd.	1,700	27,122
Global Logistic Properties Ltd.	2,000	4,885
Jardine Cycle & Carriage Ltd.	100	2,978
Keppel Corp. Ltd.	1,300	6,149
Singapore Airlines Ltd.	400	3,067
Singapore Press Holdings Ltd.	1,700	3,651
Singapore Telecommunications Ltd.	7,900	23,144
StarHub Ltd.	500	1,007
UOL Group Ltd.	200	1,164

TOTAL SINGAPORE		91,827

South Africa - 2.3%
Anglo American Platinum Ltd. (a)	43	1,053
Aspen Pharmacare Holdings Ltd.	327	6,855
Barclays Africa Group Ltd.	607	6,660
Bidvest Group Ltd.	284	3,614
Coronation Fund Managers Ltd.	303	1,571
Exxaro Resources Ltd.	127	1,050
FirstRand Ltd.	3,022	11,892
Fortress Income Fund Ltd. Class B	1,045	3,029
Foschini Ltd.	88	1,013
Growthpoint Properties Ltd.	2,092	3,934
Hyprop Investments Ltd.	325	2,915
Imperial Holdings Ltd.	87	1,148
Investec Ltd.	136	1,017
Liberty Holdings Ltd.	181	1,552
Mondi Ltd.	124	3,220
Mr Price Group Ltd.	275	3,613
MTN Group Ltd.	1,622	14,583
Naspers Ltd. Class N	402	88,864
Nedbank Group Ltd.	203	3,374
Netcare Ltd.	503	937
Pick 'n Pay Stores Ltd.	214	1,030
Pioneer Foods Ltd.	83	883
Redefine Properties Ltd.	3,905	3,191
Remgro Ltd.	488	7,915
Resilient Property Income Fund Ltd.	315	3,132
RMB Holdings Ltd.	729	3,518
Sanlam Ltd.	1,335	6,721
Sappi Ltd.	500	3,313
Shoprite Holdings Ltd.	407	6,228
Spar Group Ltd.	242	3,033
Standard Bank Group Ltd.	1,261	15,666
Tiger Brands Ltd.	153	4,638
Vodacom Group Ltd.	519	7,013
Woolworths Holdings Ltd.	706	3,375

TOTAL SOUTH AFRICA		231,550

Spain - 2.5%
Amadeus IT Holding SA Class A	420	25,884
Banco Bilbao Vizcaya Argentaria SA	6,139	55,544
Banco de Sabadell SA	4,355	9,759
Bankinter SA	573	5,588
CaixaBank SA	3,294	17,157
Distribuidora Internacional de Alimentacion SA	586	3,956
Enagas SA	198	5,598
Ferrovial SA	476	10,281
Gas Natural SDG SA	343	8,036
Iberdrola SA	5,475	43,191
Inditex SA	963	38,226
Red Electrica Corporacion SA	429	9,202
Repsol YPF SA	1,097	18,389

TOTAL SPAIN		250,811

Sweden - 2.7%
ASSA ABLOY AB (B Shares)	964	20,656
Atlas Copco AB:
(A Shares)	454	16,420
(B Shares)	531	17,205
Boliden AB	236	7,413
Essity AB Class B (a)	567	16,440
H&M Hennes & Mauritz AB (B Shares) (a)	879	22,933
Husqvarna AB (B Shares)	369	3,755
ICA Gruppen AB	76	3,046
Industrivarden AB (C Shares)	139	3,374
Kinnevik AB (B Shares)	217	6,666
Lundbergfoeretagen AB	22	1,732
Nordea Bank AB	2,764	34,885
Sandvik AB	1,022	16,114
Skandinaviska Enskilda Banken AB (A Shares)	1,372	17,384
Skanska AB (B Shares)	269	6,117
SKF AB (B Shares)	331	6,584
Svenska Handelsbanken AB (A Shares)	1,429	21,274
Swedbank AB (A Shares)	864	22,531
Telefonaktiebolaget LM Ericsson (B Shares)	2,922	18,912
TeliaSonera AB	2,534	11,911

TOTAL SWEDEN		275,352

Switzerland - 6.1%
ABB Ltd. (Reg.)	1,818	42,589
Adecco SA (Reg.)	137	10,456
Coca-Cola HBC AG	182	5,504
Compagnie Financiere Richemont SA Series A	464	39,445
Givaudan SA	9	17,917
Kuehne & Nagel International AG	54	9,404
Lafargeholcim Ltd. (Reg.)	411	24,589
Lindt & Spruengli AG (participation certificate)	1	5,693
Lonza Group AG	70	16,650
Novartis AG	2,041	173,848
Roche Holding AG (participation certificate)	642	162,535
SGS SA (Reg.)	5	11,055
Sika AG	2	13,786
Swiss Re Ltd.	302	29,124
Swisscom AG	25	12,221
Zurich Insurance Group AG	137	41,768

TOTAL SWITZERLAND		616,584

Taiwan - 3.3%
Acer, Inc.	2,000	983
Advanced Semiconductor Engineering, Inc.	7,000	9,386
ASUSTeK Computer, Inc.	1,000	9,300
AU Optronics Corp.	9,000	3,641
Chang Hwa Commercial Bank	2,000	1,172
China Steel Corp.	10,000	8,208
Chinatrust Financial Holding Co. Ltd.	16,000	10,273
Chunghwa Telecom Co. Ltd.	4,000	13,512
Compal Electronics, Inc.	2,000	1,327
Delta Electronics, Inc.	2,000	10,624
E.SUN Financial Holdings Co. Ltd.	7,000	4,460
Far Eastern Textile Ltd.	3,000	2,467
Far EasTone Telecommunications Co. Ltd.	1,000	2,416
Feng Tay Enterprise Co. Ltd.	1,000	4,286
Formosa Taffeta Co. Ltd.	1,000	990
Fubon Financial Holding Co. Ltd.	6,000	9,313
Innolux Corp.	8,000	3,905
Inventec Corp.	1,000	799
Lite-On Technology Corp.	2,000	3,234
MediaTek, Inc.	1,000	8,804
Micro-Star International Co. Ltd.	1,000	2,595
Nan Ya Plastics Corp.	4,000	10,061
President Chain Store Corp.	1,000	8,473
Quanta Computer, Inc.	2,000	4,739
Shin Kong Financial Holding Co. Ltd.	4,000	1,068
Siliconware Precision Industries Co. Ltd.	2,000	3,291
Standard Foods Corp.	1,000	2,661
Taishin Financial Holdings Co. Ltd.	8,000	3,760
Taiwan Business Bank	6,000	1,702
Taiwan Cooperative Financial Holding Co. Ltd.	6,000	3,277
Taiwan Fertilizer Co. Ltd.	1,000	1,357
Taiwan Mobile Co. Ltd.	2,000	7,149
Taiwan Semiconductor Manufacturing Co. Ltd.	23,000	162,483
TECO Electric & Machinery Co. Ltd.	1,000	942
Unified-President Enterprises Corp.	4,000	7,652
United Microelectronics Corp.	10,000	4,587
Vanguard International Semiconductor Corp.	1,000	1,873
Wistron Corp.	1,000	1,009

TOTAL TAIWAN		337,779

Thailand - 0.7%
Advanced Info Service PCL	500	2,787
Advanced Info Service PCL (For. Reg.)	700	3,902
Airports of Thailand PCL (For. Reg.)	3,600	5,572
Bangkok Dusit Medical Services PCL (For. Reg.)	1,700	976
Berli Jucker PCL (For. Reg)	800	1,112
BTS Group Holdings PCL	4,200	1,085
Bumrungrad Hospital PCL (For. Reg.)	200	1,052
C.P. ALL PCL (For. Reg.)	4,800	8,763
Central Pattana PCL (For. Reg.)	600	1,253
Delta Electronics PCL	800	2,134
Delta Electronics PCL (For. Reg.)	400	1,067
Energy Absolute PCL	1,900	2,113
Glow Energy PCL (For. Reg.)	700	1,704
Home Product Center PCL (For. Reg.)	3,800	1,131
IRPC PCL (For. Reg.)	6,100	1,008
Kasikornbank PCL	800	4,760
Kasikornbank PCL (For. Reg.)	1,100	6,545
Krung Thai Bank PCL (For. Reg.)	1,800	979
Minor International PCL (For. Reg.)	900	1,143
PTT Global Chemical PCL (For. Reg.)	1,600	3,450
Robinsons Department Store PCL (For. Reg.)	900	1,575
Siam Cement PCL (For. Reg.)	400	6,082
Siam Commercial Bank PCL (For. Reg.)	1,800	7,952
Thai Oil PCL (For. Reg.)	400	1,031

TOTAL THAILAND		69,176

Turkey - 0.1%
Arcelik A/S	153	1,130
Koc Holding A/S	694	3,230
Tupras Turkiye Petrol Rafinelleri A/S	122	3,758
Ulker Biskuvi Sanayi A/S	251	1,515

TOTAL TURKEY		9,633

United Arab Emirates - 0.1%
Abu Dhabi Commercial Bank PJSC	2,498	4,931
DP World Ltd.	161	3,703
Dubai Islamic Bank Pakistan Ltd.	1,579	2,614
National Bank of Abu Dhabi PJSC (a)	1,050	3,044

TOTAL UNITED ARAB EMIRATES		14,292

United Kingdom - 8.2%
3i Group PLC	823	10,164
Aberdeen Asset Management PLC	921	4,003
Associated British Foods PLC	332	12,984
Aviva PLC	3,704	26,328
Barratt Developments PLC	824	6,692
Berkeley Group Holdings PLC	137	6,319
British Land Co. PLC	797	6,420
BT Group PLC	7,838	32,436
Burberry Group PLC	408	9,211
Capita Group PLC	706	6,134
Coca-Cola European Partners PLC	208	9,045
Croda International PLC	124	6,055
easyJet PLC	180	2,935
GlaxoSmithKline PLC	4,521	89,999
Hammerson PLC	816	6,185
InterContinental Hotel Group PLC	170	9,625
Intertek Group PLC	131	7,434
Investec PLC	544	4,134
ITV PLC	3,623	8,270
J Sainsbury PLC	1,108	3,579
Johnson Matthey PLC	161	5,969
Kingfisher PLC	1,679	6,516
Land Securities Group PLC	755	10,171
Legal & General Group PLC	5,234	18,535
London Stock Exchange Group PLC	304	15,033
Marks & Spencer Group PLC	1,345	5,718
Mediclinic International PLC	363	3,544
Meggitt PLC	541	3,590
Merlin Entertainments PLC	504	3,121
Mondi PLC	356	9,371
National Grid PLC	3,150	38,934
Next PLC	114	5,941
Old Mutual PLC	4,719	12,235
Pearson PLC	672	5,816
Prudential PLC	2,366	57,732
Reckitt Benckiser Group PLC	613	59,600
RELX PLC	1,016	22,145
RSA Insurance Group PLC	1,029	8,859
Schroders PLC	95	4,318
Scottish & Southern Energy PLC	977	17,776
Segro PLC	933	6,487
SKY PLC	945	12,032
Standard Chartered PLC (United Kingdom) (a)	3,043	33,994
Standard Life PLC	1,805	10,393
Tate & Lyle PLC	336	2,979
Taylor Wimpey PLC	2,631	6,609
Tesco PLC (a)	7,663	17,613
Travis Perkins PLC	260	5,207
Unilever PLC	1,180	67,299
United Utilities Group PLC	676	8,005
Vodafone Group PLC	24,527	71,897
Whitbread PLC	175	8,885
WM Morrison Supermarkets PLC	2,021	6,410

TOTAL UNITED KINGDOM		840,686

TOTAL COMMON STOCKS
(Cost $8,751,370)		9,060,430

Nonconvertible Preferred Stocks - 1.3%
Brazil - 0.9%
Banco Bradesco SA (PN)	2,900	28,076
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN) (a)	100	2,325
Companhia Energetica de Minas Gerais (CEMIG) (PN) (a)	400	1,093
Gerdau SA (PN)	400	1,367
Itau Unibanco Holding SA	3,100	37,100
Itausa-Investimentos Itau SA (PN)	3,900	11,569
Suzano Papel e Celulose SA	300	1,349
Telefonica Brasil SA	500	7,490

TOTAL BRAZIL		90,369

Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B)	98	4,017
Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	35	2,791
Henkel AG & Co. KGaA	163	23,107

TOTAL GERMANY		25,898

Korea (South) - 0.1%
AMOREPACIFIC Corp.	11	1,743
LG Chemical Ltd.	32	6,558
LG Household & Health Care Ltd.	3	1,709

TOTAL KOREA (SOUTH)		10,010

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $125,137)		130,294

Investment Companies - 2.3%
United States of America - 2.3%
iShares MSCI India ETF
(Cost $225,465)	6,966	239,355
	Principal Amount	Value

Government Obligations - 1.0%
United States of America - 1.0%
U.S. Treasury Bills, yield at date of purchase 0.9% 8/3/17(b)
(Cost $99,995)	100,000	99,995
	Shares	Value

Money Market Funds - 5.9%
Fidelity Cash Central Fund, 1.11% (c)
(Cost $601,774)	601,653	601,774
TOTAL INVESTMENT PORTFOLIO - 99.4%
(Cost $9,803,741)		10,131,848
NET OTHER ASSETS (LIABILITIES) - 0.6%		64,892
NET ASSETS - 100%		$10,196,740

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
5 ICE E-mini MSCI EAFE Index Contracts (United States)	Sept. 2017	$484,725	$6,696
5 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Sept. 2017	266,125	1,363
TOTAL FUTURES CONTRACTS			$8,059

The face value of futures purchased as a percentage of Net Assets is 7.4%

Security Type Abbreviations

– ETF - Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $47,998.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,293
Total	$1,293

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,026,823	$598,507	$428,316	$--
Consumer Staples	829,929	547,747	282,182	--
Energy	492,178	334,400	157,778	--
Financials	2,252,789	1,634,039	618,750	--
Health Care	765,286	232,783	532,503	--
Industrials	1,093,776	813,936	279,840	--
Information Technology	979,044	411,342	567,702	--
Materials	703,847	655,985	47,862	--
Real Estate	284,125	284,125	--	--
Telecommunication Services	475,601	160,669	314,932	--
Utilities	287,326	287,326	--	--
Investment Companies	239,355	239,355	--	--
Government Obligations	99,995	--	99,995	--
Money Market Funds	601,774	601,774	--	--
Total Investments in Securities:	$10,131,848	$6,801,988	$3,329,860	$--
Derivative Instruments:
Assets
Futures Contracts	$8,059	$8,059	$--	$--
Total Assets	$8,059	$8,059	$--	$--
Total Derivative Instruments:	$8,059	$8,059	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $9,799,275. Net unrealized appreciation aggregated $332,573, of which $438,944 related to appreciated investment securities and $106,371 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI International Index Fund

July 31, 2017

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

SV7-QTLY-0917
1.9867768.101

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Australia - 7.0%
AGL Energy Ltd.	240,300	$4,632,984
Alumina Ltd.	830,572	1,262,469
Amcor Ltd.	416,637	5,112,969
AMP Ltd.	1,028,418	4,434,538
APA Group unit	387,278	2,670,669
Aristocrat Leisure Ltd.	200,110	3,241,782
ASX Ltd.	66,602	2,786,628
Aurizon Holdings Ltd.	713,191	2,864,175
Australia & New Zealand Banking Group Ltd.	1,040,234	24,657,707
Bank of Queensland Ltd.	138,590	1,336,008
Bendigo & Adelaide Bank Ltd.	161,763	1,439,044
BHP Billiton Ltd.	1,137,647	23,693,113
BlueScope Steel Ltd.	198,647	2,094,534
Boral Ltd.	397,857	2,202,536
Brambles Ltd.	566,639	4,188,595
Caltex Australia Ltd.	89,020	2,217,666
Challenger Ltd.	196,293	2,017,892
Cimic Group Ltd.	31,415	1,040,967
Coca-Cola Amatil Ltd.	192,144	1,266,613
Cochlear Ltd.	19,569	2,236,345
Commonwealth Bank of Australia	610,000	40,860,240
Computershare Ltd.	160,388	1,805,327
Crown Ltd.	139,013	1,414,596
CSL Ltd.	161,588	16,288,070
DEXUS Property Group unit	357,173	2,680,226
Dominos Pizza Enterprises Ltd.	20,225	862,556
Flight Centre Travel Group Ltd. (a)	19,811	689,423
Fortescue Metals Group Ltd.	527,831	2,423,800
Goodman Group unit	655,848	4,176,440
Harvey Norman Holdings Ltd. (a)	203,550	711,611
Healthscope Ltd.	565,291	940,644
Incitec Pivot Ltd.	570,160	1,459,610
Insurance Australia Group Ltd.	823,840	4,396,010
Lendlease Group unit	203,856	2,747,979
Macquarie Group Ltd.	115,923	7,959,737
Medibank Private Ltd.	937,714	2,040,466
Mirvac Group unit	1,269,694	2,204,189
National Australia Bank Ltd.	948,689	22,730,588
Newcrest Mining Ltd.	274,017	4,428,115
Orica Ltd.	127,825	2,033,951
Origin Energy Ltd. (b)	609,040	3,371,645
Qantas Airways Ltd.	162,297	690,736
QBE Insurance Group Ltd.	474,800	4,501,104
Ramsay Health Care Ltd.	51,857	2,928,054
realestate.com.au Ltd.	16,931	934,862
Rio Tinto Ltd.	151,378	7,967,327
Santos Ltd. (b)	698,806	1,895,162
Scentre Management Ltd. A/S Trustee South Carolina unit	1,908,620	6,306,080
SEEK Ltd.	113,070	1,546,798
Sonic Healthcare Ltd.	149,524	2,666,312
South32 Ltd.	1,897,021	4,416,265
SP AusNet	621,776	813,283
Stockland Corp. Ltd. unit	850,146	2,856,491
Suncorp Group Ltd.	448,191	5,123,720
Sydney Airport unit	374,566	2,016,663
Tabcorp Holdings Ltd.	271,859	909,097
Tatts Group Ltd.	463,037	1,481,718
Telstra Corp. Ltd.	1,481,145	4,858,996
The GPT Group unit	614,225	2,353,710
TPG Telecom Ltd.	130,643	586,326
Transurban Group unit	741,993	6,772,912
Treasury Wine Estates Ltd.	270,509	2,635,840
Vicinity Centers unit	1,147,360	2,524,192
Wesfarmers Ltd.	402,944	13,129,527
Westfield Corp. unit	687,516	4,224,098
Westpac Banking Corp.	1,188,307	30,290,132
Woodside Petroleum Ltd.	275,705	6,433,852
Woolworths Ltd.	459,670	9,818,551

TOTAL AUSTRALIA		352,304,265

Austria - 0.2%
Andritz AG	24,820	1,521,102
Erste Group Bank AG	104,256	4,333,832
OMV AG	50,930	2,883,112
Raiffeisen International Bank-Holding AG (b)	51,553	1,520,829
Voestalpine AG	39,436	2,000,891

TOTAL AUSTRIA		12,259,766

Bailiwick of Jersey - 1.2%
Experian PLC	339,293	6,740,479
Glencore Xstrata PLC	4,330,515	19,092,267
Petrofac Ltd.	90,865	535,896
Randgold Resources Ltd.	32,542	3,029,143
Shire PLC	320,787	17,932,768
Wolseley PLC	87,874	5,246,771
WPP PLC	458,257	9,345,594

TOTAL BAILIWICK OF JERSEY		61,922,918

Belgium - 1.2%
Ageas	67,939	3,061,423
Anheuser-Busch InBev SA NV	269,330	32,489,963
Colruyt NV	21,407	1,200,685
Groupe Bruxelles Lambert SA	27,698	2,841,813
KBC Groep NV	89,612	7,425,788
Proximus	52,477	1,844,721
Solvay SA Class A	26,938	3,868,160
Telenet Group Holding NV (b)	17,536	1,224,580
UCB SA	43,733	3,187,030
Umicore SA	34,327	2,758,392

TOTAL BELGIUM		59,902,555

Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	224,000	2,089,210
Hongkong Land Holdings Ltd.	407,050	3,061,016
Jardine Matheson Holdings Ltd.	76,502	4,881,593
Jardine Strategic Holdings Ltd.	76,617	3,125,974
Kerry Properties Ltd.	222,500	780,522
Li & Fung Ltd.	2,032,000	744,036
NWS Holdings Ltd.	534,856	1,024,408
Shangri-La Asia Ltd.	434,000	705,664
Yue Yuen Industrial (Holdings) Ltd.	244,000	1,007,451

TOTAL BERMUDA		17,419,874

British Virgin Islands - 0.0%
First Pacific Co. Ltd.	772,000	578,199
Cayman Islands - 0.6%
ASM Pacific Technology Ltd.	90,200	1,168,669
Cheung Kong Property Holdings Ltd.	948,000	7,676,678
CK Hutchison Holdings Ltd.	959,000	12,633,930
Melco Crown Entertainment Ltd. sponsored ADR	90,521	1,828,524
MGM China Holdings Ltd.	327,600	645,067
Sands China Ltd.	838,400	3,891,023
WH Group Ltd.	2,786,500	2,614,975
Wynn Macau Ltd.	529,200	1,147,725

TOTAL CAYMAN ISLANDS		31,606,591

Denmark - 1.8%
A.P. Moller - Maersk A/S:
Series A	1,282	2,677,359
Series B	2,381	5,199,940
Carlsberg A/S Series B	37,159	4,131,571
Christian Hansen Holding A/S	36,113	2,908,700
Coloplast A/S Series B	41,218	3,540,987
Danske Bank A/S	264,516	10,715,798
DONG Energy A/S	51,040	2,460,904
DSV de Sammensluttede Vognmaend A/S	66,058	4,264,893
Genmab A/S (b)	20,492	4,661,239
H Lundbeck A/S	25,422	1,527,606
ISS Holdings A/S	58,306	2,391,732
Novo Nordisk A/S Series B	640,999	27,261,337
Novozymes A/S Series B	80,095	3,699,880
Pandora A/S	38,448	4,424,833
TDC A/S	276,999	1,708,578
Tryg A/S	38,563	869,812
Vestas Wind Systems A/S	78,893	7,710,661
William Demant Holding A/S (b)	39,495	1,050,518

TOTAL DENMARK		91,206,348

Finland - 1.0%
Elisa Corp. (A Shares)	48,073	1,978,720
Fortum Corp.	159,886	2,615,754
Kone Oyj (B Shares)	119,685	6,235,473
Metso Corp.	37,976	1,208,417
Neste Oyj	46,460	2,014,626
Nokia Corp.	2,069,357	13,204,944
Nokian Tyres PLC	38,901	1,587,839
Orion Oyj (B Shares)	35,124	1,776,704
Sampo Oyj (A Shares)	158,517	8,675,172
Stora Enso Oyj (R Shares)	197,005	2,635,324
UPM-Kymmene Corp.	188,914	5,145,873
Wartsila Corp.	51,456	3,420,299

TOTAL FINLAND		50,499,145

France - 9.6%
Accor SA	68,379	3,177,982
Aeroports de Paris	10,188	1,725,262
Air Liquide SA	137,657	16,898,782
Alstom SA	52,406	1,878,828
Arkema SA	24,638	2,805,231
Atos Origin SA	33,731	5,129,106
AXA SA	684,167	20,205,834
BIC SA	9,694	1,136,903
BNP Paribas SA	396,659	30,789,372
Bollore Group	290,667	1,348,839
Bouygues SA	74,096	3,179,225
Bureau Veritas SA	90,216	2,055,322
Capgemini SA	57,249	6,234,966
Carrefour SA	202,749	4,873,490
Casino Guichard Perrachon SA	18,977	1,157,845
CNP Assurances	57,771	1,395,142
Compagnie de St. Gobain	176,678	9,807,110
Credit Agricole SA	403,299	7,078,845
Danone SA	208,931	15,590,471
Dassault Aviation SA	848	1,271,241
Dassault Systemes SA	45,976	4,511,403
Edenred SA	77,569	2,038,541
EDF SA	199,579	2,025,235
Eiffage SA	27,132	2,628,929
ENGIE	601,733	9,691,270
Essilor International SA	73,570	9,327,571
Eurazeo SA	14,679	1,198,144
Eutelsat Communications	58,363	1,581,473
Fonciere des Regions	11,372	1,098,917
Gecina SA	17,369	2,623,637
Gecina SA rights 8/2/17 (b)	13,972	41,482
Groupe Eurotunnel SA	163,609	1,813,235
Hermes International SCA	11,265	5,707,597
ICADE	11,058	949,975
Iliad SA	9,538	2,367,176
Imerys SA	12,388	1,073,618
Ingenico SA (a)	20,321	2,131,843
Ipsen SA	13,059	1,673,463
JCDecaux SA	25,897	921,392
Kering SA	26,878	9,402,271
Klepierre SA	76,993	3,133,086
L'Oreal SA	88,728	18,391,840
Lagardere S.C.A. (Reg.)	40,259	1,322,526
Legrand SA	95,928	6,631,879
LVMH Moet Hennessy - Louis Vuitton SA	98,719	24,797,087
Michelin CGDE Series B	60,778	8,231,536
Natixis SA	340,337	2,474,959
Orange SA	707,174	11,899,529
Pernod Ricard SA	75,318	10,454,180
Peugeot Citroen SA	168,053	3,617,745
Publicis Groupe SA	72,352	5,473,911
Remy Cointreau SA	7,642	879,963
Renault SA	63,047	5,684,205
Rexel SA	102,023	1,616,571
Safran SA	110,463	10,452,134
Sanofi SA	410,935	39,157,592
Schneider Electric SA	199,053	15,622,308
SCOR SE	62,875	2,650,875
SEB SA	7,569	1,347,163
Societe Generale Series A	271,636	15,927,302
Sodexo SA	31,916	3,771,793
Suez Environnement SA	132,119	2,389,830
Thales SA	37,463	4,150,595
Total SA	824,377	41,922,619
Unibail-Rodamco	35,538	8,891,470
Valeo SA	85,171	5,902,321
Veolia Environnement SA	165,341	3,729,648
VINCI SA	177,339	15,880,058
Vivendi SA	369,714	8,545,513
Wendel SA	9,534	1,435,624
Zodiac Aerospace	70,617	2,018,853

TOTAL FRANCE		488,951,683

Germany - 8.7%
adidas AG	66,660	15,230,037
Allianz SE	160,694	34,253,209
Axel Springer Verlag AG	15,963	1,015,525
BASF AG	324,368	30,945,499
Bayer AG	292,309	37,077,692
Bayerische Motoren Werke AG (BMW)	117,928	10,848,562
Beiersdorf AG	36,044	3,955,406
Brenntag AG	56,786	3,223,020
Commerzbank AG (b)	378,716	4,967,430
Continental AG	38,869	8,765,500
Covestro AG	38,512	2,991,649
Daimler AG (Germany)	339,704	23,842,975
Deutsche Bank AG	731,782	13,072,218
Deutsche Borse AG	68,488	7,167,937
Deutsche Lufthansa AG	79,050	1,700,805
Deutsche Post AG	350,233	13,599,071
Deutsche Telekom AG	1,156,927	21,135,600
Deutsche Wohnen AG (Bearer)	126,104	4,998,705
E.ON AG	779,272	7,709,141
Evonik Industries AG	55,136	1,879,776
Fraport AG Frankfurt Airport Services Worldwide	14,450	1,447,502
Fresenius Medical Care AG & Co. KGaA	76,690	7,231,904
Fresenius SE & Co. KGaA	146,919	12,423,299
GEA Group AG	65,568	2,665,838
Hannover Reuck SE	22,038	2,783,652
HeidelbergCement Finance AG	52,977	5,256,702
Henkel AG & Co. KGaA	36,093	4,546,141
Hochtief AG	6,611	1,181,741
Hugo Boss AG	22,128	1,669,415
Infineon Technologies AG	401,543	8,720,016
Innogy SE	49,313	2,071,498
K&S AG (a)	64,690	1,684,378
Lanxess AG	32,966	2,545,220
Linde AG	65,845	12,560,638
MAN SE	12,088	1,339,681
Merck KGaA	46,141	5,071,626
Metro Wholesale & Food Specialist AG (b)	62,283	1,258,213
Muenchener Rueckversicherungs AG	56,858	12,213,062
OSRAM Licht AG	30,297	2,528,883
ProSiebenSat.1 Media AG	86,534	3,457,381
RWE AG (b)	178,921	3,773,336
SAP AG	346,732	36,713,797
Schaeffler AG	53,651	748,807
Siemens AG	270,265	36,675,406
Symrise AG	42,947	3,011,292
Telefonica Deutschland Holding AG	249,112	1,287,823
Thyssenkrupp AG	127,164	3,776,214
TUI AG	149,801	2,353,981
United Internet AG	44,144	2,690,747
Volkswagen AG	11,748	1,847,323
Vonovia SE	165,509	6,711,567
Zalando SE (b)	38,556	1,725,975

TOTAL GERMANY		442,352,815

Hong Kong - 2.4%
AIA Group Ltd.	4,260,400	33,572,441
Bank of East Asia Ltd.	468,029	2,004,349
BOC Hong Kong (Holdings) Ltd.	1,316,000	6,478,235
CLP Holdings Ltd.	591,000	6,299,067
Galaxy Entertainment Group Ltd.	842,000	5,212,104
Hang Lung Group Ltd.	301,000	1,144,531
Hang Lung Properties Ltd.	709,000	1,766,418
Hang Seng Bank Ltd.	266,000	5,789,420
Henderson Land Development Co. Ltd.	438,150	2,535,512
HK Electric Investments & HK Electric Investments Ltd. unit	906,500	859,984
Hong Kong & China Gas Co. Ltd.	3,000,430	5,677,569
Hong Kong Exchanges and Clearing Ltd.	414,167	11,813,951
Hysan Development Co. Ltd.	221,000	1,069,519
Link (REIT)	798,000	6,487,556
MTR Corp. Ltd.	532,914	3,080,487
New World Development Co. Ltd.	2,015,386	2,724,750
PCCW Ltd.	1,455,584	819,963
Power Assets Holdings Ltd.	479,500	4,751,536
Sino Land Ltd.	1,061,140	1,752,536
SJM Holdings Ltd.	687,000	687,809
Sun Hung Kai Properties Ltd.	515,000	7,978,056
Swire Pacific Ltd. (A Shares)	175,500	1,750,326
Swire Properties Ltd.	401,200	1,386,849
Techtronic Industries Co. Ltd.	501,500	2,231,158
Wharf Holdings Ltd.	419,000	3,564,622
Wheelock and Co. Ltd.	295,000	2,224,548

TOTAL HONG KONG		123,663,296

Ireland - 0.5%
Bank Ireland Group PLC (b)	316,712	2,643,212
CRH PLC	296,447	10,405,546
DCC PLC (United Kingdom)	30,972	2,723,616
James Hardie Industries PLC CDI	161,191	2,470,736
Kerry Group PLC Class A	56,759	5,130,056
Paddy Power Betfair PLC (Ireland)	27,585	2,763,930
Ryanair Holdings PLC sponsored ADR (b)	10,455	1,184,865

TOTAL IRELAND		27,321,961

Isle of Man - 0.0%
Genting Singapore PLC	2,029,000	1,744,298
Israel - 0.6%
Azrieli Group	14,165	773,631
Bank Hapoalim BM (Reg.)	380,947	2,638,951
Bank Leumi le-Israel BM	519,595	2,496,390
Bezeq The Israel Telecommunication Corp. Ltd.	792,054	1,175,431
Check Point Software Technologies Ltd. (a)(b)	46,534	4,922,367
Elbit Systems Ltd. (Israel)	8,192	1,035,602
Frutarom Industries Ltd.	13,660	967,372
Israel Chemicals Ltd.	170,190	812,898
Mizrahi Tefahot Bank Ltd.	46,151	833,925
NICE Systems Ltd.	20,915	1,553,979
Taro Pharmaceutical Industries Ltd. (a)(b)	4,262	487,274
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	323,067	10,393,065

TOTAL ISRAEL		28,090,885

Italy - 2.0%
Assicurazioni Generali SpA	442,088	8,022,860
Atlantia SpA	161,966	4,925,681
Enel SpA	2,875,977	16,405,437
Eni SpA	906,085	14,346,169
Intesa Sanpaolo SpA	4,475,475	15,406,501
Intesa Sanpaolo SpA (Risparmio Shares)	337,227	1,077,865
Leonardo SpA	139,936	2,440,116
Luxottica Group SpA	58,518	3,385,401
Mediobanca SpA	192,894	2,012,887
Poste Italiane SpA	173,751	1,279,370
Prysmian SpA	71,806	2,299,357
Recordati SpA	39,684	1,695,903
Saipem SpA (b)	211,629	866,821
Snam Rete Gas SpA	787,658	3,725,988
Telecom Italia SpA (b)	4,079,703	4,197,243
Terna SpA	489,450	2,796,237
UniCredit SpA (b)	708,354	13,953,463
Unipolsai SpA	336,128	778,707

TOTAL ITALY		99,616,006

Japan - 22.9%
ABC-MART, Inc.	11,800	673,246
ACOM Co. Ltd. (b)	142,700	608,363
AEON Co. Ltd.	222,900	3,361,343
AEON Financial Service Co. Ltd.	39,500	860,261
AEON MALL Co. Ltd.	39,400	750,868
Air Water, Inc.	54,100	1,051,624
Aisin Seiki Co. Ltd.	63,700	3,322,373
Ajinomoto Co., Inc.	187,900	3,782,032
Alfresa Holdings Corp.	65,500	1,207,275
All Nippon Airways Ltd.	393,000	1,349,272
Alps Electric Co. Ltd.	69,000	1,883,895
Amada Holdings Co. Ltd.	117,600	1,345,128
Aozora Bank Ltd.	411,500	1,582,621
Asahi Glass Co. Ltd.	72,200	3,045,308
Asahi Group Holdings	138,100	5,635,738
Asahi Kasei Corp.	452,000	5,184,398
Asics Corp.	51,600	939,373
Astellas Pharma, Inc.	765,400	9,747,776
Bandai Namco Holdings, Inc.	68,400	2,379,373
Bank of Kyoto Ltd.	107,000	1,026,858
Benesse Holdings, Inc.	23,300	892,943
Bridgestone Corp.	231,100	9,762,191
Brother Industries Ltd.	80,300	2,054,025
Calbee, Inc.	27,800	1,153,658
Canon, Inc.	378,000	13,150,936
Casio Computer Co. Ltd.	77,000	1,262,787
Central Japan Railway Co.	51,400	8,275,659
Chiba Bank Ltd.	245,000	1,760,080
Chubu Electric Power Co., Inc.	238,300	3,132,085
Chugai Pharmaceutical Co. Ltd.	77,600	3,121,738
Chugoku Electric Power Co., Inc.	97,400	1,068,136
Coca-Cola West Co. Ltd.	42,100	1,271,650
Concordia Financial Group Ltd.	419,200	2,117,199
Credit Saison Co. Ltd.	51,300	988,355
CYBERDYNE, Inc. (a)(b)	32,600	443,853
Dai Nippon Printing Co. Ltd.	189,000	2,086,380
Dai-ichi Mutual Life Insurance Co.	383,300	6,644,168
Daicel Chemical Industries Ltd.	95,300	1,243,927
Daiichi Sankyo Kabushiki Kaisha	205,300	4,484,216
Daikin Industries Ltd.	88,300	9,371,037
Dainippon Sumitomo Pharma Co. Ltd.	51,600	724,539
Daito Trust Construction Co. Ltd.	24,300	4,108,594
Daiwa House Industry Co. Ltd.	202,400	7,066,421
Daiwa House REIT Investment Corp.	486	1,204,365
Daiwa Securities Group, Inc.	607,000	3,502,315
DeNA Co. Ltd.	36,300	798,472
DENSO Corp.	170,200	8,191,584
Dentsu, Inc.	75,000	3,510,363
Disco Corp.	10,000	1,775,137
Don Quijote Holdings Co. Ltd.	42,300	1,540,519
East Japan Railway Co.	118,000	11,078,053
Eisai Co. Ltd.	92,900	4,987,755
Electric Power Development Co. Ltd.	50,500	1,279,391
FamilyMart Co. Ltd.	28,200	1,580,806
Fanuc Corp.	68,700	14,046,048
Fast Retailing Co. Ltd.	19,100	5,738,056
Fuji Electric Co. Ltd.	198,000	1,091,968
Fujifilm Holdings Corp.	147,500	5,422,627
Fujitsu Ltd.	701,000	5,237,550
Fukuoka Financial Group, Inc.	263,000	1,214,268
Hakuhodo DY Holdings, Inc.	75,800	1,065,030
Hamamatsu Photonics K.K.	53,800	1,712,894
Hankyu Hanshin Holdings, Inc.	89,400	3,190,975
Hikari Tsushin, Inc.	7,700	841,625
Hino Motors Ltd.	91,200	1,076,250
Hirose Electric Co. Ltd.	12,100	1,650,723
Hiroshima Bank Ltd.	175,000	749,240
Hisamitsu Pharmaceutical Co., Inc.	21,500	1,010,205
Hitachi Chemical Co. Ltd.	36,900	1,052,660
Hitachi Construction Machinery Co. Ltd.	37,200	1,067,967
Hitachi High-Technologies Corp.	22,100	815,883
Hitachi Ltd.	1,709,000	11,775,195
Hitachi Metals Ltd.	75,700	1,056,071
Honda Motor Co. Ltd.	610,100	17,077,826
Hoshizaki Corp.	18,500	1,792,190
Hoya Corp.	139,100	7,855,564
Hulic Co. Ltd.	105,400	1,113,801
Idemitsu Kosan Co. Ltd.	46,600	1,131,554
IHI Corp. (b)	525,000	1,733,412
Iida Group Holdings Co. Ltd.	50,500	863,463
INPEX Corp.	329,600	3,207,953
Isetan Mitsukoshi Holdings Ltd.	109,700	1,070,681
Isuzu Motors Ltd.	191,700	2,636,103
Itochu Corp.	536,300	8,418,224
J. Front Retailing Co. Ltd.	93,500	1,339,167
Japan Airlines Co. Ltd.	40,900	1,323,699
Japan Airport Terminal Co. Ltd.	16,700	619,556
Japan Exchange Group, Inc.	188,400	3,385,373
Japan Post Bank Co. Ltd.	136,700	1,758,271
Japan Post Holdings Co. Ltd.	160,700	2,027,609
Japan Prime Realty Investment Corp.	303	1,139,222
Japan Real Estate Investment Corp.	465	2,442,152
Japan Retail Fund Investment Corp.	867	1,656,222
Japan Tobacco, Inc.	389,400	13,542,198
JFE Holdings, Inc.	188,300	3,642,340
JGC Corp.	67,400	1,081,506
JSR Corp.	65,700	1,160,902
JTEKT Corp.	77,600	1,108,622
JX Holdings, Inc.	1,107,800	4,925,789
Kajima Corp.	326,000	2,844,682
Kakaku.com, Inc.	48,800	689,207
Kamigumi Co. Ltd.	81,000	868,448
Kaneka Corp.	96,000	771,518
Kansai Electric Power Co., Inc.	243,300	3,268,423
Kansai Paint Co. Ltd.	71,600	1,643,790
Kao Corp.	175,700	10,700,257
Kawasaki Heavy Industries Ltd.	537,000	1,714,581
KDDI Corp.	649,700	17,215,086
Keihan Electric Railway Co., Ltd.	193,000	1,249,961
Keihin Electric Express Railway Co. Ltd.	159,000	1,847,512
Keio Corp.	196,000	1,642,741
Keisei Electric Railway Co.	47,200	1,292,975
Keyence Corp.	34,400	15,919,888
Kikkoman Corp.	50,400	1,545,213
Kintetsu Group Holdings Co. Ltd.	642,000	2,463,295
Kirin Holdings Co. Ltd.	310,500	6,845,392
Kobe Steel Ltd. (b)	108,800	1,363,886
Koito Manufacturing Co. Ltd.	38,800	2,273,554
Komatsu Ltd.	327,700	8,788,111
Konami Holdings Corp.	31,600	1,648,147
Konica Minolta, Inc.	166,800	1,382,876
Kose Corp.	10,700	1,191,855
Kubota Corp.	376,200	6,550,101
Kuraray Co. Ltd.	128,400	2,504,059
Kurita Water Industries Ltd.	36,500	1,039,594
Kyocera Corp.	114,500	6,971,055
Kyowa Hakko Kirin Co., Ltd.	88,600	1,608,936
Kyushu Electric Power Co., Inc.	144,800	1,715,350
Kyushu Financial Group, Inc.	108,900	684,545
Kyushu Railway Co.	54,400	1,793,678
Lawson, Inc.	17,300	1,178,493
LINE Corp. (a)	15,300	562,482
Lion Corp.	78,200	1,674,017
LIXIL Group Corp.	95,700	2,464,441
M3, Inc.	73,100	1,972,629
Mabuchi Motor Co. Ltd.	17,300	913,293
Makita Corp.	80,700	3,158,606
Marubeni Corp.	601,100	3,987,341
Marui Group Co. Ltd.	68,800	937,345
Maruichi Steel Tube Ltd.	20,600	636,247
Mazda Motor Corp.	207,700	3,122,312
McDonald's Holdings Co. (Japan) Ltd.	23,600	960,098
Mebuki Financial Group, Inc.	376,290	1,450,617
Medipal Holdings Corp.	58,900	1,079,749
Meiji Holdings Co. Ltd.	42,300	3,372,643
Minebea Mitsumi, Inc.	132,900	2,197,621
Miraca Holdings, Inc.	19,800	905,184
Misumi Group, Inc.	99,700	2,474,300
Mitsubishi Chemical Holdings Corp.	496,700	4,185,535
Mitsubishi Corp.	537,100	11,675,451
Mitsubishi Electric Corp.	687,200	10,662,212
Mitsubishi Estate Co. Ltd.	446,700	8,128,080
Mitsubishi Gas Chemical Co., Inc.	61,900	1,435,696
Mitsubishi Heavy Industries Ltd.	1,142,000	4,550,597
Mitsubishi Materials Corp.	39,400	1,325,901
Mitsubishi Motors Corp. of Japan	243,100	1,759,661
Mitsubishi Tanabe Pharma Corp.	79,000	1,883,904
Mitsubishi UFJ Financial Group, Inc.	4,259,300	27,021,478
Mitsubishi UFJ Lease & Finance Co. Ltd.	154,100	821,904
Mitsui & Co. Ltd.	610,800	8,892,322
Mitsui Chemicals, Inc.	316,000	1,805,796
Mitsui Fudosan Co. Ltd.	319,000	7,333,716
Mitsui OSK Lines Ltd.	403,000	1,257,490
mixi, Inc.	15,700	864,429
Mizuho Financial Group, Inc.	8,523,500	15,157,987
MS&AD Insurance Group Holdings, Inc.	169,300	5,946,116
Murata Manufacturing Co. Ltd.	67,800	10,565,595
Nabtesco Corp.	38,800	1,261,717
Nagoya Railroad Co. Ltd.	311,000	1,427,421
NEC Corp.	902,000	2,454,533
New Hampshire Foods Ltd.	61,000	1,806,567
Nexon Co. Ltd.	68,000	1,415,574
NGK Insulators Ltd.	89,400	1,801,867
NGK Spark Plug Co. Ltd.	57,900	1,174,334
Nidec Corp.	84,900	9,364,452
Nikon Corp.	124,500	2,196,494
Nintendo Co. Ltd.	40,100	13,618,547
Nippon Building Fund, Inc.	498	2,687,741
Nippon Electric Glass Co. Ltd.	31,500	1,117,194
Nippon Express Co. Ltd.	279,000	1,784,163
Nippon Paint Holdings Co. Ltd.	55,100	2,126,632
Nippon Prologis REIT, Inc.	539	1,136,718
Nippon Steel & Sumitomo Metal Corp.	271,300	6,673,914
Nippon Telegraph & Telephone Corp.	244,500	11,965,392
Nippon Yusen KK (b)	634,000	1,213,425
Nissan Chemical Industries Co. Ltd.	41,500	1,383,396
Nissan Motor Co. Ltd.	824,500	8,186,678
Nisshin Seifun Group, Inc.	68,500	1,125,874
Nissin Food Holdings Co. Ltd.	20,300	1,276,058
Nitori Holdings Co. Ltd.	27,700	3,909,583
Nitto Denko Corp.	57,400	5,132,652
NKSJ Holdings, Inc.	126,300	4,962,870
NOK Corp.	33,200	761,903
Nomura Holdings, Inc.	1,299,500	7,720,618
Nomura Real Estate Holdings, Inc.	40,200	797,838
Nomura Real Estate Master Fund, Inc.	1,272	1,803,380
Nomura Research Institute Ltd.	46,040	1,724,751
NSK Ltd.	134,600	1,743,470
NTT Data Corp.	228,600	2,494,497
NTT DOCOMO, Inc.	490,300	11,385,745
Obayashi Corp.	236,200	2,845,241
OBIC Co. Ltd.	22,100	1,381,187
Odakyu Electric Railway Co. Ltd.	104,200	2,065,191
Oji Holdings Corp.	293,000	1,504,268
Olympus Corp.	100,900	3,670,089
OMRON Corp.	68,900	3,443,594
Ono Pharmaceutical Co. Ltd.	143,000	3,133,820
Oracle Corp. Japan	13,700	920,831
Oriental Land Co. Ltd.	79,000	5,728,387
ORIX Corp.	473,200	7,517,890
Osaka Gas Co. Ltd.	684,000	2,739,226
Otsuka Corp.	18,100	1,187,020
Otsuka Holdings Co. Ltd.	139,400	6,145,258
Panasonic Corp.	786,000	10,825,805
Park24 Co. Ltd.	35,600	900,939
Pola Orbis Holdings, Inc.	31,400	872,974
Rakuten, Inc.	321,200	3,927,413
Recruit Holdings Co. Ltd.	391,900	6,786,132
Resona Holdings, Inc.	765,000	3,944,179
Ricoh Co. Ltd.	246,800	2,321,480
Rinnai Corp.	12,100	1,130,482
ROHM Co. Ltd.	34,000	2,636,854
Ryohin Keikaku Co. Ltd.	8,300	2,123,089
Sankyo Co. Ltd. (Gunma)	16,800	551,644
Santen Pharmaceutical Co. Ltd.	128,100	1,809,168
SBI Holdings, Inc. Japan	73,200	1,048,418
Secom Co. Ltd.	75,800	5,690,930
Sega Sammy Holdings, Inc.	55,200	744,545
Seibu Holdings, Inc.	64,400	1,125,080
Seiko Epson Corp.	95,500	2,521,661
Sekisui Chemical Co. Ltd.	140,300	2,585,964
Sekisui House Ltd.	224,500	3,892,528
Seven & i Holdings Co. Ltd.	268,700	10,829,868
Seven Bank Ltd.	205,100	812,996
Sharp Corp. (a)(b)	516,000	1,816,419
Shimadzu Corp.	88,700	1,747,530
Shimamura Co. Ltd.	7,200	896,041
SHIMANO, Inc.	27,000	3,962,629
SHIMIZU Corp.	194,000	2,051,830
Shin-Etsu Chemical Co. Ltd.	138,000	12,655,268
Shinsei Bank Ltd.	530,000	874,960
Shionogi & Co. Ltd.	106,300	5,685,018
Shiseido Co. Ltd.	135,600	4,796,952
Shizuoka Bank Ltd.	184,000	1,643,975
Showa Shell Sekiyu K.K.	68,100	741,876
SMC Corp.	20,400	6,496,839
SoftBank Corp.	292,100	23,542,547
Sohgo Security Services Co., Ltd.	23,200	983,809
Sony Corp.	447,700	18,393,447
Sony Financial Holdings, Inc.	61,600	1,067,782
Stanley Electric Co. Ltd.	48,500	1,605,742
Start Today Co. Ltd.	66,900	1,890,276
Subaru Corp.	218,500	7,915,905
Sumitomo Chemical Co. Ltd.	566,000	3,326,845
Sumitomo Corp.	413,000	5,587,460
Sumitomo Electric Industries Ltd.	261,700	4,243,174
Sumitomo Heavy Industries Ltd.	206,000	1,506,064
Sumitomo Metal Mining Co. Ltd.	169,000	2,557,726
Sumitomo Mitsui Financial Group, Inc.	476,800	18,397,713
Sumitomo Mitsui Trust Holdings, Inc.	115,400	4,243,563
Sumitomo Realty & Development Co. Ltd.	124,000	3,760,098
Sumitomo Rubber Industries Ltd.	65,400	1,136,618
Sundrug Co. Ltd.	25,800	961,840
Suntory Beverage & Food Ltd.	47,500	2,330,945
Suzuken Co. Ltd.	23,000	768,788
Suzuki Motor Corp.	122,900	5,830,351
Sysmex Corp.	54,100	3,101,383
T&D Holdings, Inc.	195,900	2,899,985
Taiheiyo Cement Corp.	415,000	1,562,202
Taisei Corp.	374,000	3,582,421
Taisho Pharmaceutical Holdings Co. Ltd.	10,200	765,150
Taiyo Nippon Sanso Corp.	46,700	541,363
Takashimaya Co. Ltd.	99,000	906,980
Takeda Pharmaceutical Co. Ltd.	252,500	13,357,340
TDK Corp.	46,500	3,353,213
Teijin Ltd.	64,800	1,303,700
Terumo Corp.	111,800	4,233,888
The Chugoku Bank Ltd.	57,700	837,408
The Hachijuni Bank Ltd.	149,500	950,605
The Suruga Bank Ltd.	60,600	1,463,261
THK Co. Ltd.	41,700	1,276,589
Tobu Railway Co. Ltd.	327,000	1,732,215
Toho Co. Ltd.	40,800	1,471,087
Toho Gas Co. Ltd.	130,000	880,856
Tohoku Electric Power Co., Inc.	153,800	2,095,402
Tokio Marine Holdings, Inc.	242,400	10,213,143
Tokyo Electric Power Co., Inc. (b)	490,100	2,080,519
Tokyo Electron Ltd.	55,800	7,883,215
Tokyo Gas Co. Ltd.	677,000	3,593,022
Tokyo Tatemono Co. Ltd.	71,500	974,130
Tokyu Corp.	196,000	2,885,464
Tokyu Fudosan Holdings Corp.	178,600	1,072,459
Toppan Printing Co. Ltd.	179,000	1,893,183
Toray Industries, Inc.	511,100	4,622,130
Toshiba Corp. (a)(b)	1,387,000	3,147,150
Tosoh Corp.	211,000	2,516,803
Toto Ltd.	48,500	1,955,486
Toyo Seikan Group Holdings Ltd.	52,700	864,749
Toyo Suisan Kaisha Ltd.	30,600	1,113,030
Toyoda Gosei Co. Ltd.	24,300	575,291
Toyota Industries Corp.	58,800	3,162,810
Toyota Motor Corp.	921,950	51,960,964
Toyota Tsusho Corp.	72,500	2,334,573
Trend Micro, Inc.	41,300	2,067,903
Tsuruha Holdings, Inc.	12,500	1,312,985
Unicharm Corp.	144,600	3,711,240
United Urban Investment Corp.	1,044	1,556,838
USS Co. Ltd.	74,300	1,500,894
West Japan Railway Co.	57,200	4,108,210
Yahoo! Japan Corp.	491,700	2,230,033
Yakult Honsha Co. Ltd.	31,700	2,162,311
Yamada Denki Co. Ltd.	204,600	1,093,105
Yamaguchi Financial Group, Inc.	70,000	824,799
Yamaha Corp.	56,600	2,002,268
Yamaha Motor Co. Ltd.	103,000	2,597,306
Yamato Holdings Co. Ltd.	126,300	2,537,571
Yamazaki Baking Co. Ltd.	46,900	941,871
Yaskawa Electric Corp.	86,600	2,325,934
Yokogawa Electric Corp.	77,400	1,305,153
Yokohama Rubber Co. Ltd.	38,300	774,025

TOTAL JAPAN		1,158,234,894

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands) (b)	235,519	6,188,130
Eurofins Scientific SA	3,745	2,085,439
Millicom International Cellular SA (depository receipt)	22,959	1,438,883
RTL Group SA	13,898	1,082,571
SES SA (France) (depositary receipt)	126,043	2,965,543
Tenaris SA	163,378	2,585,048

TOTAL LUXEMBOURG		16,345,614

Mauritius - 0.0%
Golden Agri-Resources Ltd.	2,413,500	703,489
Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	1,410,000	1,848,517
Netherlands - 4.4%
ABN AMRO Group NV GDR	135,846	3,845,075
AEGON NV	610,555	3,422,437
AerCap Holdings NV (b)	54,434	2,672,709
Airbus Group NV	204,791	17,111,646
Akzo Nobel NV	89,249	8,080,076
Altice NV:
Class A (b)	131,777	3,253,330
Class B (b)	35,254	872,234
ASML Holding NV (Netherlands)	131,779	19,872,419
CNH Industrial NV	363,169	4,213,211
EXOR NV	36,818	2,205,409
Ferrari NV	43,750	4,614,600
Fiat Chrysler Automobiles NV	380,001	4,588,421
Gemalto NV	29,199	1,488,402
Heineken Holding NV	34,845	3,424,122
Heineken NV (Bearer)	81,643	8,521,541
ING Groep NV (Certificaten Van Aandelen)	1,371,973	25,633,714
Koninklijke Ahold Delhaize NV	454,254	9,300,315
Koninklijke Boskalis Westminster NV	32,712	1,170,447
Koninklijke DSM NV	63,071	4,657,506
Koninklijke KPN NV	1,184,545	4,296,538
Koninklijke Philips Electronics NV	330,467	12,629,144
Mobileye NV (b)	70,508	4,463,156
NN Group NV	104,188	4,229,252
NXP Semiconductors NV (b)	122,097	13,470,962
QIAGEN NV (Germany)	79,947	2,661,785
Randstad Holding NV	40,518	2,445,266
RELX NV	348,234	7,314,448
STMicroelectronics NV (France)	220,176	3,730,262
Unilever NV (Certificaten Van Aandelen) (Bearer)	575,221	33,522,508
Vopak NV	24,616	1,173,339
Wolters Kluwer NV	109,561	4,878,602

TOTAL NETHERLANDS		223,762,876

New Zealand - 0.2%
Auckland International Airport Ltd.	326,911	1,708,751
Contact Energy Ltd.	254,716	1,025,324
Fletcher Building Ltd.	242,346	1,454,195
Mercury Nz Ltd.	247,706	647,375
Meridian Energy Ltd.	431,044	932,296
Ryman Healthcare Group Ltd.	137,234	909,013
Spark New Zealand Ltd.	637,914	1,796,525

TOTAL NEW ZEALAND		8,473,479

Norway - 0.7%
DNB ASA	347,110	6,824,905
Gjensidige Forsikring ASA	67,296	1,165,699
Marine Harvest ASA	139,466	2,598,519
Norsk Hydro ASA	479,916	3,097,571
Orkla ASA	282,742	2,912,697
Schibsted ASA:
(A Shares)	23,714	605,302
(B Shares)	31,170	729,415
Statoil ASA	396,224	7,446,666
Telenor ASA	266,113	5,323,715
Yara International ASA	63,550	2,532,188

TOTAL NORWAY		33,236,677

Papua New Guinea - 0.1%
Oil Search Ltd. ADR	470,015	2,496,720
Portugal - 0.2%
Energias de Portugal SA	862,636	3,063,565
Galp Energia SGPS SA Class B	184,933	2,964,227
Jeronimo Martins SGPS SA	85,644	1,685,532

TOTAL PORTUGAL		7,713,324

Singapore - 1.3%
Ascendas Real Estate Investment Trust	841,300	1,676,206
CapitaCommercial Trust (REIT)	659,500	837,059
CapitaLand Ltd.	963,600	2,623,831
CapitaMall Trust	935,800	1,388,007
City Developments Ltd.	143,900	1,195,671
ComfortDelgro Corp. Ltd.	737,800	1,257,660
DBS Group Holdings Ltd.	637,377	10,168,683
Global Logistic Properties Ltd.	956,800	2,337,017
Hutchison Port Holdings Trust	1,787,394	849,012
Jardine Cycle & Carriage Ltd.	35,200	1,048,350
Keppel Corp. Ltd.	494,200	2,337,617
Oversea-Chinese Banking Corp. Ltd.	1,131,756	9,487,325
Sembcorp Industries Ltd.	341,100	813,012
Singapore Airlines Ltd.	184,300	1,413,037
Singapore Airport Terminal Service Ltd.	234,800	836,870
Singapore Exchange Ltd.	272,200	1,520,536
Singapore Press Holdings Ltd.	536,000	1,150,987
Singapore Technologies Engineering Ltd.	531,100	1,477,510
Singapore Telecommunications Ltd.	2,902,900	8,504,234
StarHub Ltd.	178,500	359,595
Suntec (REIT)	790,200	1,107,907
United Overseas Bank Ltd.	474,172	8,394,190
UOL Group Ltd.	156,291	909,963
Wilmar International Ltd.	559,100	1,377,998
Yangzijiang Shipbuilding Holdings Ltd.	749,800	782,915

TOTAL SINGAPORE		63,855,192

Spain - 3.5%
Abertis Infraestructuras SA	246,375	4,867,784
ACS Actividades de Construccion y Servicios SA	85,442	3,272,132
Aena SA	24,151	4,724,490
Amadeus IT Holding SA Class A	155,670	9,593,728
Banco Bilbao Vizcaya Argentaria SA	2,366,953	21,415,440
Banco de Sabadell SA	1,844,403	4,133,184
Banco Santander SA (Spain)	5,668,777	38,747,571
Bankia SA	342,566	1,736,478
Bankinter SA	229,770	2,240,750
CaixaBank SA	1,277,521	6,654,156
Distribuidora Internacional de Alimentacion SA	213,977	1,444,604
Enagas SA	77,029	2,178,000
Endesa SA	109,631	2,596,921
Ferrovial SA	167,835	3,624,973
Gamesa Corporacion Tecnologica SA	80,849	1,325,570
Gas Natural SDG SA	126,799	2,970,571
Grifols SA	103,603	2,913,437
Iberdrola SA	2,101,277	16,576,645
Inditex SA	390,281	15,491,973
International Consolidated Airlines Group SA	214,755	1,642,560
MAPFRE SA (Reg.)	358,012	1,335,440
Red Electrica Corporacion SA	150,438	3,226,964
Repsol YPF SA	437,351	7,331,143
Telefonica SA	1,605,092	18,174,407

TOTAL SPAIN		178,218,921

Sweden - 2.8%
Alfa Laval AB	104,857	2,342,912
ASSA ABLOY AB (B Shares)	355,262	7,612,317
Atlas Copco AB:
(A Shares)	239,488	8,661,740
(B Shares)	135,680	4,396,181
Boliden AB	98,298	3,087,564
Electrolux AB (B Shares)	88,169	3,016,210
Essity AB Class B (b)	215,164	6,238,685
Getinge AB (B Shares)	67,870	1,178,550
H&M Hennes & Mauritz AB (B Shares) (b)	336,905	8,789,911
Hexagon AB (B Shares)	91,612	4,527,383
Husqvarna AB (B Shares)	143,860	1,463,759
ICA Gruppen AB	28,223	1,131,185
Industrivarden AB (C Shares)	56,570	1,373,296
Investor AB (B Shares)	160,810	7,628,407
Kinnevik AB (B Shares)	85,016	2,611,406
Lundbergfoeretagen AB	13,262	1,043,870
Lundin Petroleum AB	66,219	1,506,655
Nordea Bank AB	1,073,022	13,542,686
Sandvik AB	401,722	6,333,970
Securitas AB (B Shares)	107,398	1,789,124
Skandinaviska Enskilda Banken AB (A Shares)	539,617	6,837,278
Skanska AB (B Shares)	122,498	2,785,632
SKF AB (B Shares)	131,181	2,609,387
Svenska Handelsbanken AB (A Shares)	541,321	8,059,004
Swedbank AB (A Shares)	320,977	8,370,240
Swedish Match Co. AB	65,449	2,302,202
Tele2 AB (B Shares)	122,865	1,462,425
Telefonaktiebolaget LM Ericsson (B Shares)	1,087,938	7,041,583
TeliaSonera AB	917,166	4,311,037
Volvo AB (B Shares)	549,906	9,344,683

TOTAL SWEDEN		141,399,282

Switzerland - 8.2%
ABB Ltd. (Reg.)	705,646	16,530,702
Adecco SA (Reg.)	56,253	4,293,367
Baloise Holdings AG	17,183	2,761,506
Barry Callebaut AG	760	1,083,862
Coca-Cola HBC AG	63,280	1,913,628
Compagnie Financiere Richemont SA Series A	185,953	15,807,891
Credit Suisse Group AG	830,991	12,773,737
Dufry AG (b)	12,257	1,953,362
Ems-Chemie Holding AG	3,012	2,096,361
Galenica AG	17,004	1,816,550
Geberit AG (Reg.)	13,269	6,383,721
Givaudan SA	3,298	6,565,645
Julius Baer Group Ltd.	77,530	4,388,743
Kuehne & Nagel International AG	19,299	3,361,034
Lafargeholcim Ltd. (Reg.)	161,372	9,654,450
Lindt & Spruengli AG	39	2,658,348
Lindt & Spruengli AG (participation certificate)	349	1,986,912
Lonza Group AG	26,547	6,314,504
Nestle SA (Reg. S)	1,098,966	92,763,214
Novartis AG	788,713	67,180,824
Pargesa Holding SA	12,867	1,027,284
Partners Group Holding AG	6,023	3,911,727
Roche Holding AG (participation certificate)	248,225	62,842,946
Schindler Holding AG:
(participation certificate)	14,952	3,225,593
(Reg.)	6,982	1,468,679
SGS SA (Reg.)	1,897	4,194,411
Sika AG	771	5,314,354
Sonova Holding AG Class B	19,475	3,160,068
Straumann Holding AG	3,327	1,880,351
Swatch Group AG (Bearer)	11,279	4,478,006
Swatch Group AG (Bearer) (Reg.)	19,360	1,491,618
Swiss Life Holding AG	11,175	4,079,606
Swiss Prime Site AG	24,563	2,216,373
Swiss Re Ltd.	115,063	11,096,359
Swisscom AG	9,383	4,586,943
UBS Group AG	1,292,333	22,480,005
Zurich Insurance Group AG	53,390	16,277,338

TOTAL SWITZERLAND		416,020,022

United Kingdom - 16.2%
3i Group PLC	336,568	4,156,475
Aberdeen Asset Management PLC	311,256	1,352,751
Admiral Group PLC	67,488	1,841,423
Anglo American PLC (United Kingdom)	473,862	7,830,799
Antofagasta PLC	132,417	1,652,766
Ashtead Group PLC	173,478	3,728,567
Associated British Foods PLC	126,872	4,961,585
AstraZeneca PLC (United Kingdom)	447,646	26,681,081
Auto Trader Group PLC	335,779	1,695,464
Aviva PLC	1,439,929	10,235,055
Babcock International Group PLC	86,916	968,447
BAE Systems PLC	1,132,521	8,987,903
Barclays PLC	6,002,963	16,095,451
Barratt Developments PLC	352,696	2,864,211
Berkeley Group Holdings PLC	44,823	2,067,516
BHP Billiton PLC	749,658	13,669,275
BP PLC	6,915,016	40,617,091
British American Tobacco PLC (United Kingdom)	808,833	50,314,055
British Land Co. PLC	360,743	2,905,762
BT Group PLC	2,993,811	12,389,288
Bunzl PLC	117,447	3,545,475
Burberry Group PLC	152,113	3,433,941
Capita Group PLC	230,512	2,002,746
Carnival PLC	65,417	4,415,412
Carphone Warehouse Group PLC	331,806	1,177,641
Centrica PLC	1,969,056	5,156,975
Cobham PLC	828,383	1,450,369
Coca-Cola European Partners PLC	75,100	3,265,866
Compass Group PLC	567,765	12,113,095
ConvaTec Group PLC	397,411	1,629,137
Croda International PLC	48,453	2,366,008
Diageo PLC	890,837	28,771,325
Direct Line Insurance Group PLC	504,306	2,492,518
easyJet PLC	56,068	914,345
Fresnillo PLC	73,880	1,497,251
G4S PLC (United Kingdom)	562,360	2,439,623
GKN PLC	628,887	2,667,964
GlaxoSmithKline PLC	1,736,832	34,575,069
Hammerson PLC	269,225	2,040,713
Hargreaves Lansdown PLC	87,512	1,593,394
Hikma Pharmaceuticals PLC (a)	49,393	920,188
HSBC Holdings PLC (United Kingdom)	7,010,403	70,208,542
IMI PLC	91,495	1,452,244
Imperial Tobacco Group PLC	340,076	13,999,324
Inmarsat PLC	163,597	1,673,916
InterContinental Hotel Group PLC	62,624	3,545,486
Intertek Group PLC	56,188	3,188,523
Intu Properties PLC	303,019	1,020,698
Investec PLC	220,618	1,676,640
ITV PLC	1,262,387	2,881,477
J Sainsbury PLC	554,199	1,790,002
Johnson Matthey PLC	70,886	2,628,108
Kingfisher PLC	778,230	3,020,120
Land Securities Group PLC	277,267	3,735,084
Legal & General Group PLC	2,126,537	7,530,641
Lloyds Banking Group PLC	25,122,778	21,719,593
London Stock Exchange Group PLC	112,825	5,579,322
Marks & Spencer Group PLC	554,606	2,357,689
Mediclinic International PLC (a)	123,449	1,205,302
Meggitt PLC	283,468	1,881,259
Merlin Entertainments PLC	242,570	1,501,980
Mondi PLC	127,665	3,360,402
National Grid PLC	1,215,974	15,029,608
Next PLC	54,569	2,843,934
Old Mutual PLC	1,759,963	4,562,917
Pearson PLC	298,898	2,586,686
Persimmon PLC	107,475	3,550,735
Provident Financial PLC	50,761	1,381,005
Prudential PLC	913,526	22,290,488
Reckitt Benckiser Group PLC	234,986	22,847,065
RELX PLC	390,397	8,509,283
Rio Tinto PLC	438,126	20,533,650
Rolls-Royce Holdings PLC	587,392	6,882,425
Royal Bank of Scotland Group PLC (b)	1,224,864	4,015,790
Royal Dutch Shell PLC:
Class A (United Kingdom)	1,564,082	44,171,892
Class B (United Kingdom)	1,325,016	37,746,678
Royal Mail PLC	300,146	1,596,327
RSA Insurance Group PLC	374,535	3,224,404
Sage Group PLC	374,297	3,328,532
Schroders PLC	42,238	1,919,858
Scottish & Southern Energy PLC	361,455	6,576,502
Segro PLC	376,428	2,617,393
Severn Trent PLC	82,453	2,436,862
SKY PLC	359,681	4,579,534
Smith & Nephew PLC	317,737	5,528,603
Smiths Group PLC	138,388	2,802,743
St. James's Place Capital PLC	193,787	3,111,657
Standard Chartered PLC (United Kingdom) (b)	1,163,573	12,998,693
Standard Life PLC	686,037	3,950,106
Tate & Lyle PLC	156,153	1,384,510
Taylor Wimpey PLC	1,141,803	2,868,366
Tesco PLC (b)	2,902,546	6,671,197
The Weir Group PLC	78,482	1,899,091
Travis Perkins PLC	85,173	1,705,887
Unilever PLC	453,478	25,863,096
United Utilities Group PLC	238,191	2,820,566
Vodafone Group PLC	9,390,889	27,528,024
Whitbread PLC	63,660	3,232,051
WM Morrison Supermarkets PLC	815,530	2,586,729
Worldpay Group PLC	714,277	3,486,943

TOTAL UNITED KINGDOM		821,110,202

TOTAL COMMON STOCKS
(Cost $4,458,872,279)		4,962,859,814

Nonconvertible Preferred Stocks - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	18,529	1,477,297
Fuchs Petrolub AG	23,832	1,416,259
Henkel AG & Co. KGaA	63,117	8,947,469
Porsche Automobil Holding SE (Germany)	53,262	3,050,750
Volkswagen AG	65,264	10,051,464

TOTAL GERMANY		24,943,239

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	2,083,299	1,710,316
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $24,217,244)		26,653,555
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.8% 10/12/17(c)
(Cost $9,983,990)	10,000,000	9,978,300
	Shares	Value

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 1.11% (d)	53,741,968	53,752,716
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	23,331,025	23,333,358
TOTAL MONEY MARKET FUNDS
(Cost $77,085,862)		77,086,074
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $4,570,159,375)		5,076,577,743
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(7,155,966)
NET ASSETS - 100%		$5,069,421,777

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
819 ICE E-mini MSCI EAFE Index Contracts (United States)	Sept. 2017	79,397,955	$1,169,794

The face value of futures purchased as a percentage of Net Assets is 1.6%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,515,529.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$544,880
Fidelity Securities Lending Cash Central Fund	163,693
Total	$708,573

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$597,137,363	$376,749,521	$220,387,842	$--
Consumer Staples	570,574,724	257,583,159	312,991,565	--
Energy	240,438,187	51,602,024	188,836,163	--
Financials	1,098,969,040	668,072,973	430,896,067	--
Health Care	517,723,075	216,042,188	301,680,887	--
Industrials	713,095,278	534,546,710	178,548,568	--
Information Technology	304,517,718	187,902,732	116,614,986	--
Materials	386,837,426	294,865,985	91,971,441	--
Real Estate	180,543,641	180,543,641	--	--
Telecommunication Services	213,373,239	49,081,382	164,291,857	--
Utilities	166,303,678	142,189,100	24,114,578	--
Government Obligations	9,978,300	--	9,978,300	--
Money Market Funds	77,086,074	77,086,074	--	--
Total Investments in Securities:	$5,076,577,743	$3,036,265,489	$2,040,312,254	$--
Derivative Instruments:
Assets
Futures Contracts	$1,169,794	$1,169,794	$--	$--
Total Assets	$1,169,794	$1,169,794	$--	$--
Total Derivative Instruments:	$1,169,794	$1,169,794	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$68,928,428
Level 2 to Level 1	$70,237,636

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $4,571,557,297. Net unrealized appreciation aggregated $505,020,446, of which $574,067,296 related to appreciated investment securities and $69,046,850 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI U.S. Minimum Volatility Index Fund

July 31, 2017

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

SV1-QTLY-0917
1.9866137.102

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
CONSUMER DISCRETIONARY - 7.9%
Distributors - 0.1%
Genuine Parts Co.	7,847	$666,446
Hotels, Restaurants & Leisure - 2.5%
ARAMARK Holdings Corp.	39,110	1,558,925
Chipotle Mexican Grill, Inc. (a)(b)	698	239,951
Darden Restaurants, Inc.	17,519	1,469,494
McDonald's Corp.	60,226	9,343,462
Starbucks Corp.	47,520	2,565,130
		15,176,962
Media - 3.2%
Charter Communications, Inc. Class A (a)	12,654	4,959,229
Comcast Corp. Class A	141,930	5,741,069
Liberty Broadband Corp. Class C (a)	10,198	1,011,438
Omnicom Group, Inc. (b)	9,951	783,542
The Walt Disney Co.	34,472	3,789,507
Time Warner, Inc.	30,692	3,143,475
		19,428,260
Specialty Retail - 2.1%
AutoZone, Inc. (a)	3,629	1,959,007
Home Depot, Inc.	28,618	4,281,253
O'Reilly Automotive, Inc. (a)	3,719	759,792
Ross Stores, Inc.	15,177	839,592
TJX Companies, Inc.	70,638	4,966,558
Ulta Beauty, Inc. (a)	1,011	253,973
		13,060,175

TOTAL CONSUMER DISCRETIONARY		48,331,843

CONSUMER STAPLES - 12.8%
Beverages - 3.7%
Constellation Brands, Inc. Class A (sub. vtg.)	12,451	2,407,401
Dr. Pepper Snapple Group, Inc.	41,551	3,787,789
PepsiCo, Inc.	77,593	9,048,120
The Coca-Cola Co.	151,606	6,949,619
		22,192,929
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	11,619	1,841,728
CVS Health Corp.	7,082	566,064
Sysco Corp.	32,360	1,702,783
Wal-Mart Stores, Inc.	40,655	3,251,993
		7,362,568
Food Products - 3.0%
Campbell Soup Co. (b)	52,284	2,762,164
ConAgra Foods, Inc.	26,799	917,598
General Mills, Inc.	64,609	3,596,137
Hormel Foods Corp. (b)	33,808	1,155,219
Kellogg Co. (b)	57,764	3,927,952
McCormick & Co., Inc. (non-vtg.)	36,810	3,507,993
The Hershey Co.	17,311	1,823,021
The J.M. Smucker Co.	3,014	367,407
		18,057,491
Household Products - 3.4%
Church & Dwight Co., Inc.	68,664	3,663,224
Clorox Co.	35,419	4,728,082
Colgate-Palmolive Co.	31,110	2,246,142
Kimberly-Clark Corp.	19,487	2,400,019
Procter & Gamble Co.	86,228	7,831,227
		20,868,694
Tobacco - 1.5%
Altria Group, Inc.	101,247	6,578,018
Philip Morris International, Inc.	23,436	2,735,216
		9,313,234

TOTAL CONSUMER STAPLES		77,794,916

ENERGY - 2.3%
Energy Equipment & Services - 0.3%
Schlumberger Ltd.	28,989	1,988,645
Oil, Gas & Consumable Fuels - 2.0%
Chevron Corp.	27,466	2,999,013
Exxon Mobil Corp.	85,430	6,837,817
Occidental Petroleum Corp.	33,568	2,078,866
		11,915,696

TOTAL ENERGY		13,904,341

FINANCIALS - 11.0%
Banks - 0.2%
U.S. Bancorp	20,459	1,079,826
Capital Markets - 0.3%
CME Group, Inc.	14,703	1,802,882
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc. Class B (a)	33,148	5,799,906
Insurance - 7.9%
Alleghany Corp. (a)	3,922	2,405,519
Allstate Corp.	43,255	3,936,205
Aon PLC	12,383	1,710,959
Arch Capital Group Ltd. (a)	64,700	6,292,722
Athene Holding Ltd.	53,748	2,715,886
Axis Capital Holdings Ltd.	47,606	3,074,395
Chubb Ltd.	44,769	6,556,868
Cincinnati Financial Corp.	14,487	1,103,330
Everest Re Group Ltd.	8,231	2,159,732
FNF Group	23,451	1,145,816
Markel Corp. (a)	4,043	4,332,115
Marsh & McLennan Companies, Inc.	48,331	3,768,368
Progressive Corp.	8,355	393,771
RenaissanceRe Holdings Ltd.	22,588	3,318,403
The Travelers Companies, Inc.	24,371	3,121,681
W.R. Berkley Corp.	34,901	2,407,122
		48,442,892
Mortgage Real Estate Investment Trusts - 1.6%
Agnc Investment Corp.	196,487	4,161,595
Annaly Capital Management, Inc.	468,229	5,632,795
		9,794,390

TOTAL FINANCIALS		66,919,896

HEALTH CARE - 19.3%
Health Care Equipment & Supplies - 9.3%
Abbott Laboratories	76,379	3,756,319
Baxter International, Inc.	65,401	3,955,452
Becton, Dickinson & Co.	47,882	9,643,428
Boston Scientific Corp. (a)	93,354	2,485,083
C.R. Bard, Inc.	1,195	383,117
Danaher Corp.	50,654	4,127,794
Hologic, Inc. (a)	25,068	1,108,256
Intuitive Surgical, Inc. (a)	8,534	8,007,111
Medtronic PLC	67,420	5,661,257
ResMed, Inc. (b)	13,731	1,058,935
Stryker Corp.	61,068	8,983,103
Teleflex, Inc.	6,333	1,312,324
The Cooper Companies, Inc.	8,181	1,995,100
Varian Medical Systems, Inc. (a)(b)	32,132	3,120,660
Zimmer Biomet Holdings, Inc.	7,535	914,146
		56,512,085
Health Care Providers & Services - 4.7%
Aetna, Inc.	27,428	4,232,415
Anthem, Inc.	10,315	1,920,756
Cigna Corp.	16,112	2,796,399
Henry Schein, Inc. (a)	13,570	2,472,590
Humana, Inc.	9,633	2,227,150
Laboratory Corp. of America Holdings (a)	20,311	3,227,621
Patterson Companies, Inc. (b)	13,796	575,569
Quest Diagnostics, Inc.	15,233	1,649,886
UnitedHealth Group, Inc.	43,322	8,309,593
Universal Health Services, Inc. Class B	5,903	654,229
VCA, Inc. (a)	8,525	789,245
		28,855,453
Life Sciences Tools & Services - 0.5%
Quintiles Transnational Holdings, Inc. (a)	5,582	505,450
Thermo Fisher Scientific, Inc.	11,694	2,052,648
Waters Corp. (a)	3,106	538,705
		3,096,803
Pharmaceuticals - 4.8%
Allergan PLC	1,408	355,281
Eli Lilly & Co.	63,829	5,276,105
Johnson & Johnson	70,255	9,324,244
Merck & Co., Inc.	91,539	5,847,511
Pfizer, Inc.	236,032	7,826,821
Zoetis, Inc. Class A	14,015	876,218
		29,506,180

TOTAL HEALTH CARE		117,970,521

INDUSTRIALS - 7.6%
Aerospace & Defense - 2.3%
General Dynamics Corp.	10,432	2,048,115
Lockheed Martin Corp.	13,422	3,920,969
Northrop Grumman Corp.	14,773	3,887,219
Raytheon Co.	24,438	4,197,715
		14,054,018
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc. (b)	30,146	1,977,578
Expeditors International of Washington, Inc.	50,504	2,973,676
United Parcel Service, Inc. Class B	25,022	2,759,676
		7,710,930
Commercial Services & Supplies - 3.2%
Cintas Corp.	25,179	3,395,388
Republic Services, Inc.	115,067	7,389,603
Waste Connection, Inc. (Canada)	12,024	781,476
Waste Management, Inc.	103,064	7,745,260
		19,311,727
Industrial Conglomerates - 0.6%
3M Co.	18,395	3,700,522
Professional Services - 0.3%
Equifax, Inc.	3,373	490,569
Verisk Analytics, Inc. (a)(b)	14,679	1,280,890
		1,771,459

TOTAL INDUSTRIALS		46,548,656

INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 1.0%
Cisco Systems, Inc.	133,106	4,186,184
Motorola Solutions, Inc.	24,622	2,232,723
		6,418,907
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	11,873	909,709
Dell Technologies, Inc. (a)	119,472	7,678,465
		8,588,174
Internet Software & Services - 1.6%
Alphabet, Inc. Class A (a)	3,283	3,104,077
eBay, Inc. (a)	50,184	1,793,074
Facebook, Inc. Class A (a)	28,848	4,882,524
		9,779,675
IT Services - 10.4%
Accenture PLC Class A	55,074	7,094,633
Automatic Data Processing, Inc.	78,503	9,334,792
Broadridge Financial Solutions, Inc.	43,846	3,326,158
Fidelity National Information Services, Inc.	53,082	4,842,140
Fiserv, Inc. (a)	54,119	6,954,292
Gartner, Inc. (a)	19,896	2,553,055
IBM Corp.	26,911	3,893,214
Jack Henry & Associates, Inc.	42,913	4,605,423
MasterCard, Inc. Class A	35,557	4,544,185
Paychex, Inc.	92,358	5,342,910
Vantiv, Inc. (a)	33,772	2,146,211
Visa, Inc. Class A	88,608	8,821,812
		63,458,825
Semiconductors & Semiconductor Equipment - 0.4%
Intel Corp.	61,428	2,178,851
Software - 3.8%
Adobe Systems, Inc. (a)	25,281	3,703,414
ANSYS, Inc. (a)	29,909	3,874,711
Cadence Design Systems, Inc. (a)	24,992	922,205
Electronic Arts, Inc. (a)	9,882	1,153,625
Intuit, Inc.	5,443	746,834
Microsoft Corp.	55,579	4,040,593
Oracle Corp.	64,599	3,225,428
Salesforce.com, Inc. (a)	8,382	761,086
Synopsys, Inc. (a)	36,386	2,786,076
VMware, Inc. Class A (a)(b)	24,701	2,290,030
		23,504,002
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.	2,455	365,132

TOTAL INFORMATION TECHNOLOGY		114,293,566

MATERIALS - 2.6%
Chemicals - 1.5%
E.I. du Pont de Nemours & Co.	12,284	1,009,868
Ecolab, Inc.	15,458	2,035,355
Monsanto Co.	28,165	3,290,235
Praxair, Inc.	14,296	1,860,767
Sherwin-Williams Co.	2,540	856,666
		9,052,891
Metals & Mining - 1.1%
Newmont Mining Corp.	177,424	6,594,850

TOTAL MATERIALS		15,647,741

REAL ESTATE - 6.5%
Equity Real Estate Investment Trusts (REITs) - 6.5%
American Tower Corp.	6,458	880,419
AvalonBay Communities, Inc.	30,881	5,939,960
Boston Properties, Inc.	3,003	363,093
Camden Property Trust (SBI)	4,819	432,264
Crown Castle International Corp.	48,915	4,919,871
Digital Realty Trust, Inc.	12,878	1,485,349
Equinix, Inc.	3,243	1,461,717
Equity Residential (SBI)	53,067	3,611,740
Essex Property Trust, Inc.	9,004	2,356,347
Extra Space Storage, Inc. (b)	3,888	309,096
Federal Realty Investment Trust (SBI)	15,656	2,076,455
Mid-America Apartment Communities, Inc.	5,522	571,693
National Retail Properties, Inc.	7,881	315,082
Public Storage	20,714	4,258,177
Realty Income Corp.	61,765	3,524,311
Regency Centers Corp.	7,948	526,317
UDR, Inc.	81,460	3,184,271
Ventas, Inc.	19,631	1,322,148
Welltower, Inc.	27,720	2,034,371
		39,572,681
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	233,327	9,099,753
Verizon Communications, Inc.	161,713	7,826,909
Zayo Group Holdings, Inc. (a)	28,772	943,434
		17,870,096
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	26,365	1,625,666

TOTAL TELECOMMUNICATION SERVICES		19,495,762

UTILITIES - 8.1%
Electric Utilities - 5.2%
American Electric Power Co., Inc.	16,044	1,131,744
Duke Energy Corp.	82,108	6,989,033
Edison International	11,572	910,485
Eversource Energy	18,351	1,115,557
NextEra Energy, Inc.	30,811	4,501,179
PG&E Corp.	56,178	3,802,689
PPL Corp.	18,269	700,251
Southern Co.	105,043	5,034,711
Westar Energy, Inc.	30,413	1,543,460
Xcel Energy, Inc.	127,691	6,041,061
		31,770,170
Multi-Utilities - 2.6%
CMS Energy Corp.	12,786	591,225
Consolidated Edison, Inc.	92,682	7,679,631
Dominion Resources, Inc.	52,159	4,025,632
DTE Energy Co.	3,401	364,111
WEC Energy Group, Inc.	54,184	3,411,966
		16,072,565
Water Utilities - 0.3%
American Water Works Co., Inc.	18,703	1,516,813

TOTAL UTILITIES		49,359,548

TOTAL COMMON STOCKS
(Cost $541,040,120)		609,839,471
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.08% 10/26/17 (c)
(Cost $498,711)	500,000	498,728
	Shares	Value

Money Market Funds - 5.4%
Fidelity Cash Central Fund, 1.11% (d)	16,989,252	$16,992,650
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	16,153,191	16,154,807
TOTAL MONEY MARKET FUNDS
(Cost $33,147,444)		33,147,457
TOTAL INVESTMENT PORTFOLIO - 105.5%
(Cost $574,686,275)		643,485,656
NET OTHER ASSETS (LIABILITIES) - (5.5)%		(33,477,841)
NET ASSETS - 100%		$610,007,815

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2017	123,400	$(58)

The face value of futures purchased as a percentage of Net Assets is 0.0%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $101,741.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$35,557
Fidelity Securities Lending Cash Central Fund	23,055
Total	$58,612

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$48,331,843	$48,331,843	$--	$--
Consumer Staples	77,794,916	77,794,916	--	--
Energy	13,904,341	13,904,341	--	--
Financials	66,919,896	66,919,896	--	--
Health Care	117,970,521	117,970,521	--	--
Industrials	46,548,656	46,548,656	--	--
Information Technology	114,293,566	114,293,566	--	--
Materials	15,647,741	15,647,741	--	--
Real Estate	39,572,681	39,572,681	--	--
Telecommunication Services	19,495,762	19,495,762	--	--
Utilities	49,359,548	49,359,548	--	--
U.S. Government and Government Agency Obligations	498,728	--	498,728	--
Money Market Funds	33,147,457	33,147,457	--	--
Total Investments in Securities:	$643,485,656	$642,986,928	$498,728	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(58)	$(58)	$--	$--
Total Liabilities	$(58)	$(58)	$--	$--
Total Derivative Instruments:	$(58)	$(58)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $575,321,016. Net unrealized appreciation aggregated $68,164,640, of which $73,616,684 related to appreciated investment securities and $5,452,044 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Global ex U.S. Index Fund

July 31, 2017

GUX-QTLY-0917
1.929356.105

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
Australia - 4.7%
AGL Energy Ltd.	94,361	$1,819,280
Alumina Ltd.	356,521	541,912
Amcor Ltd.	162,905	1,999,170
AMP Ltd.	412,440	1,778,441
APA Group unit	159,567	1,100,374
Aristocrat Leisure Ltd.	75,573	1,224,283
ASX Ltd.	27,585	1,154,156
Aurizon Holdings Ltd.	286,048	1,148,769
Australia & New Zealand Banking Group Ltd.	416,555	9,874,020
Bank of Queensland Ltd.	56,305	542,780
Bendigo & Adelaide Bank Ltd.	67,493	600,418
BHP Billiton Ltd.	456,551	9,508,322
BlueScope Steel Ltd.	79,413	837,331
Boral Ltd.	172,026	952,336
Brambles Ltd.	222,713	1,646,295
Caltex Australia Ltd.	38,122	949,695
Challenger Ltd.	84,432	867,961
Cimic Group Ltd.	13,999	463,871
Coca-Cola Amatil Ltd.	80,310	529,404
Cochlear Ltd.	8,211	938,353
Commonwealth Bank of Australia	244,464	16,375,177
Computershare Ltd.	63,371	713,304
Crown Ltd.	57,868	588,865
CSL Ltd.	64,551	6,506,741
DEXUS Property Group unit	148,684	1,115,725
Dominos Pizza Enterprises Ltd.	9,501	405,199
Flight Centre Travel Group Ltd. (a)	7,620	265,176
Fortescue Metals Group Ltd.	228,794	1,050,622
Goodman Group unit	248,399	1,581,805
Harvey Norman Holdings Ltd. (a)	88,005	307,665
Healthscope Ltd.	261,539	435,201
Incitec Pivot Ltd.	236,039	604,260
Insurance Australia Group Ltd.	331,182	1,767,187
Lendlease Group unit	81,545	1,099,227
Macquarie Group Ltd.	45,568	3,128,881
Medibank Private Ltd.	406,084	883,639
Mirvac Group unit	540,987	939,153
National Australia Bank Ltd.	379,395	9,090,304
Newcrest Mining Ltd.	107,408	1,735,713
Orica Ltd.	55,505	883,196
Origin Energy Ltd. (b)	243,404	1,347,485
Qantas Airways Ltd.	70,830	301,452
QBE Insurance Group Ltd.	192,792	1,827,668
Ramsay Health Care Ltd.	20,260	1,143,961
realestate.com.au Ltd.	7,710	425,715
Rio Tinto Ltd.	60,275	3,172,394
Santos Ltd. (b)	279,083	756,873
Scentre Management Ltd. A/S Trustee South Carolina unit	748,677	2,473,629
SEEK Ltd.	46,615	637,693
Sonic Healthcare Ltd.	56,991	1,016,264
South32 Ltd.	742,577	1,728,719
SP AusNet	272,367	356,256
Stockland Corp. Ltd. unit	333,404	1,120,237
Suncorp Group Ltd.	180,435	2,062,733
Sydney Airport unit	161,465	869,328
Tabcorp Holdings Ltd.	123,805	414,004
Tatts Group Ltd.	185,218	592,698
Telstra Corp. Ltd.	586,007	1,922,435
The GPT Group unit	258,008	988,687
TPG Telecom Ltd.	57,367	257,463
Transurban Group unit	287,368	2,623,095
Treasury Wine Estates Ltd.	105,707	1,030,009
Vicinity Centers unit	492,645	1,083,819
Wesfarmers Ltd.	159,911	5,210,540
Westfield Corp. unit	275,478	1,692,537
Westpac Banking Corp.	476,247	12,139,611
Woodside Petroleum Ltd.	107,118	2,499,706
Woolworths Ltd.	182,021	3,887,969

TOTAL AUSTRALIA		141,537,191

Austria - 0.2%
Andritz AG	10,188	624,375
Erste Group Bank AG	42,080	1,749,229
OMV AG	20,728	1,173,398
Raiffeisen International Bank-Holding AG (b)	21,648	638,622
Voestalpine AG	17,049	865,027

TOTAL AUSTRIA		5,050,651

Bailiwick of Jersey - 0.8%
Experian PLC	133,878	2,659,654
Glencore Xstrata PLC	1,740,664	7,674,196
Petrofac Ltd.	34,429	203,053
Randgold Resources Ltd.	13,072	1,216,796
Shire PLC	128,522	7,184,690
Wolseley PLC	35,753	2,134,736
WPP PLC	182,035	3,712,382

TOTAL BAILIWICK OF JERSEY		24,785,507

Belgium - 0.8%
Ageas	27,524	1,240,269
Anheuser-Busch InBev SA NV	108,156	13,047,133
Colruyt NV	8,764	491,559
Groupe Bruxelles Lambert SA	11,593	1,189,441
KBC Groep NV	35,656	2,954,670
Proximus	22,510	791,293
Solvay SA Class A	10,327	1,482,905
Telenet Group Holding NV (b)	7,682	536,452
UCB SA	17,702	1,290,028
Umicore SA	13,092	1,052,025

TOTAL BELGIUM		24,075,775

Bermuda - 0.5%
Alibaba Health Information Technology Ltd. (a)(b)	442,000	210,509
Alibaba Pictures Group Ltd. (b)	1,760,000	297,434
Beijing Enterprises Water Group Ltd.	702,000	583,292
Brilliance China Automotive Holdings Ltd.	416,000	1,053,475
Cheung Kong Infrastructure Holdings Ltd.	98,000	914,029
China Gas Holdings Ltd.	260,000	629,129
China Resource Gas Group Ltd.	132,000	500,230
Cosco Shipping Ports Ltd.	252,707	309,300
Credicorp Ltd. (United States)	9,580	1,773,641
GOME Electrical Appliances Holdings Ltd.	1,569,104	188,836
Haier Electronics Group Co. Ltd.	187,000	482,415
Hanergy Thin Film Power Group Ltd. (b)	576,000	1
Hongkong Land Holdings Ltd.	165,136	1,241,823
Jardine Matheson Holdings Ltd.	30,076	1,919,150
Jardine Strategic Holdings Ltd.	32,200	1,313,760
Kerry Properties Ltd.	101,000	354,304
Kunlun Energy Co. Ltd.	490,000	488,695
Li & Fung Ltd.	758,000	277,549
Nine Dragons Paper (Holdings) Ltd.	253,000	377,032
NWS Holdings Ltd.	233,871	447,932
Shangri-La Asia Ltd.	190,000	308,931
Sihuan Pharmaceutical Holdings Group Ltd.	491,000	206,815
Yue Yuen Industrial (Holdings) Ltd.	111,500	460,372

TOTAL BERMUDA		14,338,654

Brazil - 1.0%
Ambev SA	672,200	4,128,026
Banco Bradesco SA	131,566	1,272,056
Banco do Brasil SA	123,700	1,138,483
Banco Santander SA (Brasil) unit	60,800	497,381
BB Seguridade Participacoes SA	95,500	840,661
BM&F BOVESPA SA	289,166	1,900,047
BR Malls Participacoes SA	118,340	500,934
Brasil Foods SA	66,000	781,413
CCR SA	175,200	959,615
Centrais Eletricas Brasileiras SA (Electrobras) (b)	27,600	119,486
Cielo SA	172,871	1,446,898
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	50,100	539,021
Companhia Siderurgica Nacional SA (CSN) (b)	75,700	184,981
Cosan SA Industria e Comercio	25,200	291,731
CPFL Energia SA	38,982	335,773
Drogasil SA	31,700	701,429
Duratex SA	41,549	105,526
EDP Energias do Brasil SA (b)	41,481	191,153
Embraer SA	96,900	490,039
ENGIE Brasil Energia SA	23,500	263,761
Equatorial Energia SA	29,000	527,298
Fibria Celulose SA	35,900	380,833
Hypermarcas SA	51,700	464,054
JBS SA	111,900	276,310
Klabin SA unit	76,700	393,541
Kroton Educacional SA	189,252	915,202
Localiza Rent A Car SA	24,889	414,238
Lojas Americanas SA	24,750	102,465
Lojas Renner SA	97,980	920,620
M. Dias Branco SA	15,800	257,190
Multiplan Empreendimentos Imobiliarios SA	10,822	249,454
Natura Cosmeticos SA	22,600	181,548
Odontoprev SA	32,600	136,010
Petroleo Brasileiro SA - Petrobras (ON) (b)	423,400	1,873,722
Porto Seguro SA	13,400	135,360
Qualicorp SA	29,100	306,085
Rumo SA (b)	103,000	341,533
Sul America SA unit	25,047	140,964
Terna Participacoes SA unit	26,800	199,559
TIM Participacoes SA	126,900	432,991
Ultrapar Participacoes SA	52,200	1,238,732
Vale SA	179,600	1,802,710
Weg SA	83,600	507,763

TOTAL BRAZIL		28,886,596

British Virgin Islands - 0.0%
First Pacific Co. Ltd.	338,852	253,788
Canada - 6.4%
Agnico Eagle Mines Ltd. (Canada)	32,775	1,530,245
Agrium, Inc.	19,438	1,945,125
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	59,567	2,824,625
AltaGas Ltd.	23,392	544,484
ARC Resources Ltd.	48,320	666,229
ATCO Ltd. Class I (non-vtg.)	11,193	416,657
Bank of Montreal	92,151	6,989,211
Bank of Nova Scotia	171,759	10,700,238
Barrick Gold Corp.	165,309	2,795,038
BCE, Inc.	21,847	1,025,455
BlackBerry Ltd. (b)	74,903	702,319
Bombardier, Inc. Class B (sub. vtg.) (b)	277,686	559,047
Brookfield Asset Management, Inc. Class A	125,771	4,891,627
CAE, Inc.	37,490	635,383
Cameco Corp.	57,028	584,117
Canadian Imperial Bank of Commerce	61,200	5,312,263
Canadian National Railway Co.	108,165	8,547,356
Canadian Natural Resources Ltd.	157,705	4,823,174
Canadian Pacific Railway Ltd.	20,851	3,264,413
Canadian Tire Ltd. Class A (non-vtg.)	9,308	1,062,460
Canadian Utilities Ltd. Class A (non-vtg.)	17,969	570,309
CCL Industries, Inc. Class B	20,082	962,744
Cenovus Energy, Inc.	143,757	1,207,247
CGI Group, Inc. Class A (sub. vtg.) (b)	29,712	1,568,832
CI Financial Corp.	38,772	844,634
Constellation Software, Inc.	2,933	1,580,068
Crescent Point Energy Corp.	72,989	573,725
Dollarama, Inc.	15,397	1,505,059
Element Financial Corp.	57,542	435,690
Emera, Inc.	7,852	292,226
Empire Co. Ltd. Class A (non-vtg.)	25,079	407,540
Enbridge, Inc.	231,346	9,589,702
Encana Corp.	137,214	1,381,220
Fairfax Financial Holdings Ltd. (sub. vtg.)	3,930	1,874,012
Finning International, Inc.	24,709	497,252
First Capital Realty, Inc.	23,516	384,782
First Quantum Minerals Ltd.	95,432	1,054,785
Fortis, Inc.	55,968	2,040,750
Franco-Nevada Corp.	25,808	1,869,851
George Weston Ltd.	6,997	611,112
Gildan Activewear, Inc.	31,961	963,124
Goldcorp, Inc.	118,854	1,560,569
Great-West Lifeco, Inc.	42,409	1,210,276
H&R REIT/H&R Finance Trust	21,467	363,308
Husky Energy, Inc. (b)	49,243	569,943
Hydro One Ltd.	40,490	726,173
IGM Financial, Inc.	12,776	429,983
Imperial Oil Ltd.	41,822	1,200,234
Industrial Alliance Insurance and Financial Services, Inc.	14,873	689,997
Intact Financial Corp.	18,061	1,403,014
Inter Pipeline Ltd.	51,441	1,015,823
Jean Coutu Group, Inc. Class A (sub. vtg.)	11,104	185,074
Keyera Corp.	27,422	856,917
Kinross Gold Corp. (b)	168,935	696,472
Linamar Corp.	7,284	399,211
Loblaw Companies Ltd.	30,769	1,675,729
Magna International, Inc. Class A (sub. vtg.)	51,593	2,460,573
Manulife Financial Corp.	280,402	5,775,595
Methanex Corp.	12,895	571,755
Metro, Inc. Class A (sub. vtg.)	32,315	1,094,576
National Bank of Canada	48,383	2,179,030
Onex Corp. (sub. vtg.)	12,114	970,772
Open Text Corp.	36,807	1,231,082
Pembina Pipeline Corp.	56,091	1,911,615
Peyto Exploration & Development Corp.	24,216	430,420
Potash Corp. of Saskatchewan, Inc.	118,559	2,120,606
Power Corp. of Canada (sub. vtg.)	50,822	1,235,952
Power Financial Corp.	33,967	920,317
PrairieSky Royalty Ltd.	30,182	749,496
Restaurant Brands International, Inc.	31,031	1,848,793
Restaurant Brands International, Inc.	304	18,112
RioCan (REIT)	24,386	471,192
Rogers Communications, Inc. Class B (non-vtg.)	51,384	2,671,927
Royal Bank of Canada	209,827	15,653,507
Saputo, Inc.	30,574	1,036,340
Seven Generations Energy Ltd. (b)	33,065	574,709
Shaw Communications, Inc. Class B	61,024	1,358,754
Shopify, Inc. Class A (b)	11,105	1,023,343
Smart (REIT)	8,361	210,308
SNC-Lavalin Group, Inc.	22,129	974,617
Sun Life Financial, Inc.	87,046	3,335,920
Suncor Energy, Inc.	237,027	7,732,014
Teck Resources Ltd. Class B (sub. vtg.)	79,156	1,718,036
TELUS Corp.	25,776	930,975
The Toronto-Dominion Bank	264,300	13,624,673
Thomson Reuters Corp.	40,826	1,869,793
Tourmaline Oil Corp. (b)	31,332	694,871
TransCanada Corp.	123,229	6,296,120
Turquoise Hill Resources Ltd. (b)	153,118	503,536
Valeant Pharmaceuticals International, Inc. (Canada) (b)	46,509	765,538
Veresen, Inc.	44,762	653,793
Vermilion Energy, Inc.	16,673	549,102
West Fraser Timber Co. Ltd.	9,762	518,735
Wheaton Precious Metals Corp.	61,638	1,249,816
Yamana Gold, Inc.	144,065	375,545

TOTAL CANADA		191,328,711

Cayman Islands - 3.8%
3SBio, Inc. (b)	136,000	170,636
58.com, Inc. ADR (b)	13,312	679,578
AAC Technology Holdings, Inc.	106,500	1,433,035
Alibaba Group Holding Ltd. sponsored ADR (a)(b)	160,482	24,866,686
Anta Sports Products Ltd.	157,000	538,690
ASM Pacific Technology Ltd.	38,800	502,709
Autohome, Inc. ADR Class A (a)(b)	8,024	390,608
Baidu.com, Inc. sponsored ADR (b)	38,697	8,759,066
Chailease Holding Co. Ltd.	154,816	444,754
Cheung Kong Property Holdings Ltd.	375,716	3,042,459
China Conch Venture Holdings Ltd.	231,000	429,421
China Huishan Dairy Holdings Co. Ltd.	461,000	24,789
China Medical System Holdings Ltd.	185,000	315,960
China Mengniu Dairy Co. Ltd.	409,000	796,971
China Resources Land Ltd.	398,634	1,281,010
China State Construction International Holdings Ltd.	266,000	429,779
CK Hutchison Holdings Ltd.	381,716	5,028,752
Country Garden Holdings Co. Ltd.	742,644	1,038,264
Ctrip.com International Ltd. ADR (b)	52,642	3,144,307
ENN Energy Holdings Ltd.	106,000	719,939
Evergrande Real Estate Group Ltd.	568,000	1,581,656
Fullshare Holdings Ltd. (a)	992,500	396,451
GCL-Poly Energy Holdings Ltd. (a)(b)	1,636,000	173,846
Geely Automobile Holdings Ltd.	699,000	1,616,216
Haitian International Holdings Ltd.	84,000	240,897
Hengan International Group Co. Ltd.	99,000	755,416
JD.com, Inc. sponsored ADR (b)	92,907	4,196,609
Kingsoft Corp. Ltd.	119,000	313,847
Longfor Properties Co. Ltd.	219,500	551,364
Melco Crown Entertainment Ltd. sponsored ADR	33,489	676,478
MGM China Holdings Ltd.	142,800	281,183
Minth Group Ltd.	100,000	460,900
Momo, Inc. ADR (b)	13,223	580,886
NetEase, Inc. ADR	11,267	3,507,192
New Oriental Education & Technology Group, Inc. sponsored ADR	18,675	1,487,651
Sands China Ltd.	336,800	1,563,092
Semiconductor Manufacturing International Corp. (b)	410,100	449,547
Shenzhou International Group Holdings Ltd.	79,000	528,467
Shimao Property Holdings Ltd.	183,500	366,023
SINA Corp.	7,695	729,563
Sino Biopharmaceutical Ltd.	622,000	549,470
SOHO China Ltd.	247,000	134,713
Sunac China Holdings Ltd. (a)	287,000	764,275
Sunny Optical Technology Group Co. Ltd.	99,000	1,178,753
TAL Education Group ADR	6,472	1,014,615
Tencent Holdings Ltd.	806,700	32,198,610
Tingyi (Cayman Islands) Holding Corp.	300,000	382,163
Vipshop Holdings Ltd. ADR (b)	54,926	675,590
Want Want China Holdings Ltd.	737,000	498,202
Weibo Corp. sponsored ADR (a)(b)	4,984	383,519
WH Group Ltd.	1,147,500	1,076,865
Wynn Macau Ltd.	228,000	494,485
YY, Inc. ADR (a)(b)	4,877	348,706
Zhen Ding Technology Holding Ltd.	72,302	167,986

TOTAL CAYMAN ISLANDS		114,362,649

Chile - 0.3%
AES Gener SA	379,550	141,034
Aguas Andinas SA	445,033	280,797
Banco de Chile	3,431,682	496,434
Banco de Credito e Inversiones	5,660	341,583
Banco Santander Chile	9,271,712	657,363
Cencosud SA	205,278	584,315
Colbun SA	1,322,712	309,411
Compania Cervecerias Unidas SA	22,844	304,482
Compania de Petroleos de Chile SA (COPEC)	62,176	758,410
CorpBanca SA	20,147,413	190,997
Empresa Nacional de Electricidad SA	489,374	381,082
Empresa Nacional de Telecomunicaciones SA (ENTEL)	24,112	274,557
Empresas CMPC SA	186,797	477,205
Enel Chile SA	2,928,761	319,338
Enersis SA	4,046,873	817,234
LATAM Airlines Group SA	44,352	521,066
S.A.C.I. Falabella	102,573	947,639

TOTAL CHILE		7,802,947

China - 2.2%
Agricultural Bank of China Ltd. (H Shares)	3,663,000	1,711,726
Air China Ltd. (H Shares)	276,000	249,470
Aluminum Corp. of China Ltd. (H Shares) (b)	608,000	381,421
AviChina Industry & Technology Co. Ltd. (H Shares)	289,000	177,230
Bank Communications Co. Ltd. (H Shares)	1,196,000	886,572
Bank of China Ltd. (H Shares)	11,243,000	5,541,756
Beijing Capital International Airport Co. Ltd. (H Shares)	232,000	365,340
BYD Co. Ltd. (H Shares)	90,500	564,264
CGN Power Co. Ltd. (H Shares)	1,554,000	425,764
China Cinda Asset Management Co. Ltd. (H Shares)	1,284,000	534,260
China CITIC Bank Corp. Ltd. (H Shares)	1,220,000	791,904
China Coal Energy Co. Ltd. (H Shares)	260,000	128,489
China Communications Construction Co. Ltd. (H Shares)	651,000	868,467
China Communications Services Corp. Ltd. (H Shares)	322,000	175,206
China Construction Bank Corp. (H Shares)	11,925,000	9,923,759
China Everbright Bank Co. Ltd. (H Shares)	409,000	198,457
China Galaxy Securities Co. Ltd. (H Shares)	502,000	442,820
China Huarong Asset Management Co. Ltd.	941,000	385,517
China Life Insurance Co. Ltd. (H Shares)	1,052,000	3,324,799
China Longyuan Power Grid Corp. Ltd. (H Shares)	467,000	341,993
China Merchants Bank Co. Ltd. (H Shares)	547,751	1,802,274
China Minsheng Banking Corp. Ltd. (H Shares)	767,500	772,334
China National Building Materials Co. Ltd. (H Shares)	452,000	276,033
China Oilfield Services Ltd. (H Shares)	296,000	252,389
China Pacific Insurance (Group) Co. Ltd. (H Shares)	368,400	1,627,208
China Petroleum & Chemical Corp. (H Shares)	3,598,000	2,727,528
China Railway Construction Corp. Ltd. (H Shares)	286,000	377,877
China Railway Group Ltd. (H Shares)	581,000	462,670
China Shenhua Energy Co. Ltd. (H Shares)	476,500	1,187,163
China Southern Airlines Ltd. (H Shares)	282,000	215,179
China Telecom Corp. Ltd. (H Shares)	1,898,000	903,948
China Vanke Co. Ltd. (H Shares)	171,300	505,514
Chongqing Changan Automobile Co. Ltd. (B Shares)	101,400	134,494
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	319,000	235,244
CITIC Securities Co. Ltd. (H Shares)	332,000	674,133
Conch Cement Co. Ltd. (H Shares)	174,500	645,651
CRRC Corp. Ltd. (H Shares)	584,950	522,731
Dongfeng Motor Group Co. Ltd. (H Shares)	406,000	497,442
Fuyao Glass Industries Group Co. Ltd.	76,800	262,037
GF Securities Co. Ltd. (H Shares)	204,400	412,422
Great Wall Motor Co. Ltd. (H Shares)	452,500	580,485
Guangzhou Automobile Group Co. Ltd. (H Shares)	308,000	661,679
Guangzhou R&F Properties Co. Ltd. (H Shares)	122,400	218,762
Haitong Securities Co. Ltd. (H Shares)	459,600	733,166
Huaneng Power International, Inc. (H Shares)	616,000	434,215
Huaneng Renewables Corp. Ltd. (H Shares)	670,000	204,153
Huatai Securities Co. Ltd. (H Shares)	243,600	489,645
Industrial & Commercial Bank of China Ltd. (H Shares)	10,452,000	7,319,665
Jiangsu Expressway Co. Ltd. (H Shares)	200,000	290,367
Jiangxi Copper Co. Ltd. (H Shares)	192,000	350,530
New China Life Insurance Co. Ltd. (H Shares)	110,700	715,012
People's Insurance Co. of China Group (H Shares)	1,033,000	481,400
PetroChina Co. Ltd. (H Shares)	2,948,000	1,896,625
PICC Property & Casualty Co. Ltd. (H Shares)	643,289	1,199,146
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	738,000	5,475,380
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	256,000	206,483
Shanghai Electric Group Co. Ltd. (H Shares) (b)	366,000	170,095
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	66,500	243,496
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	87,040	139,264
Shanghai Pharma Holding Co. Ltd. (H Shares)	107,200	284,099
Sinopec Engineering Group Co. Ltd. (H Shares)	147,000	131,929
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	551,000	313,212
Sinopharm Group Co. Ltd. (H Shares)	162,000	679,252
TravelSky Technology Ltd. (H Shares)	138,000	365,724
Tsingtao Brewery Co. Ltd. (H Shares)	46,000	197,291
Weichai Power Co. Ltd. (H Shares)	249,600	240,627
Yanzhou Coal Mining Co. Ltd. (H Shares)	246,000	242,195
Zhejiang Expressway Co. Ltd. (H Shares)	224,000	279,613
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	83,100	395,775
Zijin Mng Group Co. Ltd. (H Shares)	872,000	315,942
ZTE Corp. (H Shares)	102,280	263,203

TOTAL CHINA		67,431,915

Colombia - 0.1%
Bancolombia SA	35,435	363,115
Cementos Argos SA	60,215	239,962
Ecopetrol SA	750,904	350,792
Grupo de Inversiones Suramerica SA	34,833	490,160
Interconexion Electrica SA ESP	51,789	237,254
Inversiones Argos SA (b)	41,029	295,132

TOTAL COLOMBIA		1,976,415

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	23,595	428,245
Komercni Banka A/S	11,320	488,234
MONETA Money Bank A/S	82,160	296,075
Telefonica Czech Rep A/S	8,264	105,582

TOTAL CZECH REPUBLIC		1,318,136

Denmark - 1.2%
A.P. Moller - Maersk A/S:
Series A	546	1,140,279
Series B	914	1,996,113
Carlsberg A/S Series B	15,040	1,672,242
Christian Hansen Holding A/S	14,214	1,144,858
Coloplast A/S Series B	16,560	1,422,649
Danske Bank A/S	105,137	4,259,201
DONG Energy A/S	20,383	982,771
DSV de Sammensluttede Vognmaend A/S	26,511	1,711,626
Genmab A/S (b)	8,033	1,827,237
H Lundbeck A/S	10,253	616,102
ISS Holdings A/S	23,956	982,683
Novo Nordisk A/S Series B	257,190	10,938,150
Novozymes A/S Series B	32,106	1,483,093
Pandora A/S	15,591	1,794,308
TDC A/S	111,243	686,166
Tryg A/S	16,712	376,949
Vestas Wind Systems A/S	31,498	3,078,479
William Demant Holding A/S (b)	17,419	463,324

TOTAL DENMARK		36,576,230

Egypt - 0.0%
Commercial International Bank SAE	73,566	339,188
Commercial International Bank SAE sponsored GDR	86,326	398,826
EFG-Hermes Holding SAE	50,000	62,099
Global Telecom Holding (b)	316,962	115,178

TOTAL EGYPT		915,291

Finland - 0.7%
Elisa Corp. (A Shares)	19,482	801,893
Fortum Corp.	63,663	1,041,534
Kone Oyj (B Shares)	47,878	2,494,398
Metso Corp.	16,248	517,020
Neste Oyj	17,542	760,667
Nokia Corp.	829,085	5,290,543
Nokian Tyres PLC	15,740	642,466
Orion Oyj (B Shares)	14,582	737,613
Sampo Oyj (A Shares)	63,642	3,482,940
Stora Enso Oyj (R Shares)	79,208	1,059,561
UPM-Kymmene Corp.	75,068	2,044,795
Wartsila Corp.	20,528	1,364,504

TOTAL FINLAND		20,237,934

France - 6.5%
Accor SA	26,888	1,249,646
Aeroports de Paris	4,161	704,635
Air Liquide SA	48,046	5,898,130
Alstom SA	21,014	753,381
Arkema SA	9,709	1,105,446
Atos Origin SA	13,278	2,019,041
AXA SA	275,776	8,144,626
BIC SA	4,138	485,301
BNP Paribas SA	159,411	12,373,763
Bollore Group	125,596	582,828
Bouygues SA	31,008	1,330,455
Bureau Veritas SA	38,652	880,579
Capgemini SA	22,764	2,479,218
Carrefour SA	79,729	1,916,451
Casino Guichard Perrachon SA	8,110	494,816
CNP Assurances	24,778	598,377
Compagnie de St. Gobain	71,080	3,945,536
Credit Agricole SA	161,830	2,840,497
Danone SA	83,681	6,244,292
Dassault Aviation SA	369	553,170
Dassault Systemes SA	17,975	1,763,800
Edenred SA	31,766	834,822
EDF SA	5,248	53,254
EDF SA	70,236	712,722
Eiffage SA	10,222	990,451
ENGIE	242,409	3,904,142
Essilor International SA	29,471	3,736,480
Eurazeo SA	5,998	489,575
Eutelsat Communications	23,903	647,704
Fonciere des Regions	4,832	466,934
Gecina SA	5,655	854,204
Gecina SA rights 8/2/17 (b)	6,119	18,167
Groupe Eurotunnel SA	67,964	753,227
Hermes International SCA	4,490	2,274,932
ICADE	4,831	415,023
Iliad SA	3,793	941,361
Imerys SA	5,117	443,470
Ingenico SA	8,369	877,978
Ipsen SA	5,542	710,187
JCDecaux SA	11,498	409,089
Kering SA	10,773	3,768,534
Klepierre SA	32,019	1,302,953
L'Oreal SA	5,097	1,056,523
L'Oreal SA	30,756	6,375,208
Lagardere S.C.A. (Reg.)	17,076	560,954
Legrand SA	38,112	2,634,832
LVMH Moet Hennessy - Louis Vuitton SA	39,650	9,959,628
Michelin CGDE Series B	24,362	3,299,494
Natixis SA	135,709	986,887
Orange SA	283,484	4,770,150
Pernod Ricard SA	30,099	4,177,758
Peugeot Citroen SA	67,575	1,454,714
Publicis Groupe SA	28,727	2,173,389
Remy Cointreau SA (a)	3,355	386,322
Renault SA	25,194	2,271,446
Rexel SA	41,080	650,919
Safran SA	44,526	4,213,101
Sanofi SA	165,151	15,737,076
Schneider Electric SA	80,035	6,281,400
SCOR SE	24,883	1,049,093
SEB SA	3,169	564,032
Societe Generale Series A	108,967	6,389,250
Sodexo SA	1,000	118,179
Sodexo SA	512	60,508
Sodexo SA	10,255	1,211,923
Sodexo SA	1,068	126,215
Suez Environnement SA	51,194	926,021
Thales SA	14,797	1,639,387
Total SA	331,576	16,861,866
Unibail-Rodamco	14,027	3,509,501
Valeo SA	33,988	2,355,357
Veolia Environnement SA	69,581	1,569,560
VINCI SA	71,240	6,379,281
Vivendi SA	146,057	3,375,939
Wendel SA	3,920	590,271
Zodiac Aerospace	30,192	863,152

TOTAL FRANCE		195,548,533

Germany - 5.9%
adidas AG	26,744	6,110,293
Allianz SE	64,999	13,855,056
Axel Springer Verlag AG	7,145	454,546
BASF AG	130,620	12,461,467
Bayer AG	117,388	14,889,983
Bayerische Motoren Werke AG (BMW)	47,048	4,328,091
Beiersdorf AG	13,969	1,532,934
Brenntag AG	21,729	1,233,279
Commerzbank AG (b)	149,541	1,961,455
Continental AG	15,655	3,530,420
Covestro AG	15,730	1,221,921
Daimler AG (Germany)	136,871	9,606,634
Deutsche Bank AG	293,645	5,245,540
Deutsche Borse AG	27,407	2,868,410
Deutsche Lufthansa AG	32,427	697,685
Deutsche Post AG	141,328	5,487,574
Deutsche Telekom AG	464,739	8,490,197
Deutsche Wohnen AG (Bearer)	50,063	1,984,474
E.ON AG	312,581	3,092,285
Evonik Industries AG	24,231	826,118
Fraport AG Frankfurt Airport Services Worldwide	6,029	603,944
Fresenius Medical Care AG & Co. KGaA	30,357	2,862,680
Fresenius SE & Co. KGaA	58,764	4,969,015
GEA Group AG	25,963	1,055,594
Hannover Reuck SE	8,614	1,088,047
HeidelbergCement Finance AG	21,020	2,085,733
Henkel AG & Co. KGaA	15,078	1,899,169
Hochtief AG	2,782	497,293
Hugo Boss AG	9,345	705,020
Infineon Technologies AG	161,085	3,498,165
Innogy SE	18,942	795,699
K&S AG (a)	26,050	678,282
Lanxess AG	13,123	1,013,193
Linde AG	26,419	5,039,707
MAN SE	4,999	554,026
Merck KGaA	18,267	2,007,832
Metro Wholesale & Food Specialist AG (b)	26,409	533,503
Muenchener Rueckversicherungs AG	22,897	4,918,261
OSRAM Licht AG	12,102	1,010,151
ProSiebenSat.1 Media AG	34,037	1,359,915
RWE AG (b)	72,064	1,519,786
SAP AG	139,295	14,749,283
Schaeffler AG	25,543	356,504
Siemens AG	108,629	14,741,134
Symrise AG	17,205	1,206,354
Telefonica Deutschland Holding AG	105,221	543,956
Thyssenkrupp AG	51,072	1,516,615
TUI AG	61,007	958,667
United Internet AG	17,778	1,083,638
Volkswagen AG	4,515	709,964
Vonovia SE	66,372	2,691,456
Zalando SE (b)	15,695	702,593

TOTAL GERMANY		177,833,541

Greece - 0.1%
Alpha Bank AE (b)	191,115	459,271
EFG Eurobank Ergasias SA (b)	279,054	305,568
Ff Group (b)	4,332	103,846
Greek Organization of Football Prognostics SA	33,167	381,637
Hellenic Telecommunications Organization SA	36,265	462,791
Jumbo SA	16,049	268,833
National Bank of Greece SA (b)	722,868	292,227
Piraeus Bank SA (b)	895,078	245,826
Titan Cement Co. SA (Reg.)	6,321	176,370

TOTAL GREECE		2,696,369

Hong Kong - 2.4%
AIA Group Ltd.	1,709,800	13,473,420
Bank of East Asia Ltd.	164,667	705,192
Beijing Enterprises Holdings Ltd.	74,500	395,830
BOC Hong Kong (Holdings) Ltd.	523,500	2,577,018
China Everbright International Ltd.	363,000	474,036
China Everbright Ltd.	144,000	328,161
China Jinmao Holdings Group Ltd.	484,000	224,935
China Merchants Holdings International Co. Ltd.	198,063	622,529
China Mobile Ltd.	870,500	9,304,904
China Overseas Land and Investment Ltd.	538,000	1,825,293
China Power International Development Ltd.	540,000	185,282
China Resources Beer Holdings Co. Ltd.	229,162	579,154
China Resources Power Holdings Co. Ltd.	280,523	535,130
China Taiping Insurance Group Ltd.	227,177	683,497
China Unicom Ltd. (b)	842,000	1,220,329
CITIC Pacific Ltd.	803,000	1,221,340
CLP Holdings Ltd.	230,000	2,451,413
CNOOC Ltd.	2,510,000	2,809,354
CSPC Pharmaceutical Group Ltd.	580,000	904,440
Far East Horizon Ltd.	299,000	254,947
Fosun International Ltd.	379,500	575,265
Galaxy Entertainment Group Ltd.	331,000	2,048,939
Guangdong Investment Ltd.	396,000	557,689
Hang Lung Group Ltd.	127,000	482,908
Hang Lung Properties Ltd.	289,000	720,021
Hang Seng Bank Ltd.	107,400	2,337,533
Henderson Land Development Co. Ltd.	174,500	1,009,807
HK Electric Investments & HK Electric Investments Ltd. unit	398,500	378,052
Hong Kong & China Gas Co. Ltd.	1,177,810	2,228,713
Hong Kong Exchanges and Clearing Ltd.	164,517	4,692,783
Hysan Development Co. Ltd.	91,020	440,487
Lenovo Group Ltd.	1,004,000	622,133
Link (REIT)	310,047	2,520,611
MTR Corp. Ltd.	206,468	1,193,480
New World Development Co. Ltd.	813,245	1,099,486
PCCW Ltd.	619,913	349,211
Power Assets Holdings Ltd.	194,500	1,927,370
Shanghai Industrial Holdings Ltd.	67,000	193,860
Sino Land Ltd.	461,022	761,405
Sino-Ocean Group Holding Ltd.	406,091	227,201
SJM Holdings Ltd.	304,000	304,358
Sun Art Retail Group Ltd.	359,500	293,186
Sun Hung Kai Properties Ltd.	204,781	3,172,338
Swire Pacific Ltd. (A Shares)	69,500	693,149
Swire Properties Ltd.	164,400	568,290
Techtronic Industries Co. Ltd.	201,500	896,467
Wharf Holdings Ltd.	171,000	1,454,774
Wheelock and Co. Ltd.	120,000	904,901

TOTAL HONG KONG		73,430,621

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	6,511	563,525
OTP Bank PLC	34,136	1,270,564
Richter Gedeon PLC	20,492	524,573

TOTAL HUNGARY		2,358,662

India - 2.1%
ACC Ltd.	5,607	151,419
Adani Ports & Special Economic Zone Ltd.	105,066	648,109
Aditya Birla Capital Ltd. (b)	67,883	179,620
Ambuja Cements Ltd.	90,405	370,677
Apollo Hospitals Enterprise Ltd.	12,997	254,958
Ashok Leyland Ltd.	144,012	245,704
Asian Paints Ltd.	39,925	722,669
Aurobindo Pharma Ltd.	39,863	446,331
Axis Bank Ltd.	235,887	1,910,472
Bajaj Auto Ltd.	12,047	527,183
Bajaj Finance Ltd.	23,633	627,132
Bajaj Finserv Ltd.	5,866	456,251
Bharat Forge Ltd.	13,151	235,378
Bharat Heavy Electricals Ltd.	78,885	178,345
Bharat Petroleum Corp. Ltd.	103,966	763,222
Bharti Airtel Ltd.	167,092	1,090,732
Bharti Infratel Ltd.	82,392	515,303
Bosch Ltd.	1,112	418,916
Cadila Healthcare Ltd.	31,881	270,055
Cipla Ltd.	51,329	447,949
Coal India Ltd.	102,222	396,751
Container Corp. of India Ltd.	5,193	92,552
Dabur India Ltd.	78,388	378,627
Dr. Reddy's Laboratories Ltd.	15,996	593,485
Eicher Motors Ltd.	1,814	850,223
GAIL India Ltd.	73,102	429,124
Glenmark Pharmaceuticals Ltd.	17,054	185,221
Godrej Consumer Products Ltd.	35,338	571,118
Grasim Industries Ltd.	48,488	808,574
Havells India Ltd.	39,191	288,712
HCL Technologies Ltd.	78,263	1,088,829
Hero Motocorp Ltd.	7,544	429,713
Hindalco Industries Ltd.	173,736	594,595
Hindustan Petroleum Corp. Ltd.	88,267	527,016
Hindustan Unilever Ltd.	90,683	1,633,015
Housing Development Finance Corp. Ltd.	213,939	5,964,325
ICICI Bank Ltd.	330,639	1,555,171
Idea Cellular Ltd. (b)	209,433	301,684
IDFC Bank Ltd.	154,101	142,744
Indiabulls Housing Finance Ltd.	43,746	801,067
Indian Oil Corp. Ltd.	85,371	489,041
Infosys Ltd.	258,717	4,064,501
Infosys Ltd. sponsored ADR	2,400	37,920
ITC Ltd.	479,672	2,131,917
JSW Steel Ltd.	124,435	428,969
Larsen & Toubro Ltd.	66,274	1,232,905
LIC Housing Finance Ltd.	43,674	469,846
Lupin Ltd.	30,885	496,624
Mahindra & Mahindra Financial Services Ltd.	37,900	236,801
Mahindra & Mahindra Ltd.	51,789	1,132,370
Marico Ltd.	69,597	362,950
Maruti Suzuki India Ltd.	15,106	1,824,124
Motherson Sumi Systems Ltd. (b)	92,806	469,959
Nestle India Ltd.	3,570	376,421
NTPC Ltd.	231,468	592,195
Oil & Natural Gas Corp. Ltd.	185,629	489,959
Piramal Enterprises Ltd.	11,420	525,359
Power Finance Corp. Ltd.	83,810	162,449
Reliance Industries Ltd.	184,331	4,639,006
Rural Electrification Corp. Ltd.	109,868	299,663
Shree Cement Ltd.	1,071	310,415
Shriram Transport Finance Co. Ltd.	21,791	345,301
Siemens India Ltd.	9,526	215,983
State Bank of India	239,179	1,164,591
Sun Pharmaceutical Industries Ltd.	137,602	1,139,858
Tata Consultancy Services Ltd.	65,195	2,531,208
Tata Motors Ltd.	226,836	1,571,382
Tata Motors Ltd. Class A	62,904	255,321
Tata Power Co. Ltd.	135,850	173,570
Tata Steel Ltd.	47,380	418,654
Tech Mahindra Ltd.	70,467	423,647
Titan Co. Ltd.	46,092	390,863
Ultratech Cemco Ltd.	11,979	757,208
United Spirits Ltd. (b)	8,309	328,282
UPL Ltd.	49,452	675,862
Vedanta Ltd.	204,800	893,008
Wipro Ltd.	169,679	762,604
Yes Bank Ltd.	48,317	1,362,256
Zee Entertainment Enterprises Ltd.	72,855	614,977

TOTAL INDIA		62,890,940

Indonesia - 0.5%
PT Adaro Energy Tbk	1,814,700	243,113
PT AKR Corporindo Tbk	237,400	122,941
PT Astra International Tbk	2,845,200	1,702,977
PT Bank Central Asia Tbk	1,386,400	1,945,788
PT Bank Danamon Indonesia Tbk Series A	451,000	192,938
PT Bank Mandiri (Persero) Tbk	1,345,000	1,377,908
PT Bank Negara Indonesia (Persero) Tbk	1,033,100	577,649
PT Bank Rakyat Indonesia Tbk	1,555,100	1,724,452
PT Bumi Serpong Damai Tbk	975,500	131,053
PT Charoen Pokphand Indonesia Tbk	988,800	198,146
PT Gudang Garam Tbk	71,500	408,372
PT Hanjaya Mandala Sampoerna Tbk	1,449,200	386,120
PT Indocement Tunggal Prakarsa Tbk	275,300	361,584
PT Indofood CBP Sukses Makmur Tbk	317,700	199,099
PT Indofood Sukses Makmur Tbk	649,800	408,442
PT Jasa Marga Tbk	391,496	171,889
PT Kalbe Farma Tbk	3,319,700	432,279
PT Lippo Karawaci Tbk	2,323,400	124,680
PT Matahari Department Store Tbk	356,700	339,325
PT Media Nusantara Citra Tbk	666,000	89,973
PT Pakuwon Jati Tbk	3,046,500	162,340
PT Perusahaan Gas Negara Tbk Series B	1,644,100	277,636
PT Semen Gresik (Persero) Tbk	467,000	348,743
PT Summarecon Agung Tbk	1,259,500	92,638
PT Surya Citra Media Tbk	656,300	116,246
PT Telkomunikasi Indonesia Tbk Series B	7,141,500	2,510,016
PT Tower Bersama Infrastructure Tbk	311,600	157,858
PT Unilever Indonesia Tbk	214,500	788,035
PT United Tractors Tbk	244,900	553,249
PT Waskita Karya Persero Tbk	625,500	112,199
PT XL Axiata Tbk (b)	493,300	124,399

TOTAL INDONESIA		16,382,087

Ireland - 0.4%
Bank Ireland Group PLC (b)	131,688	1,099,040
CRH PLC	117,816	4,135,444
CRH PLC sponsored ADR	800	28,056
DCC PLC (United Kingdom)	12,364	1,087,266
James Hardie Industries PLC CDI	63,408	971,918
Kerry Group PLC Class A	22,334	2,018,617
Paddy Power Betfair PLC (Ireland)	11,086	1,110,782
Ryanair Holdings PLC (b)	5,681	119,473
Ryanair Holdings PLC sponsored ADR (b)	3,421	387,702

TOTAL IRELAND		10,958,298

Isle of Man - 0.0%
Genting Singapore PLC	825,800	709,927
NEPI Rockcastle PLC (b)	31,296	416,884

TOTAL ISLE OF MAN		1,126,811

Israel - 0.4%
Azrieli Group	6,457	352,653
Bank Hapoalim BM (Reg.)	151,671	1,050,677
Bank Leumi le-Israel BM	198,261	952,544
Bezeq The Israel Telecommunication Corp. Ltd.	299,086	443,852
Check Point Software Technologies Ltd. (a)(b)	18,495	1,956,401
Elbit Systems Ltd. (Israel)	3,410	431,080
Frutarom Industries Ltd.	5,697	403,449
Israel Chemicals Ltd.	77,470	370,029
Mizrahi Tefahot Bank Ltd.	20,402	368,654
NICE Systems Ltd.	7,584	563,489
NICE Systems Ltd. sponsored ADR (a)	773	57,712
Taro Pharmaceutical Industries Ltd. (a)(b)	1,941	221,915
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	129,461	4,164,760

TOTAL ISRAEL		11,337,215

Italy - 1.3%
Assicurazioni Generali SpA	177,452	3,220,337
Atlantia SpA	63,811	1,940,609
Enel SpA	1,157,182	6,600,914
Eni SpA	363,407	5,753,873
Intesa Sanpaolo SpA	1,791,791	6,168,112
Intesa Sanpaolo SpA (Risparmio Shares)	145,343	464,554
Leonardo SpA	58,021	1,011,734
Luxottica Group SpA	23,621	1,366,529
Mediobanca SpA	77,112	804,679
Poste Italiane SpA	75,052	552,626
Prysmian SpA	28,442	910,764
Recordati SpA	15,643	668,506
Saipem SpA (b)	89,225	365,461
Snam Rete Gas SpA	320,658	1,516,861
Telecom Italia SpA (b)	1,624,093	1,670,885
Terna SpA	202,903	1,159,189
UniCredit SpA (b)	284,226	5,598,807
Unipolsai SpA	151,623	351,264

TOTAL ITALY		40,125,704

Japan - 15.5%
ABC-MART, Inc.	5,000	285,274
ACOM Co. Ltd. (b)	62,900	268,157
AEON Co. Ltd.	84,100	1,268,232
AEON Financial Service Co. Ltd.	16,700	363,705
AEON MALL Co. Ltd.	17,270	329,124
Air Water, Inc.	22,500	437,367
Aisin Seiki Co. Ltd.	24,800	1,293,483
Ajinomoto Co., Inc.	75,900	1,527,707
Alfresa Holdings Corp.	27,000	497,655
All Nippon Airways Ltd.	168,000	576,788
Alps Electric Co. Ltd.	27,300	745,367
Amada Holdings Co. Ltd.	47,500	543,313
Aozora Bank Ltd.	165,000	634,587
Asahi Glass Co. Ltd.	28,800	1,214,749
Asahi Group Holdings	54,700	2,232,258
Asahi Kasei Corp.	178,000	2,041,644
Asics Corp.	24,200	440,559
Astellas Pharma, Inc.	305,500	3,890,705
Bandai Namco Holdings, Inc.	28,600	994,884
Bank of Kyoto Ltd.	45,000	431,856
Benesse Holdings, Inc.	10,200	390,902
Bridgestone Corp.	92,300	3,898,962
Brother Industries Ltd.	32,500	831,330
Calbee, Inc.	12,000	497,982
Canon, Inc.	151,300	5,263,854
Casio Computer Co. Ltd.	29,100	477,235
Central Japan Railway Co.	20,500	3,300,603
Chiba Bank Ltd.	95,000	682,480
Chubu Electric Power Co., Inc.	92,800	1,219,712
Chugai Pharmaceutical Co. Ltd.	31,400	1,263,177
Chugoku Electric Power Co., Inc.	40,900	448,529
Coca-Cola West Co. Ltd.	17,400	525,575
Concordia Financial Group Ltd.	170,900	863,142
Credit Saison Co. Ltd.	22,400	431,562
CYBERDYNE, Inc. (a)(b)	14,700	200,142
Dai Nippon Printing Co. Ltd.	78,000	861,046
Dai-ichi Mutual Life Insurance Co.	152,900	2,650,387
Daicel Chemical Industries Ltd.	40,500	528,636
Daiichi Sankyo Kabushiki Kaisha	79,600	1,738,644
Daikin Industries Ltd.	35,400	3,756,905
Dainippon Sumitomo Pharma Co. Ltd.	23,400	328,570
Daito Trust Construction Co. Ltd.	9,900	1,673,872
Daiwa House Industry Co. Ltd.	80,400	2,807,017
Daiwa House REIT Investment Corp.	204	505,536
Daiwa Securities Group, Inc.	230,000	1,327,072
DeNA Co. Ltd.	15,700	345,344
DENSO Corp.	67,700	3,258,345
Dentsu, Inc.	31,500	1,474,353
Disco Corp.	4,100	727,806
Don Quijote Holdings Co. Ltd.	16,500	600,912
East Japan Railway Co.	47,100	4,421,833
Eisai Co. Ltd.	37,600	2,018,726
Electric Power Development Co. Ltd.	20,600	521,890
FamilyMart Co. Ltd.	11,200	627,838
Fanuc Corp.	27,600	5,642,954
Fast Retailing Co. Ltd.	7,500	2,253,163
Fuji Electric Co. Ltd.	83,000	457,744
Fujifilm Holdings Corp.	58,200	2,139,640
Fujitsu Ltd.	278,000	2,077,088
Fukuoka Financial Group, Inc.	108,000	498,635
Hakuhodo DY Holdings, Inc.	31,000	435,566
Hamamatsu Photonics K.K.	19,900	633,580
Hankyu Hanshin Holdings, Inc.	33,900	1,210,000
Hikari Tsushin, Inc.	3,200	349,766
Hino Motors Ltd.	38,100	449,618
Hirose Electric Co. Ltd.	4,465	609,131
Hiroshima Bank Ltd.	75,000	321,103
Hisamitsu Pharmaceutical Co., Inc.	9,100	427,575
Hitachi Chemical Co. Ltd.	14,600	416,500
Hitachi Construction Machinery Co. Ltd.	16,400	470,824
Hitachi High-Technologies Corp.	10,400	383,945
Hitachi Ltd.	687,000	4,733,504
Hitachi Metals Ltd.	32,300	450,609
Honda Motor Co. Ltd.	244,400	6,841,207
Hoshizaki Corp.	7,800	755,626
Hoya Corp.	55,200	3,117,377
Hulic Co. Ltd.	43,100	455,454
Idemitsu Kosan Co. Ltd.	13,400	325,383
IHI Corp. (b)	213,000	703,270
Iida Group Holdings Co. Ltd.	21,800	372,743
INPEX Corp.	133,500	1,299,338
Isetan Mitsukoshi Holdings Ltd.	48,400	472,388
Isuzu Motors Ltd.	75,900	1,043,715
Itochu Corp.	212,900	3,341,861
J. Front Retailing Co. Ltd.	34,100	488,402
Japan Airlines Co. Ltd.	17,400	563,138
Japan Airport Terminal Co. Ltd.	7,400	274,534
Japan Exchange Group, Inc.	72,100	1,295,570
Japan Post Bank Co. Ltd.	55,400	712,569
Japan Post Holdings Co. Ltd.	61,300	773,444
Japan Prime Realty Investment Corp.	122	458,697
Japan Real Estate Investment Corp.	180	945,349
Japan Retail Fund Investment Corp.	348	664,781
Japan Tobacco, Inc.	155,700	5,414,793
JFE Holdings, Inc.	73,800	1,427,534
JGC Corp.	30,200	484,592
JSR Corp.	28,200	498,287
JTEKT Corp.	32,200	460,021
JX Holdings, Inc.	433,500	1,927,540
Kajima Corp.	125,000	1,090,752
Kakaku.com, Inc.	21,500	303,646
Kamigumi Co. Ltd.	35,000	375,255
Kaneka Corp.	42,000	337,539
Kansai Electric Power Co., Inc.	102,500	1,376,956
Kansai Paint Co. Ltd.	27,600	633,640
Kao Corp.	70,200	4,275,231
Kawasaki Heavy Industries Ltd.	219,000	699,243
KDDI Corp.	260,800	6,910,412
Keihan Electric Railway Co., Ltd.	66,000	427,448
Keihin Electric Express Railway Co. Ltd.	69,000	801,751
Keio Corp.	78,000	653,744
Keisei Electric Railway Co.	19,900	545,131
Keyence Corp.	13,820	6,395,722
Kikkoman Corp.	20,400	625,443
Kintetsu Group Holdings Co. Ltd.	262,000	1,005,270
Kirin Holdings Co. Ltd.	122,900	2,709,497
Kobe Steel Ltd. (b)	46,200	579,150
Koito Manufacturing Co. Ltd.	16,600	972,706
Komatsu Ltd.	131,300	3,521,144
Konami Holdings Corp.	12,800	667,604
Konica Minolta, Inc.	71,300	591,122
Kose Corp.	4,400	490,108
Kubota Corp.	149,800	2,608,201
Kuraray Co. Ltd.	49,100	957,549
Kurita Water Industries Ltd.	14,700	418,686
Kyocera Corp.	45,700	2,782,334
Kyowa Hakko Kirin Co., Ltd.	38,900	706,407
Kyushu Electric Power Co., Inc.	58,000	687,088
Kyushu Financial Group, Inc.	53,200	334,415
Kyushu Railway Co.	22,600	745,168
Lawson, Inc.	7,400	504,095
LINE Corp. (a)	5,800	213,228
Lion Corp.	30,400	650,769
LIXIL Group Corp.	36,900	950,239
M3, Inc.	30,000	809,561
Mabuchi Motor Co. Ltd.	7,100	374,820
Makita Corp.	31,400	1,228,999
Marubeni Corp.	229,500	1,522,367
Marui Group Co. Ltd.	27,000	367,853
Maruichi Steel Tube Ltd.	7,200	222,377
Mazda Motor Corp.	81,100	1,219,160
McDonald's Holdings Co. (Japan) Ltd.	10,000	406,821
Mebuki Financial Group, Inc.	148,340	571,858
Medipal Holdings Corp.	25,100	460,131
Meiji Holdings Co. Ltd.	16,900	1,347,462
Minebea Mitsumi, Inc.	55,400	916,089
Miraca Holdings, Inc.	8,600	393,161
Misumi Group, Inc.	40,400	1,002,625
Mitsubishi Chemical Holdings Corp.	200,400	1,688,708
Mitsubishi Corp.	214,500	4,662,790
Mitsubishi Electric Corp.	274,400	4,257,438
Mitsubishi Estate Co. Ltd.	177,400	3,227,941
Mitsubishi Gas Chemical Co., Inc.	25,800	598,400
Mitsubishi Heavy Industries Ltd.	451,000	1,797,127
Mitsubishi Materials Corp.	16,400	551,898
Mitsubishi Motors Corp. of Japan	94,300	682,583
Mitsubishi Tanabe Pharma Corp.	30,700	732,099
Mitsubishi UFJ Financial Group, Inc.	1,710,500	10,851,604
Mitsubishi UFJ Lease & Finance Co. Ltd.	66,000	352,016
Mitsui & Co. Ltd.	242,300	3,527,521
Mitsui Chemicals, Inc.	129,000	737,176
Mitsui Fudosan Co. Ltd.	126,400	2,905,899
Mitsui OSK Lines Ltd.	165,000	514,853
mixi, Inc.	6,500	357,885
Mizuho Financial Group, Inc.	3,427,800	6,095,917
MS&AD Insurance Group Holdings, Inc.	67,200	2,360,183
Murata Manufacturing Co. Ltd.	27,200	4,238,705
Nabtesco Corp.	16,600	539,807
Nagoya Railroad Co. Ltd.	128,000	587,492
NEC Corp.	375,000	1,020,454
New Hampshire Foods Ltd.	25,000	740,396
Nexon Co. Ltd.	28,300	589,129
NGK Insulators Ltd.	35,500	715,506
NGK Spark Plug Co. Ltd.	22,700	460,404
Nidec Corp.	33,800	3,728,133
Nikon Corp.	46,400	818,613
Nintendo Co. Ltd.	16,100	5,467,796
Nippon Building Fund, Inc.	192	1,036,237
Nippon Electric Glass Co. Ltd.	12,900	457,517
Nippon Express Co. Ltd.	113,000	722,618
Nippon Paint Holdings Co. Ltd.	23,900	922,441
Nippon Prologis REIT, Inc.	224	472,402
Nippon Steel & Sumitomo Metal Corp.	107,270	2,638,816
Nippon Telegraph & Telephone Corp.	98,300	4,810,626
Nippon Yusen KK (b)	236,000	451,685
Nissan Chemical Industries Co. Ltd.	17,200	573,359
Nissan Motor Co. Ltd.	330,200	3,278,643
Nisshin Seifun Group, Inc.	28,695	471,634
Nissin Food Holdings Co. Ltd.	8,300	521,738
Nitori Holdings Co. Ltd.	11,200	1,580,770
Nitto Denko Corp.	23,200	2,074,521
NKSJ Holdings, Inc.	49,650	1,950,962
NOK Corp.	14,300	328,169
Nomura Holdings, Inc.	513,500	3,050,818
Nomura Real Estate Holdings, Inc.	18,200	361,210
Nomura Real Estate Master Fund, Inc.	551	781,181
Nomura Research Institute Ltd.	19,602	734,330
NSK Ltd.	56,900	737,024
NTT Data Corp.	90,300	985,359
NTT DOCOMO, Inc.	197,200	4,579,378
Obayashi Corp.	92,900	1,119,064
OBIC Co. Ltd.	9,400	587,473
Odakyu Electric Railway Co. Ltd.	43,400	860,166
Oji Holdings Corp.	125,000	641,752
Olympus Corp.	40,600	1,476,765
OMRON Corp.	27,200	1,359,445
Ono Pharmaceutical Co. Ltd.	58,000	1,271,060
Oracle Corp. Japan	5,900	396,562
Oriental Land Co. Ltd.	30,700	2,226,095
ORIX Corp.	186,900	2,969,344
Osaka Gas Co. Ltd.	266,000	1,065,255
Otsuka Corp.	7,800	511,533
Otsuka Holdings Co. Ltd.	55,300	2,437,825
Panasonic Corp.	313,000	4,311,039
Park24 Co. Ltd.	16,800	425,162
Pola Orbis Holdings, Inc.	13,400	372,543
Rakuten, Inc.	129,900	1,588,328
Recruit Holdings Co. Ltd.	156,200	2,704,756
Resona Holdings, Inc.	308,100	1,588,499
Ricoh Co. Ltd.	97,000	912,413
Rinnai Corp.	5,000	467,141
ROHM Co. Ltd.	13,200	1,023,720
Ryohin Keikaku Co. Ltd.	3,500	895,279
Sankyo Co. Ltd. (Gunma)	7,100	233,135
Santen Pharmaceutical Co. Ltd.	51,800	731,576
SBI Holdings, Inc. Japan	27,430	392,870
Secom Co. Ltd.	29,700	2,229,824
Sega Sammy Holdings, Inc.	23,000	310,227
Seibu Holdings, Inc.	27,700	483,924
Seiko Epson Corp. (a)	41,100	1,085,238
Sekisui Chemical Co. Ltd.	58,400	1,076,410
Sekisui House Ltd.	84,100	1,458,181
Seven & i Holdings Co. Ltd.	106,800	4,304,540
Seven Bank Ltd.	90,400	358,336
Sharp Corp. (a)(b)	221,000	777,963
Shimadzu Corp.	35,600	701,376
Shimamura Co. Ltd.	3,300	410,685
SHIMANO, Inc.	10,400	1,526,346
SHIMIZU Corp.	75,300	796,406
Shin-Etsu Chemical Co. Ltd.	55,400	5,080,448
Shinsei Bank Ltd.	233,000	384,652
Shionogi & Co. Ltd.	41,900	2,240,849
Shiseido Co. Ltd.	53,400	1,889,065
Shizuoka Bank Ltd.	75,000	670,098
Showa Shell Sekiyu K.K.	29,000	315,924
SMC Corp.	8,100	2,579,627
SoftBank Corp.	117,200	9,446,034
Sohgo Security Services Co., Ltd.	10,500	445,258
Sony Corp.	179,300	7,366,417
Sony Financial Holdings, Inc.	26,300	455,887
Stanley Electric Co. Ltd.	21,200	701,891
Start Today Co. Ltd.	27,700	782,670
Subaru Corp.	87,400	3,166,362
Sumitomo Chemical Co. Ltd.	221,000	1,298,998
Sumitomo Corp.	167,600	2,267,453
Sumitomo Electric Industries Ltd.	105,300	1,707,322
Sumitomo Heavy Industries Ltd.	78,000	570,257
Sumitomo Metal Mining Co. Ltd.	68,000	1,029,144
Sumitomo Mitsui Financial Group, Inc.	190,900	7,366,031
Sumitomo Mitsui Trust Holdings, Inc.	46,400	1,706,251
Sumitomo Realty & Development Co. Ltd.	50,000	1,516,169
Sumitomo Rubber Industries Ltd.	25,100	436,225
Sundrug Co. Ltd.	10,700	398,902
Suntory Beverage & Food Ltd.	19,000	932,378
Suzuken Co. Ltd.	10,330	345,286
Suzuki Motor Corp.	48,700	2,310,318
Sysmex Corp.	21,700	1,243,993
T&D Holdings, Inc.	78,400	1,160,586
Taiheiyo Cement Corp.	170,000	639,938
Taisei Corp.	150,000	1,436,800
Taisho Pharmaceutical Holdings Co. Ltd.	4,700	352,569
Taiyo Nippon Sanso Corp.	17,400	201,707
Takashimaya Co. Ltd.	40,000	366,457
Takeda Pharmaceutical Co. Ltd.	100,900	5,337,646
TDK Corp.	18,300	1,319,652
Teijin Ltd.	26,900	541,196
Terumo Corp.	45,400	1,719,307
The Chugoku Bank Ltd.	21,100	306,227
The Hachijuni Bank Ltd.	59,900	380,878
The Suruga Bank Ltd.	24,400	589,168
THK Co. Ltd.	17,600	538,800
Tobu Railway Co. Ltd.	144,000	762,810
Toho Co. Ltd.	16,500	594,925
Toho Gas Co. Ltd.	55,000	372,670
Tohoku Electric Power Co., Inc.	65,500	892,385
Tokio Marine Holdings, Inc.	96,700	4,074,303
Tokyo Electric Power Co., Inc. (b)	212,800	903,355
Tokyo Electron Ltd.	22,300	3,150,460
Tokyo Gas Co. Ltd.	271,000	1,438,270
Tokyo Tatemono Co. Ltd.	31,100	423,713
Tokyu Corp.	79,500	1,170,380
Tokyu Fudosan Holdings Corp.	76,800	461,169
Toppan Printing Co. Ltd.	73,000	772,080
Toray Industries, Inc.	206,000	1,862,960
Toshiba Corp. (a)(b)	558,000	1,266,121
Tosoh Corp.	82,000	978,094
Toto Ltd.	21,000	846,705
Toyo Seikan Group Holdings Ltd.	21,700	356,073
Toyo Suisan Kaisha Ltd.	12,900	469,219
Toyoda Gosei Co. Ltd.	8,100	191,764
Toyota Industries Corp.	23,100	1,242,533
Toyota Motor Corp.	370,882	20,902,854
Toyota Tsusho Corp.	30,500	982,131
Trend Micro, Inc.	17,500	876,230
Tsuruha Holdings, Inc.	5,100	535,698
Unicharm Corp.	56,200	1,442,405
United Urban Investment Corp.	454	677,016
USS Co. Ltd.	30,700	620,154
West Japan Railway Co.	22,900	1,644,720
Yahoo! Japan Corp.	208,200	944,261
Yakult Honsha Co. Ltd.	12,900	879,931
Yamada Denki Co. Ltd.	92,100	492,058
Yamaguchi Financial Group, Inc.	30,000	353,485
Yamaha Corp.	24,700	873,781
Yamaha Motor Co. Ltd.	39,800	1,003,619
Yamato Holdings Co. Ltd.	48,900	982,480
Yamazaki Baking Co. Ltd.	20,000	401,651
Yaskawa Electric Corp.	35,200	945,414
Yokogawa Electric Corp.	32,200	542,971
Yokohama Rubber Co. Ltd.	16,400	331,436

TOTAL JAPAN		465,581,159

Korea (South) - 3.4%
AMOREPACIFIC Corp.	4,384	1,109,764
AMOREPACIFIC Group, Inc.	4,037	437,968
BGFretail Co. Ltd.	3,512	289,757
BS Financial Group, Inc.	39,011	393,616
Celltrion, Inc. (b)	11,023	1,067,915
Cheil Industries, Inc.	10,671	1,324,424
Cheil Worldwide, Inc.	9,452	171,749
CJ CheilJedang Corp.	1,220	403,059
CJ Corp.	2,093	362,559
CJ E&M Corp.	2,583	172,287
Coway Co. Ltd.	7,267	643,037
Daelim Industrial Co.	4,192	343,240
Daewoo Engineering & Construction Co. Ltd. (b)	14,791	108,165
DGB Financial Group Co. Ltd.	21,547	229,912
Dong Suh Companies, Inc.	4,237	111,795
Dongbu Insurance Co. Ltd.	7,285	521,038
Doosan Bobcat, Inc.	5,211	164,714
Doosan Heavy Industries & Construction Co. Ltd.	8,270	152,118
E-Mart Co. Ltd.	2,944	667,696
GS Engineering & Construction Corp. (b)	6,009	170,891
GS Holdings Corp.	7,369	496,120
GS Retail Co. Ltd.	4,424	191,191
Hana Financial Group, Inc.	41,683	1,898,175
Hankook Tire Co. Ltd.	10,416	581,284
Hanmi Pharm Co. Ltd.	866	284,559
Hanmi Science Co. Ltd.	1,732	128,825
Hanon Systems	24,965	228,488
Hanssem Co. Ltd.	1,683	264,487
Hanwha Chemical Corp.	16,088	484,105
Hanwha Corp.	5,774	252,369
Hanwha Life Insurance Co. Ltd.	28,366	191,228
Hanwha Techwin Co. Ltd. (b)	5,725	203,965
Hotel Shilla Co.	4,440	257,694
Hyosung Corp.	3,118	466,335
Hyundai Department Store Co. Ltd.	1,912	189,504
Hyundai Engineering & Construction Co. Ltd.	10,335	418,038
Hyundai Fire & Marine Insurance Co. Ltd.	9,587	388,638
Hyundai Glovis Co. Ltd.	2,786	390,560
Hyundai Heavy Industries Co. Ltd. (b)	4,462	695,236
Hyundai Industrial Development & Construction Co.	8,065	307,136
Hyundai Mobis	9,653	2,120,336
Hyundai Motor Co.	21,127	2,735,351
Hyundai Robotics Co. Ltd. (b)	967	380,347
Hyundai Steel Co.	11,237	629,108
Hyundai Wia Corp.	2,144	132,093
Industrial Bank of Korea	36,842	508,252
Kakao Corp.	5,052	541,317
Kangwon Land, Inc.	16,773	554,140
KB Financial Group, Inc.	56,409	2,996,908
KCC Corp.	890	346,882
KEPCO Plant Service & Engineering Co. Ltd.	3,621	145,495
Kia Motors Corp.	37,006	1,209,373
Korea Aerospace Industries Ltd.	9,741	449,678
Korea Electric Power Corp.	36,388	1,449,572
Korea Express Co. Ltd. (b)	1,201	200,000
Korea Gas Corp. (b)	3,573	160,156
Korea Investment Holdings Co. Ltd.	5,971	379,607
Korea Zinc Co. Ltd.	1,236	544,644
Korean Air Lines Co. Ltd. (b)	6,793	215,933
KT Corp.	2,367	73,542
KT Corp. sponsored ADR (a)	4,762	86,621
KT&G Corp.	16,388	1,668,161
Kumho Petro Chemical Co. Ltd.	2,411	162,752
LG Chemical Ltd.	6,547	1,917,447
LG Corp.	13,033	877,451
LG Display Co. Ltd.	31,907	899,628
LG Electronics, Inc.	15,095	904,405
LG Household & Health Care Ltd.	1,338	1,183,960
LG Innotek Co. Ltd.	2,148	287,695
LG Telecom Ltd.	14,999	222,989
Lotte Chemical Corp.	2,112	695,869
Lotte Chilsung Beverage Co. Ltd.	78	112,480
Lotte Confectionery Co. Ltd.	965	175,347
Lotte Shopping Co. Ltd.	1,829	429,513
Medy-Tox, Inc.	633	334,153
Mirae Asset Daewoo Co. Ltd.	53,361	516,965
NAVER Corp.	3,969	2,845,796
NCSOFT Corp.	2,579	831,315
Netmarble Games Corp.	2,423	309,383
Oci Co. Ltd.	2,203	181,365
Orion Corp./Republic of Korea (b)	3,066	224,762
Ottogi Corp.	162	113,262
POSCO	10,551	3,150,304
Posco Daewoo Corp.	5,780	121,284
S-Oil Corp.	6,354	660,968
S1 Corp.	2,507	206,392
Samsung Biologics Co. Ltd.	2,313	561,761
Samsung Card Co. Ltd.	4,187	148,423
Samsung Electro-Mechanics Co. Ltd.	7,948	664,974
Samsung Electronics Co. Ltd.	13,908	29,928,773
Samsung Fire & Marine Insurance Co. Ltd.	4,329	1,128,698
Samsung Heavy Industries Co. Ltd.	37,526	375,282
Samsung Life Insurance Co. Ltd.	9,727	1,090,008
Samsung SDI Co. Ltd.	7,913	1,190,552
Samsung SDS Co. Ltd.	4,780	763,991
Samsung Securities Co. Ltd.	9,855	356,825
Shinhan Financial Group Co. Ltd.	60,625	2,879,048
Shinsegae Co. Ltd.	1,126	239,289
SK C&C Co. Ltd.	4,421	1,071,760
SK Energy Co. Ltd.	9,195	1,449,118
SK Hynix, Inc.	82,703	4,873,853
SK Networks Co. Ltd.	16,783	94,859
SK Telecom Co. Ltd.	2,819	696,452
STX Pan Ocean Co. Ltd. (Korea) (b)	34,771	181,006
Woori Bank	42,996	733,278
Woori Investment & Securities Co. Ltd.	21,435	270,824
Yuhan Corp.	1,057	223,210

TOTAL KOREA (SOUTH)		100,978,626

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands) (b)	93,965	2,468,878
Eurofins Scientific SA	1,615	899,328
Millicom International Cellular SA (depository receipt)	9,349	585,919
RTL Group SA	5,730	446,333
SES SA (France) (depositary receipt)	53,254	1,252,961
Tenaris SA	67,483	1,067,749

TOTAL LUXEMBOURG		6,721,168

Malaysia - 0.5%
AirAsia Bhd	191,400	144,394
Alliance Financial Group Bhd	131,100	120,337
AMMB Holdings Bhd	233,200	269,611
Astro Malaysia Holdings Bhd	206,800	124,616
Axiata Group Bhd	404,115	437,009
British American Tobacco (Malaysia) Bhd	19,000	195,259
Bumiputra-Commerce Holdings Bhd	498,016	761,884
Dialog Group Bhd	420,322	189,471
DiGi.com Bhd	430,800	482,971
Felda Global Ventures Holdings Bhd	170,100	64,758
Gamuda Bhd	250,300	309,842
Genting Bhd	317,300	720,345
Genting Malaysia Bhd	421,300	590,401
Genting Plantations Bhd	29,300	73,361
Hap Seng Consolidated Bhd	82,700	175,773
Hartalega Holdings Bhd	88,600	146,304
Hong Leong Bank Bhd	103,000	377,695
Hong Leong Credit Bhd	31,400	125,556
IHH Healthcare Bhd	277,300	382,125
IJM Corp. Bhd	434,000	351,741
IOI Corp. Bhd	338,900	353,821
IOI Properties Group Bhd	295,950	145,158
Kuala Lumpur Kepong Bhd	74,200	429,793
Malayan Banking Bhd	512,228	1,141,342
Malaysia Airports Holdings Bhd	116,402	237,888
Maxis Bhd	294,900	389,159
MISC Bhd	210,000	362,466
Petronas Chemicals Group Bhd	333,500	541,358
Petronas Dagangan Bhd	36,400	202,170
Petronas Gas Bhd	101,700	445,138
PPB Group Bhd	76,500	301,247
Public Bank Bhd	407,100	1,928,293
RHB Capital Bhd	103,074	120,371
RHB Capital Bhd	46,292	0
SapuraKencana Petroleum Bhd	513,400	184,663
Sime Darby Bhd	348,985	770,269
Telekom Malaysia Bhd	170,226	252,864
Tenaga Nasional Bhd	479,900	1,582,667
UMW Holdings Bhd	65,100	88,645
Westports Holdings Bhd	124,100	108,115
YTL Corp. Bhd	739,826	241,914
YTL Power International Bhd	236,850	77,447

TOTAL MALAYSIA		15,948,241

Malta - 0.0%
Brait SA	50,979	243,353
Mauritius - 0.0%
Golden Agri-Resources Ltd.	1,101,900	321,183
Mexico - 0.9%
Alfa SA de CV Series A	431,400	598,059
America Movil S.A.B. de CV Series L	4,731,600	4,188,738
CEMEX S.A.B. de CV unit	2,059,794	1,990,083
Coca-Cola FEMSA S.A.B. de CV Series L	70,000	595,899
Compartamos S.A.B. de CV	130,800	198,891
El Puerto de Liverpool S.A.B. de CV Class C	25,170	226,343
Embotelladoras Arca S.A.B. de CV	67,400	499,674
Fibra Uno Administracion SA de CV	363,300	671,398
Fomento Economico Mexicano S.A.B. de CV unit	271,900	2,745,804
Gruma S.A.B. de CV Series B	32,605	450,344
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	51,500	589,737
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	29,230	624,334
Grupo Bimbo S.A.B. de CV Series A	234,300	592,380
Grupo Carso SA de CV Series A1	71,600	298,586
Grupo Financiero Banorte S.A.B. de CV Series O	351,700	2,331,562
Grupo Financiero Inbursa S.A.B. de CV Series O	330,600	597,411
Grupo Financiero Santander Mexico S.A.B. de CV	263,700	541,546
Grupo Lala S.A.B. de CV	95,500	188,291
Grupo Mexico SA de CV Series B	533,124	1,736,602
Grupo Televisa SA de CV	344,300	1,835,171
Industrias Penoles SA de CV	20,575	505,831
Infraestructura Energetica Nova S.A.B. de CV	78,300	443,828
Kimberly-Clark de Mexico SA de CV Series A	230,000	463,036
Mexichem S.A.B. de CV	161,537	460,316
Promotora y Operadora de Infraestructura S.A.B. de CV	34,905	383,274
Wal-Mart de Mexico SA de CV Series V	734,900	1,695,812

TOTAL MEXICO		25,452,950

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	515,860	676,295
Netherlands - 3.1%
ABN AMRO Group NV GDR	54,424	1,540,453
AEGON NV	248,631	1,393,689
AerCap Holdings NV (b)	20,914	1,026,877
Airbus Group NV	82,380	6,883,395
Akzo Nobel NV	35,819	3,242,840
Altice NV:
Class A (b)	55,286	1,364,909
Class B (b)	15,047	372,284
ASML Holding NV (Netherlands)	53,087	8,005,578
CNH Industrial NV	143,042	1,659,465
EXOR NV	14,841	888,980
Ferrari NV	17,260	1,820,526
Fiat Chrysler Automobiles NV	150,328	1,815,175
Gemalto NV	12,167	620,206
Heineken Holding NV	14,350	1,410,135
Heineken NV (Bearer)	32,591	3,401,707
ING Groep NV (Certificaten Van Aandelen)	551,044	10,295,614
Koninklijke Ahold Delhaize NV	181,751	3,721,137
Koninklijke Boskalis Westminster NV	13,753	492,087
Koninklijke DSM NV	25,568	1,888,080
Koninklijke KPN NV	476,202	1,727,262
Koninklijke Philips Electronics NV	132,019	5,045,245
Mobileye NV (b)	28,296	1,791,137
NN Group NV	42,107	1,709,228
NXP Semiconductors NV (b)	49,260	5,434,856
QIAGEN NV (Germany)	32,085	1,068,250
Randstad Holding NV	17,076	1,030,539
RELX NV	136,319	2,863,300
Steinhoff International Holdings NV (South Africa)	421,013	2,108,459
STMicroelectronics NV (France)	88,904	1,506,228
Unilever NV (Certificaten Van Aandelen) (Bearer)	231,362	13,483,225
Vopak NV	10,380	494,770
Wolters Kluwer NV	42,448	1,890,152

TOTAL NETHERLANDS		91,995,788

New Zealand - 0.1%
Auckland International Airport Ltd.	133,939	700,094
Contact Energy Ltd.	104,624	421,149
Fletcher Building Ltd.	99,206	595,285
Mercury Nz Ltd.	113,454	296,510
Meridian Energy Ltd.	192,806	417,016
Ryman Healthcare Group Ltd.	58,697	388,798
Spark New Zealand Ltd.	249,989	704,032

TOTAL NEW ZEALAND		3,522,884

Norway - 0.4%
DNB ASA	138,832	2,729,726
Gjensidige Forsikring ASA	29,756	515,432
Marine Harvest ASA	55,035	1,025,408
Norsk Hydro ASA	192,433	1,242,040
Orkla ASA	114,192	1,176,361
Schibsted ASA:
(A Shares)	11,984	305,893
(B Shares)	11,491	268,903
Statoil ASA	161,304	3,031,561
Telenor ASA	105,772	2,116,018
Yara International ASA	25,491	1,015,704

TOTAL NORWAY		13,427,046

Pakistan - 0.0%
Engro Corp. Ltd.	34,600	106,485
Habib Bank Ltd.	103,900	232,898
Lucky Cement Ltd. (b)	17,200	115,513
MCB Bank Ltd.	48,600	95,254
Oil & Gas Development Co. Ltd.	88,300	131,034
United Bank Ltd.	64,200	126,731

TOTAL PAKISTAN		807,915

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	195,769	1,039,925
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	28,850	353,124
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	287,750	433,400
Aboitiz Power Corp.	176,100	136,198
Alliance Global Group, Inc.	629,400	179,237
Ayala Corp.	34,510	591,979
Ayala Land, Inc.	1,020,100	849,645
Bank of the Philippine Islands (BPI)	116,221	241,080
BDO Unibank, Inc.	277,904	693,851
DMCI Holdings, Inc.	690,550	220,479
Globe Telecom, Inc.	4,350	182,537
GT Capital Holdings, Inc.	12,225	294,073
International Container Terminal Services, Inc.	64,050	135,655
JG Summit Holdings, Inc.	432,070	681,188
Jollibee Food Corp.	65,660	292,974
Megaworld Corp.	1,446,800	137,719
Metro Pacific Investments Corp.	2,164,600	291,469
Metropolitan Bank & Trust Co.	105,256	181,598
Philippine Long Distance Telephone Co.	12,600	409,039
PNOC Energy Development Corp.	1,122,500	132,894
Robinsons Land Corp.	210,300	107,181
Security Bank Corp.	35,420	164,365
SM Investments Corp.	34,213	547,533
SM Prime Holdings, Inc.	1,228,600	850,318
Universal Robina Corp.	131,020	418,320

TOTAL PHILIPPINES		8,172,732

Poland - 0.3%
Alior Bank SA (b)	11,301	201,458
Bank Handlowy w Warszawie SA	4,556	89,961
Bank Millennium SA (b)	85,441	183,202
Bank Polska Kasa Opieki SA	22,155	787,432
Bank Zachodni WBK SA	5,171	546,545
BRE Bank SA (b)	2,269	287,115
Cyfrowy Polsat SA	32,645	232,417
Eurocash SA	9,715	95,995
Grupa Lotos SA	12,166	164,164
Jastrzebska Spolka Weglowa SA (b)	6,774	155,948
KGHM Polska Miedz SA (Bearer)	19,687	669,602
LPP SA	192	373,775
NG2 SA	3,530	239,538
Polish Oil & Gas Co. SA	263,575	489,656
Polska Grupa Energetyczna SA	124,993	455,373
Polski Koncern Naftowy Orlen SA	43,461	1,285,428
Powszechna Kasa Oszczednosci Bank SA	132,682	1,359,015
Powszechny Zaklad Ubezpieczen SA	84,620	1,042,292
Synthos SA	72,742	89,821
Tauron Polska Energia SA (b)	137,598	145,797
Telekomunikacja Polska SA	82,338	124,798
Zaklady Azotowe w Tarnowie-Moscicach SA	5,913	115,769

TOTAL POLAND		9,135,101

Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (b)	82,039	1
Energias de Portugal SA	332,975	1,182,527
Galp Energia SGPS SA Class B	71,640	1,148,293
Jeronimo Martins SGPS SA	34,407	677,153

TOTAL PORTUGAL		3,007,974

Qatar - 0.2%
Barwa Real Estate Co.	12,752	117,161
Doha Bank	24,246	206,448
Ezdan Holding Group	117,589	421,489
Industries Qatar QSC	21,642	572,444
Masraf al Rayan	52,030	597,364
Qatar Electricity & Water Co.	3,573	193,432
Qatar Gas Transport Co. Ltd. (Nakilat)	35,109	174,448
Qatar Insurance Co. SAQ	20,504	394,226
Qatar Islamic Bank	7,732	204,941
Qatar National Bank SAQ	33,720	1,278,132
Qatar Telecom (Qtel) Q.S.C. (b)	13,267	349,098
The Commercial Bank of Qatar (b)	26,953	230,978

TOTAL QATAR		4,740,161

Russia - 0.7%
Alrosa Co. Ltd.	355,101	496,809
Gazprom OAO	897,702	1,743,154
Gazprom OAO sponsored ADR (Reg. S)	312,888	1,217,134
Inter Rao Ues JSC	4,060,000	256,678
Lukoil PJSC	32,831	1,541,856
Lukoil PJSC sponsored ADR	27,960	1,302,097
Magnit OJSC GDR (Reg. S)	42,917	1,575,054
MMC Norilsk Nickel PJSC	4,870	727,364
MMC Norilsk Nickel PJSC sponsored ADR	34,559	512,683
Mobile TeleSystems OJSC sponsored ADR	70,238	601,940
Moscow Exchange MICEX-RTS OAO	209,375	374,872
NOVATEK OAO GDR (Reg. S)	12,629	1,320,993
Novolipetsk Steel OJSC	167,000	349,139
PhosAgro OJSC GDR (Reg. S)	16,737	230,971
Rosneft Oil Co. OJSC	111,533	580,703
Rosneft Oil Co. OJSC GDR (Reg. S)	60,215	308,903
Rostelecom PJSC	75,753	82,544
Rostelecom PJSC sponsored ADR	6,231	41,125
RusHydro PJSC	7,940,000	101,803
RusHydro PJSC ADR	71,112	88,890
Sberbank of Russia	939,054	2,586,653
Sberbank of Russia sponsored ADR	151,763	1,768,039
Severstal PAO	7,003	97,648
Severstal PAO GDR (Reg. S)	15,206	208,930
Sistema JSFC sponsored GDR	22,612	90,448
Surgutneftegas OJSC	267,000	118,875
Surgutneftegas OJSC sponsored ADR	75,887	330,336
Tatneft PAO	138,011	900,453
Tatneft PAO sponsored ADR	12,317	475,190
VTB Bank OJSC	492,968,334	492,144
VTB Bank OJSC sponsored GDR (Reg. S)	142,761	275,529

TOTAL RUSSIA		20,798,957

Singapore - 0.9%
Ascendas Real Estate Investment Trust	338,900	675,224
CapitaCommercial Trust (REIT)	305,100	387,243
CapitaLand Ltd.	354,600	965,557
CapitaMall Trust	357,800	530,700
City Developments Ltd.	60,300	501,035
ComfortDelgro Corp. Ltd.	303,400	517,178
DBS Group Holdings Ltd.	253,729	4,047,981
Global Logistic Properties Ltd.	366,700	895,677
Hutchison Port Holdings Trust	760,100	361,048
Jardine Cycle & Carriage Ltd.	14,500	431,849
Keppel Corp. Ltd.	201,700	954,062
Oversea-Chinese Banking Corp. Ltd.	447,494	3,751,269
Sembcorp Industries Ltd.	150,200	358,002
Singapore Airlines Ltd.	77,800	596,496
Singapore Airport Terminal Service Ltd.	98,500	351,072
Singapore Exchange Ltd.	114,700	640,725
Singapore Press Holdings Ltd.	233,700	501,839
Singapore Technologies Engineering Ltd.	219,500	610,645
Singapore Telecommunications Ltd.	1,163,100	3,407,377
StarHub Ltd.	73,400	147,867
Suntec (REIT)	354,800	497,450
United Overseas Bank Ltd.	187,153	3,313,139
UOL Group Ltd.	73,977	430,711
Wilmar International Ltd.	225,400	555,537
Yangzijiang Shipbuilding Holdings Ltd.	306,000	319,514

TOTAL SINGAPORE		25,749,197

South Africa - 1.5%
Anglo American Platinum Ltd. (b)	7,235	177,154
AngloGold Ashanti Ltd.	54,614	551,579
Aspen Pharmacare Holdings Ltd.	54,142	1,134,954
Barclays Africa Group Ltd.	94,723	1,039,321
Bidcorp Ltd.	47,999	1,152,158
Bidvest Group Ltd.	49,982	635,985
Capitec Bank Holdings Ltd.	5,944	387,790
Coronation Fund Managers Ltd.	28,446	147,467
Discovery Ltd.	52,602	560,037
Exxaro Resources Ltd.	29,699	245,457
FirstRand Ltd.	473,029	1,861,427
Fortress Income Fund Ltd.:
Class A	144,217	192,928
Class B	118,705	344,079
Foschini Ltd.	31,082	357,760
Gold Fields Ltd.	120,432	480,434
Growthpoint Properties Ltd.	309,052	581,110
Hyprop Investments Ltd.	31,883	285,958
Impala Platinum Holdings Ltd. (b)	97,384	260,183
Imperial Holdings Ltd.	19,870	262,104
Investec Ltd.	39,131	292,620
Liberty Holdings Ltd.	20,104	172,395
Life Healthcare Group Holdings Ltd.	200,401	384,721
Massmart Holdings Ltd.	14,236	119,527
MMI Holdings Ltd.	132,480	207,585
Mondi Ltd.	17,610	457,262
Mr Price Group Ltd.	36,549	480,146
MTN Group Ltd.	240,032	2,158,125
Naspers Ltd. Class N	62,197	13,748,928
Nedbank Group Ltd.	32,043	532,650
Netcare Ltd.	148,104	275,895
Pick 'n Pay Stores Ltd.	46,293	222,740
Pioneer Foods Ltd.	16,300	173,331
PSG Group Ltd.	14,747	289,418
Rand Merchant Insurance Holdings Ltd.	101,130	322,373
Redefine Properties Ltd.	750,313	613,174
Remgro Ltd.	73,392	1,190,366
Resilient Property Income Fund Ltd.	43,738	434,899
RMB Holdings Ltd.	105,748	510,254
Sanlam Ltd.	207,016	1,042,247
Sappi Ltd.	74,183	491,467
Sasol Ltd.	78,521	2,366,782
Shoprite Holdings Ltd.	62,187	951,674
Sibanye Gold Ltd.	261,378	333,621
Spar Group Ltd.	28,577	358,114
Standard Bank Group Ltd.	183,177	2,275,752
Telkom SA Ltd.	33,539	165,548
Tiger Brands Ltd.	23,342	707,588
Truworths International Ltd.	67,945	389,767
Vodacom Group Ltd.	75,132	1,015,176
Woolworths Holdings Ltd.	141,156	674,785

TOTAL SOUTH AFRICA		44,016,815

Spain - 2.4%
Abertis Infraestructuras SA	97,541	1,927,178
ACS Actividades de Construccion y Servicios SA	33,374	1,278,108
Aena SA	9,469	1,852,354
Amadeus IT Holding SA Class A	62,344	3,842,175
Banco Bilbao Vizcaya Argentaria SA	950,639	8,601,080
Banco de Sabadell SA	746,473	1,672,796
Banco Santander SA (Spain)	2,278,943	15,577,171
Bankia SA	146,700	743,627
Bankinter SA	98,888	964,370
CaixaBank SA	509,321	2,652,873
Distribuidora Internacional de Alimentacion SA	88,936	600,426
Enagas SA	33,305	941,701
Endesa SA	44,507	1,054,275
Ferrovial SA	67,307	1,453,726
Gamesa Corporacion Tecnologica SA	33,544	549,975
Gas Natural SDG SA	48,914	1,145,928
Grifols SA	41,569	1,168,969
Iberdrola SA	845,580	6,670,648
Inditex SA	154,929	6,149,815
International Consolidated Airlines Group SA	92,349	706,334
MAPFRE SA (Reg.)	151,850	566,424
Red Electrica Corporacion SA	62,703	1,345,008
Repsol YPF SA	175,594	2,943,413
Telefonica SA	645,084	7,304,266

TOTAL SPAIN		71,712,640

Sweden - 1.9%
Alfa Laval AB	40,480	904,480
ASSA ABLOY AB (B Shares)	142,600	3,055,538
Atlas Copco AB:
(A Shares)	94,961	3,434,525
(B Shares)	56,343	1,825,575
Boliden AB	39,148	1,229,648
Electrolux AB (B Shares)	34,397	1,176,701
Essity AB Class B (b)	86,421	2,505,779
Getinge AB (B Shares)	27,783	482,447
H&M Hennes & Mauritz AB (B Shares) (b)	134,652	3,513,094
Hexagon AB (B Shares)	36,310	1,794,408
Husqvarna AB (B Shares)	59,489	605,294
ICA Gruppen AB (a)	11,937	478,438
Industrivarden AB (C Shares)	23,160	562,233
Investor AB (B Shares)	64,973	3,082,150
Kinnevik AB (B Shares)	32,495	998,137
Lundbergfoeretagen AB	5,492	432,283
Lundin Petroleum AB	26,050	592,705
Nordea Bank AB	432,034	5,452,732
Sandvik AB	160,688	2,533,576
Securitas AB (B Shares)	42,678	710,965
Skandinaviska Enskilda Banken AB (A Shares)	216,346	2,741,237
Skanska AB (B Shares)	47,832	1,087,710
SKF AB (B Shares)	53,931	1,072,769
Svenska Handelsbanken AB (A Shares)	217,614	3,239,764
Swedbank AB (A Shares)	129,312	3,372,118
Swedish Match Co. AB	26,021	915,302
Tele2 AB (B Shares)	52,207	621,404
Telefonaktiebolaget LM Ericsson (B Shares)	435,550	2,819,059
TeliaSonera AB	362,853	1,705,550
Volvo AB (B Shares)	221,166	3,758,326

TOTAL SWEDEN		56,703,947

Switzerland - 5.6%
ABB Ltd. (Reg.)	283,387	6,638,720
Adecco SA (Reg.)	22,799	1,740,076
Baloise Holdings AG	7,058	1,134,302
Barry Callebaut AG	315	449,232
Coca-Cola HBC AG	27,039	817,677
Compagnie Financiere Richemont SA Series A	74,246	6,311,663
Credit Suisse Group AG	333,364	5,124,369
Dufry AG (b)	4,991	795,401
Ems-Chemie Holding AG	1,213	844,252
Galenica AG	6,854	732,218
Geberit AG (Reg.)	5,261	2,531,069
Givaudan SA	1,312	2,611,924
Julius Baer Group Ltd.	31,413	1,778,196
Kuehne & Nagel International AG	7,566	1,317,663
Lafargeholcim Ltd. (Reg.)	64,806	3,877,167
Lindt & Spruengli AG	14	954,279
Lindt & Spruengli AG (participation certificate)	151	859,667
Lonza Group AG	10,589	2,518,713
Nestle SA (Reg. S)	441,884	37,299,217
Novartis AG	317,144	27,013,623
Pargesa Holding SA	5,758	459,711
Partners Group Holding AG	2,420	1,571,705
Roche Holding AG (participation certificate)	99,764	25,257,181
Schindler Holding AG:
(participation certificate)	5,761	1,242,820
(Reg.)	2,864	602,449
SGS SA (Reg.)	768	1,698,106
Sika AG	304	2,095,413
Sonova Holding AG Class B	7,350	1,192,631
Straumann Holding AG	1,348	761,862
Swatch Group AG (Bearer)	4,377	1,737,763
Swatch Group AG (Bearer) (Reg.)	7,914	609,745
Swiss Life Holding AG	4,472	1,632,573
Swiss Prime Site AG	10,711	966,477
Swiss Re Ltd.	46,166	4,452,122
Swisscom AG	3,742	1,829,302
UBS Group AG	519,841	9,042,583
Zurich Insurance Group AG	21,447	6,538,679

TOTAL SWITZERLAND		167,040,550

Taiwan - 2.8%
Acer, Inc.	398,288	195,753
Advanced Semiconductor Engineering, Inc.	923,681	1,238,466
Advantech Co. Ltd.	50,591	382,599
Asia Cement Corp.	382,466	337,978
Asia Pacific Telecom Co. Ltd. (b)	281,000	99,512
ASUSTeK Computer, Inc.	100,000	930,017
AU Optronics Corp.	1,257,000	508,549
Catcher Technology Co. Ltd.	94,000	1,079,548
Cathay Financial Holding Co. Ltd.	1,149,285	1,871,447
Chang Hwa Commercial Bank	637,455	373,428
Cheng Shin Rubber Industry Co. Ltd.	272,899	551,859
Chicony Electronics Co. Ltd.	73,874	189,975
China Airlines Ltd.	342,490	105,191
China Development Finance Holding Corp.	1,906,800	574,921
China Life Insurance Co. Ltd.	502,818	531,700
China Steel Corp.	1,792,426	1,471,220
Chinatrust Financial Holding Co. Ltd.	2,466,579	1,583,731
Chunghwa Telecom Co. Ltd.	536,000	1,810,648
Compal Electronics, Inc.	629,000	417,397
Delta Electronics, Inc.	274,621	1,458,792
E.SUN Financial Holdings Co. Ltd.	1,150,714	733,133
ECLAT Textile Co. Ltd.	24,941	286,849
EVA Airways Corp.	256,834	124,530
Evergreen Marine Corp. (Taiwan) (b)	234,720	128,568
Far Eastern Textile Ltd.	493,664	406,015
Far EasTone Telecommunications Co. Ltd.	222,000	536,365
Feng Tay Enterprise Co. Ltd.	45,436	194,740
First Financial Holding Co. Ltd.	1,322,207	892,718
Formosa Chemicals & Fibre Corp.	411,590	1,239,626
Formosa Petrochemical Corp.	188,000	659,551
Formosa Plastics Corp.	582,480	1,746,601
Formosa Taffeta Co. Ltd.	95,000	94,011
Foxconn Technology Co. Ltd.	138,535	416,323
Fubon Financial Holding Co. Ltd.	929,398	1,442,644
Giant Manufacturing Co. Ltd.	45,000	221,913
GlobalWafers Co. Ltd.	20,000	157,871
Highwealth Construction Corp.	106,480	176,207
HIWIN Technologies Corp.	32,965	238,936
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,213,488	8,607,948
Hotai Motor Co. Ltd.	40,000	485,859
HTC Corp. (b)	83,000	196,962
Hua Nan Financial Holdings Co. Ltd.	932,745	544,869
Innolux Corp.	1,245,427	607,988
Inventec Corp.	385,280	307,949
Largan Precision Co. Ltd.	14,000	2,553,079
Lite-On Technology Corp.	305,910	494,587
MediaTek, Inc.	211,970	1,866,125
Mega Financial Holding Co. Ltd.	1,521,246	1,286,397
Merida Industry Co. Ltd.	27,300	130,561
Micro-Star International Co. Ltd.	87,000	225,746
Nan Ya Plastics Corp.	668,780	1,682,215
Nanya Technology Corp.	86,000	177,610
Nien Made Enterprise Co. Ltd.	23,000	280,511
Novatek Microelectronics Corp.	89,000	338,745
OBI Pharma, Inc. (b)	15,000	106,737
Pegatron Corp.	286,000	933,313
Phison Electronics Corp.	20,000	278,012
Pou Chen Corp.	328,000	442,913
Powertech Technology, Inc.	101,000	327,257
President Chain Store Corp.	85,000	720,184
Quanta Computer, Inc.	374,000	886,276
Realtek Semiconductor Corp.	57,090	213,512
Ruentex Development Co. Ltd. (b)	105,687	114,381
Ruentex Industries Ltd.	74,015	109,744
Shin Kong Financial Holding Co. Ltd.	1,248,331	333,417
Siliconware Precision Industries Co. Ltd.	280,000	460,807
Sinopac Holdings Co.	1,508,208	472,711
Standard Foods Corp.	85,564	227,684
Synnex Technology International Corp.	192,500	214,069
TaiMed Biologics, Inc. (b)	28,000	204,802
Taishin Financial Holdings Co. Ltd.	1,335,339	627,573
Taiwan Business Bank	488,359	138,517
Taiwan Cement Corp.	460,000	532,857
Taiwan Cooperative Financial Holding Co. Ltd.	1,088,447	594,396
Taiwan Fertilizer Co. Ltd.	102,000	138,410
Taiwan High Speed Rail Corp.	246,000	212,094
Taiwan Mobile Co. Ltd.	220,600	788,522
Taiwan Semiconductor Manufacturing Co. Ltd.	3,472,000	24,527,805
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	5,200	186,992
TECO Electric & Machinery Co. Ltd.	289,000	272,123
Transcend Information, Inc.	24,000	71,092
Unified-President Enterprises Corp.	707,080	1,352,636
United Microelectronics Corp.	1,654,000	758,692
Vanguard International Semiconductor Corp.	144,000	269,751
Wistron Corp.	369,280	372,769
WPG Holding Co. Ltd.	242,000	338,798
Yuanta Financial Holding Co. Ltd.	1,484,372	636,205
Yulon Motor Co. Ltd.	106,000	92,618

TOTAL TAIWAN		83,154,152

Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)	141,800	790,465
Airports of Thailand PCL (For. Reg.)	590,300	913,571
Bangkok Bank PCL (For. Reg.)	32,900	182,413
Bangkok Dusit Medical Services PCL (For. Reg.)	590,600	338,992
Bangkok Expressway and Metro PCL	1,146,300	258,358
Banpu PCL (For. Reg.)	255,700	125,251
BEC World PCL (For. Reg.)	143,400	79,723
Berli Jucker PCL (For. Reg)	187,300	260,323
BTS Group Holdings PCL	790,300	204,246
Bumrungrad Hospital PCL (For. Reg.)	42,900	225,610
C.P. ALL PCL (For. Reg.)	710,500	1,297,098
Central Pattana PCL (For. Reg.)	205,600	429,408
Charoen Pokphand Foods PCL (For. Reg.)	495,000	365,934
Delta Electronics PCL (For. Reg.)	69,000	184,026
Electricity Generating PCL (For. Reg.)	17,900	117,266
Energy Absolute PCL	152,200	169,231
Glow Energy PCL (For. Reg.)	60,400	147,023
Home Product Center PCL (For. Reg.)	533,967	158,859
Indorama Ventures PCL (For. Reg.)	227,200	254,330
IRPC PCL (For. Reg.)	1,301,700	215,147
Kasikornbank PCL	60,500	359,984
Kasikornbank PCL (For. Reg.)	203,100	1,208,474
KCE Electronics PCL	37,800	98,259
Krung Thai Bank PCL (For. Reg.)	539,155	293,261
Minor International PCL (For. Reg.)	328,470	417,047
PTT Exploration and Production PCL (For. Reg.)	197,244	521,614
PTT Global Chemical PCL (For. Reg.)	318,139	685,964
PTT PCL (For. Reg.)	152,200	1,774,634
Robinsons Department Store PCL (For. Reg.)	67,000	117,282
Siam Cement PCL (For. Reg.)	60,700	923,000
Siam Commercial Bank PCL (For. Reg.)	246,200	1,087,596
Thai Oil PCL (For. Reg.)	99,800	257,174
Thai Union Frozen Products PCL (For. Reg.)	313,600	191,309
TMB PCL (For. Reg.)	1,648,100	116,885
True Corp. PCL (For. Reg.) (b)	1,554,212	263,889

TOTAL THAILAND		15,033,646

Turkey - 0.3%
Akbank T.A.S.	315,124	936,593
Anadolu Efes Biracilik Ve Malt Sanayii A/S	34,172	200,409
Arcelik A/S	33,392	246,691
Aselsan A/S	27,410	187,388
Bim Birlesik Magazalar A/S JSC	31,033	604,903
Coca-Cola Icecek Sanayi A/S	9,660	116,655
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (b)	250,852	226,664
Eregli Demir ve Celik Fabrikalari T.A.S.	206,947	461,013
Ford Otomotiv Sanayi A/S	9,061	115,858
Haci Omer Sabanci Holding A/S	141,192	433,684
Koc Holding A/S	104,653	487,083
Petkim Petrokimya Holding A/S	87,649	160,138
TAV Havalimanlari Holding A/S	23,182	140,435
Tofas Turk Otomobil Fabrikasi A/S	16,659	146,267
Tupras Turkiye Petrol Rafinelleri A/S	18,974	584,421
Turk Hava Yollari AO (b)	63,533	159,403
Turk Sise ve Cam Fabrikalari A/S	100,247	128,180
Turk Telekomunikasyon A/S (b)	70,506	145,245
Turkcell Iletisim Hizmet A/S	132,281	483,366
Turkiye Garanti Bankasi A/S	331,942	994,124
Turkiye Halk Bankasi A/S	82,712	354,646
Turkiye Is Bankasi A/S Series C	225,866	485,830
Turkiye Vakiflar Bankasi TAO	91,950	183,934
Ulker Biskuvi Sanayi A/S	20,985	126,649
Yapi ve Kredi Bankasi A/S (b)	112,952	145,709

TOTAL TURKEY		8,255,288

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC	304,785	601,596
Aldar Properties PJSC	484,928	308,934
Damac Properties Dubai Co. PJSC (b)	273,239	297,561
DP World Ltd.	23,440	539,120
Dubai Islamic Bank Pakistan Ltd.	151,624	250,983
Dubai Parks and Resorts PJSC (b)	381,681	80,222
Emaar Malls Group PJSC	303,137	204,675
Emaar Properties PJSC	488,470	1,095,818
Emirates Telecommunications Corp.	250,593	1,279,214
National Bank of Abu Dhabi PJSC (b)	208,700	605,125

TOTAL UNITED ARAB EMIRATES		5,263,248

United Kingdom - 11.0%
3i Group PLC	136,017	1,679,753
Aberdeen Asset Management PLC	133,093	578,436
Admiral Group PLC	29,627	808,378
Anglo American PLC (United Kingdom)	189,129	3,125,448
Antofagasta PLC	55,687	695,059
Ashtead Group PLC	69,534	1,494,496
Associated British Foods PLC	50,546	1,976,703
AstraZeneca PLC (United Kingdom)	179,718	10,711,747
Auto Trader Group PLC	136,373	688,594
Aviva PLC	579,363	4,118,128
Babcock International Group PLC	38,045	423,910
BAE Systems PLC	452,409	3,590,404
Barclays PLC	2,411,461	6,465,732
Barratt Developments PLC	143,072	1,161,874
Berkeley Group Holdings PLC	17,993	829,949
BHP Billiton PLC	301,359	5,494,984
BP PLC	2,748,981	16,146,833
BP PLC sponsored ADR	5,615	197,311
British American Tobacco PLC (United Kingdom)	326,536	20,312,413
British Land Co. PLC	139,824	1,126,274
BT Group PLC	1,204,497	4,984,570
Bunzl PLC	46,725	1,410,528
Burberry Group PLC	61,047	1,378,132
Capita Group PLC	99,036	860,449
Carnival PLC	27,493	1,855,678
Carphone Warehouse Group PLC	139,453	494,945
Centrica PLC	772,326	2,022,729
Cobham PLC	356,949	624,962
Coca-Cola European Partners PLC	30,552	1,328,612
Compass Group PLC	225,527	4,811,550
ConvaTec Group PLC	165,856	679,906
Croda International PLC	18,860	920,953
Diageo PLC	357,979	11,561,633
Direct Line Insurance Group PLC	201,845	997,613
easyJet PLC	23,503	383,282
Fresnillo PLC	30,848	625,165
G4S PLC (United Kingdom)	223,914	971,381
GKN PLC	242,968	1,030,757
GlaxoSmithKline PLC	698,007	13,895,207
Hammerson PLC	117,315	889,242
Hargreaves Lansdown PLC	35,610	648,377
Hikma Pharmaceuticals PLC	21,023	391,657
HSBC Holdings PLC (United Kingdom)	2,822,595	28,268,029
IMI PLC	38,143	605,420
Imperial Tobacco Group PLC	135,970	5,597,243
Inmarsat PLC	68,686	702,792
InterContinental Hotel Group PLC	25,170	1,425,011
Intertek Group PLC	22,489	1,276,192
Intu Properties PLC	121,233	408,365
Investec PLC	89,466	679,919
ITV PLC	506,188	1,155,405
J Sainsbury PLC	242,867	784,434
Johnson Matthey PLC	27,497	1,019,455
Kingfisher PLC	326,993	1,268,980
Land Securities Group PLC	110,138	1,483,677
Legal & General Group PLC	847,342	3,000,666
Lloyds Banking Group PLC	10,157,537	8,781,575
London Stock Exchange Group PLC	44,551	2,203,096
Marks & Spencer Group PLC	231,618	984,633
Mediclinic International PLC	15,488	150,711
Mediclinic International PLC	37,812	369,180
Meggitt PLC	106,119	704,267
Merlin Entertainments PLC	98,475	609,752
Mondi PLC	53,190	1,400,069
National Grid PLC	489,038	6,044,578
Next PLC	20,424	1,064,423
Old Mutual PLC	690,789	1,790,954
Pearson PLC	115,005	995,262
Persimmon PLC	42,830	1,415,008
Provident Financial PLC	22,061	600,192
Prudential PLC	367,065	8,956,568
Reckitt Benckiser Group PLC	94,581	9,195,859
RELX PLC	153,936	3,355,264
Rio Tinto PLC	176,172	8,256,652
Rolls-Royce Holdings PLC	235,085	2,754,472
Royal Bank of Scotland Group PLC (b)	494,761	1,622,103
Royal Dutch Shell PLC:
Class A (Netherlands)	18,410	520,817
Class A (United Kingdom)	604,734	17,078,545
Class A sponsored ADR	2,903	164,107
Class B (United Kingdom)	532,013	15,155,834
Royal Mail PLC	121,707	647,299
RSA Insurance Group PLC	143,090	1,231,874
Sage Group PLC	157,516	1,400,751
Schroders PLC	17,238	783,525
Scottish & Southern Energy PLC	143,561	2,612,024
Segro PLC	137,878	958,699
Severn Trent PLC	33,632	993,979
SKY PLC	144,438	1,839,015
Smith & Nephew PLC	124,173	2,160,602
Smiths Group PLC	55,410	1,122,207
St. James's Place Capital PLC	73,960	1,187,583
Standard Chartered PLC (United Kingdom) (b)	467,215	5,219,427
Standard Life PLC	275,661	1,587,218
Tate & Lyle PLC	64,886	575,303
Taylor Wimpey PLC	459,329	1,153,898
Tesco PLC (b)	1,160,773	2,667,915
The Weir Group PLC	29,685	718,312
Travis Perkins PLC	37,467	750,408
Unilever PLC	182,439	10,404,997
United Utilities Group PLC	94,828	1,122,917
Vodafone Group PLC	3,762,640	11,029,631
Vodafone Group PLC sponsored ADR	2,563	76,070
Whitbread PLC	26,685	1,354,811
WM Morrison Supermarkets PLC	317,631	1,007,474
Worldpay Group PLC	291,741	1,424,215

TOTAL UNITED KINGDOM		330,273,417

United States of America - 0.1%
Southern Copper Corp. (a)	11,559	454,731
Yum China Holdings, Inc.	54,047	1,934,342

TOTAL UNITED STATES OF AMERICA		2,389,073

TOTAL COMMON STOCKS
(Cost $2,489,046,863)		2,858,083,726

Nonconvertible Preferred Stocks - 1.3%
Brazil - 0.7%
Banco Bradesco SA (PN)	431,964	4,182,017
Braskem SA (PN-A)	25,300	302,706
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (b)	35,700	190,844
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN) (b)	23,100	537,063
Companhia Energetica de Minas Gerais (CEMIG) (PN) (b)	94,587	258,432
Companhia Paranaense de Energia-Copel (PN-B) (b)	13,500	112,170
Gerdau SA (PN)	136,800	467,647
Itau Unibanco Holding SA	460,181	5,507,385
Itausa-Investimentos Itau SA (PN)	572,779	1,699,041
Lojas Americanas SA (PN)	103,836	521,786
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (b)	559,600	2,384,942
Suzano Papel e Celulose SA	64,000	287,742
Telefonica Brasil SA	61,500	921,213
Vale SA (PN-A)	273,600	2,559,338

TOTAL BRAZIL		19,932,326

Chile - 0.0%
Embotelladora Andina SA Class B	33,119	150,868
Sociedad Quimica y Minera de Chile SA (PN-B)	14,000	573,927

TOTAL CHILE		724,795

Colombia - 0.1%
Bancolombia SA (PN)	66,897	732,563
Grupo Aval Acciones y Valores SA	550,742	243,452
Grupo de Inversiones Suramerica SA	18,037	249,341

TOTAL COLOMBIA		1,225,356

France - 0.0%
Air Liquide SA (b)	7,316	898,113
Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	7,797	621,646
Fuchs Petrolub AG	9,746	579,173
Henkel AG & Co. KGaA	25,009	3,545,277
Porsche Automobil Holding SE (Germany)	21,545	1,234,058
Volkswagen AG	26,427	4,070,085

TOTAL GERMANY		10,050,239

India - 0.0%
Vedanta Ltd. 0.00	212,712	25,354
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	833,193	684,023
Korea (South) - 0.2%
AMOREPACIFIC Corp.	1,376	218,084
Hyundai Motor Co.	4,944	445,869
Hyundai Motor Co. Series 2	4,915	465,197
LG Chemical Ltd.	998	204,513
LG Household & Health Care Ltd.	393	223,883
Samsung Electronics Co. Ltd.	2,523	4,350,175

TOTAL KOREA (SOUTH)		5,907,721

Russia - 0.0%
AK Transneft OAO	72	217,361
Surgutneftegas OJSC	988,733	476,103

TOTAL RUSSIA		693,464

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $35,394,798)		40,141,391
	Principal Amount(c)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $13,959)	INR 69,696	$14,381

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.58% to 0.72% 8/17/17 to 10/12/17 (d) (Cost $5,994,475)	6,000,000	5,991,054
	Shares	Value

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 1.11% (e)	2,461,083	2,461,576
Fidelity Securities Lending Cash Central Fund 1.11% (e)(f)	36,980,159	36,983,857
TOTAL MONEY MARKET FUNDS
(Cost $39,443,952)		39,445,433
TOTAL INVESTMENT PORTFOLIO - 98.1%
(Cost $2,569,894,047)		2,943,675,985
NET OTHER ASSETS (LIABILITIES) - 1.9%		57,300,829
NET ASSETS - 100%		$3,000,976,814

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	Sept. 2017	$70,963,740	$348,175
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Sept. 2017	24,856,075	47,952
TME S&P/TSX 60 Index Contracts (Canada)	Sept. 2017	6,848,398	12,488
TOTAL FUTURES CONTRACTS			$408,615

The face value of futures purchased as a percentage of Net Assets is 3.4%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Amount is stated in United States dollars unless otherwise noted.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,221,743.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$407,662
Fidelity Securities Lending Cash Central Fund	201,053
Total	$608,715

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$323,167,417	$221,178,635	$101,988,782	$--
Consumer Staples	283,442,096	157,563,998	125,853,309	24,789
Energy	184,994,169	99,925,625	85,068,544	--
Financials	688,764,668	501,454,558	187,130,489	179,621
Health Care	224,632,685	102,964,890	121,667,795	--
Industrials	340,773,034	269,248,845	71,524,189	--
Information Technology	316,688,645	204,768,305	111,920,339	1
Materials	225,870,359	182,619,119	43,225,886	25,354
Real Estate	93,544,208	93,544,208	--	--
Telecommunication Services	127,210,687	45,676,212	81,534,475	--
Utilities	89,137,149	77,560,163	11,576,986	--
Corporate Bonds	14,381	--	14,381	--
Government Obligations	5,991,054	--	5,991,054	--
Money Market Funds	39,445,433	39,445,433	--	--
Total Investments in Securities:	$2,943,675,985	$1,995,949,991	$947,496,229	$229,765
Derivative Instruments:
Assets
Futures Contracts	$408,615	$408,615	$--	$--
Total Assets	$408,615	$408,615	$--	$--
Total Derivative Instruments:	$408,615	$408,615	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$60,501,681
Level 2 to Level 1	$58,931,368

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $2,592,844,489. Net unrealized appreciation aggregated $350,831,496, of which $471,929,259 related to appreciated investment securities and $121,097,763 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Total International Index Fund

July 31, 2017

TI1-QTLY-0917
1.9871048.101

Investments July 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Australia - 4.7%
360 Capital Industrial Fund	944	$1,865
Abacus Property Group unit	2,659	6,616
Aconex Ltd. (a)	3,146	9,589
Adelaide Brighton Ltd.	18,053	81,166
AGL Energy Ltd.	13,362	257,619
ALS Ltd.	9,399	55,792
Altium Ltd.	2,077	14,539
Alumina Ltd.	45,025	68,438
Amcor Ltd.	22,263	273,212
AMP Ltd.	55,471	239,191
Ansell Ltd.	2,817	49,512
APA Group unit	21,689	149,567
APN News & Media Ltd.	1,364	2,837
APN Outdoor Group Ltd.	1,212	4,470
ARB Corp. Ltd.	727	8,916
Ardent Leisure Group unit	12,985	21,711
Aristocrat Leisure Ltd.	10,279	166,520
Asaleo Care Ltd.	2,008	2,137
ASX Ltd.	3,573	149,494
Aurizon Holdings Ltd.	39,911	160,283
Austal Ltd.	1,439	2,078
Australia & New Zealand Banking Group Ltd.	58,133	1,377,985
Australian Agricultural Co. Ltd. (a)	4,710	6,236
Australian Pharmaceutical Industries Ltd.	4,913	6,898
Automotive Holdings Group Ltd.	2,148	6,581
Babcock & Brown Wind Partners (a)	22,022	13,566
Bank of Queensland Ltd.	11,503	110,889
Bapcor Ltd.	5,448	24,625
Beach Energy Ltd.	20,065	10,915
Bega Cheese Ltd.	1,323	7,271
Bellamy's Australia Ltd.	1,701	9,594
Bendigo & Adelaide Bank Ltd.	9,767	86,887
BHP Billiton Ltd.	63,835	1,329,454
Blackmores Ltd.	163	11,540
BlueScope Steel Ltd.	11,371	119,896
Boral Ltd.	27,831	154,072
Brambles Ltd.	32,666	241,467
Breville Group Ltd.	593	4,768
Brickworks Ltd.	3,884	41,015
BT Investment Management Ltd.	2,675	23,026
BWP Trust	13,548	31,431
Caltex Australia Ltd.	5,830	145,237
Carsales.com Ltd.	4,399	43,497
Challenger Ltd.	11,908	122,414
Charter Hall Group unit	16,947	70,364
Charter Hall Long Wale REIT unit	5,776	19,130
Charter Hall Retail REIT	4,482	14,701
Cimic Group Ltd.	1,604	53,150
Coca-Cola Amatil Ltd.	11,179	73,692
Cochlear Ltd.	1,217	139,079
Commonwealth Bank of Australia	33,822	2,265,533
Computershare Ltd.	9,087	102,283
Corporate Travel Management Ltd.	2,449	43,749
Costa Group Holdings Ltd.	3,356	12,833
Credit Corp. Group Ltd.	352	4,776
Cromwell Property Group unit	19,567	14,401
Crown Ltd.	7,059	71,832
CSL Ltd.	9,245	931,896
CSR Ltd.	8,647	27,117
DEXUS Property Group unit	20,067	150,583
Dominos Pizza Enterprises Ltd.	1,219	51,988
Downer EDI Ltd.	10,881	55,363
DuluxGroup Ltd.	11,077	58,398
Eclipx Group Ltd.	2,762	8,198
Estia Health Ltd.	5,345	12,400
Evolution Mining Ltd.	21,310	37,847
FKP Property Group unit	3,890	7,562
Flexigroup Ltd.	574	886
Flight Centre Travel Group Ltd.	1,381	48,059
Folkestone Education Trust	917	1,863
Fortescue Metals Group Ltd.	33,387	153,313
G8 Education Ltd.	15,071	45,695
Galaxy Resources Ltd. (a)	6,788	9,992
Gateway Lifestyle Holdings Pty Ltd. unit	671	1,039
GDI Property Group unit	5,098	4,140
Genworth Mortgage Insurance Ltd.	2,411	5,806
Goodman Group unit	41,263	262,763
GrainCorp Ltd.	3,282	22,921
Greencross Ltd.	437	2,017
Growthpoint Properties Australia Ltd.	1,305	3,257
GUD Holdings Ltd.	1,514	14,474
GWA Group Ltd.	481	1,247
Hansen Technologies Ltd.	568	1,731
Harvey Norman Holdings Ltd.	8,397	29,356
Healthscope Ltd.	34,386	57,218
IDP Education Ltd.	4,639	19,410
Iluka Resources Ltd.	7,714	55,664
Incitec Pivot Ltd.	32,833	84,052
Independence Group NL	8,080	19,457
Inghams Group Ltd.	8,510	23,147
Insurance Australia Group Ltd.	45,976	245,328
Investa Office Fund unit	8,574	31,141
Invocare Ltd.	6,597	73,359
IOOF Holdings Ltd.	8,929	71,789
IPH Ltd.	231	835
Iress Ltd.	2,263	23,372
Japara Healthcare Ltd.	589	961
JB Hi-Fi Ltd.	1,809	37,642
John Fairfax Holdings Ltd.	48,259	38,221
Karoon Gas Australia Ltd. (a)	1,197	1,293
Lendlease Group unit	12,132	163,539
Link Administration Holdings Ltd.	15,303	94,389
Macquarie Atlas Roads Group unit	16,526	73,508
Macquarie Group Ltd.	6,305	432,927
Magellan Financial Group Ltd.	3,524	74,455
Mantra Group Ltd.	2,345	5,647
Mayne Pharma Group Ltd. (a)	17,660	13,563
McMillan Shakespeare Ltd.	3,134	35,978
Medibank Private Ltd.	50,010	108,822
Mesoblast Ltd. (a)	3,999	5,583
Metcash Ltd.	17,148	35,942
Mineral Resources Ltd.	4,524	44,408
Mirvac Group unit	105,276	182,759
Monadelphous Group Ltd.	1,226	14,938
Myer Holdings Ltd.	14,173	8,617
MYOB Group Ltd.	5,753	15,326
Nanosonics Ltd. (a)	1,775	3,351
National Australia Bank Ltd.	52,893	1,267,316
National Storage (REIT) unit	1,500	1,794
Navitas Ltd.	3,546	14,099
Newcrest Mining Ltd.	16,009	258,705
NEXTDC Ltd. (a)	6,252	20,557
Nine Entertainment Co. Holdings Ltd.	9,854	11,352
Northern Star Resources Ltd.	11,244	39,579
Nufarm Ltd.	2,408	16,297
oOh!media Ltd.	510	1,640
Orica Ltd.	8,967	142,683
Origin Energy Ltd. (a)	35,793	198,150
Orocobre Ltd. (a)	5,117	13,100
Orora Ltd.	21,550	47,582
OZ Minerals Ltd.	9,982	66,600
Pact Group Holdings Ltd.	2,344	10,745
Perpetual Trustees Australia Ltd.	588	23,746
Pilbara Minerals Ltd. (a)	2,456	766
Platinum Asset Management Ltd.	6,911	30,243
Premier Investments Ltd.	1,410	15,397
Primary Health Care Ltd.	7,405	20,082
Programmed Maintenance Services Ltd.	641	1,528
Qantas Airways Ltd.	9,036	38,457
QBE Insurance Group Ltd.	28,571	270,853
Qube Holdings Ltd.	21,303	45,333
Quintis Ltd.	790	186
Ramsay Health Care Ltd.	2,899	163,689
RCG Corp. Ltd.	1,212	887
realestate.com.au Ltd.	1,457	80,450
Regis Healthcare Ltd.	290	856
Regis Resources Ltd.	17,336	53,118
Reliance Worldwide Corp. Ltd.	6,170	16,486
Resolute Mng Ltd.	16,001	13,697
Retail Food Group Ltd.	1,163	4,512
Rio Tinto Ltd.	8,622	453,793
Sandfire Resources NL	2,496	11,561
Santos Ltd. (a)	34,424	93,358
Saracen Mineral Holdings Ltd. (a)	14,275	15,360
Scentre Management Ltd. A/S Trustee South Carolina unit	113,941	376,461
SEEK Ltd.	6,699	91,642
Select Harvests Ltd.	193	757
Seven Group Holdings Ltd.	848	8,114
Shopping Centres Australasia Property Group unit	14,767	25,636
Sigma Healthcare Ltd.	31,213	23,972
Sims Metal Management Ltd.	2,744	34,113
Sirtex Medical Ltd.	822	10,581
Smartgroup Corp. Ltd.	453	2,714
Sonic Healthcare Ltd.	9,806	174,861
South32 Ltd.	111,189	258,848
Southern Cross Media Group Ltd.	5,850	6,201
SP AusNet	56,286	73,622
Spark Infrastructure Group unit	30,763	61,526
SpeedCast International Ltd.	9,792	27,026
St Barbara Ltd.	6,885	14,927
Steadfast Group Ltd.	11,229	23,266
Stockland Corp. Ltd. unit	47,869	160,840
Suncorp Group Ltd.	26,195	299,461
Super Retail Group Ltd.	1,175	7,887
Sydney Airport unit	22,782	122,658
Syrah Resources Ltd. (a)	5,211	12,006
Tabcorp Holdings Ltd.	24,320	81,326
Tassal Group Ltd.	1,218	3,693
Tatts Group Ltd.	32,943	105,418
Technology One Ltd.	15,556	66,829
Telstra Corp. Ltd.	80,681	264,679
The GPT Group unit	39,962	153,134
The Star Entertainment Group Ltd.	20,807	83,894
Tox Free Solutions Ltd.	2,376	4,543
TPG Telecom Ltd.	8,074	36,236
Transpacific Industries Group Ltd.	63,184	65,964
Transurban Group unit	41,414	378,027
Treasury Wine Estates Ltd.	16,756	163,270
Vicinity Centers unit	63,057	138,725
Village Roadshow Ltd.	338	1,087
Virtus Health Ltd.	1,474	6,615
Vita Group Ltd.	768	805
Viva Energy REIT unit	6,394	11,049
Vocus Group Ltd.	9,914	27,680
Webjet Ltd.	1,204	11,096
Wesfarmers Ltd.	22,191	723,072
West Australian Newspapers Holdings Ltd.	7,448	4,826
Western Areas NL (a)	1,722	3,265
Westfield Corp. unit	37,711	231,696
Westgold Resources Ltd. (a)	892	1,124
Westpac Banking Corp.	66,505	1,695,223
Whitehaven Coal Ltd. (a)	6,476	15,387
WiseTech Global Ltd.	549	3,088
Woodside Petroleum Ltd.	15,627	364,672
Woolworths Ltd.	25,126	536,691
WorleyParsons Ltd. (a)	3,982	37,526

TOTAL AUSTRALIA		23,089,207

Austria - 0.3%
ams AG	1,257	90,672
Andritz AG	1,319	80,835
BUWOG-Gemeinnuetzige Wohnung	2,031	59,711
CA Immobilien Anlagen AG	2,182	56,311
DO & CO Restaurants & Catering AG	329	24,108
Erste Group Bank AG	5,764	239,605
EVN AG	299	4,578
IMMOFINANZ Immobilien Anlagen AG	16,083	39,144
Lenzing AG	242	43,258
Oesterreichische Post AG	1,485	68,410
OMV AG	2,867	162,299
PORR AG	109	3,886
Raiffeisen International Bank-Holding AG (a)	2,480	73,161
RHI AG	238	8,993
S IMMO AG	1,268	18,958
S&T AG	1,096	19,157
Schoeller-Bleckmann Oilfield Equipment AG (a)	52	3,940
Telekom Austria AG	5,047	45,604
UNIQA Insurance Group AG	2,647	27,409
Vienna Insurance Group AG	419	12,638
Voestalpine AG	3,021	153,278
Wienerberger AG	2,220	51,089
Zumtobel AG	292	5,790

TOTAL AUSTRIA		1,292,834

Bailiwick of Guernsey - 0.0%
Burford Capital Ltd.	3,147	45,134
Schroder (REIT) Ltd.	2,240	1,832
Standard Life Investment Property Income Trust Ltd.	929	1,131
Stobart Group Ltd.	4,144	15,074

TOTAL BAILIWICK OF GUERNSEY		63,171

Bailiwick of Jersey - 0.8%
Boohoo.Com PLC (a)	10,187	31,653
Cape PLC	3,072	10,579
Centamin PLC	20,041	43,894
Experian PLC	19,441	386,220
Glencore Xstrata PLC	245,775	1,083,567
IWG PLC	15,983	69,169
Janus Henderson Group PLC (a)	1,660	55,593
Petrofac Ltd.	6,546	38,606
Randgold Resources Ltd.	1,852	172,392
Shire PLC	18,581	1,038,723
UBM PLC	11,113	106,303
Wolseley PLC	5,460	326,005
WPP PLC	25,939	528,994

TOTAL BAILIWICK OF JERSEY		3,891,698

Belgium - 0.9%
Ablynx NV (a)	857	12,986
Ackermans & Van Haaren SA	523	94,603
Aedifica SA	286	26,192
Ageas	4,113	185,337
Agfa-Gevaert NV (a)	2,209	10,306
Anheuser-Busch InBev SA NV	14,846	1,790,911
Barco NV	86	8,614
Befimmo SCA Sicafi	370	22,965
Bekaert SA	731	35,350
Bpost SA	1,677	45,948
Cofinimmo SA	278	35,312
Colruyt NV	1,727	96,865
Compagnie D'entreprises CFE SA	86	12,695
D'ieteren SA	246	11,663
Econocom Group SA	1,980	15,137
Elia System Operator SA/NV	1,311	76,884
Euronav NV	2,663	21,285
EVS Broadcast Equipment SA	346	14,059
Fagron NV (a)	657	8,979
Galapagos Genomics NV (a)	916	72,773
Gimv NV	291	18,423
Groupe Bruxelles Lambert SA	1,466	150,412
Ion Beam Applications SA	250	8,861
KBC Ancora	448	23,799
KBC Groep NV	5,081	421,042
Kinepolis Group NV	192	11,024
Melexis NV	695	59,797
Nyrstar NV (a)	549	3,565
Ontex Group NV	3,196	109,681
Orange Belgium	576	14,217
Proximus	3,426	120,434
Sofina SA	289	43,038
Solvay SA Class A	1,450	208,213
Telenet Group Holding NV (a)	1,352	94,413
Tessenderlo Chemie NV (a)	1,881	82,589
UCB SA	2,553	186,049
Umicore SA	2,169	174,293
Van de Velde	142	7,649
Warehouses de Pauw	367	40,748

TOTAL BELGIUM		4,377,111

Bermuda - 0.6%
AGTech Holdings Ltd. (a)	40,000	6,504
Alibaba Health Information Technology Ltd. (a)	58,000	27,623
Alibaba Pictures Group Ltd. (a)	190,000	32,109
Beijing Enterprises Water Group Ltd.	94,000	78,105
BEP International Holdings Ltd.	110,000	2,901
Brightoil Petroleum Holdings Ltd. (a)	26,000	6,757
Brilliance China Automotive Holdings Ltd.	66,000	167,138
BW LPG Ltd.	821	3,699
BW Offshore Ltd. (a)	1,010	3,109
C C Land Holdings Ltd. (a)	30,000	6,837
C.banner International Holdings Ltd. (a)	19,000	7,614
Cafe de Coral Holdings Ltd.	6,000	19,319
Carnival Group International Holdings Ltd. (a)	100,000	8,834
Cheung Kong Infrastructure Holdings Ltd.	14,000	130,576
China Foods Ltd.	6,000	2,765
China Gas Holdings Ltd.	30,000	72,592
China Innovationpay Group Ltd. (a)	24,000	1,383
China Ocean Industry Group Ltd. (a)	65,000	607
China Oil & Gas Group Ltd.	40,000	2,765
China Resource Gas Group Ltd.	18,000	68,213
China Trustful Group Ltd. (a)	4,000	1,608
China Water Affairs Group Ltd.	6,000	3,272
Chow Sang Sang Holdings International Ltd.	2,000	4,676
CITIC Resources Holdings Ltd.	16,000	1,803
CMBC Capital Holdings Ltd.	250,000	12,003
Cosco Shipping Ports Ltd.	26,000	31,823
Credicorp Ltd. (United States)	1,390	257,345
Digital China Holdings Ltd. (H Shares) (a)	17,000	11,165
Digital Domain Holdings Ltd. (a)	20,000	755
Emperor International Holding Ltd.	54,000	20,879
Enerchina Holdings Ltd. (a)	90,000	2,143
Esprit Holdings Ltd. (a)	24,900	12,273
FDG Electric Vehicles Ltd. (a)	145,000	5,848
Frontline Ltd.	824	4,779
G-Resources Group Ltd.	138,000	1,802
GCL New Energy Holdings Ltd. (a)	32,000	1,475
Giordano International Ltd.	6,000	3,342
Global Brands Group Holding Ltd. (a)	142,000	13,453
Golden Ocean Group Ltd. (a)	1,294	9,397
GOME Electrical Appliances Holdings Ltd.	373,000	44,889
Great Eagle Holdings Ltd.	6,080	33,355
GZI Transport Ltd.	72,000	53,833
Haier Electronics Group Co. Ltd.	25,000	64,494
HengTen Networks Group Ltd. (a)	388,000	5,315
Hiscox Ltd.	7,785	133,324
Hoegh LNG Holdings Ltd.	550	6,156
Hongkong Land Holdings Ltd.	25,300	190,256
Hopson Development Holdings Ltd.	12,000	11,523
Huabao International Holdings Ltd.	41,000	31,547
Huanxi Media Group Ltd. (a)	10,000	2,573
Hybrid Kinetic Group Ltd. (a)	202,000	5,043
Jardine Matheson Holdings Ltd.	4,442	283,444
Jardine Strategic Holdings Ltd.	4,500	183,600
Johnson Electric Holdings Ltd.	5,000	17,796
K Wah International Holdings Ltd.	22,649	13,629
Kerry Logistics Network Ltd.	15,500	22,305
Kerry Properties Ltd.	17,500	61,389
KuangChi Science Ltd. (a)	26,000	9,121
Kunlun Energy Co. Ltd.	62,000	61,835
Lancashire Holdings Ltd.	7,267	69,705
Li & Fung Ltd.	204,000	74,697
Luk Fook Holdings International Ltd.	17,000	62,465
Luye Pharma Group Ltd.	23,500	13,328
Man Wah Holdings Ltd.	29,600	25,580
Nan Hai Corp. Ltd.	100,000	3,393
Neo-China Group (Holdings) Ltd.	8,000	1,946
Nine Dragons Paper (Holdings) Ltd.	32,000	47,688
Noble Group Ltd. (a)	14,530	4,021
NWS Holdings Ltd.	47,367	90,722
Orient Overseas International Ltd.	5,500	51,227
Pacific Basin Shipping Ltd. (a)	40,000	8,757
Panda Green Energy Group Ltd. (a)	56,000	7,456
PAX Global Technology Ltd.	14,000	9,285
Petra Diamonds Ltd. (a)	7,202	9,075
Pou Sheng International (Holdings) Ltd.	10,000	1,984
Road King Infrastructure Ltd.	2,000	2,632
Seadrill Ltd. (a)	2,215	837
Shangri-La Asia Ltd.	24,000	39,023
Shenzhen International Holdings Ltd.	16,574	28,391
Sihuan Pharmaceutical Holdings Group Ltd.	49,000	20,639
Silverlake Axis Ltd. Class A	4,700	2,012
Sinopec Kantons Holdings Ltd.	6,000	3,626
Skyworth Digital Holdings Ltd.	30,098	16,146
SmarTone Telecommunications Holdings Ltd.	2,500	3,284
SMI Corp. Ltd.	7,200	3,789
Stolt-Nielsen SA	172	2,625
Tai Fook Securities Group Ltd.	80,000	46,192
Texwinca Holdings Ltd.	6,000	3,641
Town Health International Holdings Co. Ltd.	114,000	8,611
Vtech Holdings Ltd.	4,000	57,869
Yue Yuen Industrial (Holdings) Ltd.	15,000	61,933

TOTAL BERMUDA		3,067,297

Brazil - 0.9%
AES Tiete Energia SA unit	1,912	8,621
Aliansce Shopping Centers SA (a)	600	3,232
Alupar Investimento SA unit	1,800	10,586
Ambev SA	93,563	574,577
Arezzo Industria e Comercio SA	300	3,560
B2W Companhia Global do Varejo (a)	4,104	17,504
Banco ABC Brasil SA rights 8/3/17	109	105
Banco Bradesco SA	18,710	180,899
Banco do Brasil SA	17,300	159,222
Banco Santander SA (Brasil) unit	7,100	58,082
BB Seguridade Participacoes SA	14,900	131,161
BM&F BOVESPA SA	41,878	275,171
BR Malls Participacoes SA	16,505	69,866
Brasil Foods SA	9,300	110,108
CCR SA	29,684	162,587
Centrais Eletricas Brasileiras SA (Electrobras) (a)	5,900	25,542
Cia. Hering SA	2,000	13,783
Cielo SA	23,260	194,682
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	9,200	98,982
Companhia de Saneamento de Minas Gerais	900	12,231
Companhia Siderurgica Nacional SA (CSN) (a)	19,087	46,641
Cosan SA Industria e Comercio	4,900	56,726
CPFL Energia SA	5,100	43,929
CVC Brasil Operadora e Agencia de Viagens SA	4,200	48,016
Cyrela Brazil Realty SA	2,400	9,420
Drogasil SA	5,100	112,848
Duratex SA	3,000	7,619
Ecorodovias Infraestrutura e Logistica SA	3,000	10,284
EDP Energias do Brasil SA (a)	11,600	53,455
Embraer SA	17,388	87,934
ENGIE Brasil Energia SA	5,745	64,481
Equatorial Energia SA	3,700	67,276
Estacio Participacoes SA	3,800	24,859
Fibria Celulose SA	4,200	44,554
Fleury SA	1,800	17,334
Hypermarcas SA	6,000	53,855
Iguatemi Empresa de Shopping Centers SA	1,300	15,300
Iochpe-Maxion SA	430	2,328
Iochpe-Maxion SA warrants 6/3/19 (a)	13	28
JBS SA	15,900	39,261
Klabin SA unit	10,300	52,848
Kroton Educacional SA	30,154	145,821
Light SA	500	3,616
Linx SA	1,300	7,204
Localiza Rent A Car SA	3,390	56,421
Lojas Americanas SA	13,900	57,546
Lojas Renner SA	17,877	167,972
M. Dias Branco SA	3,357	54,645
Magazine Luiza SA	100	11,765
Marfrig Global Foods SA (a)	4,500	9,265
Minerva SA	600	2,386
MRV Engenharia e Participacoes SA	3,600	16,543
Multiplan Empreendimentos Imobiliarios SA	1,032	23,788
Multiplus SA	700	8,932
Natura Cosmeticos SA	2,300	18,476
Odontoprev SA	2,400	10,013
Petroleo Brasileiro SA - Petrobras (ON) (a)	45,000	199,144
Porto Seguro SA	1,500	15,152
Qualicorp SA	4,300	45,229
Rumo SA (a)	14,500	48,080
Sao Martinho SA	2,600	14,641
Smiles SA	700	14,611
Sul America SA unit	5,135	28,900
Terna Participacoes SA unit	5,500	40,954
TIM Participacoes SA	28,480	97,175
Totvs SA	1,700	16,355
Ultrapar Participacoes SA	7,200	170,860
Vale SA	19,600	196,732
Valid Solucoes SA	660	3,571
Via Varejo SA unit	800	3,692
Weg SA	13,600	82,603

TOTAL BRAZIL		4,541,589

British Virgin Islands - 0.0%
First Pacific Co. Ltd.	62,000	46,436
Canada - 6.5%
Advantage Oil & Gas Ltd. (a)	2,687	18,470
Aecon Group, Inc.	842	10,171
AG Growth International, Inc.	175	7,853
AGF Management Ltd. Class B (non-vtg.)	1,711	10,279
Agnico Eagle Mines Ltd. (Canada)	4,416	206,180
Agrium, Inc.	2,694	269,584
AGT Food & Ingredients, Inc.	170	3,468
Aimia, Inc.	2,333	2,713
Air Canada (a)	1,272	20,232
Alacer Gold Corp. (a)	4,325	7,216
Alamos Gold, Inc.	9,101	64,457
Alaris Royalty Corp.	154	2,784
Algonquin Power & Utilities Corp.	7,243	77,441
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	8,768	415,772
Allied Properties (REIT)	831	25,428
AltaGas Ltd.	3,096	72,064
Altius Minerals Corp.	306	2,766
Altus Group Ltd.	238	4,879
Amaya, Inc. (a)	3,808	67,531
ARC Resources Ltd.	6,395	88,173
Aritzia LP	3,263	34,783
Artis (REIT)	542	5,682
Asanko Gold, Inc. (a)	4,457	5,577
ATCO Ltd. Class I (non-vtg.)	2,131	79,326
Athabasca Oil Corp. (a)	2,149	1,793
ATS Automation Tooling System, Inc. (a)	1,088	11,694
AutoCanada, Inc.	246	3,962
Avigilon Corp. (a)	681	7,745
B2Gold Corp. (a)	16,758	42,071
Badger Daylighting Ltd.	901	19,137
Bank of Montreal	12,706	963,689
Bank of Nova Scotia	23,381	1,456,589
Barrick Gold Corp.	24,760	418,641
Baytex Energy Corp. (a)	5,795	16,268
BCE, Inc.	1,894	88,901
Birchcliff Energy Ltd.	2,971	14,536
Bird Construction, Inc.	502	3,410
BlackBerry Ltd. (a)	10,212	95,752
Boardwalk (REIT)	579	22,203
Bombardier, Inc. Class B (sub. vtg.) (a)	41,650	83,851
Bonavista Energy Corp.	5,185	13,017
Bonterra Energy Corp.	213	2,870
Boralex, Inc. Class A	416	7,431
Brookfield Asset Management, Inc. Class A	17,217	669,623
BRP, Inc.	762	24,417
CAE, Inc.	5,279	89,469
Callidus Capital Corp.	422	5,142
Cameco Corp.	9,680	99,149
Canaccord Capital, Inc.	461	2,318
Canacol Energy Ltd. (a)	1,213	4,368
Canadian (REIT)	413	14,943
Canadian Apartment Properties (REIT) unit	668	17,365
Canadian Energy Services & Technology Corp.	3,096	15,818
Canadian Imperial Bank of Commerce	8,522	739,724
Canadian National Railway Co.	14,688	1,160,667
Canadian Natural Resources Ltd.	22,847	698,742
Canadian Pacific Railway Ltd.	2,914	456,213
Canadian Tire Ltd. Class A (non-vtg.)	1,909	217,902
Canadian Utilities Ltd. Class A (non-vtg.)	2,367	75,125
Canadian Western Bank, Edmonton	1,205	27,062
Canfor Corp. (a)	2,588	43,426
Canfor Pulp Products, Inc.	673	6,375
Capital Power Corp.	3,929	77,556
Cara Operations Ltd.	231	4,345
Cardinal Energy Ltd.	630	2,350
Cascades, Inc.	966	11,909
CCL Industries, Inc. Class B	2,618	125,509
Celestica, Inc. (sub. vtg.) (a)	5,518	65,592
Cenovus Energy, Inc.	23,309	195,745
Centerra Gold, Inc.	2,703	14,417
CGI Group, Inc. Class A (sub. vtg.) (a)	4,136	218,386
China Gold International Resources Corp. Ltd. (a)	4,402	6,708
Choice Properties REIT	383	4,126
CI Financial Corp.	6,204	135,152
Cineplex, Inc.	2,471	97,453
Clearwater Seafoods, Inc.	190	1,698
Cogeco Communications, Inc.	956	66,788
Cogeco, Inc. (sub. vtg.)	155	9,496
Colliers International Group, Inc.	728	39,210
Cominar (REIT)	674	7,104
Computer Modelling Group Ltd.	610	4,633
Concordia International Corp. (a)	45	64
Constellation Software, Inc.	407	219,259
Corby Spirit and Wine Ltd.	368	6,494
Coretec Group, Inc./The (a)	34,771	40,997
Corus Entertainment, Inc. Class B (non-vtg.)	1,759	19,526
Cott Corp.	2,640	40,974
Crescent Point Energy Corp.	10,084	79,265
Crew Energy, Inc. (a)	814	2,651
CRH Medical Corp. (a)	1,904	6,246
Crombie (REIT)	448	4,858
CT Real Estate Investment Trust	401	4,673
Denison Mines Corp. (a)	7,319	3,816
Descartes Systems Group, Inc. (a)	1,424	35,727
Detour Gold Corp. (a)	4,963	62,418
Dirtt Environmental Solutions Ltd. (a)	675	3,216
Dollarama, Inc.	2,440	238,510
Dominion Diamond Corp.	1,596	22,453
Dorel Industries, Inc. Class B (sub. vtg.)	207	5,469
Dream Global REIT	832	6,854
Dream Industrial (REIT)	1,039	7,484
Dream Office (REIT)	386	6,164
DREAM Unlimited Corp. (a)	489	2,891
ECN Capital Corp.	5,076	16,123
Eldorado Gold Corp.	13,393	28,360
Element Financial Corp.	9,720	73,597
Emera, Inc.	502	18,683
Empire Co. Ltd. Class A (non-vtg.)	3,644	59,216
Enbridge Income Fund Holdings, Inc.	2,864	73,601
Enbridge, Inc.	32,788	1,359,121
Encana Corp.	20,228	203,619
Endeavour Silver Corp. (a)	544	1,649
EnerCare, Inc.	1,992	33,457
Enerflex Ltd.	1,148	15,874
Enerplus Corp.	5,131	46,299
Enghouse Systems Ltd.	283	12,128
Ensign Energy Services, Inc.	1,901	10,170
Entertainment One Ltd.	4,697	14,793
Equitable Group, Inc.	100	4,394
Evertz Technologies Ltd.	415	5,908
Exco Technologies Ltd.	580	5,155
Extendicare, Inc.	834	6,348
Fairfax Financial Holdings Ltd. (sub. vtg.)	656	312,812
Fiera Capital Corp.	751	8,674
Finning International, Inc.	3,384	68,101
First Capital Realty, Inc.	4,091	66,939
First Majestic Silver Corp. (a)	3,347	27,544
First National Financial Corp.	813	16,302
First Quantum Minerals Ltd.	15,199	167,991
FirstService Corp.	821	52,911
Fortis, Inc.	7,907	288,311
Fortuna Mines, Inc. (a)	2,731	13,647
Franco-Nevada Corp.	3,536	256,192
Freehold Royalties Ltd.	642	7,322
Genworth MI Canada, Inc.	506	14,761
George Weston Ltd.	835	72,928
Gibson Energy, Inc.	7,837	102,021
Gildan Activewear, Inc.	6,031	181,740
Gluskin Sheff + Associates, Inc.	432	5,880
Goldcorp, Inc.	16,965	222,753
Granite Real Estate Investment Trust	188	7,568
Great Canadian Gaming Corp. (a)	641	12,473
Great-West Lifeco, Inc.	5,866	167,405
Guyana Goldfields, Inc. (a)	2,426	9,360
H&R REIT/H&R Finance Trust	4,454	75,380
High Liner Foods, Inc.	110	1,495
Home Capital Group, Inc.	779	8,623
HudBay Minerals, Inc.	4,860	37,734
Hudson's Bay Co.	1,594	13,642
Husky Energy, Inc. (a)	6,668	77,176
Hydro One Ltd.	5,958	106,855
IAMGOLD Corp. (a)	7,986	43,109
IGM Financial, Inc.	2,047	68,893
Imperial Metals Corp. (a)	269	824
Imperial Oil Ltd.	6,261	179,682
Industrial Alliance Insurance and Financial Services, Inc.	2,274	105,497
Innergex Renewable Energy, Inc.	6,435	75,512
Intact Financial Corp.	3,137	243,688
Inter Pipeline Ltd.	6,732	132,939
Interfor Corp. (a)	1,064	16,565
InterRent REIT	1,343	8,391
Intertape Polymer Group, Inc.	847	16,325
Ivanhoe Mines Ltd. (a)	13,864	54,711
Jean Coutu Group, Inc. Class A (sub. vtg.)	1,153	19,217
Just Energy Group, Inc.	1,772	9,508
Kelt Exploration Ltd. (a)	2,389	12,819
Keyera Corp.	3,339	104,341
Killam Apartment (REIT)	785	7,719
Kinaxis, Inc. (a)	277	17,816
Kinross Gold Corp. (a)	29,138	120,128
Kirkland Lake Gold Ltd.	3,289	34,084
Klondex Mines Ltd.(a)	4,437	14,129
Knight Therapeutics, Inc. (a)	1,049	7,985
Labrador Iron Ore Royalty Corp.	880	12,154
Laurentian Bank of Canada	447	19,422
Linamar Corp.	1,054	57,766
Loblaw Companies Ltd.	4,631	252,212
Lucara Diamond Corp.	4,561	9,804
Lundin Mining Corp.	11,639	83,739
MacDonald Dettwiler & Associates Ltd.	1,409	79,912
MAG Silver Corp. (a)	984	13,512
Magellan Aerospace Corp.	282	4,503
Magna International, Inc. Class A (sub. vtg.)	7,641	364,415
Major Drilling Group International, Inc. (a)	567	3,747
Manulife Financial Corp.	39,598	815,622
Maple Leaf Foods, Inc.	2,809	77,640
Martinrea International, Inc.	458	3,699
Medical Facilities Corp.	378	3,954
MEG Energy Corp. (a)	2,645	10,862
Methanex Corp.	1,619	71,785
Metro, Inc. Class A (sub. vtg.)	4,972	168,412
Morguard (REIT)	354	4,032
Morneau Shephell, Inc.	611	10,130
MTY Food Group, Inc.	127	4,794
Mullen Group Ltd.	2,476	31,696
National Bank of Canada	6,699	301,704
Nevsun Resources Ltd.	2,174	5,876
New Flyer Industries, Inc.	1,425	58,097
New Gold, Inc. (a)	8,628	28,858
NexGen Energy Ltd. (a)	8,877	22,428
Norbord, Inc.	571	20,266
North West Co., Inc.	777	19,033
Northland Power, Inc.	5,551	103,384
Northview Apartmemt (REIT)	252	4,222
Northwest Healthcare Properties REIT	930	7,922
Novagold Resources, Inc. (a)	2,991	13,339
NuVista Energy Ltd. (a)	2,735	14,018
OceanaGold Corp.	11,374	31,109
Onex Corp. (sub. vtg.)	1,613	129,260
Open Text Corp.	6,255	209,211
Osisko Gold Royalties Ltd.	3,247	41,696
Osisko Mining, Inc. (a)	4,512	16,286
Painted Pony Petroleum Ltd. (a)	562	2,051
Pan American Silver Corp.	3,013	50,769
Paramount Resources Ltd. Class A	896	14,359
Parex Resources, Inc. (a)	2,054	25,272
Parkland Fuel Corp.	3,004	64,453
Pason Systems, Inc.	1,092	15,941
Pembina Pipeline Corp.	7,975	271,793
Pengrowth Energy Corp. (a)	11,159	8,413
Peyto Exploration & Development Corp.	6,397	113,702
Potash Corp. of Saskatchewan, Inc.	16,279	291,174
Power Corp. of Canada (sub. vtg.)	8,389	204,014
Power Financial Corp.	4,888	132,438
PrairieSky Royalty Ltd.	4,542	112,790
Precision Drilling Corp. (a)	3,949	11,466
Premier Gold Mines Ltd. (a)	3,779	10,275
Premium Brands Holdings Corp.	529	38,200
Pretium Resources, Inc. (a)	3,064	29,442
ProMetic Life Sciences, Inc. (a)	5,614	7,070
Pure Industrial Real Estate Trust	968	4,946
Quebecor, Inc. Class B (sub. vtg.)	2,336	80,961
Raging River Exploration, Inc. (a)	4,168	26,711
Restaurant Brands International, Inc.	4,651	277,101
Richmont Mines, Inc. (a)	1,160	9,667
RioCan (REIT)	6,181	119,431
Ritchie Brothers Auctioneers, Inc.	3,047	86,027
Rogers Communications, Inc. Class B (non-vtg.)	7,433	386,510
Rogers Sugar, Inc.	1,976	10,159
Royal Bank of Canada	28,314	2,112,280
Russel Metals, Inc.	864	17,283
Sandstorm Gold Ltd. (a)	3,254	13,415
Sandvine Corp. (U.K.)	1,858	6,527
Saputo, Inc.	4,877	165,311
Seabridge Gold, Inc. (a)	183	2,132
Secure Energy Services, Inc.	2,262	17,091
SEMAFO, Inc. (a)	4,382	10,579
Seven Generations Energy Ltd. (a)	6,013	104,513
Shaw Communications, Inc. Class B	7,930	176,569
ShawCor Ltd. Class A	2,890	64,766
Shopify, Inc. Class A (a)	1,575	145,139
Sienna Senior Living, Inc.	823	11,347
Sierra Wireless, Inc. (a)	582	17,137
Silver Standard Resources, Inc. (a)	1,495	14,533
Silvercorp Metals, Inc.	5,014	14,759
Sleep Country Canada Holdings, Inc.	1,260	38,333
Smart (REIT)	798	20,072
SNC-Lavalin Group, Inc.	3,264	143,755
Spartan Energy Corp. (a)	2,733	14,008
Spin Master Corp. (a)	185	5,671
Sprott, Inc.	1,346	2,472
Stantec, Inc.	2,245	57,118
Stella-Jones, Inc.	1,695	59,317
Stornoway Diamond Corp. (a)	2,225	1,410
Student Transportation, Inc.	1,856	10,927
Sun Life Financial, Inc.	12,439	476,708
Suncor Energy, Inc.	34,350	1,120,525
Superior Plus Corp.	1,860	16,306
Surge Energy, Inc.	1,678	2,921
Tahoe Resources, Inc.	5,473	29,939
Teck Resources Ltd. Class B (sub. vtg.)	11,057	239,986
TELUS Corp.	3,503	126,521
The Toronto-Dominion Bank	36,469	1,879,978
Thomson Reuters Corp.	5,661	259,269
Timbercreek Financial Corp.	3,121	23,481
TMAC Resources, Inc. (a)	1,050	9,138
TMX Group Ltd.	779	41,301
TORC Oil & Gas Ltd.	725	3,262
Torex Gold Resources, Inc. (a)	1,480	26,982
Toromont Industries Ltd.	1,727	64,121
Total Energy Services, Inc.	409	3,969
Tourmaline Oil Corp. (a)	6,484	143,800
TransAlta Corp.	3,957	25,803
TransAlta Renewables, Inc.	1,995	23,394
TransCanada Corp.	17,424	890,242
Transcontinental, Inc. Class A	966	19,696
TransForce, Inc.	3,468	81,530
Trican Well Service Ltd. (a)	2,589	7,580
Tricon Capital Group, Inc.	5,224	43,996
Trilogy Energy Corp. (a)	272	1,154
Trinidad Drilling Ltd. (a)	1,286	1,846
Trisura Group Ltd. (a)	69	1,422
Turquoise Hill Resources Ltd. (a)	29,292	96,328
Uni-Select, Inc.	1,404	32,770
Uranium Participation Corp. (a)	1,297	3,974
Valeant Pharmaceuticals International, Inc. (Canada) (a)	7,052	116,076
Valener, Inc.	416	7,194
Veresen, Inc.	5,510	80,479
Vermilion Energy, Inc.	4,041	133,085
Wajax Corp.	186	3,498
West Fraser Timber Co. Ltd.	1,652	87,784
Western Forest Products, Inc.	3,245	6,455
WestJet Airlines Ltd.	1,117	22,264
Westshore Terminals Investment Corp.	713	13,497
Wheaton Precious Metals Corp.	9,089	184,295
Whitecap Resources, Inc.	7,837	57,894
Winpak Ltd.	451	19,364
WSP Global, Inc.	1,773	71,972
Yamana Gold, Inc.	17,616	45,921

TOTAL CANADA		32,069,180

Cayman Islands - 3.7%
21Vianet Group, Inc. ADR (a)	682	3,042
3SBio, Inc. (a)	27,000	33,876
500.com Ltd. sponsored ADR Class A (a)(b)	144	1,709
51job, Inc. sponsored ADR (a)	961	47,339
58.com, Inc. ADR (a)	2,097	107,052
AAC Technology Holdings, Inc.	15,000	201,836
Agile Property Holdings Ltd.	44,000	52,389
Airtac International Group	3,000	40,560
Airtac International Group rights 8/9/17	134	481
Alibaba Group Holding Ltd. sponsored ADR (a)(b)	22,672	3,513,026
Anta Sports Products Ltd.	24,000	82,348
ASM Pacific Technology Ltd.	4,900	63,486
Autohome, Inc. ADR Class A (a)	1,172	57,053
Baidu.com, Inc. sponsored ADR (a)	5,556	1,257,601
Baozun, Inc. sponsored ADR (a)	700	22,722
Biostime International Holdings Ltd. (a)	2,500	8,082
Bitauto Holdings Ltd. ADR (a)	408	12,893
BizLink Holding, Inc.	1,000	7,447
Casetek Holdings	1,000	3,157
Chailease Holding Co. Ltd.	32,000	91,929
Changyou.com Ltd. (A Shares) ADR (a)	517	21,885
Chaowei Power Holdings Ltd.	3,000	1,701
Cheetah Mobile, Inc. ADR (a)	125	1,380
Cheung Kong Property Holdings Ltd.	54,500	441,328
China All Access Holdings Ltd.	8,000	2,356
China Conch Venture Holdings Ltd.	49,000	91,089
China Dongxiang Group Co. Ltd.	50,000	9,282
China First Capital Group Ltd. (a)	56,000	23,444
China Goldjoy Group Ltd.	248,000	12,383
China Harmony New Energy Auto (a)	27,000	13,032
China High Speed Transmission Equipment Group Co. Ltd.	3,000	3,242
China Huishan Dairy Holdings Co. Ltd.	51,000	2,742
China Liansu Group Holdings Ltd.	16,000	11,287
China LNG Group Ltd.	600,000	9,602
China Logistics Property Holdings Co. Ltd.	13,000	4,510
China Maple Leaf Educational Systems Ltd.	18,000	14,426
China Medical System Holdings Ltd.	53,000	90,518
China Mengniu Dairy Co. Ltd.	66,000	128,607
China Modern Dairy Holdings Ltd. (a)	65,000	11,651
China Regenerative Medicine International Ltd. (a)	75,000	2,064
China Resources Land Ltd.	62,000	199,237
China Resources Phoenix Health	5,500	6,950
China SCE Property Holdings Ltd.	7,000	3,423
China Shengmu Organic Milk Ltd. (a)(c)	136,000	25,073
China State Construction International Holdings Ltd.	30,000	48,471
China Wireless Technologies Ltd. (a)	8,000	737
China ZhengTong Auto Services Holdings Ltd.	13,000	12,849
ChinaSoft International Ltd.	88,000	48,333
CIFI Holdings Group Co. Ltd.	36,000	20,510
Cimc Enric Holdings Ltd. (a)	12,000	8,603
CK Hutchison Holdings Ltd.	54,000	711,400
COFCO Meat Holdings Ltd.	92,000	19,081
Cogobuy Group (a)	5,000	2,983
Country Garden Holdings Co. Ltd.	98,000	137,010
Credit China Holdings Ltd. (a)	72,000	9,955
CT Environmental Group Ltd.	26,000	4,660
Ctrip.com International Ltd. ADR (a)	7,891	471,329
Endeavour Mining Corp. (a)	1,012	19,270
ENN Energy Holdings Ltd.	17,000	115,462
Evergrande Real Estate Group Ltd.	85,000	236,692
Fang Holdings Ltd. ADR (b)	2,765	8,848
Far East Consortium International Ltd.	5,053	2,788
Freeman Fintech Corp. Ltd. (a)	220,000	14,083
Fu Shou Yuan International Group Ltd.	18,000	11,085
Fufeng Group Ltd.	43,000	26,260
Fullshare Holdings Ltd.	152,500	60,916
Future Land Development Holding Ltd.	34,000	14,147
Future World Financial Holdings Ltd. (a)	24,000	412
GCL-Poly Energy Holdings Ltd. (a)	200,000	21,253
Geely Automobile Holdings Ltd.	101,000	233,531
General Interface Solution Holding Ltd.	5,000	47,990
Ginko International Co. Ltd.	1,000	9,217
Glorious Property Holdings Ltd. (a)	16,000	1,803
Golden Eagle Retail Group Ltd. (H Shares)	5,000	6,465
Goodbaby International Holdings Ltd.	4,000	1,961
Gourmet Master Co. Ltd.	1,100	12,870
Greatview Aseptic Pack Co. Ltd.	14,000	8,066
Greentown China Holdings Ltd.	6,500	8,355
Haitian International Holdings Ltd.	21,000	60,224
HC International, Inc.	4,000	2,904
Hengan International Group Co. Ltd.	14,500	110,642
Hengdeli Holdings Ltd.	36,000	3,641
HKBN Ltd.	17,000	16,802
Hopewell Highway Infrastructure Ltd.	21,500	13,212
Huayi Tencent Entertainment Co. Ltd. (a)	20,000	832
Hutchison China Meditech Ltd. (a)	505	22,571
Hutchison Telecommunications Hong Kong Holdings Ltd.	4,000	1,536
IGG, Inc.	12,000	20,218
iKang Healthcare Group, Inc. sponsored ADR (a)(b)	456	5,349
Imax China Holding, Inc. (a)	1,700	4,494
JD.com, Inc. sponsored ADR (a)	13,495	609,569
JinkoSolar Holdings Co. Ltd. ADR (a)	275	7,596
Kaisa Group Holdings Ltd. (a)	90,000	34,568
Kingboard Chemical Holdings Ltd.	14,500	65,345
Kingboard Laminates Holdings Ltd.	19,500	27,212
Kingdee International Software Group Co. Ltd. (a)	38,000	15,811
Kingsoft Corp. Ltd.	25,000	65,934
KWG Property Holding Ltd.	31,623	23,482
Langham Hospitality Investment unit	24,000	11,000
Lee & Man Paper Manufacturing Ltd.	24,000	25,595
Leyou Technologies Holdings Ltd. (a)	95,000	23,352
Li Ning Co. Ltd. (a)	24,000	18,928
Lifetech Scientific Corp. (a)	12,000	2,643
Lijun International Pharmaceutical Holding Ltd.	34,000	15,018
Logan Property Holdings Co. Ltd.	32,000	27,736
Longfor Properties Co. Ltd.	33,000	82,893
Lonking Holdings Ltd.	45,000	14,691
Macau Legend Development Ltd. (a)	9,000	1,556
Melco Crown Entertainment Ltd. sponsored ADR	5,942	120,028
MGM China Holdings Ltd.	26,400	51,983
Minth Group Ltd.	18,000	82,962
Momo, Inc. ADR (a)	1,977	86,850
NetDragon WebSoft, Inc.	4,500	12,012
NetEase, Inc. ADR	1,645	512,056
New Oriental Education & Technology Group, Inc. sponsored ADR	2,642	210,462
Nexteer Auto Group Ltd.	11,000	18,984
Noah Holdings Ltd. sponsored ADR (a)	132	4,221
Nord Anglia Education, Inc. (a)(b)	1,043	34,325
Pacific Textile Holdings Ltd.	8,000	9,054
Parade Technologies Ltd.	1,000	14,529
Phoenix Group Holdings	9,232	92,878
Powerlong Real Estate Holding Ltd.	13,000	6,075
Regina Miracle International Holdings Ltd.	2,000	1,762
Renhe Commercial Holdings Co. Ltd. (a)	42,000	930
Ronshine China Holdings Ltd. (a)	2,500	2,743
Sands China Ltd.	46,800	217,199
Semiconductor Manufacturing International Corp. (a)	50,100	54,919
Shenzhou International Group Holdings Ltd.	12,000	80,273
Shimao Property Holdings Ltd.	17,000	33,909
Shui On Land Ltd.	40,500	10,111
Silergy Corp.	1,000	19,527
SINA Corp.	1,147	108,747
Sino Biopharmaceutical Ltd.	92,000	81,272
SITC International Holdings Co. Ltd.	14,000	11,651
SOHO China Ltd.	96,500	52,631
Sunac China Holdings Ltd.	38,000	101,193
Sunny Optical Technology Group Co. Ltd.	14,000	166,692
TAL Education Group ADR	1,036	162,414
Tarena International, Inc. ADR	541	10,441
TCC International Holdings Ltd.	44,000	20,111
Tencent Holdings Ltd.	113,800	4,542,211
Texhong Textile Group Ltd.	1,500	1,613
The United Laboratories International Holdings Ltd. (a)	8,000	5,019
Tianneng Power International Ltd.	12,000	9,525
Tibet Water Resources Ltd.	19,000	7,638
Tingyi (Cayman Islands) Holding Corp.	54,000	68,789
Tongda Group Holdings Ltd.	40,000	11,625
Towngas China Co. Ltd.	17,421	12,289
TPK Holding Co. Ltd. (a)	4,000	13,437
Truly International Holdings Ltd.	8,000	2,683
Tuniu Corp. Class A sponsored ADR (a)(b)	220	1,751
Value Partners Group Ltd.	32,000	29,784
Vinda International Holdings Ltd.	1,000	1,887
Vipshop Holdings Ltd. ADR (a)	9,498	116,825
Vision Fame International Holding Ltd. (a)	10,000	832
Want Want China Holdings Ltd.	127,000	85,850
Weibo Corp. sponsored ADR (a)(b)	856	65,869
WH Group Ltd.	157,000	147,336
Wynn Macau Ltd.	26,800	58,124
Xingda International Holdings Ltd.	12,674	5,484
Xinyi Glass Holdings Ltd.	24,000	24,827
Xinyi Solar Holdings Ltd.	149,200	46,990
XTEP International Holdings Ltd.	46,500	17,324
Yeong Guan Energy Technology Group Co. Ltd.	1,000	2,707
Yuzhou Properties Co.	12,000	7,129
YY, Inc. ADR (a)	949	67,854
Zhen Ding Technology Holding Ltd.	5,000	11,617
Zhongsheng Group Holdings Ltd. Class H	9,000	19,703
Zhou Hei Ya International Holdings Co. Ltd.	27,000	26,340

TOTAL CAYMAN ISLANDS		18,237,995

Chile - 0.3%
AES Gener SA	33,625	12,494
Aguas Andinas SA	30,595	19,304
Banco de Chile	428,578	61,999
Banco de Credito e Inversiones	847	51,117
Banco Santander Chile	1,189,408	84,329
CAP SA	1,737	18,311
Cencosud SA	39,558	112,600
Colbun SA	177,558	41,535
Compania Cervecerias Unidas SA	5,132	68,403
Compania de Petroleos de Chile SA (COPEC)	9,662	117,855
Compania Sudamericana de Vapores (a)	194,973	9,047
CorpBanca SA	5,823,430	55,206
E-CL SA	6,926	15,082
Empresa Nacional de Electricidad SA	82,872	64,534
Empresa Nacional de Telecomunicaciones SA (ENTEL)	3,738	42,564
Empresas CMPC SA	25,130	64,199
Enel Chile SA	435,843	47,522
Enersis SA	623,431	125,897
Forus SA	3,734	13,446
Inversiones Aguas Metropolitanas SA	6,282	10,973
Inversiones La Construccion SA	388	5,195
LATAM Airlines Group SA	6,326	74,320
Parque Arauco SA	8,491	22,320
Ripley Corp. SA	2,460	2,101
S.A.C.I. Falabella	12,585	116,269
Sonda SA	7,353	13,973
Vina Concha y Toro SA	11,812	19,033

TOTAL CHILE		1,289,628

China - 2.1%
Agricultural Bank of China Ltd. (H Shares)	523,000	244,399
Air China Ltd. (H Shares)	54,000	48,809
Aluminum Corp. of China Ltd. (H Shares) (a)	112,000	70,262
Anhui Expressway Co. Ltd. (H Shares)	2,000	1,511
AviChina Industry & Technology Co. Ltd. (H Shares)	32,000	19,624
Bank Communications Co. Ltd. (H Shares)	159,000	117,864
Bank of China Ltd. (H Shares)	1,590,000	783,723
Beijing Capital International Airport Co. Ltd. (H Shares)	30,000	47,242
Beijing Capital Land Ltd. (H Shares)	12,000	6,330
BYD Co. Ltd. (H Shares)	13,000	81,054
CGN Power Co. Ltd. (H Shares)	347,000	95,071
China BlueChemical Ltd. (H Shares)	28,000	7,887
China Cinda Asset Management Co. Ltd. (H Shares)	256,000	106,519
China CITIC Bank Corp. Ltd. (H Shares)	167,000	108,400
China Coal Energy Co. Ltd. (H Shares)	28,000	13,837
China Communications Construction Co. Ltd. (H Shares)	96,000	128,069
China Communications Services Corp. Ltd. (H Shares)	44,000	23,941
China Construction Bank Corp. (H Shares)	1,697,000	1,412,211
China Everbright Bank Co. Ltd. (H Shares)	119,000	57,742
China Galaxy Securities Co. Ltd. (H Shares)	59,500	52,486
China Huarong Asset Management Co. Ltd.	199,000	81,528
China Life Insurance Co. Ltd. (H Shares)	153,000	483,550
China Longyuan Power Grid Corp. Ltd. (H Shares)	43,000	31,490
China Merchants Bank Co. Ltd. (H Shares)	74,500	245,129
China Minsheng Banking Corp. Ltd. (H Shares)	129,000	129,813
China National Building Materials Co. Ltd. (H Shares)	60,000	36,642
China Oilfield Services Ltd. (H Shares)	40,000	34,107
China Pacific Insurance (Group) Co. Ltd. (H Shares)	53,200	234,982
China Petroleum & Chemical Corp. (H Shares)	532,000	403,292
China Railway Construction Corp. Ltd. (H Shares)	44,000	58,135
China Railway Group Ltd. (H Shares)	66,000	52,558
China Shenhua Energy Co. Ltd. (H Shares)	71,000	176,891
China Southern Airlines Ltd. (H Shares)	28,000	21,365
China Telecom Corp. Ltd. (H Shares)	280,000	133,354
China Vanke Co. Ltd. (H Shares)	27,500	81,154
Chongqing Changan Automobile Co. Ltd. (B Shares)	8,900	11,805
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	103,000	75,956
CITIC Securities Co. Ltd. (H Shares)	73,000	148,228
Conch Cement Co. Ltd. (H Shares)	29,000	107,300
CRRC Corp. Ltd. (H Shares)	68,000	60,767
Dongfeng Motor Group Co. Ltd. (H Shares)	90,000	110,270
eHi Car Service Co. Ltd. sponsored ADR (a)	203	1,924
Fuyao Glass Industries Group Co. Ltd.	8,400	28,660
GF Securities Co. Ltd. (H Shares)	17,200	34,705
Great Wall Motor Co. Ltd. (H Shares)	78,500	100,703
Guangdong Kelon Electrical Holdings Ltd. Series H	9,000	12,882
Guangzhou Automobile Group Co. Ltd. (H Shares)	38,000	81,636
Guangzhou R&F Properties Co. Ltd. (H Shares)	26,000	46,469
Haitong Securities Co. Ltd. (H Shares)	70,800	112,942
Huadian Fuxin Energy Corp. Ltd. (H Shares)	14,000	3,101
Huaneng Power International, Inc. (H Shares)	92,000	64,850
Huaneng Renewables Corp. Ltd. (H Shares)	54,000	16,454
Huatai Securities Co. Ltd. (H Shares)	50,200	100,904
Industrial & Commercial Bank of China Ltd. (H Shares)	1,473,000	1,031,560
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	11,500	13,570
Jiangsu Expressway Co. Ltd. (H Shares)	14,000	20,326
Jiangxi Copper Co. Ltd. (H Shares)	42,000	76,678
Livzon Pharmaceutical Group, Inc.	650	3,578
Luoyang Glass Co. Ltd. Class H (a)	4,000	2,207
New China Life Insurance Co. Ltd. (H Shares)	15,100	97,531
People's Insurance Co. of China Group (H Shares)	202,000	94,136
PetroChina Co. Ltd. (H Shares)	420,000	270,211
PICC Property & Casualty Co. Ltd. (H Shares)	100,000	186,409
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	106,500	790,146
Qingdao Port International Co. Ltd.	16,000	9,054
Shandong Chenming Paper Holdings Ltd. (H Shares)	11,500	17,638
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	40,000	32,263
Shanghai Electric Group Co. Ltd. (H Shares) (a)	66,000	30,673
Shanghai Environment Group Co. Ltd. (a)	239	860
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	15,500	56,755
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	11,080	17,728
Shanghai Pharma Holding Co. Ltd. (H Shares)	9,100	24,117
Shanghai SMI Holding Co. Ltd. Class A (a)	861	1,372
Shenzhen Expressway Co. (H Shares)	18,000	16,085
Sichuan Expressway Co. Ltd. (H Shares)	4,000	1,654
Sinopec Engineering Group Co. Ltd. (H Shares)	36,000	32,309
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	80,000	45,476
Sinopharm Group Co. Ltd. (H Shares)	30,400	127,465
Sinotrans Ltd. (H Shares)	32,000	16,265
Tong Ren Tang Technologies Co. Ltd. (H Shares)	10,000	14,493
TravelSky Technology Ltd. (H Shares)	26,000	68,905
Tsingtao Brewery Co. Ltd. (H Shares)	6,000	25,734
Weichai Power Co. Ltd. (H Shares)	82,000	79,052
Xinhua Winshare Publishing and Media Co. Ltd.	2,000	1,664
Yangtze Optical Fibre and Cable Co. Ltd.	2,500	5,435
Yanzhou Coal Mining Co. Ltd. (H Shares)	58,000	57,103
Zhaojin Mining Industry Co. Ltd. (H Shares)	12,000	9,848
Zhejiang Expressway Co. Ltd. (H Shares)	22,000	27,462
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	14,600	69,534
Zijin Mng Group Co. Ltd. (H Shares)	84,000	30,435
ZTE Corp. (H Shares)	9,000	23,160

TOTAL CHINA		10,179,418

Colombia - 0.1%
Almacenes Exito SA	2,666	13,606
Bancolombia SA	8,563	87,748
Cementos Argos SA	7,630	30,406
Corporacion Financiera Colombiana SA	2,051	19,863
Ecopetrol SA	151,005	70,543
Grupo de Inversiones Suramerica SA	4,892	68,839
Interconexion Electrica SA ESP	14,282	65,428
Inversiones Argos SA (a)	4,265	30,679

TOTAL COLOMBIA		387,112

Curacao - 0.0%
Sapiens International Corp. NV (a)	128	1,522
Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	2,724	49,440
Komercni Banka A/S	1,341	57,838
MONETA Money Bank A/S	6,411	23,103
Philip Morris CR A/S	3	2,070
Telefonica Czech Rep A/S	636	8,126

TOTAL CZECH REPUBLIC		140,577

Denmark - 1.3%
A.P. Moller - Maersk A/S:
Series A	100	208,842
Series B	111	242,416
ALK-Abello A/S	51	8,037
Alm. Brand A/S	262	2,627
Ambu A/S Series B	521	33,961
Bang & Olufsen A/S Series B (a)	1,191	20,854
Bavarian Nordic A/S (a)	573	37,533
Carlsberg A/S Series B	2,062	229,266
Christian Hansen Holding A/S	1,940	156,256
Coloplast A/S Series B	2,209	189,772
Dampskibsselskabet NORDEN A/S (a)	72	1,428
Danske Bank A/S	14,676	594,539
Det Forenede Dampskibs-Selskab (DFDS) A/S	1,124	64,106
DONG Energy A/S	3,194	153,999
DSV de Sammensluttede Vognmaend A/S	3,986	257,348
FLSmidth & Co. A/S	741	45,352
Genmab A/S (a)	1,096	249,303
GN Store Nord A/S	3,473	105,701
H Lundbeck A/S	1,203	72,288
ISS Holdings A/S	3,280	134,547
Jyske Bank A/S (Reg.)	1,679	105,221
Matas A/S	555	8,569
Nets A/S (c)	2,425	58,442
NKT Holding A/S (a)	895	78,712
NNIT A/S	144	4,607
Novo Nordisk A/S Series B	36,550	1,554,452
Novozymes A/S Series B	5,332	246,304
Pandora A/S	2,153	247,780
Per Aarsleff Holding A/S	597	14,872
Rockwool International A/S Series B	173	39,379
Royal Unibrew A/S	1,165	58,044
Scandinavian Tobacco Group A/S	2,074	33,476
Schouw & Co.	239	26,250
SimCorp A/S	1,584	99,065
Solar Holding A/S	506	30,124
Spar Nord Bank A/S	751	10,101
Sydbank A/S (a)	2,122	88,498
TDC A/S	13,908	85,787
Topdanmark A/S (a)	678	23,193
Tryg A/S	1,761	39,720
Vestas Wind Systems A/S	4,615	451,050
William Demant Holding A/S (a)	2,843	75,620
Zealand Pharma A/S (a)	117	2,328

TOTAL DENMARK		6,189,769

Egypt - 0.0%
Commercial International Bank SAE	7,979	36,788
Commercial International Bank SAE sponsored GDR	4,042	18,674
EFG-Hermes Holding SAE	2,676	3,324
Global Telecom Holding (a)	34,154	12,411
Talaat Moustafa Group Holding	8,836	3,704

TOTAL EGYPT		74,901

Faroe Islands - 0.0%
Bakkafrost	559	21,961
Finland - 0.7%
Amer Group PLC (A Shares)	2,440	65,568
Atria PLC	200	2,675
Cargotec Corp. (B Shares)	876	53,510
Caverion Corp. (a)	2,301	19,258
Citycon Oyj	5,135	13,981
Cramo Oyj (B Shares)	1,158	33,174
DNA Oyj	2,836	50,661
Elisa Corp. (A Shares)	3,991	164,272
F-Secure Oyj	458	2,082
Finnair Oyj	1,883	20,396
Fortum Corp.	8,188	133,957
Huhtamaki Oyj	1,954	75,732
KCI Konecranes Oyj	1,715	76,580
Kemira Oyj	1,282	16,163
Kesko Oyj	1,141	57,716
Kone Oyj (B Shares)	6,680	348,022
M-real OYJ (B Shares)	2,505	17,718
Metso Corp.	1,944	61,859
Neste Oyj	2,485	107,756
Nokia Corp.	121,382	774,561
Nokian Tyres PLC	2,809	114,656
Oriola-KD Oyj	973	4,170
Orion Oyj (B Shares)	2,187	110,627
Outokumpu Oyj (A Shares)	5,955	50,122
Outotec Oyj (a)	2,890	18,851
Ramirent Oyj	747	7,446
Sampo Oyj (A Shares)	7,453	407,881
Sanoma Corp.	1,800	16,748
Stora Enso Oyj (R Shares)	11,046	147,762
Technopolis PLC	1,520	6,586
TietoEnator Oyj	691	21,923
UPM-Kymmene Corp.	10,235	278,794
Uponor Oyj	435	7,024
Valmet Corp.	3,632	66,213
Wartsila Corp.	2,983	198,281
YIT-Yhtyma OY	3,572	30,340

TOTAL FINLAND		3,583,065

France - 6.1%
Accor SA	3,668	170,474
Aeroports de Paris	603	102,114
Air France KLM (Reg.) (a)	3,054	41,341
Air Liquide SA	7,519	923,033
Albioma	203	4,770
Alstom SA	2,772	99,380
Altamir	230	4,577
ALTEN	800	69,087
Altran Technologies SA	4,080	71,748
Arkema SA	1,520	173,064
Atos Origin SA	1,815	275,987
AXA SA	36,455	1,076,643
Beneteau SA	896	15,396
BIC SA	677	79,398
BNP Paribas SA	22,241	1,726,386
Boiron SA	91	8,529
Bollore Group	19,834	92,040
Bonduelle SCA	219	8,408
Bourbon Corp. (FR)	123	1,146
Bouygues SA	4,635	198,873
Bureau Veritas SA	4,756	108,352
Capgemini SA	3,073	334,679
Carbone Lorraine	628	23,217
Carrefour SA	11,251	270,441
Casino Guichard Perrachon SA	1,196	72,972
Cellectis SA (a)	559	13,590
CNP Assurances	3,962	95,680
Coface SA	2,815	26,659
Compagnie de St. Gobain	9,684	537,543
Compagnie Plastic Omnium	2,073	79,756
Credit Agricole SA	21,900	384,396
Danone SA	11,532	860,520
Dassault Aviation SA	70	104,937
Dassault Systemes SA	2,477	243,056
DBV Technologies SA (a)	254	22,736
Derichebourg	937	8,206
Devoteam SA	64	5,814
Direct Energie	171	9,793
Edenred SA	4,084	107,329
EDF SA	10,783	109,421
Eiffage SA	1,420	137,590
Elior SA	2,701	71,671
Elis SA (b)	2,109	51,019
ENGIE	33,075	532,693
Eramet SA (a)	33	2,084
Essilor International SA	4,085	517,917
Etablissements Maurel & Prom (a)	1,764	7,309
Euler Hermes SA	593	70,901
Eurazeo SA	1,091	89,051
Europcar Groupe SA	1,318	19,175
Eutelsat Communications	3,070	83,188
Faurecia SA	1,611	89,500
Fonciere des Regions	1,582	152,874
Fonciere Financiere et Part SA	45	4,775
Gaztransport et Technigaz SA	355	16,911
Gecina SA	1,292	195,160
Gecina SA rights 8/2/17 (a)	689	2,046
Genfit (a)	383	12,246
Groupe Eurotunnel SA	12,159	134,755
Groupe FNAC SA (a)	233	22,066
Guerbet	96	8,636
Havas SA	4,747	51,952
Hermes International SCA	601	304,507
ICADE	1,598	137,282
ID Logistics Group (a)	90	14,543
Iliad SA	555	137,742
Imerys SA	994	86,146
Industrielle d'Aviation Latecoere SA (a)	2,438	12,555
Ingenico SA	1,325	139,004
Innate Pharma SA (a)	267	3,426
Interparfums SA	104	4,129
Ipsen SA	944	120,970
Ipsos SA	734	25,346
JCDecaux SA	1,536	54,650
Kaufman & Broad SA	525	22,772
Kering SA	1,502	525,419
Klepierre SA	5,520	224,626
Korian	581	19,217
L'Oreal SA	4,652	964,282
Lagardere S.C.A. (Reg.)	1,951	64,091
Legrand SA	5,617	388,325
LVMH Moet Hennessy - Louis Vuitton SA	5,375	1,350,139
M6 Metropole Television SA	1,456	35,257
Maisons du Monde SA	572	21,204
Marie Brizard Wine & Spirits SA (a)	69	1,201
Mercialys SA	611	12,368
Mgi Coutier SA	398	15,991
Michelin CGDE Series B	3,374	456,961
Natixis SA	20,399	148,343
Naturex SA (a)	88	8,937
Neopost SA	851	39,007
Nexans SA	714	40,892
Nexity	1,252	67,192
Orange SA	37,990	639,253
Orpea	1,235	141,667
Pernod Ricard SA	4,107	570,054
Peugeot Citroen SA	9,615	206,986
Publicis Groupe SA	4,338	328,199
Rallye SA	146	3,102
Remy Cointreau SA	427	49,168
Renault SA	3,598	324,389
Rexel SA	5,527	87,576
Rubis	1,926	122,573
Safran SA	5,952	563,185
Sanofi SA	23,128	2,203,844
Sartorius Stedim Biotech	488	34,789
Schneider Electric SA	11,114	872,262
SCOR SE	3,964	167,126
SEB SA	632	112,486
Societe Generale Series A	15,318	898,167
Sodexo SA	1,900	224,540
Soitec SA (a)	255	16,165
Solocal Group SA	14,049	14,137
Sopra Steria Group	487	84,199
SPIE SA	1,664	46,744
SR Teleperformance SA	1,246	173,535
Suez Environnement SA	7,254	131,214
Tarkett SA	418	17,307
Technicolor SA	7,848	28,540
Television Francaise 1 SA	1,024	15,019
Thales SA	1,853	205,297
The Lisi Group	665	32,060
The Vicat Group	748	54,634
Total SA	45,099	2,293,451
Trigano SA	125	16,455
Ubisoft Entertainment SA (a)	1,342	84,882
Unibail-Rodamco	2,134	533,919
Valeo SA	4,885	338,529
Vallourec SA (a)	6,378	37,691
Veolia Environnement SA	9,474	213,708
VINCI SA	9,780	875,763
Virbac SA (a)	42	7,495
Vivendi SA	21,336	493,157
Wendel SA	613	92,305
Worldline SA (a)(c)	538	21,845
Zodiac Aerospace	3,922	112,125

TOTAL FRANCE		29,771,076

Germany - 5.7%
Aareal Bank AG	1,594	66,610
adidas AG	3,788	865,457
ADLER Real Estate AG (a)	122	1,913
ADVA Optical Networking SE (a)	851	6,485
Aixtron AG (a)	2,338	20,797
Allianz SE	8,425	1,795,856
alstria office REIT-AG	3,893	57,123
Amadeus Fire AG	22	2,036
AURELIUS AG	320	18,857
Aurubis AG	1,004	89,473
Axel Springer Verlag AG	748	47,586
BASF AG	17,996	1,716,862
Bayer AG	16,615	2,107,516
Bayerische Motoren Werke AG (BMW)	6,052	556,742
BayWa AG	32	1,184
Bechtle AG	416	29,966
Beiersdorf AG	2,079	228,146
Bertrandt AG	78	7,438
Bilfinger Berger AG	508	20,780
Borussia Dortmund GmbH & Co. KGaA	872	6,168
Brenntag AG	4,145	235,259
CANCOM AG	288	18,956
Capital Stage AG	315	2,263
Carl Zeiss Meditec AG	1,600	85,802
CENTROTEC Sustainable AG	123	2,723
CeWe Color Holding AG	27	2,391
Comdirect Bank AG	2,144	27,018
Commerzbank AG (a)	22,037	289,048
CompuGroup Medical AG	400	23,846
Continental AG	2,089	471,099
Covestro AG	2,098	162,975
CTS Eventim AG	609	28,217
Daimler AG (Germany)	18,397	1,291,239
Deutsche Bank AG	41,572	742,623
Deutsche Beteiligungs AG	642	30,256
Deutsche Borse AG	3,848	402,731
Deutsche EuroShop AG	845	35,186
Deutsche Lufthansa AG	4,669	100,456
Deutsche Pfandbriefbank AG	1,344	17,732
Deutsche Post AG	18,978	736,890
Deutsche Telekom AG	63,674	1,163,244
Deutsche Wohnen AG (Bearer)	7,393	293,055
Deutz AG	1,685	12,523
DIC Asset AG	191	2,061
Draegerwerk AG & Co. KGaA	391	31,822
Drillisch AG	729	48,863
Duerr AG	503	61,331
E.ON AG	44,867	443,858
ElringKlinger AG	491	8,568
Evonik Industries AG	3,549	120,998
Evotec OAI AG (a)	2,812	40,612
Fraport AG Frankfurt Airport Services Worldwide	950	95,165
Freenet AG	3,268	110,373
Fresenius Medical Care AG & Co. KGaA	4,556	429,633
Fresenius SE & Co. KGaA	8,145	688,732
GEA Group AG	4,210	171,169
Gerresheimer AG	958	79,125
Gerry Weber International AG (Bearer)	514	6,565
GFT Technologies AG	96	1,786
Gildemeister AG	444	26,244
Grammer AG	182	10,342
Grenkeleasing AG	885	76,521
Hamborner (REIT) AG	941	10,097
Hamburger Hafen und Logistik AG	695	19,466
Hannover Reuck SE	1,074	135,659
Hapag-Lloyd AG (a)	779	30,801
HeidelbergCement Finance AG	2,975	295,198
Heidelberger Druckmaschinen AG (a)	2,446	8,333
Henkel AG & Co. KGaA	2,624	330,509
Hochtief AG	397	70,965
Hugo Boss AG	1,143	86,232
Hypoport AG (a)	95	13,102
INDUS Holding AG	291	21,789
Infineon Technologies AG	22,910	497,520
Innogy SE	2,703	113,545
Isra Vision AG	19	3,484
Jenoptik AG	739	20,384
K&S AG	3,471	90,377
KION Group AG	1,538	133,511
Kloeckner & Co. AG	1,682	18,593
Koenig & Bauer AG	131	10,269
Krones AG	389	48,467
KWS Saat AG	21	8,543
Lanxess AG	2,168	167,386
LEG Immobilien AG	1,359	130,778
LEONI AG	1,042	61,657
Linde AG	3,769	718,977
MAN SE	570	63,172
Merck KGaA	2,810	308,863
Metro AG	3,136	35,271
Metro Wholesale & Food Specialist AG (a)	3,136	63,352
Morphosys AG (a)	418	30,546
MTU Aero Engines Holdings AG	1,241	182,094
Muenchener Rueckversicherungs AG	3,003	645,043
Nemetschek Se	526	40,898
Nordex Se (a)	1,128	15,410
NORMA Group AG	730	44,315
Open Business Club AG	44	12,918
OSRAM Licht AG	1,832	152,917
Patrizia Immobilien AG	352	6,369
Patrizia Immobilien AG rights	35	633
Pfeiffer Vacuum Technology AG	106	17,975
ProSiebenSat.1 Media AG	5,765	230,335
Rational AG	109	68,524
Rheinmetall AG	796	79,531
Rhoen-Klinikum AG	272	8,571
RIB Software AG	115	2,056
Rocket Internet AG (a)	1,314	27,089
RWE AG (a)	11,227	236,771
Salzgitter AG	528	23,699
SAP AG	18,805	1,991,172
Schaeffler AG	4,205	58,689
SGL Carbon AG (a)	795	10,028
Siemens AG	15,129	2,053,030
Siltronic AG (a)	413	44,980
Sixt AG	641	45,316
SLM Solutions Group AG (a)	214	9,551
SMA Solar Technology AG	29	1,053
Software AG (Bearer)	1,794	78,504
Stada Arzneimittel AG	1,301	101,340
STRATEC Biomedical Systems AG	16	979
Stroer Out-of-Home Media AG	862	55,624
Suedzucker AG (Bearer)	2,957	63,114
SURTECO SE	60	1,772
Symrise AG	2,978	208,807
TAG Immobilien AG	2,718	44,628
Takkt AG	459	11,267
Telefonica Deutschland Holding AG	13,044	67,433
Thyssenkrupp AG	7,182	213,274
TLG Immobilien AG	2,365	51,262
TUI AG	8,945	140,562
Uniper SE	4,562	93,915
United Internet AG	2,305	140,499
Volkswagen AG	802	126,111
Vonovia SE	9,515	385,843
Vossloh AG (a)	228	15,155
VTG AG	485	24,324
Wacker Chemie AG	231	28,686
Wacker Construction Equipment AG	449	12,063
WCM Beteiligungs-und Grundbesitz AG	6,732	25,422
Wirecard AG	2,416	185,017
Wustenrot & Wurttembergische AG	727	18,774
Zalando SE (a)	2,351	105,243
Zooplus AG (a)	161	30,742

TOTAL GERMANY		28,062,468

Gibraltar - 0.0%
888 Holdings PLC	2,484	8,439
Greece - 0.1%
Aegean Airlines SA	774	7,577
Alpha Bank AE (a)	25,720	61,808
Athens Water Supply & Sewage Co. SA	2,077	15,220
EFG Eurobank Ergasias SA (a)	33,851	37,067
Ff Group (a)	273	6,544
Greek Organization of Football Prognostics SA	5,077	58,419
Grivalia Properties REIC	251	2,704
Hellenic Exchanges Holding SA	387	2,442
Hellenic Petroleum SA	431	3,995
Hellenic Telecommunications Organization SA	5,668	72,331
Holding Co. ADMIE IPTO SA (a)	446	1,077
Jumbo SA	3,201	53,619
Motor Oil (HELLAS) Corinth Refineries SA	1,856	41,855
Mytilineos Holdings SA (a)	1,820	18,098
National Bank of Greece SA (a)	138,840	56,127
Piraeus Bank SA (a)	83,018	22,800
Public Power Corp. of Greece (a)	446	1,183
Titan Cement Co. SA (Reg.)	731	20,396

TOTAL GREECE		483,262

Hong Kong - 2.3%
AIA Group Ltd.	240,800	1,897,532
Bank of East Asia Ltd.	38,014	162,796
Beijing Enterprises Holdings Ltd.	21,500	114,233
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	2,000	2,781
BOC Hong Kong (Holdings) Ltd.	75,500	371,662
BYD Electronic International Co. Ltd.	10,000	25,273
Champion (REIT)	29,000	22,574
China Agri-Industries Holdings Ltd.	22,000	9,858
China Everbright International Ltd.	83,000	108,388
China Everbright Ltd.	16,000	36,462
China Jinmao Holdings Group Ltd.	52,000	24,167
China Merchants Holdings International Co. Ltd.	22,723	71,420
China Minsheng Financial Holding Corp. Ltd. (a)	270,000	15,901
China Mobile Ltd.	122,500	1,309,421
China Overseas Grand Oceans Group Ltd.	13,000	7,623
China Overseas Land and Investment Ltd.	84,000	284,990
China Power International Development Ltd.	53,000	18,185
China Resources Beer Holdings Co. Ltd.	42,666	107,829
China Resources Power Holdings Co. Ltd.	40,000	76,305
China South City Holdings Ltd.	50,000	10,882
China Strategic Holdings Ltd. (a)	105,000	1,412
China Taiping Insurance Group Ltd.	34,400	103,498
China Travel International Investment HK Ltd.	30,000	8,911
China Unicom Ltd. (a)	118,000	171,020
CITIC 1616 Holdings Ltd.	9,000	2,742
CITIC Pacific Ltd.	117,000	177,954
CLP Holdings Ltd.	32,500	346,395
CNOOC Ltd.	344,000	385,027
CSPC Pharmaceutical Group Ltd.	82,000	127,869
Dah Sing Banking Group Ltd.	6,000	12,859
Dah Sing Financial Holdings Ltd.	1,600	11,328
Far East Horizon Ltd.	71,000	60,539
Fosun International Ltd.	62,500	94,741
Fushan International Energy Group Ltd.	12,000	2,781
Galaxy Entertainment Group Ltd.	45,000	278,557
Guangdong Investment Ltd.	54,000	76,049
Guotai Junan International Holdings Ltd.	41,000	12,650
GZI (REIT)	10,000	6,517
Hang Lung Group Ltd.	17,000	64,641
Hang Lung Properties Ltd.	39,000	97,165
Hang Seng Bank Ltd.	16,000	348,236
Henderson Land Development Co. Ltd.	27,500	159,139
HK Electric Investments & HK Electric Investments Ltd. unit	87,000	82,536
Hong Kong & China Gas Co. Ltd.	159,630	302,060
Hong Kong Exchanges and Clearing Ltd.	23,390	667,191
Hopewell Holdings Ltd.	11,000	42,179
Hua Hong Semiconductor Ltd.	8,000	10,857
Hysan Development Co. Ltd.	20,000	96,789
Lai Sun Development Co. Ltd.	390,000	14,480
Lenovo Group Ltd.	138,000	85,512
Link (REIT)	44,000	357,710
Mason Financial Holdings Ltd.	682,000	9,081
Melco International Development Ltd.	16,000	37,896
MMG Ltd. (a)	32,000	14,257
MTR Corp. Ltd.	27,000	156,072
New World Development Co. Ltd.	118,472	160,171
PCCW Ltd.	62,000	34,926
Poly Property Group Co. Ltd. (a)	29,000	15,223
Power Assets Holdings Ltd.	26,500	262,598
Prosperity (REIT)	13,000	5,709
Regal (REIT)	52,000	16,311
Shanghai Industrial Holdings Ltd.	7,000	20,254
Shenzhen Investment Ltd.	134,000	61,589
Shun Tak Holdings Ltd. (a)	22,000	9,492
Sino Land Ltd.	78,313	129,339
Sino-Ocean Group Holding Ltd.	38,000	21,260
Sinotrans Shipping Ltd.	24,000	6,022
Sinotruk Hong Kong Ltd.	4,500	4,724
SJM Holdings Ltd.	62,000	62,073
Sun Art Retail Group Ltd.	50,000	40,777
Sun Hung Kai Properties Ltd.	28,000	433,758
Sunlight (REIT)	13,000	8,555
Swire Pacific Ltd. (A Shares)	10,000	99,734
Swire Properties Ltd.	23,000	79,505
Techtronic Industries Co. Ltd.	30,500	135,694
Television Broadcasts Ltd.	5,200	19,040
Universal Medical Financial & Technical Advisory Services Co. Ltd.	3,000	2,389
Wharf Holdings Ltd.	26,000	221,194
Wheelock and Co. Ltd.	19,000	143,276
Winteam Pharmaceutical Group Ltd.	22,000	11,689
Yuexiu Property Co. Ltd.	112,000	21,079

TOTAL HONG KONG		11,131,313

Hungary - 0.1%
Magyar Telekom PLC	19,742	35,664
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	959	83,001
OTP Bank PLC	4,731	176,091
Richter Gedeon PLC	4,407	112,815

TOTAL HUNGARY		407,571

India - 2.2%
ACC Ltd.	1,138	30,732
Adani Enterprises Ltd. (a)	7,611	16,353
Adani Ports & Special Economic Zone Ltd.	14,571	89,883
Adani Power Ltd. (a)	7,256	3,787
Adani Transmissions Ltd. (a)	6,764	13,179
Aditya Birla Capital Ltd. (a)	8,211	21,726
Aditya Birla Fashion and Retail Ltd. (a)	403	1,083
AIA Engineering Ltd.	261	5,898
Ajanta Pharma Ltd.	286	6,226
Alembic Pharmaceuticals Ltd.	109	901
Ambuja Cements Ltd.	12,852	52,696
Apollo Hospitals Enterprise Ltd.	2,665	52,279
Apollo Tyres Ltd.	1,405	5,834
Arvind Mills Ltd.	780	4,447
Ashok Leyland Ltd.	16,991	28,989
Asian Paints Ltd.	6,456	116,858
Aurobindo Pharma Ltd.	4,410	49,377
Axis Bank Ltd.	32,827	265,869
Bajaj Auto Ltd.	1,690	73,955
Bajaj Finance Ltd.	5,430	144,092
Bajaj Finserv Ltd.	738	57,401
Balkrishna Industries Ltd.	500	12,665
Bayer CropScience Ltd. (a)	495	36,210
Bharat Forge Ltd.	1,545	27,653
Bharat Heavy Electricals Ltd.	8,395	18,980
Bharat Petroleum Corp. Ltd.	21,338	156,644
Bharti Airtel Ltd.	24,570	160,386
Bharti Infratel Ltd.	14,934	93,401
Biocon Ltd.	1,326	7,948
Blue Dart Express Ltd.	43	2,856
Bosch Ltd.	110	41,440
Cadila Healthcare Ltd.	7,464	63,225
Canara Bank Ltd.	4,410	25,293
CEAT Ltd.	225	6,581
CESC Ltd. GDR	2,216	32,551
Cg Power & Industrial Soluti (a)	2,315	3,061
Cipla Ltd.	5,440	47,475
Coal India Ltd.	13,240	51,388
Container Corp. of India Ltd.	1,806	32,187
Credit Analysis & Research Ltd.	132	3,329
CRISIL Ltd.	197	5,703
Crompton Greaves Consumer Electricals Ltd.	9,152	31,186
Dabur India Ltd.	8,436	40,747
Dalmia Bharat Ltd. (a)	293	12,141
Dewan Housing Finance Corp. Ltd.	1,209	8,604
Dish TV India Ltd. (a)	6,556	8,509
Divi's Laboratories Ltd. (a)	1,823	19,113
Dr. Reddy's Laboratories Ltd.	2,431	90,195
eClerx Services Ltd.	3,082	62,334
Edelweiss Financial Services Ltd.	4,636	14,804
Eicher Motors Ltd.	284	133,111
Engineers India Ltd.	1,276	3,158
Escorts Ltd. (a)	1,831	19,096
Eveready Industries India Ltd. (a)	848	4,067
Exide Industries Ltd.	4,874	16,518
Federal Bank Ltd.	20,112	36,116
Finolex Cables Ltd.	407	2,960
Future Retail Ltd. (a)	2,129	13,425
GAIL India Ltd.	9,558	56,107
Ge Power India Ltd.	330	3,679
Gillette India Ltd.	57	4,657
Glenmark Pharmaceuticals Ltd.	4,056	44,052
GMR Infrastructure Ltd. (a)	75,851	22,219
Godrej Consumer Products Ltd.	6,995	113,050
Godrej Industries Ltd. (a)	184	1,901
Godrej Properties Ltd. (a)	1,455	11,837
Grasim Industries Ltd.	5,865	97,803
Great Eastern Shipping Co. Ltd.	242	1,499
Gruh Finance Ltd.	2,647	20,253
Havells India Ltd.	3,321	24,465
HCL Technologies Ltd.	15,026	209,048
Hero Motocorp Ltd.	2,322	132,263
Hindalco Industries Ltd.	25,818	88,360
Hindustan Petroleum Corp. Ltd.	11,208	66,920
Hindustan Unilever Ltd.	13,112	236,120
Housing Development Finance Corp. Ltd.	31,941	890,471
ICICI Bank Ltd.	45,878	215,789
Idea Cellular Ltd. (a)	27,559	39,698
IDFC Bank Ltd.	23,042	21,344
Iifl Holdings Ltd.	1,671	15,575
India Cements Ltd. (a)	5,046	16,035
Indiabulls Housing Finance Ltd.	6,546	119,869
Indiabulls Real Estate Ltd. (a)	6,400	22,656
Indiabulls Ventures Ltd. (a)	2,925	8,714
Indian Hotels Co. Ltd. (a)	4,352	8,452
Indian Oil Corp. Ltd.	11,702	67,034
Info Edge India Ltd.	1,648	25,521
Infosys Ltd.	39,614	622,345
Ipca Laboratories Ltd.	338	2,521
IRB Infrastructure Developers Ltd.	3,943	13,842
ITC Ltd.	72,818	323,642
Jain Irrigation Systems Ltd.	2,015	3,330
Jaiprakash Associates Ltd. (a)	29,089	13,325
Jindal Steel & Power Ltd. (a)	1,808	4,321
JSW Steel Ltd.	25,424	87,645
Jubilant Foodworks Ltd.	592	12,155
Jubilant Life Sciences Ltd.	497	5,536
Kajaria Ceramics Ltd.	1,102	11,618
Kansai Nerolac Paints Ltd.	785	5,596
KRBL Ltd. (a)	5,502	39,375
L&T Finance Holdings Ltd.	4,925	13,429
Larsen & Toubro Ltd.	10,222	190,161
LIC Housing Finance Ltd.	7,530	81,008
Lupin Ltd.	4,102	65,959
Mahindra & Mahindra Financial Services Ltd.	3,886	24,280
Mahindra & Mahindra Ltd.	7,648	167,224
Manappuram General Finance & Leasing Ltd.	13,651	22,706
Marico Ltd.	6,793	35,426
Maruti Suzuki India Ltd.	2,077	250,808
Max Financial Services Ltd.	4,104	38,971
MindTree Consulting Ltd.	859	6,390
Motherson Sumi Systems Ltd. (a)	20,213	102,356
Motilal Oswal Financial Services Ltd.	1,131	18,814
Mphasis BFL Ltd.	968	9,119
Multi Commodity Exchange of India Ltd. (a)	182	3,178
Muthoot Finance Ltd.	3,598	26,581
Natco Pharma Ltd.	2,653	40,215
Ncc Ltd. (a)	2,630	3,643
Nestle India Ltd.	341	35,955
NTPC Ltd.	28,952	74,072
Oberoi Realty Ltd. (a)	646	3,889
Oil & Natural Gas Corp. Ltd.	25,395	67,029
Page Industries Ltd.	63	16,077
Persistent Systems Ltd.	117	1,179
Pfizer Ltd.	47	1,305
PI Industries Ltd.	3,093	36,903
Piramal Enterprises Ltd.	1,818	83,634
Power Finance Corp. Ltd.	9,377	18,175
Prestige Estates Projs. Ltd. (a)	4,180	17,500
PVR Ltd.	153	3,196
Rajesh Exports Ltd.	1,185	13,131
RBL Bank Ltd.	690	5,749
Redington India Ltd.	688	1,598
Reliance Capital Ltd. (a)	4,711	53,173
Reliance Communication Ltd. (a)	5,693	2,328
Reliance Industries Ltd.	26,886	676,632
Reliance Infrastructure Ltd. (a)	1,233	10,156
Repco Home Finance Ltd.	83	959
Rural Electrification Corp. Ltd.	14,037	38,286
Sadbhav Engineering Ltd.	240	1,097
Sanofi India Ltd.	25	1,677
Shree Cement Ltd.	378	109,558
Shriram Transport Finance Co. Ltd.	2,633	41,723
Siemens India Ltd.	1,016	23,036
Sintex Industries Ltd.	1,300	754
Sintex Plastics Technology Ltd. (a)	1,300	1,746
SKS Microfinance Ltd. (a)	197	2,593
State Bank of India	49,577	241,396
Strides Shasun Ltd. (a)	1,270	20,954
Sun Pharmaceutical Industries Ltd.	19,789	163,927
Sundaram Finance Ltd.	109	2,848
Supreme Industries Ltd.	796	13,901
Suzlon Energy Ltd. (a)	45,292	13,373
Symphony Ltd.	118	2,663
Tata Communications Ltd.	372	3,890
Tata Consultancy Services Ltd.	9,898	384,292
Tata Global Beverages Ltd.	2,784	7,355
Tata Motors Ltd.	32,688	226,443
Tata Motors Ltd. Class A	4,763	19,333
Tata Power Co. Ltd.	54,079	69,094
Tata Steel Ltd.	6,664	58,884
Tech Mahindra Ltd.	8,886	53,423
The Karur Vysya Bank Ltd. (a)	2,920	6,381
The Ramco Cements Ltd.	1,219	12,891
Thermax Ltd.	107	1,451
Titan Co. Ltd.	7,899	66,984
Tube Investments of India Ltd.	4,001	48,351
Tvs Motor Co. Ltd.	1,218	11,047
Ultratech Cemco Ltd.	1,587	100,316
United Spirits Ltd. (a)	900	35,558
UPL Ltd.	6,614	90,394
Vakrangee Ltd. (a)	4,224	29,041
Vedanta Ltd.	28,271	123,273
Videocon Industries Ltd. (a)	1,566	603
Voltas Ltd. (a)	2,256	17,725
WABCO India Ltd.	11	936
Welspun India Ltd.	12,290	15,741
Whirlpool of India Ltd.	200	3,648
Wipro Ltd.	33,644	151,209
Yes Bank Ltd.	7,120	200,742
Zee Entertainment Enterprises Ltd.	13,031	109,996

TOTAL INDIA		10,868,708

Indonesia - 0.5%
Kresna Graha Investama PT Tbk (a)	71,900	2,266
PT ACE Hardware Indonesia Tbk	126,100	10,505
PT Adaro Energy Tbk	325,100	43,553
PT AKR Corporindo Tbk	27,000	13,982
PT Aneka Tambang Tbk (a)	61,300	3,175
PT Astra International Tbk	401,100	240,076
PT Bank Central Asia Tbk	189,400	265,820
PT Bank Danamon Indonesia Tbk Series A	62,500	26,737
PT Bank Jabar Banten Tbk	17,800	2,765
PT Bank Mandiri (Persero) Tbk	202,800	207,762
PT Bank Negara Indonesia (Persero) Tbk	124,500	69,613
PT Bank Rakyat Indonesia Tbk	215,600	239,079
PT Bank Tabungan Negara Tbk	44,800	8,742
PT Bumi Resources Tbk (a)	644,000	16,530
PT Bumi Serpong Damai Tbk	115,400	15,503
PT Charoen Pokphand Indonesia Tbk	236,700	47,432
PT Ciputra Development Tbk	221,000	17,167
PT Global Mediacom Tbk	14,600	570
PT Gudang Garam Tbk	13,800	78,819
PT Hanjaya Mandala Sampoerna Tbk	153,500	40,898
PT Hanson International Tbk (a)	441,700	4,310
PT Indo Tambangraya Megah Tbk	6,400	9,607
PT Indocement Tunggal Prakarsa Tbk	36,100	47,414
PT Indofood CBP Sukses Makmur Tbk	28,700	17,986
PT Indofood Sukses Makmur Tbk	127,700	80,268
PT Japfa Comfeed Indonesia Tbk	32,300	2,824
PT Jasa Marga Tbk	19,796	8,692
PT Kalbe Farma Tbk	756,500	98,509
PT Kawasan Industri Jababeka Tbk	137,171	3,274
PT Link Net Tbk	30,500	11,560
PT Lippo Karawaci Tbk	147,400	7,910
PT Matahari Department Store Tbk	40,200	38,242
PT Media Nusantara Citra Tbk	121,800	16,455
PT Pakuwon Jati Tbk	340,700	18,155
PT Pembangunan Perumahan Persero Tbk	40,658	9,246
PT Perusahaan Gas Negara Tbk Series B	225,800	38,130
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	17,000	1,799
PT PP Properti Tbk	481,000	7,509
PT Semen Baturaja (Persero) Tbk	37,700	9,337
PT Semen Gresik (Persero) Tbk	97,300	72,661
PT Sitara Propertindo Tbk (a)	49,100	2,561
PT Sugih Energy Tbk (a)	40,500	347
PT Summarecon Agung Tbk	144,300	10,613
PT Surya Citra Media Tbk	155,800	27,596
PT Tambang Batubara Bukit Asam Tbk	13,100	12,880
PT Telkomunikasi Indonesia Tbk Series B	1,027,200	361,029
PT Tower Bersama Infrastructure Tbk	18,200	9,220
PT Unilever Indonesia Tbk	36,700	134,829
PT United Tractors Tbk	39,100	88,330
PT Waskita Karya Persero Tbk	144,500	25,920
PT Wijaya Karya Persero Tbk	26,726	4,172
PT XL Axiata Tbk (a)	52,900	13,340
Siloam International Hospitals Tbk PT (a)	13,600	9,850

TOTAL INDONESIA		2,555,569

Ireland - 0.5%
Bank Ireland Group PLC (a)	20,535	171,381
C&C Group PLC	8,159	29,555
Cairn Homes PLC (a)	25,019	46,351
CRH PLC	17,068	599,102
Dalata Hotel Group PLC (a)	1,469	8,260
DCC PLC (United Kingdom)	2,093	184,054
Glanbia PLC	3,617	74,932
Grafton Group PLC unit	4,338	43,986
Green REIT PLC	10,615	18,522
Greencore Group PLC	13,772	40,666
Hibernia (REIT) PLC	17,950	29,813
Irish Continental Group PLC unit	9,952	63,265
Irish Residential Properties REIT PLC	974	1,545
James Hardie Industries PLC CDI	10,024	153,648
Kerry Group PLC Class A	3,412	308,387
Kingspan Group PLC (Ireland)	3,639	121,137
Origin Enterprises PLC	1,879	14,636
Paddy Power Betfair PLC (Ireland)	1,609	161,217
Permanent Tsb Group Hld PLC (a)	637	1,546
Ryanair Holdings PLC sponsored ADR (a)	165	18,699
Smurfit Kappa Group PLC	4,813	143,124
United Drug PLC (United Kingdom)	7,030	78,562

TOTAL IRELAND		2,312,388

Isle of Man - 0.1%
Gaming VC Holdings SA	8,153	82,668
Genting Singapore PLC	136,500	117,347
NEPI Rockcastle PLC (a)	4,155	55,347
Paysafe Group PLC (a)	12,145	94,542
Playtech Ltd.	4,274	54,164
Redefine International PLC	5,310	2,692

TOTAL ISLE OF MAN		406,760

Israel - 0.5%
Airport City Ltd. (a)	923	12,200
Alony Hetz Properties & Investments Ltd.	1,835	18,318
Amot Investments Ltd.	781	4,143
Azrieli Group	775	42,327
Bank Hapoalim BM (Reg.)	23,928	165,757
Bank Leumi le-Israel BM	31,671	152,163
Bezeq The Israel Telecommunication Corp. Ltd.	35,894	53,268
Caesarstone Sdot-Yam Ltd. (a)	1,088	38,189
Cellcom Israel Ltd. (Israel) (a)	309	2,869
Check Point Software Technologies Ltd. (a)	2,690	284,548
CyberArk Software Ltd. (a)	440	18,339
Delek Group Ltd.	44	9,014
Elbit Systems Ltd. (Israel)	374	47,280
First International Bank of Israel	2,356	43,002
Formula Systems (1985) Ltd.	126	4,621
Frutarom Industries Ltd.	977	69,189
Gazit-Globe Ltd.	1,653	15,772
Harel Insurance Investments and Financial Services Ltd.	2,295	13,649
Israel Chemicals Ltd.	13,764	65,743
Israel Corp. Ltd. (Class A) (a)	55	12,175
Israel Discount Bank Ltd. (Class A) (a)	37,222	95,991
Ituran Location & Control Ltd.	1,134	34,587
Jerusalem Economy Ltd. (a)	1,266	3,103
Jerusalem Oil Exploration Ltd. (a)	29	1,539
Kornit Digital Ltd. (a)(b)	506	10,474
Mazor Robotics Ltd. (a)	800	16,149
Melisron Ltd.	254	12,945
Migdal Insurance & Financial Holdings Ltd.	2,273	2,332
Mizrahi Tefahot Bank Ltd.	2,040	36,862
NeuroDerm Ltd. (a)	223	8,630
NICE Systems Ltd.	1,689	125,492
Oil Refineries Ltd.	46,046	21,412
Orbotech Ltd. (a)	627	22,233
Partner Communications Co. Ltd. (a)	1,320	6,690
Paz Oil Co. Ltd.	313	52,286
Plus500 Ltd.	388	3,230
Radware Ltd. (a)	1,220	21,130
Reit 1 Ltd.	493	1,851
Shikun & Binui Ltd.	1,469	3,380
SodaStream International Ltd. (a)	334	18,811
Strauss Group Ltd.	612	11,720
Taro Pharmaceutical Industries Ltd. (a)	366	41,845
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	18,728	602,480
Tower Semiconductor Ltd. (a)	2,345	62,424
Wix.com Ltd. (a)	619	38,192

TOTAL ISRAEL		2,328,354

Italy - 1.5%
A2A SpA	27,500	46,813
ACEA SpA	450	6,755
Amplifon SpA	1,039	14,932
Anima Holding SpA	6,053	49,227
Ascopiave SpA	12,371	50,730
Assicurazioni Generali SpA	24,586	446,178
Astm SpA	569	12,428
Atlantia SpA	8,638	262,697
Autogrill SpA	4,595	54,559
Azimut Holding SpA	3,549	79,573
Banca Generali SpA	1,695	60,196
Banca IFIS SpA	642	30,172
Banca Mediolanum S.p.A.	4,531	39,638
Banca Monte dei Paschi di Siena SpA (a)	224	3,999
Banca Popolare dell'Emilia Romagna	8,521	46,925
Banca Popolare di Sondrio SCARL	9,355	40,909
Banco BPM SpA (a)	32,367	118,397
Beni Stabili SpA SIIQ	8,733	6,978
Biesse SpA	462	17,616
Brembo SpA	2,701	41,567
Brunello Cucinelli SpA	187	5,490
Buzzi Unicem SpA	1,118	28,323
Cerved Information Solutions SpA	5,749	66,015
Compagnie Industriali Riunite SpA (CIR)	1,763	2,628
Credito Emiliano SpA	3,458	29,842
Credito Valtellinese SC (a)	2,001	9,693
Danieli & C. Officine Meccaniche SpA	93	2,396
Datalogic SpA	103	3,170
Davide Campari-Milano SpA	16,004	118,504
De Longhi SpA	907	29,828
DiaSorin S.p.A.	756	65,869
Digital Multimedia Technologies SpA	299	18,300
Enav SpA	12,759	58,574
Enel SpA	154,514	881,394
Eni SpA	49,423	782,521
ERG SpA	1,629	23,295
Fincantieri SpA (a)	10,454	12,351
FinecoBank SpA	7,335	64,386
Hera SpA	12,677	40,969
Immobiliare Grande Distribuzione SpA	6,688	6,532
Industria Macchine Automatiche SpA (IMA)	240	23,794
Infrastrutture Wireless Italiane SpA (c)	3,030	19,549
Interpump Group SpA	1,388	42,277
Intesa Sanpaolo SpA	177,710	611,754
Intesa Sanpaolo SpA (Risparmio Shares)	91,484	292,407
Iren SpA	21,493	54,703
Italgas SpA	10,154	55,894
Italmobiliare SpA	66	1,875
Leonardo SpA	7,878	137,372
Luxottica Group SpA	3,214	185,937
Maire Tecnimont SpA	1,821	10,214
MARR SpA	300	7,678
Mediaset SpA (a)	8,305	32,503
Mediobanca SpA	11,666	121,737
Moncler SpA	3,268	87,819
OVS	2,020	15,268
Piaggio & C SpA	1,051	2,921
Poste Italiane SpA	9,504	69,980
Prysmian SpA	5,115	163,791
Rai Way SpA	3,341	18,399
Recordati SpA	2,038	87,094
Reply SpA	42	8,885
Safilo Group SpA (a)	143	1,098
Saipem SpA (a)	16,996	69,615
Salini Impregilo SpA	1,900	6,685
Salvatore Ferragamo Italia SpA	1,121	32,526
Saras Raffinerie Sarde SpA	6,039	13,890
Snam Rete Gas SpA	44,999	212,866
Societa Cattolica Di Assicurazioni SCRL	5,735	49,594
Societa Iniziative Autostradali e Servizi SpA (SIAS)	644	8,859
Technogym SpA	1,444	10,667
Telecom Italia SpA (a)	240,378	247,304
Terna SpA	28,668	163,781
Tod's SpA	177	12,300
UniCredit SpA (a)	40,266	793,177
Unione di Banche Italiane SCpA	20,060	97,030
Unipol Gruppo Finanziario SpA	13,073	61,284
Unipolsai SpA	31,760	73,578
YOOX SpA (a)	741	24,518
Zignago Vetro SpA	165	1,468

TOTAL ITALY		7,612,460

Japan - 16.4%
77 Bank Ltd.	5,000	25,806
A/S One Corp.	100	4,998
ABC-MART, Inc.	1,807	103,098
ACOM Co. Ltd. (a)	6,400	27,285
Activia Properties, Inc.	18	80,902
Adastria Co. Ltd.	200	5,000
Adeka Corp.	2,600	40,045
Advance Residence Investment Corp.	22	53,760
Advantest Corp.	4,559	83,823
Aeon (REIT) Investment Corp.	17	18,643
AEON Co. Ltd.	13,625	205,466
Aeon Delight Co. Ltd.	100	3,343
AEON Financial Service Co. Ltd.	3,999	87,093
AEON MALL Co. Ltd.	2,100	40,021
Ai Holdings Corp.	300	8,272
Aica Kogyo Co. Ltd.	1,200	38,587
Aichi Steel Corp.	100	4,191
Aida Engineering Ltd.	200	2,026
Aiful Corp. (a)	10,100	34,997
Ain Holdings, Inc.	500	36,056
Air Water, Inc.	2,200	42,765
Aisin Seiki Co. Ltd.	3,400	177,332
Ajinomoto Co., Inc.	11,325	227,948
Akita Bank Ltd.	1,000	2,894
Alfresa Holdings Corp.	6,139	113,152
All Nippon Airways Ltd.	22,417	76,963
Alpine Electronics, Inc.	200	3,655
Alps Electric Co. Ltd.	4,778	130,453
Amada Holdings Co. Ltd.	5,800	66,341
Amano Corp.	2,000	45,589
Anicom Holdings, Inc.	200	5,065
Anritsu Corp.	1,900	15,356
Aoki International Co. Ltd.	200	2,591
Aoyama Trading Co. Ltd.	1,500	52,315
Aozora Bank Ltd.	21,000	80,766
ARCS Co. Ltd.	400	8,664
Ariake Japan Co. Ltd.	200	14,350
Asahi Diamond Industrial Co. Ltd.	300	2,272
Asahi Glass Co. Ltd.	4,363	184,026
Asahi Group Holdings	7,959	324,800
Asahi Holdings, Inc.	100	1,880
ASAHI INTECC Co. Ltd.	1,490	67,036
Asahi Kasei Corp.	24,000	275,278
Asatsu-DK, Inc.	200	5,132
Asics Corp.	3,200	58,256
ASKUL Corp.	600	18,395
Astellas Pharma, Inc.	44,403	565,496
Atom Corp.	1,400	10,007
Autobacs Seven Co. Ltd.	1,400	23,341
Avex Group Holdings, Inc.	200	2,632
Axial Retailing, Inc.	100	3,923
Azbil Corp.	2,300	90,857
Bandai Namco Holdings, Inc.	4,500	156,538
Bank of Kyoto Ltd.	9,000	86,371
Bank of Nagoya Ltd.	100	3,683
Bank of The Ryukyus Ltd.	200	2,859
Belc Co. Ltd.	100	4,544
Belluna Co. Ltd.	1,500	17,266
Benefit One, Inc.	400	16,255
Benesse Holdings, Inc.	1,400	53,653
Bic Camera, Inc.	1,600	18,591
BML, Inc.	100	2,058
Bridgestone Corp.	12,458	526,254
Brother Industries Ltd.	5,000	127,897
Bunka Shutter Co. Ltd.	300	2,585
Calbee, Inc.	1,600	66,398
Canon Marketing Japan, Inc.	1,600	35,354
Canon, Inc.	20,143	700,792
Capcom Co. Ltd.	400	9,931
Casio Computer Co. Ltd.	3,900	63,959
Cawachi Ltd.	200	4,940
Central Glass Co. Ltd.	3,000	13,198
Central Japan Railway Co.	2,555	411,368
Chiba Bank Ltd.	16,000	114,944
Chiyoda Co. Ltd.	100	2,609
Chiyoda Corp.	2,000	12,028
Chofu Seisakusho Co. Ltd.	100	2,448
Chubu Electric Power Co., Inc.	15,016	197,362
Chudenko Corp.	600	16,071
Chugai Pharmaceutical Co. Ltd.	4,300	172,983
Chugoku Electric Power Co., Inc.	5,600	61,412
Chugoku Marine Paints Ltd.	300	2,340
Citizen Watch Co. Ltd.	4,700	35,001
CKD Corp.	2,665	44,745
Clarion Co. Ltd.	1,000	3,792
Coca-Cola West Co. Ltd.	2,150	64,942
cocokara fine HOLDINGS, Inc.	300	15,701
COLOPL, Inc.	500	5,610
Colowide Co. Ltd.	1,100	19,117
Comforia Residential REIT, Inc.	9	18,964
COMSYS Holdings Corp.	3,600	73,865
Concordia Financial Group Ltd.	22,900	115,658
Cookpad, Inc.	500	4,286
Cosmo Energy Holdings Co. Ltd.	800	13,860
Cosmos Pharmaceutical Corp.	300	63,894
Create Restaurants Holdings, Inc.	200	2,045
Create SD Holdings Co. Ltd.	1,800	45,569
Credit Saison Co. Ltd.	6,901	132,956
CyberAgent, Inc.	1,900	58,855
CYBERDYNE, Inc. (a)	1,300	17,700
Dai Nippon Printing Co. Ltd.	11,000	121,430
Dai-ichi Mutual Life Insurance Co.	22,099	383,067
Daibiru Corp.	200	2,257
Daicel Chemical Industries Ltd.	7,121	92,949
Daido Metal Co. Ltd.	400	3,592
Daido Steel Co. Ltd.	4,000	24,382
Daifuku Co. Ltd.	1,900	65,749
Daihen Corp.	1,000	8,935
Daiho Corp.	1,000	4,835
Daiichi Sankyo Kabushiki Kaisha	11,600	253,370
Daiichikosho Co. Ltd.	700	33,716
Daikin Industries Ltd.	4,868	516,628
Daikyo, Inc.	4,000	8,381
DaikyoNishikawa Corp.	1,600	23,961
Dainippon Sumitomo Pharma Co. Ltd.	5,200	73,016
Daio Paper Corp.	1,000	12,998
Daiseki Co. Ltd.	600	14,254
Daito Trust Construction Co. Ltd.	1,444	244,149
Daiwa House Industry Co. Ltd.	11,044	385,581
Daiwa House REIT Investment Corp.	30	74,344
Daiwa Office Investment Corp.	5	24,627
Daiwa Securities Group, Inc.	34,000	196,176
Daiwabo Holdings Co. Ltd.	1,000	3,937
DCM Japan Holdings Co. Ltd.	800	6,974
DeNA Co. Ltd.	1,900	41,793
Denki Kagaku Kogyo KK	11,000	61,363
DENSO Corp.	8,922	429,408
Dentsu, Inc.	4,200	196,580
Descente Ltd.	1,800	26,156
Dexerials Corp.	200	2,420
Dic Corp.	1,600	60,737
Digital Garage, Inc.	300	5,712
Dip Corp.	800	16,893
Disco Corp.	600	106,508
Dmg Mori Co. Ltd.	1,400	23,290
Don Quijote Holdings Co. Ltd.	3,523	128,304
Doshisha Co. Ltd.	100	2,016
Doutor Nichires Holdings Co., Ltd.	500	11,053
Dowa Holdings Co. Ltd.	5,000	40,501
Dr. Ci:Labo Co., Ltd.	300	10,803
DTS Corp.	100	3,057
Duskin Co. Ltd.	600	16,300
Dydo Group Holdings, Inc.	100	4,962
Eagle Industry Co. Ltd.	300	5,230
Earth Chemical Co. Ltd.	100	5,560
East Japan Railway Co.	6,110	573,618
Ebara Corp.	2,200	64,556
EDION Corp.	1,300	11,981
Ehime Bank Ltd.	2,400	30,347
Eiken Chemical Co. Ltd.	100	3,315
Eisai Co. Ltd.	5,600	300,661
Eizo Corp.	100	4,014
Electric Power Development Co. Ltd.	3,100	78,537
en-japan, Inc.	800	22,967
EPS Co. Ltd.	200	3,284
euglena Co. Ltd. (a)	1,200	12,605
Exedy Corp.	200	6,268
Ezaki Glico Co. Ltd.	1,000	52,610
FamilyMart Co. Ltd.	2,077	116,430
Fancl Corp.	1,200	25,819
Fanuc Corp.	3,785	773,862
Fast Retailing Co. Ltd.	1,136	341,279
FCC Co. Ltd.	300	6,580
Financial Products Group Co. Ltd.	700	7,931
Foster Electric Co. Ltd.	100	1,966
FP Corp.	400	21,879
Frontier Real Estate Investment Corp.	7	29,938
Fuji Electric Co. Ltd.	9,000	49,635
Fuji Kyuko Co. Ltd.	1,000	10,531
Fuji Machine Manufacturing Co. Ltd.	1,000	16,291
Fuji Oil Holdings, Inc.	700	16,559
Fuji Seal International, Inc.	600	16,844
Fuji Soft ABC, Inc.	600	17,225
Fujicco Co. Ltd.	100	2,425
Fujifilm Holdings Corp.	7,900	290,432
Fujikura Ltd.	6,300	53,145
Fujimi, Inc.	200	4,523
Fujimori Kogyo Co. Ltd.	400	11,937
Fujitec Co. Ltd.	300	4,144
Fujitsu General Ltd.	1,000	21,098
Fujitsu Ltd.	39,427	294,580
Fukuda Denshi Co. Ltd.	100	7,438
Fukuoka (REIT) Investment Fund	18	27,756
Fukuoka Financial Group, Inc.	16,000	73,872
Fukushima Industries Corp.	100	4,154
Fukuyama Transporting Co. Ltd.	5,000	31,974
Funai Soken Holdings, Inc.	600	15,642
Furukawa Co. Ltd.	6,000	11,157
Furukawa Electric Co. Ltd.	1,300	58,724
Fuso Chemical Co. Ltd.	300	10,000
Futaba Corp.	100	1,835
Futaba Industrial Co. Ltd.	700	7,264
Fuyo General Lease Co. Ltd.	500	29,344
G-Tekt Corp.	100	1,940
Global One Real Estate Investment Corp.	8	28,119
Glory Ltd.	800	26,668
GLP J-REIT	62	67,486
GMO Internet, Inc.	1,100	14,198
GMO Payment Gateway, Inc.	200	11,810
GNI Group Ltd. (a)	2,000	11,520
Goldcrest Co. Ltd.	300	6,689
GREE, Inc.	1,000	7,683
GS Yuasa Corp.	10,000	47,258
Gulliver International Co. Ltd.	400	2,652
GungHo Online Entertainment, Inc.	5,300	14,326
Gunma Bank Ltd.	5,700	33,452
Gunze Ltd.	7,000	27,049
Gurunavi, Inc.	100	1,636
H.I.S. Co. Ltd.	800	24,636
H2O Retailing Corp.	1,200	19,658
Hakuhodo DY Holdings, Inc.	5,500	77,278
Hamamatsu Photonics K.K.	2,900	92,331
Hankyu Hanshin Holdings, Inc.	4,800	171,328
Hankyu REIT, Inc.	9	11,486
Hanwa Co. Ltd.	2,000	14,314
Harmonic Drive Systems, Inc.	500	21,611
Haseko Corp.	5,500	68,946
Hazama Ando Corp.	5,200	35,895
Heiwa Corp.	1,700	37,456
Heiwa Real Estate (REIT), Inc.	15	12,382
Heiwa Real Estate Co. Ltd.	200	3,138
Heiwado Co. Ltd.	200	4,552
Hiday Hidaka Corp.	1,800	48,100
Hikari Tsushin, Inc.	800	87,442
Hino Motors Ltd.	5,300	62,545
Hirata Corp.	100	11,329
Hirose Electric Co. Ltd.	600	81,854
Hiroshima Bank Ltd.	8,000	34,251
Hisamitsu Pharmaceutical Co., Inc.	1,500	70,479
Hitachi Capital Corp.	400	9,517
Hitachi Chemical Co. Ltd.	1,800	51,349
Hitachi Construction Machinery Co. Ltd.	2,500	71,772
Hitachi High-Technologies Corp.	2,200	81,219
Hitachi Kokusai Electric, Inc.	800	20,674
Hitachi Ltd.	95,881	660,630
Hitachi Maxell Ltd.	200	4,436
Hitachi Metals Ltd.	4,400	61,383
Hitachi Transport System Ltd.	1,000	23,049
Hitachi Zosen Corp.	2,900	15,283
Hogy Medical Co. Ltd.	100	7,302
Hokkaido Electric Power Co., Inc.	2,400	18,091
Hokuetsu Kishu Paper Co. Ltd.	2,300	16,148
Hokuhoku Financial Group, Inc.	1,800	29,307
Hokuriku Electric Power Co., Inc.	2,400	22,227
Hokuto Corp.	100	1,784
Honda Motor Co. Ltd.	33,772	945,341
Horiba Ltd.	600	36,791
Hoshino Resorts REIT, Inc.	2	10,304
Hoshizaki Corp.	1,200	116,250
Hosiden Corp.	1,800	20,834
House Foods Group, Inc.	1,000	25,833
Hoya Corp.	8,018	452,810
Hulic (REIT), Inc.	12	18,907
Hulic Co. Ltd.	6,100	64,461
Hyakujushi Bank Ltd.	7,000	22,731
Ibiden Co. Ltd.	2,100	36,497
IBJ Leasing Co. Ltd.	200	4,762
Ichibanya Co. Ltd.	100	3,565
Ichigo Real Estate Investment Corp.	11	7,523
Ichigo, Inc.	1,700	5,197
Idemitsu Kosan Co. Ltd.	1,800	43,708
IHI Corp. (a)	36,727	121,263
Iida Group Holdings Co. Ltd.	2,500	42,746
Inaba Denki Sangyo Co. Ltd.	400	15,765
Inabata & Co. Ltd.	1,000	14,096
Industrial & Infrastructure Fund Investment Corp.	4	18,105
Ines Corp.	3,700	35,206
Infomart Corp.	3,200	23,511
INPEX Corp.	19,100	185,898
Internet Initiative Japan, Inc.	1,600	28,968
Invesco Office J-REIT, Inc.	6	5,840
Invincible Investment Corp.	47	21,060
Iriso Electronics Co. Ltd.	100	8,617
Iseki & Co. Ltd. (a)	100	2,082
Isetan Mitsukoshi Holdings Ltd.	9,571	93,414
Istyle, Inc.	1,300	8,643
Isuzu Motors Ltd.	12,268	168,700
IT Holdings Corp.	2,600	78,652
ITO EN Ltd.	2,260	83,639
Itochu Corp.	30,550	479,539
Itochu Enex Co. Ltd.	300	2,702
ITOCHU Techno-Solutions Corp.	1,506	52,456
Itoham Yonekyu Holdings, Inc.	1,600	14,876
Iwatani Corp.	3,000	19,457
Iyo Bank Ltd.	3,500	28,604
Izumi Co. Ltd.	600	31,348
J Trust Co. Ltd.	600	4,789
J. Front Retailing Co. Ltd.	5,200	74,478
JACCS Co. Ltd.	1,000	4,690
JAFCO Co. Ltd.	500	23,947
Japan Airlines Co. Ltd.	2,500	80,911
Japan Airport Terminal Co. Ltd.	1,000	37,099
Japan Aviation Electronics Industry Ltd.	1,000	15,801
Japan Display, Inc. (a)	6,900	12,392
Japan Excellent, Inc.	15	17,525
Japan Exchange Group, Inc.	9,800	176,097
Japan Hotel REIT Investment Corp.	128	92,536
Japan Lifeline Co. Ltd.	400	18,432
Japan Logistics Fund, Inc.	13	26,414
Japan Material Co. Ltd.	600	11,756
Japan Petroleum Exploration Co. Ltd.	300	6,229
Japan Post Bank Co. Ltd.	5,734	73,752
Japan Post Holdings Co. Ltd.	7,438	93,848
Japan Prime Realty Investment Corp.	13	48,878
Japan Real Estate Investment Corp.	36	189,070
Japan Rental Housing Investment, Inc.	42	31,278
Japan Retail Fund Investment Corp.	61	116,528
Japan Securities Finance Co. Ltd.	500	2,513
Japan Steel Works Ltd.	900	14,899
Japan Tobacco, Inc.	21,343	742,247
Japan Wool Textile Co. Ltd.	400	3,429
JCR Pharmaceuticals Co. Ltd.	100	2,739
JEOL Ltd.	1,000	5,461
JFE Holdings, Inc.	10,600	205,039
JGC Corp.	5,642	90,532
Jimoto Holdings, Inc.	13,900	24,838
JIN Co. Ltd.	100	6,096
Joyful Honda Co. Ltd.	700	19,398
JSR Corp.	4,000	70,679
JTEKT Corp.	5,400	77,146
Juroku Bank Ltd.	3,000	9,524
Justsystems Corp.	700	10,807
JVC KENWOOD Holdings, Inc.	700	2,038
JX Holdings, Inc.	59,750	265,676
K's Holdings Corp.	1,200	24,121
kabu.com Securities Co. Ltd.	600	1,948
Kadokawa Dwango Corp.	500	6,608
Kagome Co. Ltd.	2,700	82,045
Kajima Corp.	18,000	157,068
Kakaku.com, Inc.	2,500	35,308
Kaken Pharmaceutical Co. Ltd.	1,556	82,990
Kameda Seika Co. Ltd.	100	4,998
Kamigumi Co. Ltd.	5,000	53,608
Kanamoto Co. Ltd.	400	14,368
Kandenko Co. Ltd.	1,000	10,703
Kaneka Corp.	6,000	48,220
Kanematsu Corp.	16,000	34,977
Kansai Electric Power Co., Inc.	14,599	196,119
Kansai Paint Co. Ltd.	4,839	111,094
Kanto Denka Kogyo Co. Ltd.	1,000	9,161
Kao Corp.	9,891	602,369
Kato Sangyo	1,100	29,634
Kawasaki Heavy Industries Ltd.	25,000	79,822
Kawasaki Kisen Kaisha Ltd. (a)	18,000	44,737
KDDI Corp.	35,437	938,973
Keihan Electric Railway Co., Ltd.	15,000	97,147
Keihin Corp.	200	2,884
Keihin Electric Express Railway Co. Ltd.	11,479	133,381
Keio Corp.	15,018	125,871
Keisei Electric Railway Co.	3,906	106,999
Kenedix Office Investment Corp.	15	84,766
Kenedix Residential Investment Corp.	3	7,538
Kenedix Retail REIT Corp.	12	26,330
Kenedix, Inc.	2,200	11,275
Kewpie Corp.	2,100	52,840
Keyence Corp.	1,875	867,726
KH Neochem Co. Ltd.	800	16,364
Kikkoman Corp.	2,500	76,647
Kinden Corp.	4,392	68,443
Kintetsu Group Holdings Co. Ltd.	43,539	167,055
Kintetsu World Express, Inc.	400	7,013
Kirin Holdings Co. Ltd.	18,070	398,378
Kisoji Co. Ltd.	300	7,432
Kissei Pharmaceutical Co. Ltd.	1,400	36,256
Kitz Corp.	1,400	12,534
Koa Corp.	1,100	19,447
Kobayashi Pharmaceutical Co. Ltd.	800	49,780
Kobe Bussan Co. Ltd.	300	14,885
Kobe Steel Ltd. (a)	6,500	81,482
Kohnan Shoji Co. Ltd.	100	1,826
Koito Manufacturing Co. Ltd.	2,600	152,352
Kokuyo Co. Ltd.	1,700	27,078
Komatsu Ltd.	18,711	501,783
KOMEDA Holdings Co. Ltd.	100	1,667
KOMERI Co. Ltd.	600	17,579
Komori Corp.	500	5,955
Konami Holdings Corp.	2,000	104,313
Konica Minolta, Inc.	11,600	96,171
Konoike Transport Co. Ltd.	500	6,817
Kose Corp.	500	55,694
Kotobuki Spirits Co. Ltd.	600	22,151
Kubota Corp.	21,910	381,480
Kumagai Gumi Co. Ltd.	10,000	34,650
Kumiai Chemical Industry Co. Ltd.	3,500	20,445
Kura Corp. Ltd.	100	5,034
Kurabo Industries Ltd.	3,000	7,783
Kuraray Co. Ltd.	7,952	155,080
Kureha Chemical Industry Co. Ltd.	100	5,043
Kurita Water Industries Ltd.	3,100	88,294
Kuroda Electric Co. Ltd.	1,200	22,978
Kusuri No Aoki Holdings Co. Ltd.	100	5,506
Kyb Corp.	3,000	16,980
Kyocera Corp.	6,237	379,725
Kyoei Steel Ltd.	100	1,545
Kyokuto Kaihatsu Kogyo Co. Ltd.	500	8,381
Kyorin Holdings, Inc.	500	10,699
Kyoritsu Maintenance Co. Ltd.	200	5,715
Kyowa Exeo Corp.	2,000	34,178
Kyowa Hakko Kirin Co., Ltd.	5,200	94,430
Kyudenko Corp.	600	22,640
Kyushu Electric Power Co., Inc.	10,378	122,941
Kyushu Financial Group, Inc.	14,785	92,939
Kyushu Railway Co.	3,200	105,510
LaSalle Logiport REIT	15	15,089
Lasertec Corp.	400	5,979
Lawson, Inc.	1,000	68,121
Leopalace21 Corp.	4,200	29,982
LIFE Corp.	100	2,650
LIFULL Co. Ltd.	200	1,598
LINE Corp.	800	29,411
Lintec Corp.	500	12,150
Lion Corp.	5,636	120,649
LIXIL Group Corp.	5,995	154,382
M3, Inc.	4,495	121,299
Mabuchi Motor Co. Ltd.	1,400	73,908
Macnica Fuji Electronics Holdings, Inc.	200	3,187
Maeda Corp.	4,000	48,438
Maeda Road Construction Co. Ltd.	1,000	20,636
Makino Milling Machine Co. Ltd.	1,000	8,472
Makita Corp.	4,100	160,474
Mandom Corp.	300	16,572
Mani, Inc.	100	2,379
Marubeni Corp.	34,300	227,526
Marudai Food Co. Ltd.	1,000	4,744
Maruha Nichiro Corp.	1,400	38,224
Marui Group Co. Ltd.	6,602	89,947
Maruichi Steel Tube Ltd.	1,200	37,063
Marusan Securities Co. Ltd.	900	7,609
Matsui Securities Co. Ltd.	1,700	13,924
Matsumotokiyoshi Holdings Co. Ltd.	600	37,008
Max Co. Ltd.	1,000	13,688
Mazda Motor Corp.	10,900	163,858
McDonald's Holdings Co. (Japan) Ltd.	1,828	74,367
MCJ Co. Ltd.	300	3,548
MCUBS MidCity Investment Corp.	4	12,155
Mebuki Financial Group, Inc.	27,668	106,662
Medipal Holdings Corp.	3,300	60,495
Megachips Corp.	100	2,674
Megmilk Snow Brand Co. Ltd.	600	16,599
Meidensha Corp.	1,000	3,556
Meiji Holdings Co. Ltd.	2,300	183,382
Meitec Corp.	300	14,069
Micronics Japan Co. Ltd.	100	1,062
Milbon Co. Ltd.	100	5,832
Minebea Mitsumi, Inc.	7,195	118,976
Miraca Holdings, Inc.	2,047	93,581
Mirait Holdings Corp.	2,300	26,996
Miroku Jyoho Service Co., Ltd.	200	4,220
Misumi Group, Inc.	6,405	158,956
Mitsuba Corp.	500	8,726
Mitsubishi Chemical Holdings Corp.	29,657	249,910
Mitsubishi Corp.	30,751	668,464
Mitsubishi Electric Corp.	39,692	615,839
Mitsubishi Estate Co. Ltd.	25,771	468,925
Mitsubishi Gas Chemical Co., Inc.	4,545	105,416
Mitsubishi Heavy Industries Ltd.	66,661	265,628
Mitsubishi Logistics Corp.	3,000	38,560
Mitsubishi Materials Corp.	1,900	63,939
Mitsubishi Motors Corp. of Japan	15,734	113,889
Mitsubishi Pencil Co. Ltd.	600	16,354
Mitsubishi Shokuhin Co. Ltd.	100	2,894
Mitsubishi Tanabe Pharma Corp.	5,909	140,911
Mitsubishi UFJ Financial Group, Inc.	239,339	1,518,394
Mitsubishi UFJ Lease & Finance Co. Ltd.	12,300	65,603
Mitsuboshi Belting Ltd.	1,000	11,447
Mitsui & Associates Telepark Corp.	300	6,008
Mitsui & Co. Ltd.	35,182	512,197
Mitsui Chemicals, Inc.	17,000	97,147
Mitsui Engineering & Shipbuilding Co.	10,000	13,969
Mitsui Fudosan Co. Ltd.	18,440	423,930
Mitsui Fudosan Logistics Park, Inc.	1	2,898
Mitsui High-Tec, Inc.	500	7,819
Mitsui Mining & Smelting Co. Ltd.	10,000	43,812
Mitsui OSK Lines Ltd.	25,000	78,008
Mitsui Sugar Co. Ltd.	700	21,271
Mitsui-Soko Co. Ltd.	2,000	5,461
Miura Co. Ltd.	3,155	63,904
mixi, Inc.	800	44,047
Mizuho Financial Group, Inc.	479,784	853,236
Mizuno Corp.	1,000	5,814
Mochida Pharmaceutical Co. Ltd.	100	6,975
Modec, Inc.	300	7,154
Monex Group, Inc.	900	2,547
MonotaRO Co. Ltd.	1,200	39,621
Mori Hills REIT Investment Corp.	20	25,198
Mori Trust Hotel (REIT), Inc.	15	20,885
MORI TRUST Sogo (REIT), Inc.	13	21,556
Morinaga & Co. Ltd.	800	45,861
Morinaga Milk Industry Co. Ltd.	3,000	21,933
Morita Holdings Corp.	100	1,570
MOS Food Services, Inc.	400	12,481
MS&AD Insurance Group Holdings, Inc.	9,597	337,064
Murata Manufacturing Co. Ltd.	3,834	597,470
Musashi Seimitsu Industry Co. Ltd.	100	2,789
Nabtesco Corp.	2,500	81,296
Nachi-Fujikoshi Corp.	5,000	27,711
Nagaileben Co. Ltd.	100	2,494
Nagase& Co. Ltd.	1,900	29,867
Nagoya Railroad Co. Ltd.	24,583	112,831
Nakanishi, Inc.	300	12,586
Namura Shipbuilding Co. Ltd.	500	2,871
Nankai Electric Railway Co. Ltd.	17,000	83,732
NanoCarrier Co. Ltd. (a)	200	1,274
NEC Corp.	53,000	144,224
NEC System Integration & Constuction Ltd.	100	2,186
Net One Systems Co. Ltd.	900	8,621
New Hampshire Foods Ltd.	4,426	131,080
Nexon Co. Ltd.	3,500	72,860
NGK Insulators Ltd.	6,200	124,962
NGK Spark Plug Co. Ltd.	2,700	54,762
NHK Spring Co. Ltd.	8,487	91,841
Nichi-iko Pharmaceutical Co. Ltd.	500	7,669
Nichias Corp.	4,000	48,583
Nichicon Corp.	200	2,201
Nichiha Corp.	600	22,314
Nichirei Corp.	3,510	98,698
Nidec Corp.	4,845	534,402
Nifco, Inc.	1,600	92,304
Nihon Kohden Corp.	1,200	28,725
Nihon M&A Center, Inc.	2,000	80,276
Nihon Parkerizing Co. Ltd.	2,300	33,026
Nihon Unisys Ltd.	2,300	38,387
Nikkiso Co. Ltd.	2,200	22,769
Nikkon Holdings Co. Ltd.	1,400	33,144
Nikon Corp.	7,200	127,026
Nintendo Co. Ltd.	2,288	777,038
Nippo Corp.	1,000	20,346
Nippon Accommodations Fund, Inc.	18	74,779
Nippon Building Fund, Inc.	25	134,927
Nippon Chemi-con Corp.	5,000	20,273
Nippon Densetsu Kogyo Co. Ltd.	600	11,935
Nippon Electric Glass Co. Ltd.	1,600	56,746
Nippon Express Co. Ltd.	19,662	125,736
Nippon Flour Mills Co. Ltd.	500	8,064
Nippon Gas Co. Ltd.	500	15,692
Nippon Kayaku Co. Ltd.	2,000	28,065
Nippon Light Metal Holding Co. Ltd.	15,100	40,679
Nippon Paint Holdings Co. Ltd.	3,597	138,829
Nippon Paper Industries Co. Ltd.	3,645	72,705
Nippon Prologis REIT, Inc.	44	92,793
Nippon REIT Investment Corp.	12	33,743
Nippon Seiki Co. Ltd.	1,000	19,185
Nippon Sheet Glass Co. Ltd. (a)	900	7,633
Nippon Shinyaku Co. Ltd.	1,000	63,223
Nippon Shokubai Co. Ltd.	900	59,023
Nippon Signal Co. Ltd.	200	2,032
Nippon Soda Co. Ltd.	1,000	5,642
Nippon Steel & Sumikin Bussan Corp.	100	5,161
Nippon Steel & Sumitomo Metal Corp.	15,795	388,553
Nippon Suisan Kaisha Co. Ltd.	4,100	23,950
Nippon Telegraph & Telephone Corp.	13,132	642,657
Nippon Yusen KK (a)	42,000	80,385
Nipro Corp.	4,338	58,944
Nishi-Nippon Financial Holdings, Inc.	1,900	21,405
Nishi-Nippon Railroad Co. Ltd.	5,000	22,042
Nishimatsu Construction Co. Ltd.	6,000	34,559
Nishimatsuya Chain Co. Ltd.	1,000	10,957
Nishio Rent All Co. Ltd.	100	3,333
Nissan Chemical Industries Co. Ltd.	2,200	73,337
Nissan Motor Co. Ltd.	44,248	439,350
Nissan Shatai Co. Ltd.	700	7,264
Nissha Printing Co. Ltd.	800	21,915
Nisshin Oillio Group Ltd.	1,000	5,923
Nisshin Seifun Group, Inc.	3,500	57,526
Nisshin Steel Co. Ltd.	400	4,905
Nisshinbo Holdings, Inc.	1,800	18,238
Nissin Electric Co. Ltd.	400	4,869
Nissin Food Holdings Co. Ltd.	1,000	62,860
Nissin Kogyo Co. Ltd.	200	3,354
Nitori Holdings Co. Ltd.	1,600	225,824
Nitta Corp.	100	3,216
Nitto Boseki Co. Ltd.	1,000	5,832
Nitto Denko Corp.	3,442	307,780
Nitto Kogyo Corp.	500	8,105
NKSJ Holdings, Inc.	7,419	291,524
Noevir Holdings Co. Ltd.	600	31,131
NOF Corp.	2,000	27,212
Nojima Co. Ltd.	1,100	17,820
NOK Corp.	3,200	73,436
NOMURA Co. Ltd.	500	10,586
Nomura Holdings, Inc.	74,254	441,160
Nomura Real Estate Holdings, Inc.	2,400	47,632
Nomura Real Estate Master Fund, Inc.	117	165,877
Nomura Research Institute Ltd.	2,670	100,024
Noritz Corp.	1,500	29,457
North Pacific Bank Ltd.	5,300	17,788
NS Solutions Corp.	300	6,321
NSD Co. Ltd.	1,200	22,923
NSK Ltd.	8,400	108,805
NTN Corp.	13,000	60,728
NTT Data Corp.	11,900	129,854
NTT DOCOMO, Inc.	25,730	597,502
NTT Urban Development Co.	2,500	25,602
Obara Group, Inc.	100	5,533
Obayashi Corp.	13,400	161,415
OBIC Business Consultants Ltd.	100	5,080
OBIC Co. Ltd.	1,441	90,058
Odakyu Electric Railway Co. Ltd.	6,700	132,791
Ogaki Kyoritsu Bank Ltd.	8,000	23,148
Ohsho Food Service Corp.	100	3,891
Oiles Corp.	100	1,790
Oji Holdings Corp.	16,000	82,144
Okamoto Industries, Inc.	1,000	10,948
Okamura Corp.	800	8,135
Okasan Securities Group, Inc.	13,034	79,094
Oki Electric Industry Co. Ltd.	1,100	15,086
Okuma Corp.	1,000	9,642
Okumura Corp.	5,000	36,419
Olympus Corp.	5,700	207,329
OMRON Corp.	3,900	194,920
Ono Pharmaceutical Co. Ltd.	9,480	207,753
Onward Holdings Co. Ltd.	1,000	7,257
Open House Co. Ltd.	700	23,176
Optex Group Co. Ltd.	100	3,361
Oracle Corp. Japan	1,000	67,214
Orient Corp.	7,300	12,316
Oriental Land Co. Ltd.	4,134	299,761
ORIX Corp.	26,320	418,155
ORIX JREIT, Inc.	65	98,698
Osaka Gas Co. Ltd.	38,000	152,179
OSG Corp.	2,200	46,476
Otsuka Corp.	1,000	65,581
Otsuka Holdings Co. Ltd.	8,218	362,279
Outsourcing, Inc.	100	4,998
Pacific Industrial Co. Ltd.	200	2,607
Pacific Metals Co. Ltd. (a)	1,000	2,685
PALTAC Corp.	400	14,513
PanaHome Corp.	1,000	10,867
Panasonic Corp.	44,489	612,760
Paramount Bed Holdings Co. Ltd.	100	4,563
Park24 Co. Ltd.	3,240	81,996
Penta-Ocean Construction Co. Ltd.	3,500	20,858
PeptiDream, Inc. (a)	1,800	56,656
Pigeon Corp.	2,400	89,038
Pilot Corp.	1,600	69,808
Piolax, Inc.	300	8,300
Pioneer Corp. (a)	5,000	9,887
Plenus Co. Ltd.	100	2,344
Pola Orbis Holdings, Inc.	2,589	71,979
Premier Investment Corp.	17	17,348
Press Kogyo Co. Ltd.	500	2,358
Pressance Corp.	200	2,763
Prestige International, Inc.	800	8,766
Prima Meat Packers Ltd.	1,000	6,386
Raito Kogyo Co. Ltd.	200	2,162
Rakuten, Inc.	18,195	222,476
Recruit Holdings Co. Ltd.	22,654	392,276
Relia, Inc.	200	2,139
Relo Holdings Corp.	2,100	42,154
Rengo Co. Ltd.	2,500	14,196
Resona Holdings, Inc.	43,200	222,730
Resorttrust, Inc.	1,100	20,295
Ricoh Co. Ltd.	16,300	153,323
Ricoh Leasing Co. Ltd.	300	10,490
Ringer Hut Co. Ltd.	100	2,312
Rinnai Corp.	1,061	99,127
Riso Kagaku Corp.	100	2,092
ROHM Co. Ltd.	1,900	147,354
Rohto Pharmaceutical Co. Ltd.	1,500	30,355
Round One Corp.	2,100	22,439
Royal Holdings Co. Ltd.	100	2,399
Ryobi Ltd.	1,000	4,735
Ryohin Keikaku Co. Ltd.	583	149,128
Ryosan Co. Ltd.	200	7,828
Saizeriya Co. Ltd.	600	17,470
Sakai Moving Service Co. Ltd.	400	19,302
Sakata INX Corp.	200	3,625
Sakata Seed Corp.	700	21,366
San-A Co. Ltd.	300	13,402
San-Ai Oil Co. Ltd.	800	8,135
Sanden Holdings Corp. (a)	1,000	2,857
Sangetsu Corp.	1,000	18,033
Sanken Electric Co. Ltd.	1,000	5,089
Sanki Engineering Co. Ltd.	2,100	23,773
Sankyo Co. Ltd. (Gunma)	600	19,702
Sankyo Tateyama, Inc.	400	5,653
Sankyu, Inc.	4,000	30,187
Sanrio Co. Ltd.	900	18,082
Santen Pharmaceutical Co. Ltd.	9,660	136,429
Sanwa Holdings Corp.	3,200	34,657
Sanyo Chemical Industries Ltd.	100	4,753
Sanyo Special Steel Co. Ltd.	1,000	6,077
Sapporo Breweries Ltd.	1,200	32,709
Sato Holding Corp.	100	2,402
Sawai Pharmaceutical Co. Ltd.	500	28,210
SBI Holdings, Inc. Japan	3,200	45,832
Screen Holdings Co. Ltd.	800	53,699
SCSK Corp.	700	29,620
Secom Co. Ltd.	4,233	317,806
Sega Sammy Holdings, Inc.	5,919	79,836
Seibu Holdings, Inc.	3,700	64,640
Seikagaku Corp.	2,200	35,501
Seiko Epson Corp.	6,173	162,997
Seiko Holdings Corp.	1,000	4,472
Seino Holdings Co. Ltd.	2,100	28,306
Seiren Co. Ltd.	700	11,848
Sekisui Chemical Co. Ltd.	9,300	171,415
Sekisui House (REIT), Inc.	25	30,931
Sekisui House Ltd.	13,480	233,725
Sekisui House SI Residential Investment Corp.	30	31,185
Sekisui Jushi Corp.	100	1,820
SENKO Co. Ltd.	3,300	22,480
Senshu Ikeda Holdings, Inc.	26,390	109,395
Septeni Holdings Co. Ltd.	1,000	3,057
Seria Co. Ltd.	800	39,693
Seven & i Holdings Co. Ltd.	14,929	601,709
Seven Bank Ltd.	9,800	38,846
Sharp Corp. (a)(b)	28,000	98,565
Shibuya Corp.	200	6,096
Shiga Bank Ltd.	5,000	26,532
Shikoku Electric Power Co., Inc.	2,400	28,845
Shima Seiki Manufacturing Ltd.	300	14,613
Shimachu Co. Ltd.	500	12,531
Shimadzu Corp.	6,400	126,090
Shimamura Co. Ltd.	400	49,780
SHIMANO, Inc.	1,465	215,009
SHIMIZU Corp.	11,000	116,341
Shin-Etsu Chemical Co. Ltd.	7,435	681,825
Shinko Electric Industries Co. Ltd.	1,800	13,143
Shinmaywa Industries Ltd.	1,000	8,744
Shinsei Bank Ltd.	45,000	74,289
Shionogi & Co. Ltd.	5,800	310,189
Ship Healthcare Holdings, Inc.	800	24,600
Shiseido Co. Ltd.	8,055	284,952
Shizuoka Bank Ltd.	15,000	134,020
Shizuoka Gas Co. Ltd.	300	2,269
SHO-BOND Holdings Co. Ltd.	400	21,153
Shochiku Co. Ltd.	1,000	13,715
Showa Corp. (a)	500	4,839
Showa Denko K.K.	3,182	83,299
Showa Sangyo Co. Ltd.	1,000	5,433
Showa Shell Sekiyu K.K.	6,000	65,364
Siix Corp.	100	4,268
Sintokogio Ltd.	600	6,330
SKY Perfect JSAT Holdings, Inc.	3,000	13,470
Skylark Co. Ltd.	1,700	25,690
SMC Corp.	1,167	371,657
SMS Co., Ltd.	400	12,663
Sodick Co. Ltd.	600	7,320
SoftBank Corp.	16,501	1,329,940
Sohgo Security Services Co., Ltd.	1,200	50,887
Sojitz Corp.	49,100	123,813
Sony Corp.	25,105	1,031,422
Sony Financial Holdings, Inc.	2,800	48,536
Sosei Group Corp. (a)	528	54,934
Sotetsu Holdings, Inc.	11,000	53,880
Square Enix Holdings Co. Ltd.	1,700	55,744
St. Marc Holdings Co. Ltd.	100	3,129
Stanley Electric Co. Ltd.	3,339	110,548
Star Micronics Co. Ltd.	200	3,318
Start Today Co. Ltd.	3,600	101,719
Starts Corp., Inc.	500	13,075
Subaru Corp.	12,425	450,138
Sugi Holdings Co. Ltd.	600	30,641
Sumco Corp.	3,900	63,535
Sumitomo Bakelite Co. Ltd.	3,000	21,851
Sumitomo Chemical Co. Ltd.	31,000	182,212
Sumitomo Corp.	23,100	312,519
Sumitomo Electric Industries Ltd.	14,700	238,344
Sumitomo Forestry Co. Ltd.	6,123	93,862
Sumitomo Heavy Industries Ltd.	15,735	115,038
Sumitomo Metal Mining Co. Ltd.	11,000	166,479
Sumitomo Mitsui Construction Co. Ltd.	15,300	16,654
Sumitomo Mitsui Financial Group, Inc.	26,733	1,031,514
Sumitomo Mitsui Trust Holdings, Inc.	6,600	242,699
Sumitomo Osaka Cement Co. Ltd.	14,036	65,823
Sumitomo Realty & Development Co. Ltd.	7,787	236,128
Sumitomo Riko Co. Ltd.	500	5,243
Sumitomo Rubber Industries Ltd.	3,500	60,828
Sumitomo Seika Chemicals Co. Ltd.	100	5,052
Sundrug Co. Ltd.	2,741	102,186
Suntory Beverage & Food Ltd.	3,100	152,125
Suzuken Co. Ltd.	2,200	73,536
Suzuki Motor Corp.	7,140	338,720
Sysmex Corp.	3,000	171,981
T&D Holdings, Inc.	10,600	156,916
Tachi-S Co. Ltd.	1,100	20,105
Tadano Ltd.	1,300	16,167
Taiheiyo Cement Corp.	29,916	112,614
Taikisha Ltd.	1,100	29,584
Taisei Corp.	20,000	191,573
Taisho Pharmaceutical Holdings Co. Ltd.	600	45,009
Taiyo Holdings Co. Ltd.	500	23,765
Taiyo Nippon Sanso Corp.	1,600	18,548
Taiyo Yuden Co. Ltd.	1,500	25,280
Takara Bio, Inc.	700	9,435
Takara Holdings, Inc.	8,669	86,655
Takara Leben Co. Ltd.	300	1,377
Takara Standard Co. Ltd.	1,200	20,170
Takasago International Corp.	100	3,932
Takasago Thermal Engineering Co. Ltd.	500	8,354
Takashimaya Co. Ltd.	5,000	45,807
Takeda Pharmaceutical Co. Ltd.	14,321	757,586
Takeuchi Manufacturing Co. Ltd.	200	3,895
Takuma Co. Ltd.	600	6,150
Tamron Co. Ltd.	300	5,633
TDK Corp.	2,881	207,755
TechnoPro Holdings, Inc.	900	38,655
TECMO KOEI HOLDINGS CO., LTD.	400	8,276
Teijin Ltd.	3,600	72,428
Tekken Corp.	1,000	3,075
Temp Holdings Co., Ltd.	3,600	68,248
Terumo Corp.	6,200	234,795
The Aichi Bank Ltd.	100	5,569
The Aomori Bank Ltd.	10,000	35,013
The Awa Bank Ltd.	3,000	19,729
The Bank of Iwate Ltd.	100	3,896
The Bank of Okinawa Ltd.	500	19,751
The Bank of Saga Ltd.	3,000	7,102
The Chugoku Bank Ltd.	3,200	46,442
The Chukyo Bank Ltd.	1,400	29,487
The Daishi Bank Ltd., Niigata	17,926	82,276
The Eighteenth Bank Ltd.	1,000	2,667
The Hachijuni Bank Ltd.	6,700	42,602
The Hokkoku Bank Ltd.	5,000	20,228
The Hokuetsu Bank Ltd.	100	2,376
The Hyakugo Bank Ltd.	7,000	28,255
The Keiyo Bank Ltd.	6,000	25,416
The Kiyo Bank Ltd.	1,800	30,124
The Miyazaki Bank Ltd.	1,000	3,347
The Musashino Bank Ltd.	900	26,940
The Nanto Bank Ltd.	500	14,717
The Oita Bank Ltd.	1,000	3,773
The Okinawa Electric Power Co., Inc.	1,430	33,738
The Pack Corp.	300	9,715
The San-In Godo Bank Ltd.	4,500	36,614
The Shikoku Bank Ltd.	1,000	2,685
The Sumitomo Warehouse Co. Ltd.	1,000	6,413
The Suruga Bank Ltd.	3,900	94,170
The Tochigi Bank Ltd.	400	1,629
The Toho Bank Ltd.	9,000	31,430
The Towa Bank Ltd.	14,000	15,620
The Yamagata Bank Ltd.	1,000	4,544
The Yamanashi Chuo Bank Ltd.	1,000	4,091
THK Co. Ltd.	2,400	73,473
TKC Corp.	100	2,912
Toagosei Co. Ltd.	1,600	19,375
Tobu Railway Co. Ltd.	18,000	95,351
Toc Co. Ltd.	2,400	22,575
Toda Corp.	3,000	20,654
Toei Co. Ltd.	1,000	10,205
Toho Co. Ltd.	3,200	115,379
Toho Gas Co. Ltd.	7,000	47,431
Toho Holdings Co. Ltd.	1,200	23,773
Toho Zinc Co. Ltd.	1,000	4,318
Tohoku Electric Power Co., Inc.	9,600	130,792
Tokai Carbon Co. Ltd.	2,600	16,862
TOKAI Holdings Corp.	3,000	23,076
Tokai Rika Co. Ltd.	400	7,369
Tokai Tokyo Financial Holdings	3,400	19,861
Token Corp.	100	12,726
Tokio Marine Holdings, Inc.	13,593	572,720
Tokushu Tokai Paper Co. Ltd.	400	15,057
Tokuyama Corp. (a)	10,176	46,429
Tokyo Broadcasting System Holding	700	13,239
Tokyo Century Corp.	700	29,843
Tokyo Dome Corp.	800	7,706
Tokyo Electric Power Co., Inc. (a)	35,028	148,697
Tokyo Electron Ltd.	3,223	455,333
Tokyo Gas Co. Ltd.	40,175	213,220
Tokyo Ohka Kogyo Co. Ltd.	600	19,566
Tokyo Seimitsu Co. Ltd.	700	24,350
Tokyo Steel Manufacturing Co. Ltd.	1,500	12,871
Tokyo Tatemono Co. Ltd.	5,000	68,121
Tokyo TY Financial Group, Inc.	200	5,330
Tokyotokeiba Co. Ltd.	100	3,252
Tokyu Construction Co. Ltd.	2,500	20,001
Tokyu Corp.	11,000	161,939
Tokyu Fudosan Holdings Corp.	9,700	58,247
Tokyu REIT, Inc.	19	23,128
TOMONY Holdings, Inc.	3,900	19,103
Tomy Co. Ltd.	1,100	13,460
Topcon Corp.	3,760	64,460
Toppan Forms Co. Ltd.	300	3,121
Toppan Printing Co. Ltd.	10,000	105,764
Topre Corp.	300	7,924
Topy Industries Ltd.	100	3,075
Toray Industries, Inc.	27,600	249,600
TORIDOLL Holdings Corp.	100	2,803
Toshiba Corp. (a)	83,527	189,526
Toshiba Machine Co. Ltd.	1,000	4,753
Toshiba Plant Systems & Services Corp.	400	6,516
Toshiba Tec Corp.	1,000	5,542
Tosho Co. Ltd.	100	4,626
Tosoh Corp.	12,000	143,136
Totetsu Kogyo Co. Ltd.	400	12,499
Toto Ltd.	3,300	133,054
Towa Pharmaceutical Co. Ltd.	100	4,835
Toyo Engineering Corp.	1,000	2,631
Toyo Ink South Carolina Holdings Co. Ltd.	18,749	97,448
Toyo Seikan Group Holdings Ltd.	3,800	62,354
Toyo Suisan Kaisha Ltd.	2,836	103,155
Toyo Tire & Rubber Co. Ltd.	1,800	37,096
Toyobo Co. Ltd.	11,000	20,953
Toyoda Gosei Co. Ltd.	1,300	30,777
Toyota Boshoku Corp.	800	16,748
Toyota Industries Corp.	3,200	172,126
Toyota Motor Corp.	50,792	2,862,629
Toyota Tsusho Corp.	5,649	181,903
TPR Co. Ltd.	1,200	37,988
Trancom Co. Ltd.	100	4,944
Trans Cosmos, Inc.	300	7,211
Trend Micro, Inc.	2,500	125,176
Trusco Nakayama Corp.	600	15,397
TS tech Co. Ltd.	600	17,824
TSI Holdings Co. Ltd.	300	2,169
Tsubaki Nakashima Co. Ltd.	300	6,027
Tsubakimoto Chain Co.	1,000	8,499
Tsukui Corp.	600	3,646
Tsumura & Co.	2,084	81,190
Tsuruha Holdings, Inc.	900	94,535
TV Asahi Corp.	100	1,820
Uacj Corp.	4,000	11,828
Ube Industries Ltd.	21,000	57,145
Ulvac, Inc.	1,159	62,237
Unicharm Corp.	7,700	197,625
Unipres Corp.	300	6,996
United Arrows Ltd.	400	12,137
United Super Markets Holdings, Inc.	2,500	25,375
United Urban Investment Corp.	75	111,842
Unitika Ltd. (a)	3,000	2,123
Universal Entertainment Corp.	300	8,613
Unizo Holdings Co. Ltd.	100	2,322
Ushio, Inc.	3,100	43,613
USS Co. Ltd.	4,300	86,862
V Technology Co. Ltd.	100	17,180
Valor Holdings Co. Ltd.	400	9,049
Vector, Inc.	900	13,103
VT Holdings Co. Ltd.	400	2,046
W-Scope Corp.	100	2,124
Wacoal Holdings Corp.	1,000	14,060
Wacom Co. Ltd.	4,200	15,163
Welcia Holdings Co. Ltd.	1,100	41,857
West Japan Railway Co.	3,256	233,852
Xebio Holdings Co. Ltd.	500	9,429
Yahoo! Japan Corp.	27,165	123,203
Yakult Honsha Co. Ltd.	1,700	115,960
YAMABIKO Corp.	200	2,424
Yamada Denki Co. Ltd.	21,110	112,783
Yamaguchi Financial Group, Inc.	4,000	47,131
Yamaha Corp.	3,200	113,202
Yamaha Motor Co. Ltd.	6,807	171,649
Yamato Holdings Co. Ltd.	7,200	144,660
Yamato Kogyo Co. Ltd.	800	22,459
Yamazaki Baking Co. Ltd.	2,900	58,239
Yamazen Co. Ltd.	300	3,083
Yaoko Co. Ltd.	400	17,271
Yaskawa Electric Corp.	5,500	147,721
Yodogawa Steel Works Ltd.	900	24,777
Yokogawa Bridge Holdings Corp.	200	3,044
Yokogawa Electric Corp.	5,912	99,691
Yokohama Reito Co. Ltd.	800	7,960
Yokohama Rubber Co. Ltd.	3,000	60,629
Yondoshi Holdings, Inc.	100	2,515
YONEX Co. Ltd.	400	3,835
Yoshinoya Holdings Co. Ltd.	2,300	38,909
Yuasa Trading Co. Ltd.	400	12,826
Zenkoku Hosho Co. Ltd.	1,000	42,995
Zenrin Co. Ltd.	700	21,557
Zensho Holdings Co. Ltd.	1,100	19,906
Zeon Corp.	6,000	75,269
ZERIA Pharmaceutical Co. Ltd.	200	3,490
Zojirushi Thermos	600	6,270

TOTAL JAPAN		80,553,707

Korea (South) - 3.4%
Advanced Process Systems Corp. (a)	72	2,832
AhnLab, Inc.	84	3,923
AMOREPACIFIC Corp.	639	161,756
AMOREPACIFIC Group, Inc.	794	86,140
Asiana Airlines, Inc. (a)	685	3,168
BEP International Holdings Ltd. (a)	55	467
BGFretail Co. Ltd.	468	38,612
BS Financial Group, Inc.	6,620	66,795
Bukwang Pharmaceutical Co. Ltd.	208	4,012
Celltrion, Inc. (a)	1,972	191,049
CHA Biotech Co. Ltd. (a)	292	3,129
Cheil Industries, Inc.	1,586	196,845
Cheil Worldwide, Inc.	1,563	28,401
Chong Kun Dang Pharmaceutical Corp.	156	15,671
CJ CGV Co. Ltd.	141	8,725
CJ CheilJedang Corp.	119	39,315
CJ Corp.	225	38,975
CJ E&M Corp.	481	32,083
CJ O Shopping Co. Ltd.	33	5,864
Com2uS Corp.	220	22,532
Cosmax, Inc.	101	9,334
Coway Co. Ltd.	1,192	105,477
Daelim Industrial Co.	396	32,424
Daesang Corp.	710	16,293
Daewoo Engineering & Construction Co. Ltd. (a)	1,110	8,117
Daou Technology, Inc.	69	1,371
DGB Financial Group Co. Ltd.	4,375	46,682
DIO Corp. (a)	21	655
Dong Suh Companies, Inc.	448	11,821
Dong-A Socio Holdings Co. Ltd.	6	691
Dongbu HiTek Co. Ltd. (a)	1,070	18,296
Dongbu Insurance Co. Ltd.	913	65,300
Dongkuk Steel Mill Co. Ltd.	352	4,510
Dongwon Industries Co.	9	2,226
Doosan Bobcat, Inc.	975	30,819
Doosan Heavy Industries & Construction Co. Ltd.	666	12,250
Doosan Infracore Co. Ltd. (a)	1,963	14,127
DOUBLEUGAMES Co. Ltd.	331	18,620
DuzonBizon Co. Ltd.	136	4,238
E-Mart Co. Ltd.	596	135,172
EO Technics Co. Ltd.	146	10,938
Fila Korea Ltd.	250	16,519
Foosung Co. Ltd. (a)	328	3,222
GemVax & Kael Co. Ltd. (a)	176	1,713
Genexine Co. Ltd. (a)	65	2,464
Grand Korea Leisure Co. Ltd.	182	3,730
Green Cross Corp.	278	45,674
Green Cross Holdings Corp.	407	11,920
GS Engineering & Construction Corp. (a)	720	20,476
GS Holdings Corp.	919	61,872
GS Retail Co. Ltd.	408	17,632
Halla Holdings Corp.	157	9,252
Hana Financial Group, Inc.	6,125	278,922
Hana Tour Service, Inc.	179	13,618
Handsome Co. Ltd.	125	4,029
Hanjin Kal Corp. (a)	744	15,645
Hankook Tire Co. Ltd.	2,053	114,571
Hankook Tire Worldwide Co. Ltd.	144	2,726
Hanmi Pharm Co. Ltd.	147	48,303
Hanmi Science Co. Ltd.	337	25,066
Hanon Systems	6,645	60,817
Hansae Co. Ltd.	90	2,105
Hansol Chemical Co. Ltd.	46	3,097
Hanssem Co. Ltd.	139	21,844
Hanwha Chemical Corp.	3,412	102,671
Hanwha Corp.	1,560	68,184
Hanwha Life Insurance Co. Ltd.	3,351	22,591
Hanwha Techwin Co. Ltd. (a)	548	19,524
Hite Jinro Co. Ltd.	68	1,454
HLB, Inc. (a)	873	11,108
Homecast Co. Ltd. (a)	104	839
Hotel Shilla Co.	790	45,851
Huchems Fine Chemical Corp.	136	3,030
HUGEL, Inc. (a)	34	17,651
Hyosung Corp.	729	109,031
Hyundai Construction Equipment Co. Ltd. (a)	20	6,545
Hyundai Department Store Co. Ltd.	262	25,968
Hyundai Electric & Energy System Co. Ltd. (a)	21	6,075
Hyundai Elevator Co. Ltd.	72	3,452
Hyundai Engineering & Construction Co. Ltd.	2,598	105,086
Hyundai Fire & Marine Insurance Co. Ltd.	2,065	83,711
Hyundai Glovis Co. Ltd.	370	51,869
Hyundai Greenfood Co. Ltd.	1,111	18,154
Hyundai Heavy Industries Co. Ltd. (a)	688	107,199
Hyundai Home Shopping Network Corp.	100	12,322
Hyundai Industrial Development & Construction Co.	2,332	88,809
Hyundai Mipo Dockyard Co. Ltd. (a)	153	14,686
Hyundai Mobis	1,384	304,003
Hyundai Motor Co.	3,179	411,591
Hyundai Robotics Co. Ltd. (a)	162	63,719
Hyundai Rotem Co. Ltd. (a)	47	787
Hyundai Steel Co.	1,699	95,119
Hyundai Wia Corp.	236	14,540
Iljin Materials Co. Ltd.	437	14,613
Iljin Materials Co. Ltd. rights 8/30/17 (a)	60	423
Illinois-Yang Pharmaceutical Co. Ltd.	24	788
Industrial Bank of Korea	11,020	152,026
INNOCEAN Worldwide, Inc.	16	976
iNtRON Biotechnology, Inc. (a)	22	637
IS Dongseo Co. Ltd.	24	889
JB Financial Group Co. Ltd.	368	2,277
Jeil Pharma Holdings, Inc.	18	785
Jeil Pharmaceutical Co. Ltd. (a)	43	2,757
Jenax, Inc. (a)	56	1,478
JW Holdings Corp.	116	929
JW Pharmaceutical Corp.	100	4,215
Kakao Corp.	1,059	113,471
Kangwon Land, Inc.	2,063	68,157
KB Financial Group, Inc.	9,266	492,286
KC Tech Co. Ltd.	652	13,856
KCC Corp.	139	54,176
KEPCO Plant Service & Engineering Co. Ltd.	257	10,326
Kia Motors Corp.	7,461	243,829
Kiwoom Securities Co. Ltd.	74	5,610
Koh Young Technology, Inc.	76	4,357
Kolon Industries, Inc.	569	33,380
Kolon Life Science, Inc.	117	12,380
Komipharm International Co. Ltd. (a)	479	17,322
Korea Aerospace Industries Ltd.	1,142	52,719
Korea Electric Power Corp.	5,512	219,579
Korea Electric Terminal Co. Ltd.	40	2,518
Korea Express Co. Ltd. (a)	197	32,806
Korea Gas Corp. (a)	700	31,377
Korea Investment Holdings Co. Ltd.	610	38,781
Korea Kolmar Co. Ltd.	356	22,569
Korea Petro Chemical Industries Co. Ltd.	31	7,155
Korea Real Estate Investment Trust Co.	960	3,099
Korea Zinc Co. Ltd.	165	72,707
Korean Air Lines Co. Ltd. (a)	1,186	37,700
Korean Reinsurance Co.	3,067	35,327
KT Corp.	90	2,796
KT Corp. sponsored ADR	640	11,642
KT Skylife Co. Ltd.	136	2,028
KT&G Corp.	2,785	283,490
Kumho Petro Chemical Co. Ltd.	424	28,622
Kumho Tire Co., Inc. (a)	1,096	7,389
Kwangju Bank Co. Ltd.	223	2,758
LG Chemical Ltd.	1,023	299,610
LG Corp.	1,798	121,051
LG Display Co. Ltd.	5,407	152,452
LG Electronics, Inc.	2,598	155,657
LG Fashion Corp.	209	5,850
LG Hausys Ltd.	145	14,242
LG Home Shopping, Inc.	38	7,991
LG Household & Health Care Ltd.	191	169,011
LG Innotek Co. Ltd.	275	36,832
LG International Corp.	169	4,437
LG Telecom Ltd.	2,349	34,922
Loen Entertainment, Inc.	14	1,120
Lotte Chemical Corp.	295	97,198
Lotte Chilsung Beverage Co. Ltd.	25	36,051
Lotte Confectionery Co. Ltd.	81	14,718
Lotte Fine Chemical Co. Ltd.	386	14,907
LOTTE Hi-Mart Co. Ltd.	97	6,028
Lotte Samkang Co. Ltd.	2	1,114
Lotte Shopping Co. Ltd.	239	56,126
LS Cable Ltd.	392	29,472
LS Industrial Systems Ltd.	338	17,444
Mando Corp.	151	34,584
Medipost Co. Ltd. (a)	18	1,104
Medy-Tox, Inc.	157	82,878
Meritz Financial Holdings Co.	497	6,745
Meritz Fire & Marine Insurance Co. Ltd.	1,224	25,848
Meritz Securities Co. Ltd.	2,769	12,882
Mirae Asset Daewoo Co. Ltd.	8,409	81,467
Mirae Asset Life Insurance Co. Ltd.	883	4,139
NAVER Corp.	592	424,467
NCSOFT Corp.	405	130,548
Netmarble Games Corp.	551	70,355
Nexen Corp.	3,437	27,099
Nexen Tire Corp.	309	3,670
NHN Entertainment Corp. (a)	81	5,547
Nong Shim Co. Ltd.	55	15,691
Oci Co. Ltd.	399	32,848
Orion Corp./Republic of Korea (a)	355	26,024
Orion Holdings Corp.	184	4,535
Osstem Implant Co. Ltd. (a)	126	6,762
Ottogi Corp.	19	13,284
Paradise Co. Ltd.	634	7,529
Partron Co. Ltd.	892	6,770
Poongsan Corp.	175	7,766
POSCO	1,484	443,091
Posco Daewoo Corp.	1,030	21,613
S&T Motiv Co. Ltd.	21	996
S-Oil Corp.	793	82,491
S.M. Entertainment Co. Ltd. (a)	126	3,330
S1 Corp.	277	22,804
Samlip General Food Co. Ltd.	19	2,799
Samsung Biologics Co. Ltd.	324	78,690
Samsung Card Co. Ltd.	273	9,677
Samsung Electro-Mechanics Co. Ltd.	1,337	111,861
Samsung Electronics Co. Ltd.	1,966	4,230,656
Samsung Engineering Co. Ltd. (a)	1,971	17,951
Samsung Fire & Marine Insurance Co. Ltd.	815	212,494
Samsung Heavy Industries Co. Ltd.	7,498	74,984
Samsung Life Insurance Co. Ltd.	1,704	190,950
Samsung SDI Co. Ltd.	1,214	182,653
Samsung SDS Co. Ltd.	805	128,664
Samsung Securities Co. Ltd.	1,786	64,667
Samyang Holdings Corp.	20	2,054
Sebang Global Battery Co. Ltd.	44	1,522
Seegene, Inc. (a)	124	3,228
Seoul Semiconductor Co. Ltd.	380	7,058
SFA Engineering Corp.	158	5,298
Shinhan Financial Group Co. Ltd.	9,497	451,007
Shinsegae Co. Ltd.	122	25,927
SillaJen, Inc.	1,938	42,915
SK C&C Co. Ltd.	814	197,334
SK Chemicals Co. Ltd.	1,168	71,440
SK Energy Co. Ltd.	1,616	254,679
SK Gas Co. Ltd.	28	2,875
SK Hynix, Inc.	11,916	702,234
SK Materials Co., Ltd.	159	26,208
SK Networks Co. Ltd.	2,149	12,146
SK Securities Co. Ltd. (a)	9,793	11,324
SK Telecom Co. Ltd.	361	89,187
SKC Co. Ltd.	1,350	43,697
Soulbrain Co. Ltd.	328	20,062
Ssangyong Cement Industrial Co. Ltd.	133	1,704
Ssangyong Cement Industrial Co. Ltd. rights 8/21/17	9	8
STX Pan Ocean Co. Ltd. (Korea) (a)	6,095	31,728
Taekwang Industrial Co. Ltd.	2	2,205
Tong Yang Life Insurance Co. Ltd.	381	3,310
Tongyang, Inc.	451	900
Toptec Co. Ltd.	860	22,269
Vieworks Co. Ltd.	36	1,575
ViroMed Co. Ltd. (a)	190	17,322
WONIK IPS Co. Ltd. (a)	486	14,190
Woori Bank	5,530	94,312
Woori Investment & Securities Co. Ltd.	2,549	32,206
Youngone Corp.	229	6,707
Yuhan Corp.	244	51,526
YUNGJIN Pharmaceutical Co. Ltd. (a)	1,256	10,744

TOTAL KOREA (SOUTH)		16,697,493

Luxembourg - 0.3%
ADO Properties SA	722	32,611
Aperam	1,000	48,613
ArcelorMittal SA (Netherlands) (a)	13,666	359,067
B&M European Value Retail S.A.	15,947	75,746
Eurofins Scientific SA	207	115,270
Grand City Properties SA	1,743	36,129
Millicom International Cellular SA (depository receipt)	1,185	74,266
Pegas NONWOVENS SA	912	42,013
RTL Group SA	808	62,938
SAF-Holland SA	689	12,186
Senvion SA (a)	939	14,245
SES SA (France) (depositary receipt)	7,213	169,708
Subsea 7 SA	6,224	92,139
Tenaris SA	9,443	149,412

TOTAL LUXEMBOURG		1,284,343

Malaysia - 0.6%
AEON Credit Service Bhd	450	1,429
AirAsia Bhd	22,600	17,050
Alliance Financial Group Bhd	10,100	9,271
AMMB Holdings Bhd	63,200	73,068
Astro Malaysia Holdings Bhd	24,500	14,764
Axiata Group Bhd	58,877	63,669
Berjaya Sports Toto Bhd	6,300	3,502
British American Tobacco (Malaysia) Bhd	3,400	34,941
Bumi Armada Bhd	5,300	867
Bumiputra-Commerce Holdings Bhd	75,896	116,109
Bursa Malaysia Bhd	3,800	9,195
Cahya Mata Sarawak Bhd	36,300	33,913
CapitaLand Malaysia Mall Trust	4,400	1,583
Carlsberg Brewery BHD	6,000	21,021
Dialog Group Bhd	42,600	19,203
DiGi.com Bhd	103,800	116,370
Felda Global Ventures Holdings Bhd	10,500	3,997
Gamuda Bhd	78,400	97,050
Genting Bhd	65,100	147,792
Genting Malaysia Bhd	72,700	101,880
Genting Plantations Bhd	5,700	14,272
Hap Seng Consolidated Bhd	6,200	13,178
Hartalega Holdings Bhd	10,400	17,173
Hong Leong Bank Bhd	10,800	39,603
Hong Leong Credit Bhd	1,600	6,398
IGB (REIT)	19,600	7,874
IHH Healthcare Bhd	41,200	56,774
IJM Corp. Bhd	125,600	101,794
Inari Amertron Bhd	8,600	5,142
IOI Corp. Bhd	78,900	82,374
IOI Properties Group Bhd	15,875	7,786
Kossan Rubber Industries Bhd	1,200	1,990
KPJ Healthcare Bhd	49,500	48,095
Kuala Lumpur Kepong Bhd	9,400	54,448
Lafarge Malaysia Bhd	17,400	23,205
Mah Sing Group Bhd	78,600	29,006
Malayan Banking Bhd	63,234	140,897
Malaysia Airports Holdings Bhd	33,800	69,076
Malaysia Building Society Bhd	10,158	2,918
Maxis Bhd	29,900	39,457
MISC Bhd	19,700	34,003
My E.G.Services Bhd	30,250	15,261
Osk Holdings Bhd	2,500	934
Petronas Chemicals Group Bhd	60,500	98,207
Petronas Dagangan Bhd	6,200	34,436
Petronas Gas Bhd	12,700	55,588
POS Malaysia & Services Holding BHD	2,300	2,842
PPB Group Bhd	16,700	65,762
Public Bank Bhd	55,800	264,306
QL Resources Bhd	13,500	15,734
RHB Capital Bhd	8,700	10,160
SapuraKencana Petroleum Bhd	144,500	51,975
Sime Darby Bhd	44,089	97,312
Sunway (REIT)	5,900	2,356
Sunway Bhd	2,323	2,322
Telekom Malaysia Bhd	32,300	47,980
Tenaga Nasional Bhd	62,100	204,800
TIME dotCom Bhd	3,100	6,987
Top Glove Corp. Bhd	10,100	13,541
UEM Land Holdings Bhd (a)	9,900	2,659
UMW Holdings Bhd	6,700	9,123
UMW Oil & Gas Corp. Bhd (a)	6,909	484
UOA Development Bhd	4,000	2,429
Westports Holdings Bhd	15,700	13,678
Yinson Holdings Bhd	23,500	19,485
YTL Corp. Bhd	56,800	18,573
YTL Power International Bhd	59,400	19,423

TOTAL MALAYSIA		2,758,494

Malta - 0.0%
Brait SA	8,117	38,747
Kindred Group PLC (depositary receipt)	4,032	44,870

TOTAL MALTA		83,617

Marshall Islands - 0.0%
Seaspan Corp.	665	4,456
VTTI Energy Partners LP	136	2,679

TOTAL MARSHALL ISLANDS		7,135

Mauritius - 0.0%
Golden Agri-Resources Ltd.	246,700	71,908
Mexico - 0.8%
Alfa SA de CV Series A	53,500	74,168
Alsea S.A.B. de CV	15,211	59,212
America Movil S.A.B. de CV Series L	667,696	591,091
Banregio Grupo Financiero S.A.B. de CV	3,100	20,365
Bolsa Mexicana de Valores S.A.B. de CV	3,500	6,026
CEMEX S.A.B. de CV unit	300,732	290,554
Coca-Cola FEMSA S.A.B. de CV Series L	9,000	76,616
Compartamos S.A.B. de CV	12,300	18,703
Concentradora Fibra Danhos SA de CV	1,300	2,317
Concentradora Fibra Hotelera Mexicana SA de CV	2,200	1,850
Controladora Comercial Mexicana S.A.B de C.V. (a)	23,100	23,408
Controladora Vuela Compania de Aviacion S.A.B. de CV (a)	9,400	12,968
Corporacion Inmobiliaria Vesta S.A.B. de CV	8,100	12,212
Credito Real S.A.B. de CV	13,100	23,216
El Puerto de Liverpool S.A.B. de CV Class C	5,300	47,661
Embotelladoras Arca S.A.B. de CV	9,200	68,205
Fibra Uno Administracion SA de CV	71,135	131,461
Fomento Economico Mexicano S.A.B. de CV unit	38,591	389,714
Genomma Lab Internacional SA de CV (a)	18,100	23,273
Gruma S.A.B. de CV Series B	3,660	50,552
Grupo Aeromexico S.A.B. de CV (a)	4,586	9,565
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	9,196	105,305
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	4,230	90,350
Grupo Aeroportuario Norte S.A.B. de CV	6,100	38,613
Grupo Bimbo S.A.B. de CV Series A	37,277	94,247
Grupo Carso SA de CV Series A1	10,227	42,649
Grupo Comercial Chedraui S.A.B. de CV	3,100	6,478
Grupo Financiero Banorte S.A.B. de CV Series O	50,339	333,718
Grupo Financiero Inbursa S.A.B. de CV Series O	53,300	96,316
Grupo Financiero Interacciones SA de CV	500	2,812
Grupo Financiero Santander Mexico S.A.B. de CV	45,900	94,262
Grupo Herdez S.A.B. de CV	800	1,806
Grupo Lala S.A.B. de CV	7,900	15,576
Grupo Mexico SA de CV Series B	77,517	252,504
Grupo Televisa SA de CV	50,670	270,079
Hoteles City Express S.A.B. de CV (a)	1,700	2,155
Industrias Bachoco SA de CV Series B	2,600	12,963
Industrias CH SA de CV (a)	2,000	9,681
Industrias Penoles SA de CV	2,480	60,970
Infraestructura Energetica Nova S.A.B. de CV	11,433	64,806
Kimberly-Clark de Mexico SA de CV Series A	41,867	84,287
Macquarie Mexican (REIT)	28,400	35,080
Mexichem S.A.B. de CV	18,128	51,658
Minera Frisco S.A.B. de CV (a)	4,100	2,612
Prologis Property Mexico SA	1,900	3,759
Promotora y Operadora de Infraestructura S.A.B. de CV	4,075	44,745
Qualitas Controladora S.A.B. de CV	2,300	3,822
Telesites S.A.B. de C.V. (a)	40,900	30,234
Terrafina	6,700	11,667
Unifin Financiera SAPI de CV	2,000	6,515
Wal-Mart de Mexico SA de CV Series V	102,830	237,284

TOTAL MEXICO		4,040,090

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	80,000	104,880
Netherlands - 2.9%
Aalberts Industries NV	2,036	88,937
ABN AMRO Group NV GDR	6,970	197,283
Accell Group NV	348	10,612
AEGON NV	35,310	197,929
AerCap Holdings NV (a)	3,197	156,973
Airbus Group NV	11,308	944,858
Akzo Nobel NV	5,013	453,847
Altice NV:
Class A (a)	6,818	168,324
Class B (a)	3,352	82,933
AMG Advanced Metallurgical Group NV	399	13,783
Arcadis NV	1,962	40,146
ASM International NV (Netherlands)	1,371	82,545
ASML Holding NV (Netherlands)	7,323	1,104,316
ASR Nederland NV	1,902	71,938
Basic-Fit NV (a)	130	2,438
BE Semiconductor Industries NV	996	64,719
BinckBank NV	316	1,740
Brunel International NV	60	922
CNH Industrial NV	21,046	244,160
COSMO Pharmaceuticals NV	204	32,616
CSM NV (exchangeable)	943	30,464
Eurocommercial (Certificaten Van Aandelen) unit	1,187	48,036
Euronext NV	1,524	89,123
EXOR NV	2,325	139,268
Ferrari NV	2,522	266,012
Fiat Chrysler Automobiles NV	21,920	264,679
Flow Traders BV	209	6,329
Fugro NV (Certificaten Van Aandelen) (a)	983	15,791
Gemalto NV	1,810	92,264
Heineken Holding NV	1,745	171,476
Heineken NV (Bearer)	4,112	429,193
IMCD Group BV	1,851	103,721
ING Groep NV (Certificaten Van Aandelen)	75,861	1,417,374
Intertrust NV	626	10,749
Interxion Holding N.V. (a)	2,425	116,085
Kendrion NV	921	39,250
Koninklijke Ahold Delhaize NV	26,163	535,657
Koninklijke BAM Groep NV	2,574	15,315
Koninklijke Boskalis Westminster NV	3,012	107,770
Koninklijke DSM NV	3,460	255,505
Koninklijke KPN NV	68,613	248,871
Koninklijke Philips Electronics NV	18,882	721,595
Koninklijke Wessanen NV	1,072	18,909
Mobileye NV (a)	3,953	250,225
NN Group NV	5,734	232,757
Nsi NV	159	6,215
NXP Semiconductors NV (a)	6,729	742,411
OCI NV (a)	958	20,544
Philips Lighting NV	1,749	66,462
PostNL NV	9,278	43,933
QIAGEN NV (Germany)	5,544	184,584
Randstad Holding NV	2,905	175,317
Refresco Group NV	1,213	23,708
RELX NV	20,565	431,956
SBM Offshore NV	4,996	86,407
Steinhoff International Holdings NV (South Africa)	60,318	302,076
STMicroelectronics NV (France)	13,373	226,568
Takeaway.com Holding BV (c)	411	18,778
TKH Group NV (depositary receipt)	565	34,573
TomTom Group BV (a)	7,482	79,564
Unilever NV (Certificaten Van Aandelen) (Bearer)	32,328	1,883,999
VastNed Retail NV	905	41,354
Vopak NV	1,329	63,348
Wereldhave NV	938	45,438
Wolters Kluwer NV	5,695	253,591

TOTAL NETHERLANDS		14,318,263

New Zealand - 0.2%
Air New Zealand Ltd.	16,605	41,776
Argosy Property Ltd.	3,566	2,785
Auckland International Airport Ltd.	22,775	119,044
Chorus Ltd.	5,091	17,052
Contact Energy Ltd.	25,876	104,160
Fisher & Paykel Healthcare Corp.	10,565	87,039
Fletcher Building Ltd.	17,859	107,163
Freightways Ltd.	2,052	12,251
Genesis Energy Ltd.	3,981	7,415
Goodman Property Trust	5,636	5,312
Infratil Ltd.	17,752	41,195
Kiwi Property Group Ltd.	14,818	15,246
Mercury Nz Ltd.	9,218	24,091
Meridian Energy Ltd.	30,885	66,801
Metlifecare Ltd.	1,937	8,132
New Zealand Refining Co. Ltd.	2,258	4,189
Precinct Properties New Zealand Ltd.	32,328	30,591
Ryman Healthcare Group Ltd.	9,971	66,046
Sky Network Television Ltd.	8,011	19,914
SKYCITY Entertainment Group Ltd.	22,810	69,206
Spark New Zealand Ltd.	49,812	140,283
Summerset Group Holdings Ltd.	1,469	5,351
The a2 Milk Co. Ltd. (a)	10,223	33,858
Trade Maine Group Ltd.	4,666	19,168
Xero Ltd. (a)	2,424	48,023
Z Energy Ltd.	5,722	33,261

TOTAL NEW ZEALAND		1,129,352

Norway - 0.5%
Akastor ASA (a)	1,713	3,486
Aker ASA (A Shares)	176	6,670
Aker Bp ASA	2,834	53,488
Aker Solutions ASA (a)	1,985	9,939
Austevoll Seafood ASA	2,606	23,200
B2Holding ASA	10,356	23,049
Borregaard ASA	1,689	21,159
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	6,261	7,294
DNB ASA	18,874	371,102
Entra ASA	1,334	17,729
Europris ASA (a)	6,082	28,543
Gjensidige Forsikring ASA	4,532	78,503
IDEX ASA (a)	2,103	2,100
Kongsberg Automotive ASA (a)	6,068	6,413
Leroy Seafood Group ASA	4,480	25,999
Marine Harvest ASA	8,671	161,557
Merkantildata ASA	1,332	16,348
Nordic Nanovector ASA (a)	1,041	11,101
Nordic VLSI ASA (a)	1,393	6,892
Norsk Hydro ASA	26,024	167,969
Norway Royal Salmon ASA	135	2,318
Norwegian Air Shuttle A/S (a)	523	12,871
Norwegian Finans Holding ASA (a)	3,567	38,334
Ocean Yield ASA	229	1,951
Opera Software ASA	778	3,216
Orkla ASA	16,029	165,124
Petroleum Geo-Services ASA (a)	4,198	9,178
Protector Forsikring ASA	1,752	17,157
Renewable Energy Corp. ASA (a)	21,761	2,686
Salmar ASA	732	19,038
Schibsted ASA:
(A Shares)	2,901	74,048
(B Shares)	990	23,167
Skandiabanken ASA	1,730	19,472
Sparebanken Midt-Norge	1,230	12,436
Sparebanken Nord-Norge	2,669	19,942
Statoil ASA	21,643	406,760
Storebrand ASA (A Shares)	12,080	100,861
Telenor ASA	14,416	288,399
TGS Nopec Geophysical Co. ASA	3,733	78,906
Thin Film Electronics ASA (a)	2,726	1,359
Wallenius Wilhelmsen Logistics (a)	3,283	20,584
XXL ASA	1,862	18,116
Yara International ASA	3,770	150,218

TOTAL NORWAY		2,528,682

Pakistan - 0.1%
Engro Corp. Ltd.	6,200	19,081
Fauji Fertilizer Co. Ltd.	31,000	23,609
Habib Bank Ltd.	11,000	24,657
Hub Power Co. Ltd.	17,200	20,150
Lucky Cement Ltd. (a)	2,900	19,476
MCB Bank Ltd.	28,400	55,663
National Bank of Pakistan	15,500	8,974
Oil & Gas Development Co. Ltd.	34,300	50,900
Pakistan State Oil Co. Ltd.	7,000	26,168
United Bank Ltd.	9,900	19,543

TOTAL PAKISTAN		268,221

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	32,701	173,708
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	6,645	81,335
Grana y Montero SAA sponsored ADR (a)	2,645	8,438

TOTAL PERU		89,773

Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	28,920	43,558
Aboitiz Power Corp.	16,800	12,993
ABS CBN Broadcasting Corp. (depositary receipt)	1,100	954
Alliance Global Group, Inc.	125,700	35,796
Ayala Corp.	5,040	86,455
Ayala Land, Inc.	166,700	138,845
Bank of the Philippine Islands (BPI)	11,510	23,876
BDO Unibank, Inc.	35,063	87,543
Benpres Holdings Corp.	43,900	6,094
Bloomberry Resorts Corp. (a)	34,400	6,003
Cebu Air, Inc.	5,790	11,597
CEMEX Holdings Philippines, Inc.	12,400	1,495
Cosco Capital, Inc.	9,000	1,380
D&L Industries, Inc.	13,200	3,209
DMCI Holdings, Inc.	89,300	28,512
DoubleDragon Properties Corp. (a)	7,760	7,079
Filinvest Land, Inc.	24,000	842
First Gen Corp.	9,200	3,156
First Phillipines Holdings Corp.	6,460	8,455
Globe Telecom, Inc.	385	16,156
GT Capital Holdings, Inc.	1,875	45,103
International Container Terminal Services, Inc.	11,690	24,759
JG Summit Holdings, Inc.	65,700	103,580
Jollibee Food Corp.	12,790	57,069
Manila Water Co., Inc.	38,600	24,495
Megaworld Corp.	325,000	30,936
Metro Pacific Investments Corp.	198,000	26,661
Metropolitan Bank & Trust Co.	27,440	47,342
Philippine Long Distance Telephone Co.	1,480	48,046
PNOC Energy Development Corp.	167,200	19,795
Robinsons Land Corp.	24,400	12,436
Security Bank Corp.	460	2,135
SM Investments Corp.	5,490	87,860
SM Prime Holdings, Inc.	185,000	128,039
Universal Robina Corp.	22,990	73,402
Vista Land & Lifescapes, Inc.	61,300	7,282

TOTAL PHILIPPINES		1,262,938

Poland - 0.3%
Alior Bank SA (a)	2,564	45,707
Asseco Poland SA	2,194	27,592
Bank Handlowy w Warszawie SA	351	6,931
Bank Millennium SA (a)	8,524	18,277
Bank Polska Kasa Opieki SA	3,082	109,540
Bank Zachodni WBK SA	676	71,449
BRE Bank SA (a)	373	47,199
Budimex SA	198	12,169
CD Projekt RED SA	1,012	24,345
Ciech SA	399	6,414
Cyfrowy Polsat SA	4,115	29,297
ENEA SA	2,607	10,984
Energa SA	3,153	11,163
Eurocash SA	763	7,539
Globe Trade Centre SA	954	2,542
Grupa Lotos SA	2,524	34,058
Jastrzebska Spolka Weglowa SA (a)	1,527	35,154
KGHM Polska Miedz SA (Bearer)	3,268	111,152
Kruk SA	429	41,042
LPP SA	29	56,456
Netia Holdings SA	7,446	8,200
NG2 SA	483	32,775
PKP Cargo SA (a)	727	12,535
Polish Oil & Gas Co. SA	37,624	69,896
Polska Grupa Energetyczna SA	14,060	51,223
Polski Koncern Naftowy Orlen SA	6,096	180,299
Powszechna Kasa Oszczednosci Bank SA	17,697	181,264
Powszechny Zaklad Ubezpieczen SA	11,541	142,154
Synthos SA	4,408	5,443
Tauron Polska Energia SA (a)	13,734	14,552
Telekomunikacja Polska SA	13,155	19,939
Warsaw Stock Exchange	1,335	17,431
Zaklady Azotowe w Tarnowie-Moscicach SA	855	16,740

TOTAL POLAND		1,461,461

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	162,243	46,364
CTT Correios de Portugal SA	2,294	14,971
Energias de Portugal SA	47,189	167,587
Galp Energia SGPS SA Class B	10,352	165,929
Jeronimo Martins SGPS SA	4,108	80,848
NOS SGPS SA	7,541	48,027
Portucel Industrial Empresa Produtora de Celulosa SA	1,969	8,484
REN - Redes Energeticas Nacionais SGPS SA	17,477	56,689
Sonae SGPS SA	6,937	7,982

TOTAL PORTUGAL		596,881

Qatar - 0.1%
Barwa Real Estate Co.	1,039	9,546
Doha Bank	2,988	25,442
Ezdan Holding Group	12,442	44,597
Gulf International Services QSC (a)	100	629
Gulf Warehousing Co. (a)	1,657	22,483
Industries Qatar QSC	4,761	125,931
Masraf al Rayan	6,816	78,256
Medicare Group (a)	250	5,837
Qatar Electricity & Water Co.	301	16,295
Qatar First Bank (a)	1,004	2,085
Qatar Gas Transport Co. Ltd. (Nakilat)	2,878	14,300
Qatar Insurance Co. SAQ	1,990	38,261
Qatar Islamic Bank	964	25,551
Qatar National Bank SAQ	3,851	145,969
Qatar National Cement Co. QSC	53	1,073
Qatar Telecom (Qtel) Q.S.C. (a)	1,055	27,760
Salam International Investment Ltd. QSC (a)	4,397	11,087
The Commercial Bank of Qatar (a)	2,727	23,369
United Development Co. (a)	3,348	15,596
Vodafone Qatar QSC (a)	8,279	21,103

TOTAL QATAR		655,170

Russia - 0.6%
Aeroflot - Russian Airlines	11,579	39,061
Alrosa Co. Ltd.	52,805	73,878
DIXY Group OJSC (a)	310	1,146
Gazprom OAO	209,781	407,352
Inter Rao Ues JSC	540,486	34,170
LSR Group OJSC GDR (Reg. S)	4,351	10,878
Lukoil PJSC	8,448	396,747
Magnit OJSC GDR (Reg. S)	6,471	237,486
Mechel Steel Group OAO sponsored ADR (a)	320	1,523
MMC Norilsk Nickel PJSC	1,175	175,493
Mobile TeleSystems OJSC sponsored ADR	12,320	105,582
Moscow Exchange MICEX-RTS OAO	26,658	47,729
Mosenergo PJSC	60,000	2,620
NOVATEK OAO GDR (Reg. S)	1,832	191,627
Novolipetsk Steel OJSC	26,901	56,241
PhosAgro OJSC GDR (Reg. S)	2,268	31,298
Rosneft Oil Co. OJSC	22,777	118,590
Rostelecom PJSC	22,941	24,998
RusHydro PJSC	1,213,260	15,556
Sberbank of Russia	214,174	589,949
Severstal PAO	4,293	59,861
Sistema JSFC sponsored GDR	2,256	9,024
Surgutneftegas OJSC	122,066	54,347
Tatneft PAO	31,898	208,119
TMK OAO GDR (Reg. S)	2,884	15,083
VTB Bank OJSC	121,307,980	121,105

TOTAL RUSSIA		3,029,463

Singapore - 0.9%
Accordia Golf Trust	13,000	6,763
Ascendas Hospitality Trust unit	11,400	7,066
Ascendas Real Estate Investment Trust	58,100	115,758
Ascott Residence Trust	12,771	11,215
Asian Pay Television Trust	50,400	21,385
Cache Logistics Trust	4,400	2,873
CapitaCommercial Trust (REIT)	29,300	37,189
CapitaLand Ltd.	65,800	179,170
CapitaMall Trust	68,600	101,750
CapitaRetail China Trust	3,101	3,799
CDL Hospitality Trusts unit	3,900	4,605
City Developments Ltd.	8,500	70,627
ComfortDelgro Corp. Ltd.	47,200	80,458
Croesus Retail Trust	4,463	3,919
CWT Ltd.	5,600	8,554
DBS Group Holdings Ltd.	36,866	588,158
Esr (REIT)	15,800	6,587
Ezion Holdings Ltd. (a)	51,300	9,085
Far East Hospitality Trust unit	12,777	6,317
First (REIT)	8,337	8,305
First Resources Ltd.	20,200	27,874
Frasers Centrepoint Trust	9,100	14,102
Frasers Commercial Trust	3,156	3,260
Frasers Logistics & Industrial Trust	5,000	4,040
Global Logistic Properties Ltd.	58,700	143,377
Hutchison Port Holdings Trust	103,700	49,258
Jardine Cycle & Carriage Ltd.	1,900	56,587
K-REIT Asia	24,628	21,081
Keppel Corp. Ltd.	33,300	157,512
Keppel DC (REIT)	6,900	6,517
Lippo Malls Indonesia Retail Trust	7,700	2,614
Macquarie MEAG Prime (REIT)	8,200	4,720
Manulife U.S. REIT	2,600	2,392
Mapletree Commercial Trust	26,523	31,413
Mapletree Greater China Commercial Trust	110,900	90,838
Mapletree Industrial (REIT)	15,800	21,628
Mapletree Logistics Trust (REIT)	14,231	12,602
MobileOne Ltd.	2,400	3,197
OUE Hospitality Trust	14,400	8,023
Oue Ltd.	6,100	9,003
Oversea-Chinese Banking Corp. Ltd.	66,300	555,782
Parkway Life REIT	1,400	2,800
Raffles Medical Group Ltd.	6,678	6,332
Rht Health Trust	35,300	23,183
Sembcorp Industries Ltd.	14,500	34,561
Sembcorp Marine Ltd.	7,800	9,699
Sheng Siong Group Ltd.	9,400	6,555
SIIC Environment Holdings Ltd.	4,900	1,754
Singapore Airlines Ltd.	13,200	101,205
Singapore Airport Terminal Service Ltd.	9,800	34,929
Singapore Exchange Ltd.	23,000	128,480
Singapore Post Ltd.	36,300	35,225
Singapore Press Holdings Ltd.	43,000	92,337
Singapore Technologies Engineering Ltd.	27,700	77,061
Singapore Telecommunications Ltd.	156,900	459,649
SPH REIT	3,000	2,214
StarHub Ltd.	7,400	14,908
Suntec (REIT)	63,200	88,610
United Engineers Ltd.	15,800	30,547
United Overseas Bank Ltd.	28,114	497,698
UOL Group Ltd.	14,631	85,185
Venture Corp. Ltd.	5,200	50,536
Wilmar International Ltd.	27,400	67,532
Wing Tai Holdings Ltd.	6,800	10,237
Yangzijiang Shipbuilding Holdings Ltd.	48,400	50,538
Yanlord Land Group Ltd.	17,000	22,706
Yoma Strategic Holdings Ltd.	8,600	3,776

TOTAL SINGAPORE		4,437,660

South Africa - 1.4%
Advtech Ltd.	4,172	5,682
Aeci Ltd.	3,629	29,189
African Rainbow Minerals Ltd.	3,001	21,357
Alexander Forbes Group Holdings Ltd.	5,905	3,038
Anglo American Platinum Ltd. (a)	641	15,695
AngloGold Ashanti Ltd.	9,421	95,148
Arrowhead Properties Ltd. A linked	7,131	4,735
Ascendis Health Ltd.	1,377	2,090
Aspen Pharmacare Holdings Ltd.	7,748	162,418
Assore Ltd.	679	11,000
Astral Foods Ltd.	227	2,492
Attacq Ltd. (a)	3,905	5,298
AVI Ltd.	12,579	93,540
Barclays Africa Group Ltd.	14,942	163,947
Barloworld Ltd.	8,163	73,455
Bidcorp Ltd.	6,405	153,744
Bidvest Group Ltd.	7,676	97,672
Blue Label Telecoms Ltd.	2,242	2,880
Capitec Bank Holdings Ltd.	705	45,995
Cashbuild Ltd.	316	8,608
City Lodge Hotels Ltd.	140	1,498
Clicks Group Ltd.	4,485	50,796
Coronation Fund Managers Ltd.	6,216	32,224
Curro Holdings Ltd. (a)	854	2,751
DataTec Ltd.	4,215	18,371
Delta Property Fund Ltd.	3,990	2,201
Dis-Chem Pharmacies Pty Ltd.	10,513	22,655
Discovery Ltd.	7,346	78,211
Emira Property Fund Ltd.	40,873	43,885
EOH Holdings Ltd.	1,660	13,572
Exxaro Resources Ltd.	4,522	37,374
Famous Brands Ltd.	478	4,231
FirstRand Ltd.	64,756	254,823
Fortress Income Fund Ltd.:
Class A	24,877	33,279
Class B	15,520	44,986
Foschini Ltd.	6,647	76,508
Gold Fields Ltd.	17,591	70,175
Grindrod Ltd. (a)	13,572	12,749
Growthpoint Properties Ltd.	34,367	64,620
Harmony Gold Mining Co. Ltd.	5,635	10,070
Hosken Consolidated Investment Ltd.	537	5,275
Hyprop Investments Ltd.	4,172	37,419
Impala Platinum Holdings Ltd. (a)	11,723	31,321
Imperial Holdings Ltd.	5,345	70,506
Investec Ltd.	7,562	56,548
Invicta Holdings Ltd.	553	2,245
JSE Ltd.	2,784	27,885
KAP Industrial Holdings Ltd.	15,169	9,231
Liberty Holdings Ltd.	3,198	27,423
Life Healthcare Group Holdings Ltd.	34,611	66,445
Massmart Holdings Ltd.	1,266	10,629
MMI Holdings Ltd.	13,676	21,429
Mondi Ltd.	2,907	75,483
Mpact Ltd.	4,213	8,791
Mr Price Group Ltd.	4,598	60,404
MTN Group Ltd.	35,018	314,846
Murray & Roberts Holdings Ltd.	6,685	7,026
Nampak Ltd. (a)	6,072	8,800
Naspers Ltd. Class N	8,748	1,933,785
Nedbank Group Ltd.	3,694	61,405
Netcare Ltd.	19,544	36,407
Northam Platinum Ltd. (a)	4,161	14,499
Oceana Group Ltd.	307	2,201
Omnia Holdings Ltd.	834	8,616
Peregrine Holdings Ltd.	1,032	2,349
Pick 'n Pay Stores Ltd.	5,165	24,852
Pioneer Foods Ltd.	4,559	48,479
Pretoria Portland Cement Co. Ltd. (a)	11,311	4,094
PSG Group Ltd.	1,922	37,720
Rand Merchant Insurance Holdings Ltd.	8,531	27,194
Rebosis Property Fund Ltd.	1,887	1,617
Redefine Properties Ltd.	78,855	64,442
Remgro Ltd.	10,733	174,082
Resilient Property Income Fund Ltd.	5,252	52,222
Reunert Ltd.	2,341	12,775
RMB Holdings Ltd.	12,237	59,046
SA Corporate Real Estate Fund	11,462	4,871
Sanlam Ltd.	29,809	150,077
Sappi Ltd.	9,529	63,130
Sasol Ltd.	11,095	334,426
Shoprite Holdings Ltd.	8,310	127,171
Sibanye Gold Ltd.	31,951	40,782
Spar Group Ltd.	5,388	67,520
Standard Bank Group Ltd.	26,213	325,665
Sun International Ltd.	949	3,997
Super Group Ltd. (a)	2,952	8,162
Telkom SA Ltd.	3,309	16,333
Tiger Brands Ltd.	3,100	93,973
Tongaat Hulett Ltd.	1,330	11,985
Transaction Capital Ltd.	5,348	6,006
Trencor Ltd.	2,696	7,201
Truworths International Ltd.	6,590	37,804
Tsogo Sun Holdings Ltd.	16,839	29,171
Vodacom Group Ltd.	9,362	126,498
Vukile Property Fund Ltd.	7,975	11,679
Wilson Bayly Holmes-Ovcon Ltd.	1,650	17,203
Woolworths Holdings Ltd.	27,828	133,030
Zeder Investments Ltd.	15,221	7,761

TOTAL SOUTH AFRICA		6,904,898

Spain - 2.3%
Abertis Infraestructuras SA	12,537	247,701
Acerinox SA	5,439	69,989
ACS Actividades de Construccion y Servicios SA	5,437	208,218
Aena SA	1,281	250,593
Almirall SA	1,068	10,342
Amadeus IT Holding SA Class A	8,380	516,448
Applus Services SA	3,883	50,104
Atresmedia Corporacion de Medios de Comunicacion SA	1,314	15,431
Axiare Patrimonio SOCIMI SA	967	18,058
Azucarera Ebro Agricolas SA	2,057	49,237
Banco Bilbao Vizcaya Argentaria SA	132,265	1,196,692
Banco de Sabadell SA	101,643	227,775
Banco Popular Espanol SA (a)	47,579	1
Banco Santander SA (Spain)	319,504	2,183,893
Bankia SA	20,059	101,680
Bankinter SA	14,108	137,583
Bolsas Y Mercados Espanoles	2,321	85,203
CaixaBank SA	72,650	378,408
Catalana Occidente SA	1,006	44,802
Cellnex Telecom Sau	3,912	87,989
Cemex Latam Holdings SA (a)	1,110	4,052
Cie Automotive SA	630	15,609
Codere SA (a)	24,737	13,178
Compania de Distribucion Integral Logista Holdings SA	686	17,744
Construcciones y Auxiliar de Ferrocarriles	610	27,144
Corporacion Financiera Alba SA	282	17,676
Distribuidora Internacional de Alimentacion SA	10,680	72,103
Enagas SA	5,048	142,733
Ence Energia y Celulosa SA	6,455	27,509
Endesa SA	6,276	148,665
Euskaltel, S.A.	1,664	17,008
Faes Farma SA	4,830	15,324
Ferrovial SA	10,763	232,464
Fomento Construcciones y Contratas SA (FOCSA) (a)	2,569	28,362
Gamesa Corporacion Tecnologica SA	4,430	72,633
Gas Natural SDG SA	5,880	137,753
Grifols SA	7,462	209,840
Grupo Acciona SA	760	65,002
Hispania Activos Inmobiliarios SA	1,415	25,528
Iberdrola SA	111,560	880,079
Inditex SA	20,244	803,574
Indra Sistemas (a)	2,583	40,041
Inmobiliaria Colonial SA	5,013	46,876
International Consolidated Airlines Group SA	11,623	88,899
Lar Espana Real Estate Socimi SA	1,518	15,239
Liberbank SA (a)	12,149	14,051
MAPFRE SA (Reg.)	22,688	84,630
Mediaset Espana Comunicacion SA	2,218	27,963
Melia Hotels International SA	4,299	66,744
Merlin Properties Socimi SA	6,773	91,243
Miquel y Costas & Miquel SA	527	19,496
New Hampshire Hotel Group S.A	2,123	14,149
Obrascon Huarte Lain SA	1,909	8,045
Pharma Mar SA (a)	1,992	9,079
Promotora de Informaciones SA (a)	255	967
Prosegur Compania de Seguridad SA (Reg.)	9,371	64,231
Red Electrica Corporacion SA	8,661	185,782
Repsol YPF SA	24,949	418,210
Sacyr SA (a)	3,064	8,190
Saeta Yield SA	797	9,152
Talgo SA	1,196	6,922
Tecnicas Reunidas SA	1,293	45,866
Telefonica SA	88,006	996,489
Telepizza Group SAU (a)	426	2,521
Tubacex SA (a)	2,062	8,055
Viscofan Envolturas Celulosicas SA	1,627	97,053
Zardoya Otis SA	3,279	34,431

TOTAL SPAIN		11,258,451

Sweden - 2.2%
AarhusKarlshamn AB	1,311	96,939
AF AB (B Shares)	1,812	39,702
Ahlsell AB	6,404	44,101
Alfa Laval AB	5,228	116,814
Alimak Group AB	203	3,520
Arcam AB (a)	48	2,015
ASSA ABLOY AB (B Shares)	20,950	448,903
Atlas Copco AB:
(A Shares)	9,179	331,984
(B Shares)	12,461	403,750
Attendo AB	1,482	18,631
Avanza Bank Holding AB	608	25,084
Axfood AB	1,383	23,296
Bergman & Beving AB (B Shares)	315	3,902
Betsson AB (B Shares)	1,770	17,023
Bilia AB (A Shares)	828	7,999
Billerud AB	2,966	46,912
BioGaia AB	75	2,796
Boliden AB	5,612	176,274
Bonava AB	1,532	26,812
Bravida AB	2,352	17,639
Bure Equity AB	215	2,643
BYGGmax Group AB	241	1,948
Capio AB	734	4,173
Castellum AB	4,432	68,891
Cherry AB (a)	2,000	13,562
Clas Ohlson AB (B Shares)	208	4,277
Cloetta AB	3,295	11,794
Com Hem Holding AB	3,784	55,304
D. Carnegie & Co. AB (a)	152	2,203
Dios Fastigheter AB	228	1,333
Dometic Group AB	5,907	49,933
Duni AB	486	7,043
Dustin Group AB	1,681	14,106
Electrolux AB (B Shares)	5,806	198,620
Elekta AB (B Shares)	7,705	74,198
Eltel AB (a)	3,974	12,650
Essity AB Class B (a)	12,645	366,642
Evolution Gaming Group AB	552	34,109
Fabege AB	2,351	46,445
Fastighets AB Balder (a)	2,393	60,908
Fingerprint Cards AB	6,155	28,817
Getinge AB (B Shares)	5,318	92,346
Granges AB	1,128	12,469
H&M Hennes & Mauritz AB (B Shares) (a)	19,271	502,784
Haldex AB (a)	927	12,371
Hansa Medical AB (a)	607	13,909
Hemfosa Fastigheter AB	4,338	53,219
Hexagon AB (B Shares)	5,329	263,354
HEXPOL AB (B Shares)	6,820	69,815
Hoist Finance AB	741	8,214
Holmen AB (B Shares)	1,087	49,087
Hufvudstaden AB Series A	1,962	34,167
Husqvarna AB (B Shares)	8,014	81,542
ICA Gruppen AB	1,437	57,595
Industrivarden AB (C Shares)	2,589	62,851
Indutrade AB	1,319	32,559
Intrum Justitia AB	1,992	64,839
Investment AB Oresund	100	1,780
Investor AB (B Shares)	7,582	359,670
Inwido AB	1,240	15,589
ITAB Shop Concept AB	678	5,857
JM AB (B Shares)	2,643	92,772
Kinnevik AB (B Shares)	5,397	165,778
Klovern AB (B Shares)	27,231	34,773
Kungsleden AB	3,049	20,053
LeoVegas AB	1,894	14,896
Lindab International AB	627	6,593
Loomis AB (B Shares)	2,177	80,891
Lundbergfoeretagen AB	717	56,436
Lundin Petroleum AB	5,386	122,546
Mekonomen AB	97	2,042
Modern Times Group MTG AB (B Shares)	1,979	68,828
Momentum Group AB Class B (a)	315	3,248
Mycronic AB	1,365	14,244
NCC AB Series B	1,301	33,871
Net Entertainment NE AB	2,558	24,681
New Wave Group AB (B Shares)	582	4,055
Nibe Industrier AB (B Shares)	7,066	67,432
Nobia AB	1,989	20,435
Nobina AB	3,257	16,055
Nolato AB Series B	288	12,645
Nordax Group AB	443	2,431
Nordea Bank AB	59,751	754,122
Nordnet AB Class B	492	2,316
Pandox AB	745	13,407
Peab AB	3,464	40,673
Probi AB	251	11,503
Ratos AB (B Shares)	1,921	9,184
RaySearch Laboratories AB (a)	398	9,760
Recipharm AB	570	6,848
Resurs Holding AB	3,822	25,279
Rezidor Hotel Group AB	372	1,433
Saab AB (B Shares)	1,176	54,577
Sandvik AB	23,908	376,959
Scandic Hotels Group AB	1,001	13,917
Securitas AB (B Shares)	7,339	122,259
Skandinaviska Enskilda Banken AB (A Shares)	29,848	378,192
Skanska AB (B Shares)	8,065	183,400
SKF AB (B Shares)	7,818	155,512
SkiStar AB	101	2,245
SSAB Svenskt Stal AB:
(A Shares) (a)	2,768	13,984
(B Shares) (a)	17,052	70,415
Starbreeze AB (a)	563	1,060
Svenska Cellulosa AB (SCA) (B Shares)	13,868	114,825
Svenska Handelsbanken AB (A Shares)	30,187	449,414
Sweco AB (B Shares)	1,104	26,979
Swedbank AB (A Shares)	17,746	462,769
Swedish Match Co. AB	3,140	110,451
Swedish Orphan Biovitrum AB (a)	3,071	46,785
Tele2 AB (B Shares)	7,318	87,104
Telefonaktiebolaget LM Ericsson (B Shares)	64,201	415,535
TeliaSonera AB	50,111	235,541
Thule Group AB	1,564	30,452
Tobii AB (a)	723	3,242
Trelleborg AB (B Shares)	5,880	138,519
Vitrolife AB	402	32,563
Volvo AB (B Shares)	31,080	528,150
Wallenstam AB (B Shares)	2,507	25,524
Wihlborgs Fastigheter AB	3,588	87,280

TOTAL SWEDEN		10,614,595

Switzerland - 5.3%
ABB Ltd. (Reg.)	39,432	923,747
Adecco SA (Reg.)	3,771	287,812
AFG Arbonia-Forster-Holding AG (a)	353	6,717
Allreal Holding AG	370	67,308
ALSO Holding AG	335	43,826
APG SGA SA	5	2,258
Aryzta AG	2,118	68,077
Ascom Holding AG (Reg.)	772	15,289
Autoneum Holding AG	13	3,124
Bachem Holding AG (B Shares)	167	18,514
Baloise Holdings AG	975	156,694
Banque Cantonale Vaudoise	50	36,170
Barry Callebaut AG	67	95,551
Basilea Pharmaceutica AG (a)	172	15,306
Bell AG	8	3,682
BKW AG	153	8,718
Bobst Group SA	58	6,460
Bossard Holding AG	85	18,372
Bucher Industries AG	102	34,019
Burckhardt Compression Holding AG	84	24,954
Burkhalter Holding AG	21	2,975
Cembra Money Bank AG	741	66,479
Clariant AG (Reg.)	7,499	174,495
Coca-Cola HBC AG	3,346	101,185
Comet Holding AG	110	15,699
Compagnie Financiere Richemont SA Series A	10,613	902,213
Credit Suisse Group AG	47,102	724,037
Daetwyler Holdings AG	208	34,009
Dufry AG (a)	691	110,123
EFG International	430	3,197
Emmi AG	57	40,173
Ems-Chemie Holding AG	164	114,144
Flughafen Zuerich AG	667	170,173
Forbo Holding AG (Reg.)	47	71,306
Galenica AG	996	106,403
GAM Holding Ltd.	3,153	49,727
Geberit AG (Reg.)	778	374,296
Georg Fischer AG (Reg.)	89	101,246
Givaudan SA	193	384,224
Helvetia Holding AG (Reg.)	136	76,020
Huber+Suhner AG	427	30,448
Idorsia Ltd. (a)	1,451	27,161
Implenia AG	208	15,391
INFICON Holding AG	12	6,584
Intershop Holding AG	12	5,935
Julius Baer Group Ltd.	4,993	282,639
Kaba Holding AG (B Shares) (Reg.)	48	42,790
Kardex AG	92	10,142
Komax Holding AG (Reg.)	49	14,316
Kudelski SA (Bearer)	453	7,215
Kuehne & Nagel International AG	1,069	186,173
Lafargeholcim Ltd. (Reg.)	9,253	553,582
Leonteq AG (a)	74	4,179
Lindt & Spruengli AG	2	136,326
Lindt & Spruengli AG (participation certificate)	18	102,477
Logitech International SA (Reg.)	3,304	120,105
Lonza Group AG	1,559	370,826
Meyer Burger Technology AG (a)	5,000	7,860
Mobimo Holding AG	93	26,545
Nestle SA (Reg. S)	61,650	5,203,863
Novartis AG	44,365	3,778,912
OC Oerlikon Corp. AG (Reg.)	6,699	98,031
Oriflame Holding AG (a)	600	23,037
Orior AG	98	7,307
Panalpina Welttransport Holding AG	199	25,211
Pargesa Holding SA	2,018	161,114
Partners Group Holding AG	340	220,818
PSP Swiss Property AG	746	67,892
Rieter Holding AG (Reg.)	147	34,053
Roche Holding AG (participation certificate)	13,994	3,542,851
Santhera Pharmaceuticals Holding AG (a)	205	15,243
Schindler Holding AG:
(participation certificate)	867	187,038
(Reg.)	373	78,461
Schmolz & Bickenbach AG (a)	6,294	5,793
Schweiter Technologies AG	16	21,064
SFS Group AG	421	47,893
SGS SA (Reg.)	111	245,429
Siegfried Holding AG	168	48,865
Sika AG	47	323,962
Sonova Holding AG Class B	1,149	186,440
St.Galler Kantonalbank AG	93	41,429
Straumann Holding AG	174	98,341
Sulzer AG (Reg.)	198	22,217
Sunrise Communications Group AG	915	72,106
Swatch Group AG (Bearer)	497	197,320
Swatch Group AG (Bearer) (Reg.)	1,661	127,974
Swiss Life Holding AG	662	241,673
Swiss Prime Site AG	1,565	141,213
Swiss Re Ltd.	6,293	606,880
Swisscom AG	480	234,651
Tecan Group AG	152	28,358
Temenos Group AG	1,158	111,974
u-blox Holding AG	126	25,032
UBS Group AG	72,069	1,253,633
Valiant Holding AG	432	50,931
Valora Holding AG	26	8,631
VAT Group AG	507	66,695
Vontobel Holdings AG	523	34,805
VZ Holding AG	73	23,517
Ypsomed Holding AG	32	4,997
Zehnder Group AG	53	1,861
Zurich Insurance Group AG	2,907	886,275
ZZ Holding AG	40	41,864

TOTAL SWITZERLAND		26,055,070

Taiwan - 2.9%
A-DATA Technology Co. Ltd.	1,000	2,552
Accton Technology Corp.	11,000	29,307
Acer, Inc.	83,000	40,793
Advanced Ceramic X Corp.	1,000	12,180
Advanced Semiconductor Engineering, Inc.	149,436	200,363
Advantech Co. Ltd.	5,499	41,587
AmTRAN Technology Co. Ltd.	4,000	2,575
Asia Cement Corp.	141,000	124,599
Asia Pacific Telecom Co. Ltd. (a)	33,000	11,686
ASPEED Tech, Inc.	1,000	23,234
ASUSTeK Computer, Inc.	14,000	130,202
AU Optronics Corp.	190,000	76,869
Bank of Kaohsiung Co. Ltd.	14,728	4,996
Capital Securities Corp.	7,000	2,301
Catcher Technology Co. Ltd.	14,000	160,784
Cathay Financial Holding Co. Ltd.	205,000	333,813
Chang Hwa Commercial Bank	108,240	63,408
Cheng Loong Corp.	28,000	14,688
Cheng Shin Rubber Industry Co. Ltd.	51,000	103,133
Cheng Uei Precision Industries Co. Ltd.	3,000	4,066
Chicony Electronics Co. Ltd.	12,065	31,027
Chin-Poon Industrial Co. Ltd.	6,000	11,855
China Airlines Ltd.	41,000	12,593
China Bills Finance Corp.	4,000	1,979
China Development Finance Holding Corp.	279,000	84,122
China Life Insurance Co. Ltd.	80,120	84,722
China Motor Co. Ltd.	3,000	2,591
China Petrochemical Development Corp. (a)	37,000	15,430
China Steel Chemical Corp.	1,000	3,790
China Steel Corp.	360,000	295,487
China Synthetic Rubber Corp.	2,000	2,264
Chinatrust Financial Holding Co. Ltd.	446,960	286,982
Chipbond Technology Corp.	13,000	21,427
Chroma ATE, Inc.	16,000	50,572
Chunghwa Telecom Co. Ltd.	78,000	263,490
Clevo Co. Ltd.	2,000	1,787
Compal Electronics, Inc.	78,000	51,760
Compeq Manufacturing Co. Ltd.	6,000	5,521
Coretronic Corp.	14,000	17,723
CTCI Corp.	10,000	16,300
Cub Elecparts, Inc.	2,000	24,823
Delta Electronics, Inc.	52,000	276,225
E Ink Holdings, Inc.	12,000	12,828
E.SUN Financial Holdings Co. Ltd.	146,532	93,357
ECLAT Textile Co. Ltd.	3,060	35,193
EGiS Technology, Inc. (a)	1,000	8,076
Elan Microelectronics Corp.	3,000	4,543
Elite Advanced Laser Corp.	1,200	4,925
Elite Material Co. Ltd.	4,000	19,792
eMemory Technology, Inc.	1,000	14,678
Ennoconn Corp.	1,000	15,009
EPISTAR Corp. (a)	30,000	28,695
Eternal Materials Co. Ltd.	9,160	10,308
EVA Airways Corp.	54,150	26,256
Evergreen Marine Corp. (Taiwan) (a)	14,000	7,669
Everlight Electronics Co. Ltd.	11,000	16,729
Far Eastern Department Stores Co. Ltd.	5,000	2,491
Far Eastern International Bank	51,080	16,838
Far Eastern Textile Ltd.	42,000	34,543
Far EasTone Telecommunications Co. Ltd.	56,000	135,299
Farglory Land Development Co. Ltd.	10,000	12,511
Feng Hsin Iron & Steel Co.	17,000	29,089
Feng Tay Enterprise Co. Ltd.	5,120	21,944
Firich Enterprise Co. Ltd.	1,000	1,483
First Financial Holding Co. Ltd.	166,270	112,261
FLEXium Interconnect, Inc.	19,000	88,666
Formosa Chemicals & Fibre Corp.	68,000	204,802
Formosa Petrochemical Corp.	39,000	136,822
Formosa Plastics Corp.	89,000	266,872
Formosa Taffeta Co. Ltd.	3,000	2,969
Foxconn Technology Co. Ltd.	39,010	117,232
Fubon Financial Holding Co. Ltd.	142,000	220,417
Genius Electronic Optical Co. Ltd. (a)	1,000	11,451
Getac Technology Corp.	2,000	2,529
Giant Manufacturing Co. Ltd.	4,000	19,726
Giga-Byte Technology Co. Ltd.	3,000	3,833
GlobalWafers Co. Ltd.	2,000	15,787
Grand Pacific Petrochemical Corp.	3,000	2,169
Grape King Bio Ltd.	1,000	6,338
Great Wall Enterprise Co. Ltd.	2,000	2,168
Greatek Electronics, Inc.	9,000	15,251
HannStar Display Corp.	34,000	10,274
Highwealth Construction Corp.	11,000	18,203
HIWIN Technologies Corp.	3,020	21,889
Hon Hai Precision Industry Co. Ltd. (Foxconn)	318,000	1,236,658
Hota Industrial Manufacturing Co. Ltd.	3,063	14,040
Hotai Motor Co. Ltd.	7,000	85,025
HTC Corp. (a)	9,000	21,357
Hua Nan Financial Holdings Co. Ltd.	147,496	86,161
Huaku Development Co. Ltd.	1,000	2,115
Innolux Corp.	171,000	83,478
International Games Systems Co. Ltd.	1,000	5,262
Inventec Corp.	123,000	98,312
Kenda Rubber Industrial Co. Ltd.	3,060	4,795
King Slide Works Co. Ltd.	1,000	14,050
King Yuan Electronics Co. Ltd.	13,000	12,951
King's Town Bank	4,000	4,130
Kinpo Electronics, Inc.	6,000	2,194
Kinsus Interconnect Technology Corp.	2,000	5,395
LandMark Optoelectronics Corp.	1,000	13,719
Largan Precision Co. Ltd.	2,000	364,726
Lee Chang Yung Chemical Industry Corp.	5,000	7,248
Lien Hwa Industrial Corp.	2,050	1,907
Lite-On Technology Corp.	53,009	85,704
Long Chen Paper Co. Ltd.	8,000	10,061
Long Chen Paper Co. Ltd. rights 8/14/17	138	21
Makalot Industrial Co. Ltd.	7,000	31,276
MediaTek, Inc.	31,000	272,915
Mega Financial Holding Co. Ltd.	194,000	164,050
Mercuries Life Insurance Co. Ltd.	4,179	2,185
Merida Industry Co. Ltd.	4,000	19,130
Merry Electronics Co. Ltd.	5,000	41,288
Micro-Star International Co. Ltd.	9,000	23,353
MiTAC Holdings Corp.	5,000	5,982
Namchow Chemical Industrial Co. Ltd.	1,000	2,138
Nan Ya Plastics Corp.	100,000	251,535
Nankang Rubber Tire Co. Ltd.	2,000	1,830
Nanya Technology Corp.	34,000	70,218
Neo Solar Power Corp. (a)	6,000	2,770
Nien Made Enterprise Co. Ltd.	2,000	24,392
Novatek Microelectronics Corp.	27,000	102,765
OBI Pharma, Inc. (a)	1,000	7,116
Oriental Union Chemical Corp.	4,000	3,720
PChome Online, Inc.	1,062	7,452
Pegatron Corp.	60,000	195,800
PharmaEngine, Inc.	1,198	7,613
PharmaEssentia Corp.	1,000	4,965
Phison Electronics Corp.	6,000	83,404
Pou Chen Corp.	37,000	49,963
Powertech Technology, Inc.	22,000	71,284
Poya International Co. Ltd.	1,010	12,870
President Chain Store Corp.	11,000	93,200
Primax Electronics Ltd.	3,000	6,553
Prince Housing & Development Corp.	6,000	2,165
Qisda Corp.	25,000	19,775
Quanta Computer, Inc.	52,000	123,226
Radiant Opto-Electronics Corp.	5,000	11,882
Realtek Semiconductor Corp.	15,000	56,099
Ruentex Development Co. Ltd. (a)	7,000	7,576
Ruentex Industries Ltd.	15,000	22,241
SerComm Corp.	1,000	2,532
Shin Kong Financial Holding Co. Ltd.	118,000	31,517
Shin Zu Shing Co. Ltd.	1,000	3,052
Shinkong Insurance Co. Ltd.	2,000	1,688
Siliconware Precision Industries Co. Ltd.	32,000	52,664
Simplo Technology Co. Ltd.	6,000	19,064
SINBON Electronics Co. Ltd.	1,000	2,449
Sino-American Silicon Products, Inc.	14,000	28,126
Sinopac Holdings Co.	147,350	46,183
St.Shine Optical Co. Ltd.	1,000	20,586
Standard Foods Corp.	40,110	106,732
Synnex Technology International Corp.	21,100	23,464
Systex Corp.	1,000	1,903
Ta Chen Stainless Pipe Co. Ltd.	4,119	2,365
Taichung Commercial Bank Co. Ltd.	121,068	41,672
TaiMed Biologics, Inc. (a)	7,000	51,201
Tainan Spinning Co. Ltd.	5,000	2,184
Taishin Financial Holdings Co. Ltd.	177,506	83,423
Taiwan Business Bank	45,400	12,877
Taiwan Cement Corp.	69,000	79,929
Taiwan Cooperative Financial Holding Co. Ltd.	145,350	79,375
Taiwan Fertilizer Co. Ltd.	11,000	14,927
Taiwan Fire & Marine Insurance Co. Ltd.	3,000	1,891
Taiwan Glass Industry Corp. (a)	24,000	12,272
Taiwan High Speed Rail Corp.	48,000	41,384
Taiwan Hon Chuan Enterprise Co. Ltd.	2,000	3,614
Taiwan Mobile Co. Ltd.	46,000	164,424
Taiwan Paiho Ltd.	4,000	16,681
Taiwan Secom Co.	1,000	2,959
Taiwan Semiconductor Manufacturing Co. Ltd.	496,000	3,503,972
Taiwan Shin Kong Security Co. Ltd.	2,000	2,512
Taiwan Surface Mounting Technology Co. Ltd.	3,000	2,457
Tatung Co. Ltd. (a)	30,000	12,610
TECO Electric & Machinery Co. Ltd.	75,000	70,620
Ton Yi Industrial Corp.	5,000	2,400
Tong Hsing Electronics Industries Ltd.	1,000	4,137
Tong Yang Industry Co. Ltd.	5,000	9,284
Topco Scientific Co. Ltd.	4,000	12,246
Transcend Information, Inc.	1,000	2,962
Tripod Technology Corp.	15,000	48,950
TSRC Corp.	6,000	6,742
TTY Biopharm Co. Ltd.	1,000	3,260
Tung Ho Steel Enterprise Corp.	3,000	2,477
Tung Thih Electronic Co. Ltd.	1,000	7,116
TXC Corp.	2,000	2,889
Unified-President Enterprises Corp.	92,000	175,995
Unimicron Technology Corp.	27,000	17,559
United Microelectronics Corp.	227,000	104,125
USI Corp.	5,100	2,523
Vanguard International Semiconductor Corp.	16,000	29,972
Voltronic Power Technology Corp.	1,000	17,144
Walsin Lihwa Corp.	39,000	17,167
Walsin Technology Corp.	2,000	3,581
Waterland Financial Holdings Co. Ltd.	17,000	5,385
Wei-Chuan Food Corp. (a)	2,000	1,231
Win Semiconductors Corp.	6,389	37,427
Winbond Electronics Corp.	60,000	36,241
Wistron Corp.	38,089	38,449
Wistron NeWeb Corp.	2,000	6,401
WPG Holding Co. Ltd.	27,000	37,800
WT Microelectronics Co. Ltd.	2,000	2,962
Yageo Corp.	9,000	34,255
Yieh Phui Enterprise Co.	5,000	2,168
Yuanta Financial Holding Co. Ltd.	186,000	79,720
Yuen Foong Yu Paper Manufacturing Co.	4,000	1,357
Yulon Motor Co. Ltd.	12,000	10,485
Yungtay Engineering Co. Ltd.	18,000	29,787

TOTAL TAIWAN		14,077,067

Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)	23,400	130,443
Airports of Thailand PCL	18,200	28,167
Airports of Thailand PCL (For. Reg.)	76,500	118,394
Asia Plus Group Holdings PCL	15,000	1,650
Bangkok Airways PCL	65,400	35,966
Bangkok Bank PCL (For. Reg.)	7,000	38,811
Bangkok Chain Hospital PCL	5,500	2,314
Bangkok Dusit Medical Services PCL (For. Reg.)	88,200	50,625
Bangkok Expressway and Metro PCL	101,000	22,764
Bangkok Land PCL	52,700	2,867
Banpu PCL (For. Reg.)	29,500	14,450
Beauty Community PCL	9,600	3,433
BEC World PCL (For. Reg.)	29,200	16,234
Berli Jucker PCL (For. Reg)	25,700	35,720
BTS Group Holdings PCL	109,600	28,325
Bumrungrad Hospital PCL	8,800	46,279
Bumrungrad Hospital PCL (For. Reg.)	4,800	25,243
C.P. ALL PCL	23,600	43,084
C.P. ALL PCL (For. Reg.)	86,700	158,281
Carabao Group PCL	1,000	2,089
Central Pattana PCL (For. Reg.)	32,900	68,714
CH. Karnchang PCL	2,700	2,312
Charoen Pokphand Foods PCL (For. Reg.)	66,360	49,057
Chularat Hospital PCL	25,300	1,962
Delta Electronics PCL (For. Reg.)	7,400	19,736
Dynasty Ceramic PCL (For. Reg.)	17,900	2,173
Electricity Generating PCL (For. Reg.)	1,900	12,447
Energy Absolute PCL	15,900	17,679
Energy Earth PCL	7,600	333
Esso Thailand PCL (a)	18,200	5,387
Global Power Synergy Public Co. Ltd.	2,000	2,314
Glow Energy PCL (For. Reg.)	7,900	19,230
Group Lease PCL	1,700	1,037
Gunkul Engineering PCL	22,283	2,558
Hana Microelectronics PCL (For. Reg.)	12,900	15,603
Home Product Center PCL (For. Reg.)	289,100	86,009
Indorama Ventures PCL (For. Reg.)	61,200	68,508
IRPC PCL (For. Reg.)	360,500	59,584
Jasmine International Public Co. Ltd.	25,200	5,680
Kasikornbank PCL	4,300	25,586
Kasikornbank PCL (For. Reg.)	33,800	201,115
KCE Electronics PCL	6,600	17,156
Kiatnakin Bank PCL (For. Reg.)	3,600	7,221
Krung Thai Bank PCL (For. Reg.)	66,700	36,280
Krungthai Card PCL (For. Reg.)	500	1,499
Major Cineplex Group PCL (For. Reg.)	1,400	1,294
Minor International PCL (For. Reg.)	34,400	43,676
Muangthai Leasing PCL	2,900	3,116
PTG Energy PCL	6,300	3,484
PTT Exploration and Production PCL (For. Reg.)	33,800	89,384
PTT Global Chemical PCL (For. Reg.)	44,600	96,165
PTT PCL (For. Reg.)	20,400	237,862
Robinsons Department Store PCL (For. Reg.)	3,700	6,477
Siam Cement PCL (For. Reg.)	9,800	149,018
Siam Commercial Bank PCL (For. Reg.)	32,400	143,128
Siam Global House PCL	4,935	2,032
Sino-Thai Engineering & Construction PCL (For. Reg.)	16,300	12,613
SPCG Public Co. Ltd.	18,900	11,473
Sri Trang Agro-Industry PCL	14,800	5,471
Srisawad Power 1979 PCL	5,096	8,078
Supalai PCL (For. Reg.)	3,500	2,503
Superblock Public Co. Ltd. (a)	93,600	3,629
Thai Airways International PCL (For. Reg.) (a)	8,100	4,528
Thai Oil PCL	19,400	49,992
Thai Oil PCL (For. Reg.)	10,700	27,573
Thai Union Frozen Products PCL (For. Reg.)	41,300	25,195
Thai Vegetable Oil PCL	1,800	1,636
Thanachart Capital PCL (For. Reg.)	7,300	10,475
TISCO Financial Group PCL	10,800	23,936
TMB PCL (For. Reg.)	133,300	9,454
True Corp. PCL (For. Reg.) (a)	399,500	67,831
TThai Tap Water Supply PCL	5,000	1,638
U City PCL (a)	7,088,100	6,390
Vibhavadi Medical Center PCL	86,900	6,999
Vibhavadi Medical Center PCL warrants 12/31/99	6,684	131
WHA Corp. PCL	232,000	21,195

TOTAL THAILAND		2,610,695

Turkey - 0.3%
Akbank T.A.S.	54,036	160,603
Akcansa Cimento A/S	294	1,026
Albaraka Turk Katilim Bankasi A/S	3,589	1,469
Anadolu Efes Biracilik Ve Malt Sanayii A/S	4,054	23,776
Anadolu Sigoria	2,500	2,025
Arcelik A/S	3,361	24,830
Aselsan A/S	4,545	31,072
Aygaz A/S	428	1,960
Bim Birlesik Magazalar A/S JSC	4,673	91,087
Cimsa Cimento Sanayi Ve Ticaret A/S	254	1,087
Coca-Cola Icecek Sanayi A/S	764	9,226
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (a)	28,292	25,564
Eregli Demir ve Celik Fabrikalari T.A.S.	34,752	77,416
Ford Otomotiv Sanayi A/S	3,281	41,952
Haci Omer Sabanci Holding A/S	30,143	92,587
Koc Holding A/S	16,969	78,978
NET Holding A/S (a)	1,018	894
Petkim Petrokimya Holding A/S	11,371	20,775
Soda Sanayii AS	1,280	2,073
TAV Havalimanlari Holding A/S	1,121	6,791
Tekfen Holding A/S	626	1,944
Tofas Turk Otomobil Fabrikasi A/S	1,179	10,352
Tupras Turkiye Petrol Rafinelleri A/S	2,484	76,510
Turk Hava Yollari AO (a)	17,102	42,909
Turk Sise ve Cam Fabrikalari A/S	3,731	4,771
Turk Telekomunikasyon A/S (a)	4,378	9,019
Turkcell Iletisim Hizmet A/S	14,315	52,308
Turkiye Garanti Bankasi A/S	70,502	211,144
Turkiye Halk Bankasi A/S	16,480	70,662
Turkiye Is Bankasi A/S Series C	40,384	86,865
Turkiye Sinai Kalkinma Bankasi A/S	4,075	1,772
Turkiye Vakiflar Bankasi TAO	9,319	18,641
Ulker Biskuvi Sanayi A/S	5,387	32,512
Yapi ve Kredi Bankasi A/S (a)	23,496	30,310

TOTAL TURKEY		1,344,910

United Arab Emirates - 0.1%
Abu Dhabi Commercial Bank PJSC	40,789	80,511
Air Arabia PJSC (a)	25,938	7,485
Aldar Properties PJSC	115,849	73,804
Arabtec Holding Co. (a)	17,581	16,561
Damac Properties Dubai Co. PJSC (a)	36,484	39,732
Dana Gas PJSC (a)	48,405	8,434
DP World Ltd.	3,880	89,240
Dubai Islamic Bank Pakistan Ltd.	14,989	24,811
Dubai Parks and Resorts PJSC (a)	83,207	17,488
Emaar Malls Group PJSC	41,833	28,245
Emaar Properties PJSC	61,144	137,168
Emirates Telecommunications Corp.	29,630	151,254
Eshraq Properties Co. PJSC (a)	6,866	1,757
National Bank of Abu Dhabi PJSC (a)	22,100	64,079
Orascom Construction Ltd. (a)	364	2,457
Waha Capital PJSC (a)	6,006	3,009

TOTAL UNITED ARAB EMIRATES		746,035

United Kingdom - 11.1%
3i Group PLC	19,065	235,445
AA PLC	20,133	64,895
Abcam PLC	5,475	74,188
Aberdeen Asset Management PLC	15,386	66,869
Acacia Mining PLC	2,351	5,404
Admiral Group PLC	4,156	113,397
Advanced Medical Solutions Group PLC	2,018	7,928
Aggreko PLC	6,193	69,331
Aldermore Group PLC (a)	1,587	4,548
Allied Minds PLC (a)	3,073	6,568
Amec Foster Wheeler PLC	7,252	42,464
Amerisur Resources PLC (a)	9,213	2,188
Anglo American PLC (United Kingdom)	27,390	452,633
Antofagasta PLC	8,232	102,748
AO World PLC (a)	1,982	3,079
Arrow Global Group PLC	1,312	7,560
Ascential PLC	11,271	53,387
Ashmore Group PLC	7,208	34,237
Ashtead Group PLC	9,709	208,676
ASOS PLC (a)	1,048	79,894
Associated British Foods PLC	6,958	272,107
Assura PLC	22,631	19,140
AstraZeneca PLC (United Kingdom)	25,448	1,516,779
Auto Trader Group PLC	21,242	107,258
Aveva Group PLC	1,078	28,219
Aviva PLC	75,285	535,128
Babcock International Group PLC	5,417	60,358
BAE Systems PLC	63,796	506,297
Balfour Beatty PLC	20,627	71,848
Barclays PLC	338,278	907,008
Barratt Developments PLC	20,852	169,337
BBA Aviation PLC	25,806	102,043
Beazley PLC	15,798	106,825
Bellway PLC	2,693	113,345
Berendsen PLC	3,194	53,731
Berkeley Group Holdings PLC	2,930	135,150
BGEO Group PLC	1,624	73,859
BHP Billiton PLC	42,792	780,270
Biffa PLC	16,227	48,226
Big Yellow Group PLC	2,006	20,512
Blue Prism Group PLC (a)	786	8,867
Bodycote PLC	6,074	72,928
Booker Group PLC	38,025	96,578
Bovis Homes Group PLC	1,704	22,730
BP PLC	385,472	2,264,167
Brewin Dolphin Holding PLC	3,892	18,435
British American Tobacco PLC (United Kingdom)	43,143	2,683,742
British Land Co. PLC	18,845	151,795
Britvic PLC	9,411	88,656
BT Group PLC	168,372	696,774
BTG PLC (a)	7,206	62,655
Bunzl PLC	6,253	188,765
Burberry Group PLC	8,666	195,634
Cairn Energy PLC (a)	7,642	18,119
Capita Group PLC	14,613	126,961
Capital & Counties Properties PLC	16,747	63,548
Card Factory PLC	3,004	12,156
Carillion PLC	13,103	9,820
Carnival PLC	3,639	245,619
Carphone Warehouse Group PLC	28,218	100,151
Centrica PLC	105,966	277,526
Chemring Group PLC	2,817	6,653
Chesnara PLC	1,100	5,551
Cineworld Group PLC	2,497	22,716
Civitas Social Housing PLC	12,154	17,640
Clinigen Group PLC	1,942	25,674
Close Brothers Group PLC	3,611	73,371
Cobham PLC	54,638	95,663
Coca-Cola European Partners PLC	4,909	213,477
Compass Group PLC	29,056	619,901
ConvaTec Group PLC	20,285	83,156
Conviviality PLC	806	4,092
Costain Group PLC	1,866	11,571
Countryside Properties PLC	8,773	41,636
Countrywide PLC	278	567
Crest Nicholson PLC	3,080	21,863
Croda International PLC	2,568	125,398
CVS Group PLC	537	9,140
CYBG PLC (a)	27,325	96,333
Daily Mail & General Trust PLC Class A	6,539	54,914
Dairy Crest Group PLC	2,499	19,569
Dart Group PLC	677	4,343
De La Rue PLC	885	7,788
Debenhams PLC	18,859	10,700
Dechra Pharmaceuticals PLC	2,727	63,865
Derwent London PLC	1,771	66,548
DFS Furniture PLC	13,771	38,519
Diageo PLC	48,873	1,578,449
Dialog Semiconductor PLC (a)	1,814	79,250
Dignity PLC	1,628	54,709
Diploma PLC	1,629	23,212
Direct Line Insurance Group PLC	28,151	139,136
Domino's Pizza UK & IRL PLC	9,557	33,592
Drax Group PLC	8,299	34,864
DS Smith PLC	20,120	128,166
Dunelm Group PLC	2,111	16,767
easyJet PLC	3,052	49,771
Electrocomponents PLC	7,549	61,753
Elementis PLC	15,588	60,960
EMIS Group PLC	1,676	20,985
Empiric Student Property PLC	4,194	6,073
EnQuest PLC (a)	7,561	3,342
Enterprise Inns PLC (a)	7,215	13,565
Equiniti Group PLC	5,288	18,349
Essentra PLC	5,382	38,026
esure Group PLC	6,609	25,846
Evraz PLC (a)	4,498	14,124
Faroe Petroleum PLC (a)	2,833	3,280
Fenner PLC	1,802	8,197
Ferrexpo PLC	5,975	18,794
Fever-Tree Drinks PLC	2,489	70,573
Firstgroup PLC (a)	19,310	29,427
Foxtons Group PLC	612	727
Fresnillo PLC	5,279	106,984
G4S PLC (United Kingdom)	28,609	124,111
Galliford Try PLC	1,448	25,906
GB Group PLC	4,899	23,851
Genus PLC	1,626	37,093
GKN PLC	34,480	146,277
GlaxoSmithKline PLC	97,421	1,939,357
Gocompare.com Group PLC	899	1,343
Grainger Trust PLC	16,607	57,561
Great Portland Estates PLC	10,901	86,584
Greene King PLC	9,737	88,002
Greggs PLC	2,983	43,293
Halfords Group PLC	3,024	13,294
Halma PLC	8,711	126,311
Hammerson PLC	15,218	115,352
Hansteen Holdings PLC	4,785	8,018
Hargreaves Lansdown PLC	5,309	96,665
Hastings Group Holdings PLC	4,980	20,165
Hays PLC	34,711	76,391
Helical Bar PLC	267	1,215
Hikma Pharmaceuticals PLC	2,811	52,369
Hill & Smith Holdings PLC	2,058	36,385
Hochschild Mining PLC	3,267	13,638
HomeServe PLC	6,241	59,699
Hostelworld Group PLC	1,535	5,964
Howden Joinery Group PLC	12,077	67,705
HSBC Holdings PLC (United Kingdom)	392,495	3,930,801
Hunting PLC	1,772	10,935
Hurricane Energy PLC (a)	15,068	5,964
Ibstock PLC	8,363	28,137
IG Group Holdings PLC	8,782	73,751
Imagination Technologies Group PLC (a)	4,835	9,218
IMI PLC	7,368	116,948
Imperial Tobacco Group PLC	18,818	774,648
Inchcape PLC	7,984	84,589
Indivior PLC	23,580	119,468
Informa PLC	20,048	183,969
Inmarsat PLC	10,502	107,456
InterContinental Hotel Group PLC	3,322	188,077
Intermediate Capital Group PLC	5,776	69,159
International Personal Finance PLC	833	2,088
International Quantum Epitaxy PLC (a)	16,512	23,093
Interserve PLC	750	2,234
Intertek Group PLC	2,982	169,221
Intu Properties PLC	19,997	67,358
Investec PLC	13,125	99,747
iomart Group PLC	1,226	5,112
ITE Group PLC	2,346	5,579
ITV PLC	83,387	190,336
J Sainsbury PLC	42,458	137,135
J.D. Weatherspoon PLC	1,928	26,023
Jackpotjoy PLC (a)	1,132	10,052
John David Group PLC	9,302	43,925
John Laing Group PLC	5,138	21,178
John Menzies PLC	927	8,586
John Wood Group PLC	11,269	90,771
Johnson Matthey PLC	4,093	151,749
JRP Group PLC	16,722	32,455
Jupiter Fund Management PLC	11,519	81,158
Just Eat Holding Ltd. (a)	10,693	87,542
KAZ Minerals PLC (a)	4,490	42,535
Kcom Group PLC	8,465	10,247
Keller Group PLC	1,030	11,959
Kier Group PLC	1,337	22,738
Kingfisher PLC	51,595	200,228
Ladbrokes PLC	11,507	19,206
Laird PLC	9,572	18,881
Land Securities Group PLC	14,512	195,492
Legal & General Group PLC	113,032	400,277
Lloyds Banking Group PLC	1,405,749	1,215,323
London Stock Exchange Group PLC	6,172	305,212
Londonmetric Properity PLC	39,763	88,296
Lonmin PLC (a)	1,093	1,193
Lookers PLC	2,630	3,817
Man Group PLC	42,624	89,981
Marks & Spencer Group PLC	41,769	177,564
Marshalls PLC	2,410	12,188
McCarthy & Stone PLC	17,225	38,567
Mediclinic International PLC	6,413	62,614
Meggitt PLC	16,672	110,645
Melrose Industries PLC	46,485	142,536
Merlin Entertainments PLC	17,134	106,093
Metro Bank PLC (a)	1,158	55,339
Micro Focus International PLC	4,796	141,301
Mitchells & Butlers PLC	1,709	5,452
Mitie Group PLC	6,852	24,066
Mondi PLC	7,518	197,889
Moneysupermarket.com Group PLC	13,694	60,003
Morgan Advanced Materials PLC	8,008	31,634
N Brown Group PLC	3,824	15,762
National Express Group PLC Class L	5,389	25,888
National Grid PLC	66,328	819,823
NCC Group Ltd.	7,668	19,627
NewRiver REIT PLC	15,020	69,955
NEX Group PLC	6,809	59,967
Next PLC	3,512	183,032
NMC Health PLC	1,714	51,177
Northgate PLC	1,988	11,323
Nostrum Oil & Gas LP (a)	1,976	10,559
Novae Group PLC	4,377	40,743
Ocado Group PLC (a)	11,763	46,731
Old Mutual PLC	103,274	267,750
On The Beach Group PLC	3,023	18,547
OneSavings Bank PLC	3,217	16,774
Ophir Energy PLC (a)	10,673	10,280
Oxford Instruments PLC	615	8,512
P2P Global Investments PLC	1,277	14,903
Pagegroup PLC	4,589	29,650
Paragon Group of Companies PLC	7,344	41,956
Pearson PLC	18,657	161,459
Pendragon PLC	85,397	33,802
Pennon Group PLC	6,776	71,969
Persimmon PLC	6,485	214,250
Pets At Home Group PLC	3,648	7,821
Photo-Me International PLC	11,079	23,900
Polypipe Group PLC	2,666	14,112
Premier Foods PLC (a)	23,207	12,018
Premier Oil PLC (a)	4,370	3,488
Primary Health Properties PLC	4,020	6,139
Provident Financial PLC	2,639	71,797
Prudential PLC	49,922	1,218,122
Purplebricks Group PLC (a)	3,595	22,768
PZ Cussons PLC Class L	7,591	36,326
QinetiQ Group PLC	8,984	28,591
Rank Group PLC	996	3,075
Rathbone Brothers PLC	1,656	58,425
Reckitt Benckiser Group PLC	12,831	1,247,524
Redde PLC	3,192	6,317
Redrow PLC	2,878	22,480
RELX PLC	20,819	453,781
Renishaw PLC	439	24,153
Rentokil Initial PLC	38,702	148,390
Restore PLC	844	5,312
Rightmove PLC	1,770	98,271
Rio Tinto PLC	24,654	1,155,459
Rolls-Royce Holdings PLC	33,631	394,052
Rotork PLC	27,264	83,275
Royal Bank of Scotland Group PLC (a)	70,388	230,771
Royal Dutch Shell PLC:
Class A (United Kingdom)	93,588	2,643,058
Class B (United Kingdom)	66,863	1,904,774
Royal Mail PLC	24,809	131,947
RPC Group PLC	8,515	100,663
RPS Group PLC	1,810	6,526
RSA Insurance Group PLC	22,378	192,654
Safestore Holdings PLC	4,786	26,673
Saga PLC	21,069	58,015
Sage Group PLC	20,951	186,312
Savills PLC	2,288	27,592
Scapa Group PLC	1,190	7,532
Schroders PLC	1,986	90,270
Scottish & Southern Energy PLC	19,597	356,558
Segro PLC	16,946	117,830
Senior Engineering Group PLC	11,265	36,920
Serco Group PLC (a)	16,299	23,870
Severn Trent PLC	4,659	137,695
Shaftesbury PLC	6,361	82,500
Shanks Group PLC	9,432	11,449
SIG PLC	12,607	27,529
Sirius Minerals PLC (a)	68,233	27,188
SKY PLC	19,224	244,764
Smart Metering Systems PLC	2,619	21,130
Smith & Nephew PLC	17,954	312,398
Smiths Group PLC	7,814	158,255
SOCO International PLC	500	800
Softcat PLC	3,043	16,060
Sophos Group PLC	4,349	25,907
Sound Energy PLC (a)	8,859	4,646
Spectris PLC	3,313	107,531
Spirax-Sarco Engineering PLC	1,322	96,980
Spire Healthcare Group PLC	3,740	17,024
Sports Direct International PLC (a)	2,158	10,794
SSP Group PLC	13,135	88,298
St. James's Place Capital PLC	10,189	163,606
St. Modwen Properties PLC	1,476	6,982
Stagecoach Group PLC	12,696	30,202
Standard Chartered PLC (United Kingdom) (a)	65,776	734,807
Standard Life PLC	40,851	235,214
Stock Spirits Group PLC	10,658	22,992
SuperGroup PLC	4,044	79,928
Synthomer PLC	3,373	21,851
TalkTalk Telecom Group PLC	6,728	15,978
Tate & Lyle PLC	8,058	71,445
Taylor Wimpey PLC	68,722	172,639
Ted Baker PLC	549	18,246
Telecom Plus PLC	1,569	23,744
Tesco PLC (a)	167,006	383,846
The Go-Ahead Group PLC	653	15,465
The Restaurant Group PLC	3,104	13,695
The Weir Group PLC	4,890	118,327
Thomas Cook Group PLC	43,302	62,789
TORM PLC	167	1,741
Travis Perkins PLC	4,412	88,366
Tritax Big Box REIT PLC	24,098	47,629
Tullett Prebon PLC	11,143	71,584
Tullow Oil PLC (a)	23,692	52,547
Ultra Electronics Holdings PLC	3,091	85,521
Unilever PLC	25,450	1,451,483
Unite Group PLC	4,647	41,141
United Utilities Group PLC	13,173	155,990
Vectura Group PLC (a)	8,081	12,165
Vedanta Resources PLC	611	6,203
Vesuvius PLC	6,559	47,034
Victrex PLC	1,254	32,611
Virgin Money Holdings Uk PLC	7,048	26,549
Vodafone Group PLC	524,220	1,536,675
Watkin Jones PLC	6,697	17,230
WH Smith PLC	1,829	42,472
Whitbread PLC	3,648	185,211
William Hill PLC	23,323	77,085
WM Morrison Supermarkets PLC	44,845	142,241
Wolverhampton & Dudley Breweries PLC	23,336	35,716
Workspace Group PLC	1,823	22,008
Worldpay Group PLC	37,518	183,155
Zpg PLC	3,022	14,470

TOTAL UNITED KINGDOM		54,555,892

United States of America - 0.1%
Sohu.com, Inc. (a)(b)	611	34,723
Southern Copper Corp. (b)	1,820	71,599
Yum China Holdings, Inc.	8,183	292,870

TOTAL UNITED STATES OF AMERICA		399,192

TOTAL COMMON STOCKS
(Cost $434,435,618)		472,612,883

Nonconvertible Preferred Stocks - 1.2%
Brazil - 0.7%
Alpargatas SA (PN)	900	4,297
Banco ABC Brasil SA	3,100	16,274
Banco Bradesco SA (PN)	61,705	597,391
Banco do Estado Rio Grande do Sul SA	1,700	7,976
Bradespar SA (PN)	6,779	50,174
Braskem SA (PN-A)	3,300	39,483
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)	4,462	23,853
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN) (a)	4,561	106,041
Companhia de Saneamento do Parana	4,600	15,636
Companhia Energetica de Minas Gerais (CEMIG) (PN) (a)	11,500	31,420
Companhia Energetica de Sao Paulo Series B	1,900	9,505
Companhia Paranaense de Energia-Copel (PN-B) (a)	1,300	10,802
Eletropaulo Metropolitana SA (PN-B)	1,200	5,499
Gerdau SA (PN)	26,703	91,284
Gol Linhas Aereas Inteligentes SA (PN) (a)	2,100	6,027
Itau Unibanco Holding SA	65,907	788,766
Itausa-Investimentos Itau SA (PN)	82,052	243,392
Lojas Americanas SA (PN)	2,700	13,568
Marcopolo SA (PN)	10,100	10,559
Metalurgica Gerdau SA (PN) (a)	6,500	10,964
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)	96,986	413,342
Suzano Papel e Celulose SA	6,800	30,573
Telefonica Brasil SA	9,400	140,803
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.) (a)	4,300	7,129
Vale SA (PN-A)	45,787	428,306

TOTAL BRAZIL		3,103,064

Chile - 0.0%
Embotelladora Andina SA Class B	5,542	25,246
Sociedad Quimica y Minera de Chile SA (PN-B)	2,528	103,635

TOTAL CHILE		128,881

Colombia - 0.0%
Bancolombia SA (PN)	6,414	70,237
Grupo Aval Acciones y Valores SA	72,436	32,020
Grupo de Inversiones Suramerica SA	1,266	17,501

TOTAL COLOMBIA		119,758

Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	1,453	115,846
Draegerwerk AG & Co. KGaA (non-vtg.)	125	13,451
Fuchs Petrolub AG	1,438	85,456
Henkel AG & Co. KGaA	2,767	392,250
Jungheinrich AG	1,253	49,809
Porsche Automobil Holding SE (Germany)	3,684	211,013
Sartorius AG (non-vtg.)	684	64,737
Sixt AG Preference Shares	227	12,896
Sto SE & Co. KGaA	28	3,954
Volkswagen AG	3,485	536,733

TOTAL GERMANY		1,486,145

India - 0.0%
Vedanta Ltd. 0.00	27,604	3,290
Italy - 0.0%
Buzzi Unicem SpA (Risparmio Shares)	1,220	17,432
Danieli & C. Officine Meccaniche SpA	1,027	19,221
Telecom Italia SpA (Risparmio Shares)	110,982	91,112

TOTAL ITALY		127,765

Korea (South) - 0.2%
AMOREPACIFIC Corp.	269	42,634
Daishin Securities Co. Ltd.	205	1,783
Hyundai Motor Co.	129	11,634
Hyundai Motor Co. Series 2	1,226	116,039
LG Chemical Ltd.	55	11,271
LG Household & Health Care Ltd.	112	63,804
Samsung Electronics Co. Ltd.	357	615,542

TOTAL KOREA (SOUTH)		862,707

Panama - 0.0%
Avianca Holdings SA 0.00%	1,835	1,622
Russia - 0.0%
AK Transneft OAO	11	33,208
Surgutneftegas OJSC	156,855	75,530

TOTAL RUSSIA		108,738

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $5,413,378)		5,941,970
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.58% to 0.72% 8/17/17 to 10/12/17(d)
(Cost $299,688)	300,000	299,523
	Shares	Value

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 1.11% (e)	9,833,249	9,835,216
Fidelity Securities Lending Cash Central Fund 1.11% (e)(f)	4,125,946	4,126,358
TOTAL MONEY MARKET FUNDS
(Cost $13,961,610)		13,961,574
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $454,110,294)		492,815,950
NET OTHER ASSETS (LIABILITIES) - (0.3)%(g)		(1,655,823)
NET ASSETS - 100%		$491,160,127

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
90 ICE E-mini MSCI EAFE Index Contracts (United States)	Sept. 2017	8,725,050	$37,826
58 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Sept. 2017	3,087,050	1,369
6 TME S&P/TSX 60 Index Contracts (Canada)	Sept. 2017	856,050	(2,221)
TOTAL FUTURES CONTRACTS			$36,974

The face value of futures purchased as a percentage of Net Assets is 2.6%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $143,687 or 0.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $299,523.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $149,910 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$74,313
Fidelity Securities Lending Cash Central Fund	999
Total	$75,312

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$56,290,060	$42,047,710	$14,235,561	$6,789
Consumer Staples	44,255,489	26,950,547	17,302,200	2,742
Energy	28,617,500	16,641,870	11,974,950	680
Financials	105,140,554	79,154,828	25,960,000	25,726
Health Care	36,518,374	19,246,732	17,271,642	--
Industrials	62,131,895	52,196,553	9,935,342	--
Information Technology	53,068,327	37,240,334	15,827,256	737
Materials	39,588,609	33,477,059	6,108,074	3,476
Real Estate	19,985,699	19,985,699	--	--
Telecommunication Services	18,623,633	7,373,200	11,250,433	--
Utilities	14,334,713	12,725,032	1,609,681	--
Government Obligations	299,523	--	299,523	--
Money Market Funds	13,961,574	13,961,574	--	--
Total Investments in Securities:	$492,815,950	$361,001,138	$131,774,662	$40,150
Derivative Instruments:
Assets
Futures Contracts	$39,195	$39,195	$--	$--
Total Assets	$39,195	$39,195	$--	$--
Liabilities
Futures Contracts	$(2,221)	$(2,221)	$--	$--
Total Liabilities	$(2,221)	$(2,221)	$--	$--
Total Derivative Instruments:	$36,974	$36,974	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2017, the cost of investment securities for income tax purposes was $454,298,829. Net unrealized appreciation aggregated $38,517,121, of which $45,420,746 related to appreciated investment securities and $6,903,625 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 28, 2017